   As filed with the Securities and Exchange Commission on June 28, 2002


                                                              File No. 333-31172
                                                              File No. 811-05343

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                    FORM N-4
                             Registration Statement
                                     Under
                         The Securities Act of 1933 [X]

                               ----------------

                      Post-Effective Amendment No. 5

         For Registration Under the Investment Company Act of 1940 [X]

                             Amendment No. 81

                      GE Life & Annuity Separate Account 4

                           (Exact Name of Registrant)

                               ----------------

                     GE Life and Annuity Assurance Company

                              (Name of Depositor)

                               ----------------

                              6610 W. Broad Street
                            Richmond, Virginia 23230
              (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (804) 281-6000

                                 Heather Harker
       Vice President, Associate General Counsel and Assistant Secretary
                     GE Life And Annuity Assurance Company
                              6610 W. Broad Street
                            Richmond, Virginia 23230
                    (Name and address of Agent for Service)

                               ----------------

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on June 28, 2002 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      GE Life & Annuity Separate Account 4
                                 Prospectus For
              Flexible Premium Variable Deferred Annuity Contract
                                Form P1154 4/00

                                   Issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus gives details about the contract, the Separate Account and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This prospectus describes a flexible premium variable deferred annuity contract (the "contract") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the GE Life & Annuity Separate Account 4 (the "Separate Account") invests in shares of portfolios of the underlying mutual funds listed below:

 AIM Variable Insurance Funds:    Fidelity Variable Insurance Products Fund
  AIM V.I. Capital                ("VIP"):
   Appreciation Fund --            VIP Equity-Income
    Series I Shares                Portfolio -- Service Class 2
  AIM V.I. Growth Fund --          VIP Growth Portfolio --
   Series I Shares                  Service Class 2
  AIM V.I. Premier Equity Fund
   (formerly, AIM V.I. Value      Fidelity Variable Insurance Products Fund II
   Fund) -- Series I Shares       ("VIP II"):
                                   VIP II Contrafund(R)
 Alliance Variable Products        Portfolio -- Service Class 2
 Series Fund, Inc.:               Fidelity Variable Insurance Products Fund
  Growth and Income               III ("VIP III"):
  Portfolio -- Class B             VIP III Growth & Income
  Premier Growth Portfolio --      Portfolio -- Service Class 2
   Class B                         VIP III Mid Cap Portfolio --
  Quasar Portfolio -- Class B       Service Class 2

 Dreyfus:                         GE Investments Funds, Inc.:
  Dreyfus Investment               Income Fund
   Portfolios-Emerging Markets     Mid-Cap Value Equity Fund
   Portfolio -- Initial Shares     Money Market Fund
  The Dreyfus Socially             Premier Growth Equity Fund
   Responsible Growth Fund,        S&P 500(R) Index Fund
   Inc. -- Initial Shares          Small-Cap Value Equity Fund
                                   U.S. Equity Fund
 Federated Insurance Series:       Value Equity Fund
  Federated High Income Bond
   Fund II* --Service Shares
  Federated International
  Small Company Fund II


 Janus Aspen Series:              PIMCO Variable Insurance
  Aggressive Growth               Trust:
  Portfolio -- Service Shares      Foreign Bond Portfolio --
  Balanced Portfolio --              Administrative Class
   Service Shares                   Shares
  Capital Appreciation             High Yield Portfolio*
  Portfolio -- Service Shares       (formerly, High Yield Bond
  Global Life Sciences              Portfolio) --
  Portfolio -- Service Shares        Administrative Class
  Global Technology                 Shares
  Portfolio -- Service Shares      Long-Term U.S. Government
  Growth Portfolio -- Service       Portfolio (formerly, Long-
  Shares                            Term U.S. Government Bond
  International Growth              Portfolio) --
  Portfolio -- Service Shares        Administrative Class
  Worldwide Growth                  Shares
  Portfolio -- Service Shares      Total Return Portfolio
                                    (formerly, Total Return
 MFS(R) Variable Insurance          Bond Portfolio) --
 Trust:                              Administrative Class
  MFS(R) Investors Growth           Shares
   Stock Series --
   Service Class Shares           Rydex Variable Trust:
  MFS(R) Investors Trust           OTC Fund
   Series -- Service Class
   Shares                         Van Kampen Life Investment
  MFS(R) New Discovery            Trust:
   Series -- Service Class         Comstock Portfolio --
   Shares                           Class II
  MFS(R) Utilities Series --       Emerging Growth Portfolio --
    Service Class Shares              Class II

 Oppenheimer Variable Account
 Funds:
  Oppenheimer Global
   Securities Fund/VA --
    Service Shares
  Oppenheimer Main Street
   Growth & Income Fund/VA --
    Service Shares

* These portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the portfolios(s) you select. You bear the investment risk of investing in the portfolios.

A Statement of Additional Information, dated May 1, 2002, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additonal
Information:
                                  call us at:

                                1-800-352-9910;

                                or write us at:

                             6610 West Broad Street
                               Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2002.

Table of Contents

Definitions.................................................................   5

Expense Table...............................................................   7

Portfolio Annual Expenses...................................................   8

Synopsis....................................................................  25

Condensed Financial Information.............................................  29

Investment Results..........................................................  32

Financial Statements........................................................  33

The Company.................................................................  34

The Separate Account........................................................  35

The Guarantee Account.......................................................  44

Charges and Other Deductions................................................  46

The Contract................................................................  51

Transfers...................................................................  56

Surrenders and Partial Withdrawals..........................................  61

The Death Benefit...........................................................  64

Income Payments.............................................................  70

Federal Tax Matters.........................................................  75

Voting Rights...............................................................  84

Requesting Payments.........................................................  85

Distribution of the Contracts...............................................  87

Additional Information......................................................  89

Appendix A.................................................................. A-1

Statement of Additional Information -- Table of Contents

Definitions

The following terms are used throughout the prospectus.

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value --The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated portfolio of one of the Funds. Not all subaccounts may be available in all states or markets. Subaccounts may be referred to as Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract maintenance charge, any optional death benefit charge and any surrender charge.

Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

The following table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase this contract. The table reflects Separate Account charges and charges assessed against amounts you allocate to the Guarantee Account. For more complete descriptions of the various costs and charges involved, see the "Charges and Other Deductions" provision in this prospectus. Premium taxes may also apply, although they do not appear in the table.

Owner Transaction Expenses:
----------------------------------------------------------------------
The maximum surrender charge (as a percentage of each purchase
 payment surrendered/withdrawn):                                    6%

          Number of Full and              Surrender Charge
      Partially Completed Years          as a Percentage of
        Since We Received the            the Surrendered or
           Purchase Payment          Withdrawn Purchase Payment
        _________________________________________________
                  1                              6%
                  2                              6%
                  3                              6%
                  4                              6%
                  5                              5%
                  6                              4%
              7 or more                          0%
        _________________________________________________

Transfer Charge (for each transfer after the first in a calendar
 month)/1/                                                        $10
---------------------------------------------------------------------

                                             Annuitant &
Annual Expenses (effective annual rate of  Joint Annuitant
Separate Account charges as a percentage      Age 70 or    Either Annuitant
of the daily net assets of the Separate      Younger at     Over Age 70 at
Account):                                       Issue           Issue
---------------------------------------------------------------------------
Mortality and Expense Risk Charge               1.35%            1.55%
Administrative Expense Charge                   0.15%            0.15%
                                                ----             ----
Total Annual Expenses                           1.50%            1.70%
Other Annual Expenses:
---------------------------------------------------------------------------
Annual Contract Charge/2/                                        $ 30

Maximum Optional Death Benefit Charge
 (annual rate as a percentage of
 Contract Value)/3/                                              0.25%
---------------------------------------------------------------------------

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month. We currently do not assess this charge.

 /2/We do not assess this charge if your Contract Value at the time the charge is due is more than $40,000.

 /3/If the Optional Death Benefit is elected at the time of application.

Portfolio Annual Expenses

The following table shows the annual expenses of the portfolios of the Funds for the year ended December 31, 2001 (as a percentage of each portfolio's average net assets, after fee waivers and expense reimbursements, as applicable):

                                                                              Service           Total
                                                           Management  12b-1   Share   Other    Annual
Portfolio                                                     Fees     Fees*  Fees**  Expenses Expenses
-------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund -- Series I Shares        0.61%     --      --      0.24%    0.85%
 AIM V.I. Growth Fund -- Series I Shares                      0.62%     --      --      0.26%    0.88%
 AIM V.I. Premier Equity Fund (formerly, AIM V.I. Value
  Fund) -- Series I Shares                                    0.60%     --      --      0.25%    0.85%

Alliance Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------
 Growth and Income Portfolio -- Class B                       0.63%    0.25%    --      0.04%    0.92%
 Premier Growth Portfolio -- Class B                          1.00%    0.25%    --      0.04%    1.29%
 Quasar Portfolio -- Class B                                  0.82%    0.25%    --      0.13%    1.20%

Dreyfus
-------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios -- Emerging Markets
  Portfolio -- Initial Shares                                  --       --      --      2.00%    2.00%
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares                                             0.75%     --      --      0.03%    0.78%

Federated Insurance Series
-------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares         0.60%     --     0.10%    0.16%    0.86%
 Federated International Small Company Fund II                0.00%     --     0.10%    1.55%    1.65%

Fidelity Variable Insurance Products Fund ("VIP")
-------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2/1/            0.48%    0.25%    --      0.11%    0.84%
 VIP Growth Portfolio -- Service Class 2/1/                   0.58%    0.25%    --      0.10%    0.93%

Fidelity Variable Insurance Products Fund II ("VIP II")
-------------------------------------------------------------------------------------------------------
 VIP II Contrafund(R) Portfolio -- Service Class 2/1/         0.58%    0.25%    --      0.11%    0.94%

Fidelity Variable Insurance Products Fund III ("VIP III")
-------------------------------------------------------------------------------------------------------
 VIP III Growth & Income Portfolio -- Service Class 2/1/      0.48%    0.25%    --      0.11%    0.84%
 VIP III Mid Cap Portfolio -- Service Class 2/1/              0.58%    0.25%    --      0.11%    0.94%

GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
 Income Fund                                                  0.50%     --      --      0.05%    0.55%
 Mid-Cap Value Equity Fund                                    0.65%     --      --      0.03%    0.68%
 Money Market Fund                                            0.38%     --      --      0.04%    0.42%
 Premier Growth Equity Fund                                   0.65%     --      --      0.02%    0.67%
 S&P 500(R) Index Fund                                        0.35%     --      --      0.04%    0.39%
 Small-Cap Value Equity Fund                                  0.80%     --      --      0.11%    0.91%
 U.S. Equity Fund                                             0.55%     --      --      0.03%    0.58%
 Value Equity Fund                                            0.65%     --      --      0.14%    0.79%

Janus Aspen Series
-------------------------------------------------------------------------------------------------------
 Aggressive Growth Portfolio -- Service Shares                0.65%    0.25%    --      0.02%    0.92%
 Balanced Portfolio -- Service Shares                         0.65%    0.25%    --      0.01%    0.91%
 Capital Appreciation Portfolio -- Service Shares             0.65%    0.25%    --      0.01%    0.91%

                                                      Service           Total
                                    Management 12b-1  Share    Other    Annual
Portfolio                             Fees     Fees*  Fees**  Expenses Expenses
-------------------------------------------------------------------------------
 Global Life Sciences Portfolio --
   Service Shares                      0.65%   0.25%    --      0.17%    1.07%
 Global Technology Portfolio --
   Service Shares                      0.65%   0.25%    --      0.05%    0.95%
 Growth Portfolio -- Service Shares    0.65%   0.25%    --      0.01%    0.91%
 International Growth Portfolio --
   Service Shares                      0.65%   0.25%    --      0.06%    0.96%
 Worldwide Growth Portfolio --
   Service Shares                      0.65%   0.25%    --      0.04%    0.94%

MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock
  Series -- Service Class Shares       0.75%   0.25%    --      0.15%    1.15%
 MFS(R) Investors Trust Series --
   Service Class Shares                0.75%   0.25%    --      0.14%    1.14%
 MFS(R) New Discovery Series --
   Service Class Shares                0.90%   0.25%    --      0.15%    1.30%
 MFS(R) Utilities Series -- Service
  Class Shares                         0.75%   0.25%    --      0.17%    1.17%

Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------
 Oppenheimer Global Securities
  Fund/VA -- Service Shares            0.64%   0.15%    --      0.06%    0.85%
 Oppenheimer Main Street Growth &
  Income Fund/VA -- Service Shares     0.68%   0.15%    --      0.05%    0.88%

PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------
 Foreign Bond Portfolio --
   Administrative Class Shares         0.25%    --     0.15%    0.50%    0.90%
 High Yield Portfolio (formerly,
  High Yield Bond Portfolio) --
   Administrative Class Shares         0.25%    --     0.15%    0.35%    0.75%
 Long-Term U.S. Government
  Portfolio (formerly, Long-Term
  U.S. Government Bond
  Portfolio) -- Administrative
  Class Shares                         0.25%    --     0.15%    0.25%    0.65%
 Total Return Portfolio (formerly,
  Total Return Bond Portfolio) --
   Administrative Class Shares         0.25%    --     0.15%    0.25%    0.65%

Rydex Variable Trust
-------------------------------------------------------------------------------
 OTC Fund                              0.75%    --     0.25%    0.45%    1.45%

Van Kampen Life Investment Trust
-------------------------------------------------------------------------------
 Comstock Portfolio -- Class II
  Shares                               0.60%   0.25%    --      0.21%    1.06%
 Emerging Growth Portfolio --
  Class II Shares                      0.70%   0.25%    --      0.06%    1.01%
-------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.

** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the contracts will be remitted to the Company.

 /1/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio's expenses. In addition, through arrangements with the portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio's custodian expenses. These offsets may be discontinued at any time.

     Accordingly, the actual total operating expenses were:

   .VIP Equity-Income Portfolio --
    Service Class 2                       0.83%
   .VIP Growth Portfolio -- Service
    Class 2                               0.90%
   .VIP II Contrafund(R) Portfolio --
    Service Class 2                       0.90%

   .VIP III Growth & Income Portfolio --
    Service Class 2                       0.82%
   .VIP III Mid Cap Portfolio -- Service
    Class 2                               0.88%

Some of the portfolios are subject to fee waivers and/or expense reimbursements. The following table shows what the expenses would have been for such portfolios without fee waivers and/or expense reimbursement.

                                                     Service            Total
                                   Management 12b-1  Share     Other    Annual
Portfolio                            Fees     Fees*  Fees**  Expenses  Expenses
-------------------------------------------------------------------------------
Alliance Variable Products Series
 Fund, Inc.
-------------------------------------------------------------------------------
 Quasar Portfolio -- Class B          1.00%   0.25%    --      0.18%     1.43%

Dreyfus
-------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --
   Emerging Markets Portfolio --
   Initial Shares                     1.25%    --      --      4.15%     5.40%

Federated Insurance Series
-------------------------------------------------------------------------------
 Federated High Income Bond Fund
  II -- Service Shares                0.60%   0.25%   0.25%    0.16%     1.26%
 Federated International Small
  Company Fund II                     1.25%   0.25%   0.25%    3.79%     5.54%

MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock
  Series -- Service Class Shares      0.75%   0.25%    --      0.17%     1.17%
 MFS(R) Investors Trust Series --
   Service Class Shares               0.75%   0.25%    --      0.15%     1.15%
 MFS(R) New Discovery Series --
   Service Class Shares               0.90%   0.25%    --      0.19%     1.34%
 MFS(R) Utilities Series --
   Service Class Shares               0.75%   0.25%    --      0.18%     1.18%

PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------
 Foreign Bond Portfolio --
   Administrative Class Shares        0.25%    --     0.15%    0.51%     0.91%
 High Yield Portfolio (formerly,
  High Yield Bond Portfolio) --
   Administrative Class Shares        0.25%    --     0.15%    0.36%     0.76%
 Long-Term U.S. Government
  Portfolio (formerly, Long-Term
  U.S. Government Bond
  Portfolio) -- Administrative
  Class Shares                        0.25%    --     0.15%    0.26%     0.66%
 Total Return Portfolio (formerly,
  Total Return Bond Portfolio) --
   Administrative Class Shares        0.25%    --     0.15%    0.26%     0.66%
-------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.
** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the contracts will be remitted to the Company.

The expenses shown in the tables above are deducted by the portfolios before they provide us with the daily net asset value. We then deduct the applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each portfolio. Information relating to the portfolios was provided by the portfolios and not independently verified by us.

OTHER CONTRACTS

We offer other variable annuity contracts in the Separate Account which also invest in the same portfolios (or many of the same) of the Funds. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call (800) 352-9910.

EXAMPLES

The following examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios for the year ended December 31, 2001 as shown in the "Portfolio Annual Expenses" provision.

The examples vary based on whether:

  .  the Annuitant is age 70 or younger at the time the contract is issued;

  . if joint annuitants, either annuitant is older than age 70 at the time the contract is issued;

  .  the Optional Death Benefit is selected at issue;

  .  you surrender or annuitize your contract.

These expenses, and therefore the examples, reflect certain fee waivers and expense reimbursements provided by some of the portfolios and assume they will continue for the periods shown. We cannot guarantee that these fee waivers and expense reimbursements will continue.

The examples show what an Owner would pay assuming a $1,000 investment, a 5% annual return and no change in portfolio expenses. The contract expenses include:

If the Annuitant is age 70 or younger at the time the contract is issued,

  (1)  A mortality and expense risk charge of 1.35%;

  (2)  An administrative expense charge of 0.15%;

  (3)  An annual contract charge of $30; and

  (4) A maximum charge of 0.25% of the Contact Value for the Optional Death Benefit.

If either Annuitant is older than age 70 at the time the contract is issued,

  (1)  A mortality and expense risk charge of 1.55%;

  (2)  An administrative expense charge of 0.15%;

  (3)  An annual contract charge of $30; and

  (4) A maximum charge of 0.25% of the Contract Value for the Optional Death Benefit.

Deductions for premium taxes are not reflected, but may apply.

Example 1 reflects expenses without the Optional Death Benefit Rider, assumes you surrender* your contract at the end of the applicable period and assumes each Annuitant is age 70 or younger at issue.

                                                        Without Optional Death Benefit Rider
Subaccount Investing In:                                1 Year   3 Years   5 Years   10 Years
---------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund -- Series I Shares $  78.81 $  130.35 $  175.55 $  278.62
 AIM V.I. Growth Fund -- Series I Shares                  79.11    131.25    177.05    281.60
 AIM V.I. Premier Equity Fund (formerly, AIM V.I.
  Value Fund) -- Series I Shares                          78.81    130.35    175.55    278.62
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B                   79.51    132.45    179.05    285.56
 Premier Growth Portfolio -- Class B                      83.20    143.48    197.32    321.40
 Quasar Portfolio -- Class B                              82.31    140.81    192.91    312.81
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio --  Initial Shares                            90.25    164.29    231.41    386.23
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares                                         78.11    128.25    172.04    271.63
Federated Insurance Series
 Federated High Income Bond Fund II -- Service Shares     78.91    130.65    176.05    279.62
 Federated International Small Company Fund II            86.78    154.08    214.76    354.90
Fidelity Variable Insurance Products Fund ("VIP")
 VIP Equity-Income Portfolio -- Service Class 2           78.71    130.05    175.05    277.63
 VIP Growth Portfolio -- Service Class 2                  79.61    132.75    179.55    286.55
Fidelity Variable Insurance Products Fund II ("VIP
 II")
 VIP II Contrafund(R) Portfolio -- Service Class 2        79.71    133.05    180.04    287.54
Fidelity Variable Insurance Products Fund III ("VIP
 III")
 VIP III Growth & Income Portfolio -- Service Class 2     78.71    130.05    175.05    277.63
 VIP III Mid Cap Portfolio -- Service Class 2             79.61    133.05    180.04    287.54
GE Investments Funds, Inc.
 Income Fund                                              75.81    121.30    160.43    248.27
 Mid-Cap Value Equity Fund                                77.11    125.23    167.01    261.54
 Money Market Fund                                        74.50    117.35    153.80    234.80
 Premier Growth Equity Fund                               77.01    124.93    166.50    260.53
 S&P 500(R) Index Fund                                    74.20    116.44    152.26    231.67
 Small-Cap Value Equity Fund                              79.41    132.15    178.55    284.58
 U.S. Equity Fund                                         76.11    122.21    161.95    251.35
 Value Equity Fund                                        78.21    128.55    172.55    272.63
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares            79.51    132.45    179.05    285.56
 Balanced Portfolio -- Service Shares                     79.41    132.15    178.55    284.58
 Capital Appreciation Portfolio -- Service Shares         79.41    132.15    178.55    284.58
 Global Life Sciences Portfolio -- Service Shares         81.01    136.94    186.50    300.27
 Global Technology Portfolio -- Service Shares            79.81    133.35    180.54    288.52
 Growth Portfolio -- Service Shares                       79.41    132.15    178.55    284.58
 International Growth Portfolio -- Service Shares         79.91    133.65    181.04    289.51
 Worldwide Growth Portfolio -- Service Shares             79.71    133.05    180.04    287.54
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class
  Shares                                                  81.81    139.32    190.45    308.01
 MFS(R) Investors Trust Series -- Service Class Shares    81.71    139.02    189.95    307.04
 MFS(R) New Discovery Series -- Service Class Shares      83.30    143.77    197.81    322.35
 MFS(R) Utilities Series -- Service Class Shares          82.01    139.91    191.43    309.93

                                          Without Optional Death Benefit Rider
Subaccount Investing In:                  1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities
  Fund/VA -- Service Shares                $78.81   $130.35   $175.55   $278.62
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 79.11    131.25    177.05    281.60
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio --
   Administrative Class Shares              79.31    131.85    178.05    283.59
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) --
  Administrative Class Shares               77.81    127.34    170.54    268.61
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government
  Bond Portfolio) -- Administrative
  Class Shares                              76.81    124.33    165.49    258.49
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) --
   Administrative Class Shares              76.81    124.33    165.49    258.49
Rydex Variable Trust
 OTC Fund                                   84.80    148.21    205.11    336.45
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares      80.91    136.64    186.00    299.29
 Emerging Growth Portfolio -- Class II
  Shares                                    80.41    135.14    183.52    294.41
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Example 2 reflects expenses without the Optional Death Benefit Rider, assumes you annuitize at the end of the applicable period or do not surrender* and assumes each Annuitant is age 70 or younger at issue.

                                          Without Optional Death Benefit Rider
Subaccount Investing In:                  1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                       $  24.81 $   76.35 $  130.55 $  278.62
 AIM V.I. Growth Fund -- Series I
  Shares                                    25.11     77.25    132.05    281.60
 AIM V.I. Premier Equity Fund
  (formerly, AIM V.I. Value Fund) --
   Series I Shares                          24.81     76.35    130.55    278.62
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio -- Class B     25.51     78.45    134.05    285.56
 Premier Growth Portfolio -- Class B        29.20     89.48    152.32    321.40
 Quasar Portfolio -- Class B                28.31     86.81    147.91    312.81
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Portfolio -- Initial Shares       36.25    110.29    186.41    386.23
 The Dreyfus Socially Responsible
  Growth Fund, Inc. -- Initial Shares       24.11     74.25    127.04    271.63
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                           24.91     76.65    131.05    279.62
 Federated International Small Company
  Fund II                                   32.78    100.08    169.76    354.90
Fidelity Variable Insurance Products
 Fund ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                   24.71     76.05    130.05    277.63
 VIP Growth Portfolio -- Service Class
  2                                         25.61     78.75    134.55    286.55
Fidelity Variable Insurance Products
 Fund II ("VIP II")
 VIP II Contrafund(R) Portfolio --
   Service Class 2                          25.71     79.05    135.04    287.54
Fidelity Variable Insurance Products
 Fund III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                          24.71     76.05    130.05    277.63
 VIP III Mid Cap Portfolio -- Service
  Class 2                                   25.71     79.05    135.04    287.54

                                          Without Optional Death Benefit Rider
Subaccount Investing In:                  1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
GE Investments Funds, Inc.
 Income Fund                               $21.81   $67.30    $115.43   $248.27
 Mid-Cap Value Equity Fund                  23.11    71.23     122.01    261.54
 Money Market Fund                          20.50    63.35     108.80    234.80
 Premier Growth Equity Fund                 23.01    70.93     121.50    260.53
 S&P 500(R) Index Fund                      20.20    62.44     107.26    231.67
 Small-Cap Value Equity Fund                25.41    78.15     133.55    284.58
 U.S. Equity Fund                           22.11    68.21     116.95    251.35
 Value Equity Fund                          24.21    74.55     127.55    272.63
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    25.51    78.45     134.05    285.56
 Balanced Portfolio -- Service Shares       25.41    78.15     133.55    284.58
 Capital Appreciation Portfolio --
   Service Shares                           25.41    78.15     133.55    284.58
 Global Life Sciences Portfolio --
   Service Shares                           27.01    82.94     141.50    300.27
 Global Technology Portfolio -- Service
  Shares                                    25.81    79.35     135.54    288.52
 Growth Portfolio -- Service Shares         25.41    78.15     133.55    284.58
 International Growth Portfolio --
   Service Shares                           25.91    79.65     136.04    289.51
 Worldwide Growth Portfolio -- Service
  Shares                                    25.71    79.05     135.04    287.54
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     27.81    85.32     145.45    308.01
 MFS(R) Investors Trust Series --
   Service Class Shares                     27.71    85.02     144.95    307.04
 MFS(R) New Discovery Series -- Service
  Class Shares                              29.30    89.77     152.81    322.35
 MFS(R) Utilities Series -- Service
  Class Shares                              28.01    85.91     146.43    309.93
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities
  Fund/VA -- Service Shares                 24.81    76.35     130.55    278.62
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 25.11    77.25     132.05    281.60
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio --
   Administrative Class Shares              25.31    77.85     133.05    283.59
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) --
   Administrative Class Shares              23.81    73.34     125.54    268.61
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government
  Bond Portfolio) -- Administrative
  Class Shares                              22.81    70.33     120.49    258.49
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) --
  Administrative Class Shares               22.81    70.33     120.49    258.49
Rydex Variable Trust
 OTC Fund                                   30.80    94.21     160.11    336.45
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares      26.91    82.64     141.00    299.29
 Emerging Growth Portfolio -- Class II
  Shares                                    26.41    81.14     138.52    294.41
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Example 3 reflects expenses with the Optional Death Benefit Rider, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is age 70 or younger at issue.

                                              With Optional Death Benefit Rider
Subaccount Investing In:                     1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                           $ 81.31 $ 137.83 $ 187.98 $ 303.18
 AIM V.I. Growth Fund -- Series I Shares       81.61   138.72   189.46   306.08
 AIM V.I. Premier Equity Fund (formerly, AIM
  V.I. Value Fund) -- Series I Shares          81.31   137.83   187.98   303.18

                                                      With Optional Death Benefit Rider
Subaccount Investing In:                             1 Year  3 Years  5 Years  10 Years
---------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B               $82.01  $139.91  $191.43  $309.93
 Premier Growth Portfolio -- Class B                   85.69   150.86   209.47   344.81
 Quasar Portfolio -- Class B                           84.80   148.21   205.11   336.45
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio --Initial Shares                           92.72   171.51   243.11   407.88
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                               80.61   135.74   184.52   296.37
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                               81.41   138.13   188.47   304.15
 Federated International Small Company Fund II         89.26   161.38   226.68   377.40
Fidelity Variable Insurance Products Fund ("VIP")
 VIP Equity-Income Portfolio -- Service Class 2        81.21   137.53   187.49   302.21
 VIP Growth Portfolio -- Service Class 2               82.11   140.21   191.92   310.89
Fidelity Variable Insurance Products Fund II ("VIP
 II")
 VIP II Contrafund(R) Portfolio -- Service Class 2     82.21   140.51   192.41   311.86
Fidelity Variable Insurance Products Fund III ("VIP
 III")
 VIP III Growth & Income Portfolio -- Service Class
  2                                                    81.21   137.53   187.49   302.21
 VIP III Mid Cap Portfolio -- Service Class 2          82.21   140.51   192.41   311.86
GE Investments Funds, Inc.
 Income Fund                                           78.31   128.85   173.05   273.63
 Mid-Cap Value Equity Fund                             79.61   132.75   179.55   286.55
 Money Market Fund                                     77.01   124.93   166.50   260.53
 Premier Growth Equity Fund                            79.51   132.45   179.05   285.56
 S&P 500(R) Index Fund                                 76.71   124.02   164.99   257.48
 Small-Cap Value Equity Fund                           81.91   139.62   190.94   308.97
 U.S. Equity Fund                                      78.61   129.75   174.55   276.63
 Value Equity Fund                                     80.71   136.04   185.01   297.34
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares         82.01   139.91   191.43   309.93
 Balanced Portfolio -- Service Shares                  81.91   139.62   190.94   308.97
 Capital Appreciation Portfolio -- Service Shares      81.91   139.62   190.94   308.97
 Global Life Sciences Portfolio -- Service Shares      83.50   144.36   198.78   324.24
 Global Technology Portfolio -- Service Shares         82.31   140.81   192.91   312.81
 Growth Portfolio -- Service Shares                    81.91   139.62   190.94   308.97
 International Growth Portfolio -- Service Shares      82.41   141.10   193.40   313.77
 Worldwide Growth Portfolio -- Service Shares          82.21   140.51   192.41   311.86
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service
  Class Shares                                         84.30   146.73   202.68   331.78
 MFS(R) Investors Trust Series -- Service Class
  Shares                                               84.20   146.43   202.20   330.84
 MFS(R) New Discovery Series -- Service Class
  Shares                                               85.79   151.15   209.95   345.73
 MFS(R) Utilities Series -- Service Class Shares       84.50   147.32   203.65   333.65
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA -- Service
  Shares                                               81.31   137.83   187.98   303.18
 Oppenheimer Main Street Growth & Income Fund/VA --
   Service Shares                                      81.61   138.72   189.46   306.08
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                               81.81   139.32   190.45   308.01
 High Yield Portfolio (formerly, High Yield Bond
  Portfolio) -- Administrative Class Shares            80.31   134.85   183.03   293.43
 Long-Term U.S. Government Portfolio (formerly,
  Long-Term U.S. Government Bond Portfolio) --
   Administrative Class Shares                         79.31   131.85   178.05   283.59
 Total Return Portfolio (formerly, Total Return
  Bond Portfolio) -- Administrative Class Shares       79.31   131.85   178.05   283.59

                                        With Optional Death Benefit Rider
Subaccount Investing In:               1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------
Rydex Variable Trust
 OTC Fund                               $87.28  $155.55  $217.16  $359.45
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares   83.40   144.07   198.30   323.29
 Emerging Growth Portfolio -- Class II
  Shares                                 82.91   142.59   195.85   318.55
-------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Example 4 reflects expenses with the Optional Death Benefit Rider, assumes you annuitize at the end of the applicable period, or you do not surrender* and assumes each Annuitant is age 70 or younger at issue.

                                                  With Optional Death Benefit
                                                             Rider
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                        $27.31 $ 83.83 $142.98 $303.18
 AIM V.I. Growth Fund -- Series I Shares         27.61   84.72  144.46  306.08
 AIM V.I. Premier Equity Fund (formerly, AIM
  V.I. Value Fund) -- Series I Shares            27.31   83.83  142.98  303.18
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B          28.01   85.91  146.43  309.93
 Premier Growth Portfolio -- Class B             31.69   96.86  164.47  344.81
 Quasar Portfolio -- Class B                     30.80   94.21  160.11  336.45
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio -- Initial Shares                    38.72  117.51  198.11  407.88
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         26.61   81.74  139.52  296.37
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         27.41   84.13  143.47  304.15
 Federated International Small Company Fund II   35.26  107.38  181.68  377.40
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  27.21   83.53  142.49  302.21
 VIP Growth Portfolio -- Service Class 2         28.11   86.21  146.92  310.89
Fidelity Variable Insurance Products Fund II
 ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        28.21   86.51  147.41  311.86
Fidelity Variable Insurance Products Fund III
 ("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                        27.21   83.53  142.49  302.21
 VIP III Mid Cap Portfolio -- Service Class 2    28.21   86.51  147.41  311.86
GE Investments Funds, Inc.
 Income Fund                                     24.31   74.85  128.05  273.63
 Mid-Cap Value Equity Fund                       25.61   78.75  134.55  286.55
 Money Market Fund                               23.01   70.93  121.50  260.53
 Premier Growth Equity Fund                      25.51   78.45  134.05  285.56
 S&P 500(R) Index Fund                           22.71   70.02  119.99  257.48
 Small-Cap Value Equity Fund                     27.91   85.62  145.94  308.97
 U.S. Equity Fund                                24.61   75.75  129.55  276.63
 Value Equity Fund                               26.71   82.04  140.01  297.34
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares   28.01   85.91  146.43  309.93
 Balanced Portfolio -- Service Shares            27.91   85.62  145.94  308.97
 Capital Appreciation Portfolio -- Service
  Shares                                         27.91   85.62  145.94  308.97
 Global Life Sciences Portfolio -- Service
  Shares                                         29.50   90.36  153.78  324.24
 Global Technology Portfolio -- Service Shares   28.31   86.81  147.91  312.81

                                             With Optional Death Benefit Rider
Subaccount Investing In:                    1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------
 Growth Portfolio -- Service Shares          $27.91 $  85.62  $145.94  $308.97
 International Growth Portfolio -- Service
  Shares                                      28.41    87.10   148.40   313.77
 Worldwide Growth Portfolio -- Service
  Shares                                      28.21    86.51   147.41   311.86
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                       30.30    92.73   157.68   331.78
 MFS(R) Investors Trust Series -- Service
  Class Shares                                30.20    92.43   157.20   330.84
 MFS(R) New Discovery Series -- Service
  Class Shares                                31.79    97.15   164.95   345.73
 MFS(R) Utilities Series -- Service Class
  Shares                                      30.50    93.32   158.65   333.65
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                             27.31    83.83   142.98   303.18
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                   27.61    84.72   144.46   306.08
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                                27.81    85.32   145.45   308.01
 High Yield Portfolio (formerly, High Yield
  Bond Portfolio) -- Administrative Class
  Shares                                      26.31    80.85   138.03   293.43
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government Bond
  Portfolio) -- Administrative Class Shares   25.31    77.85   133.05   283.59
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) -- Administrative
  Class Shares                                25.31    77.85   133.05   283.59
Rydex Variable Trust
 OTC Fund                                     33.28   101.55   172.16   359.45
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares        29.40    90.07   153.30   323.29
 Emerging Growth Portfolio -- Class II
  Shares                                      28.91    88.59   150.85   318.55
------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Example 5 reflects expenses without the Optional Death Benefit Rider, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is over 70 at issue.

                                          Without Optional Death Benefit Rider
Subaccount Investing In:                  1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                         $80.81   $136.34   $185.51   $298.32
 AIM V.I. Growth Fund -- Series I Shares    81.11    137.23    186.99    301.24
 AIM V.I. Premier Equity Fund (formerly,
  AIM V.I. Value Fund) -- Series I
  Shares                                    80.81    136.34    185.51    298.32
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio -- Class B     81.51    138.43    188.97    305.11
 Premier Growth Portfolio -- Class B        85.20    149.38    207.05    340.18
 Quasar Portfolio -- Class B                84.30    146.73    202.68    331.78
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Portfolio --  Initial Shares      92.23    170.07    240.78    403.60
 The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares              80.11    134.25    182.03    291.47
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                           80.91    136.64    186.00    299.29
 Federated International Small Company
  Fund II                                   88.77    159.93    224.31    372.95

                                          Without Optional Death Benefit Rider
Subaccount Investing In:                  1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                  $80.71   $136.04   $185.01   $297.34
 VIP Growth Portfolio -- Service Class 2    81.61    138.72    189.46    306.08
Fidelity Variable Insurance Products
 Fund II ("VIP II")
 VIP II Contrafund(R) Portfolio --
   Service Class 2                          81.71    139.02    189.95    307.04
Fidelity Variable Insurance Products
 Fund III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                          80.71    136.04    185.01    297.34
 VIP III Mid Cap Portfolio -- Service
  Class 2                                   81.71    139.02    189.95    307.04
GE Investments Funds, Inc.
 Income Fund                                77.81    127.34    170.54    268.61
 Mid-Cap Value Equity Fund                  79.11    131.25    177.05    281.60
 Money Market Fund                          76.51    123.42    163.98    255.44
 Premier Growth Equity Fund                 79.01    130.95    176.55    280.61
 S&P 500(R) Index Fund                      76.21    122.51    162.46    252.37
 Small-Cap Value Equity Fund                81.41    138.13    188.47    304.15
 U.S. Equity Fund                           78.11    128.25    172.04    271.63
 Value Equity Fund                          80.21    134.55    182.53    292.45
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    81.51    138.43    188.97    305.11
 Balanced Portfolio -- Service Shares       81.41    138.13    188.47    304.15
 Capital Appreciation Portfolio --
   Service Shares                           81.41    138.13    188.47    304.15
 Global Life Sciences Portfolio --
   Service Shares                           83.01    142.88    196.34    319.50
 Global Technology Portfolio -- Service
  Shares                                    81.81    139.32    190.45    308.01
 Growth Portfolio -- Service Shares         81.41    138.13    188.47    304.15
 International Growth Portfolio --
   Service Shares                           81.91    139.62    190.94    308.97
 Worldwide Growth Portfolio -- Service
  Shares                                    81.71    139.02    189.95    307.04
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     83.80    145.25    200.25    327.07
 MFS(R) Investors Trust Series --
   Service Class Shares                     83.70    144.96    199.76    326.13
 MFS(R) New Discovery Series -- Service
  Class Shares                              85.29    149.68    207.53    341.10
 MFS(R) Utilities Series -- Service
  Class Shares                              84.00    145.84    201.22    328.96
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities
  Fund/VA -- Service Shares                 80.81    136.34    185.51    298.32
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 81.11    137.23    186.99    301.24
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio --
   Administrative Class Shares              81.31    137.83    187.98    303.18
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) --
   Administrative Class Shares              79.81    133.35    180.54    288.52
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government
  Bond Portfolio) -- Administrative
  Class Shares                              78.81    130.35    175.55    278.62
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) --
   Administrative Class Shares              78.81    130.35    175.55    278.62
Rydex Variable Trust
 OTC Fund                                   86.78    154.08    214.76    354.90
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares      82.91    142.59    198.85    318.55
 Emerging Growth Portfolio -- Class II
  Shares                                    82.41    141.10    193.40    313.77
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Example 6 reflects expenses without the Optional Death Benefit Rider, assumes you annuitize at the end of the applicable period, or do not surrender* and assumes either Annuitant is over age 70 at issue.

                                          Without Optional Death Benefit Rider
Subaccount Investing In:                  1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                         $26.81   $82.34    $140.51   $298.32
 AIM V.I. Growth Fund -- Series I Shares    27.11    83.23     141.99    301.24
 AIM V.I. Premier Equity Fund (formerly,
  AIM V.I. Value Fund) -- Series I
  Shares                                    26.81    82.34     140.51    298.32
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio -- Class B     27.51    84.43     143.97    305.11
 Premier Growth Portfolio -- Class B        31.20    95.38     162.05    340.18
 Quasar Portfolio -- Class B                30.30    92.73     157.68    331.78
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Portfolio --  Initial Shares      38.23   116.07     195.78    403.60
 The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares              26.11    80.25     137.03    291.47
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                           26.91    82.64     141.00    299.29
 Federated International Small Company
  Fund II                                   34.77   105.93     179.31    372.95
Fidelity Variable Insurance Products
 Fund ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                   26.71    82.04     140.01    297.34
 VIP Growth Portfolio -- Service Class 2    27.61    84.72     144.46    306.08
Fidelity Variable Insurance Products
 Fund II ("VIP II")
 VIP II Contrafund(R) Portfolio --
   Service Class 2                          27.71    85.02     144.95    307.04
Fidelity Variable Insurance Products
 Fund III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                          26.71    82.04     140.01    297.34
 VIP III Mid Cap Portfolio -- Service
  Class 2                                   27.71    85.02     144.95    307.04
GE Investments Funds, Inc.
 Income Fund                                23.81    73.34     125.54    268.61
 Mid-Cap Value Equity Fund                  25.11    77.25     132.05    281.60
 Money Market Fund                          22.51    69.42     118.98    255.44
 Premier Growth Equity Fund                 25.01    76.95     131.55    280.61
 S&P 500(R) Index Fund                      22.21    68.51     117.46    252.37
 Small-Cap Value Equity Fund                27.41    84.13     143.47    304.15
 U.S. Equity Fund                           24.11    74.25     127.04    271.63
 Value Equity Fund                          26.21    80.55     137.53    292.45
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    27.51    84.43     143.97    305.11
 Balanced Portfolio -- Service Shares       27.41    84.13     143.47    304.15
 Capital Appreciation Portfolio --
   Service Shares                           27.41    84.13     143.47    304.15
 Global Life Sciences Portfolio --
   Service Shares                           29.01    88.88     151.34    319.50
 Global Technology Portfolio -- Service
  Shares                                    27.81    85.32     145.45    308.01
 Growth Portfolio -- Service Shares         27.41    84.13     143.47    304.15
 International Growth Portfolio --
   Service Shares                           27.91    85.62     145.94    308.97
 Worldwide Growth Portfolio -- Service
  Shares                                    27.71    85.02     144.95    307.04
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     29.80    91.25     155.25    327.07
 MFS(R) Investors Trust Series --
   Service Class Shares                     29.70    90.96     154.76    326.13
 MFS(R) New Discovery Series -- Service
  Class Shares                              31.29    95.68     162.53    341.10
 MFS(R) Utilities Series -- Service
  Class Shares                              30.00    91.84     156.22    328.96

                                          Without Optional Death Benefit Rider
Subaccount Investing In:                  1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities
  Fund/VA -- Service Shares                $26.81    $82.34   $140.51   $298.32
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 27.11     83.23    141.99    301.24
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio --
   Administrative Class Shares              27.31     83.83    142.98    303.18
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) --
   Administrative Class Shares              25.81     79.35    135.54    288.52
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government
  Bond Portfolio) -- Administrative
  Class Shares                              24.81     76.35    130.55    278.62
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) --
   Administrative Class Shares              24.81     76.35    130.55    278.62
Rydex Variable Trust
 OTC Fund                                   32.78    100.08    169.76    354.90
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares      28.91     88.59    150.85    318.55
 Emerging Growth Portfolio -- Class II
  Shares                                    28.41     87.10    148.40    313.77
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Example 7 reflects expenses with the Optional Death Benefit Rider, assumes you surrender* your contract at the end of the applicable period and assumes either
Annuitant is over age 70 at issue.

                                            With Optional Death Benefit Rider
Subaccount Investing In:                  1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Funds --
   Series I Shares                         $83.30   $143.77   $197.81   $322.35
 AIM V.I. Growth Fund -- Series I Shares    83.60    144.66    199.27    325.19
 AIM V.I. Premier Equity Fund (formerly,
  AIM V.I. Value Fund) -- Series I
  Shares                                    83.30    143.77    197.81    322.35
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio -- Class B     84.00    145.84    201.22    328.96
 Premier Growth Portfolio -- Class B        87.68    156.72    219.07    363.08
 Quasar Portfolio -- Class B                86.78    154.08    214.76    354.90
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Portfolio --  Initial Shares      94.69    177.24    252.36    424.77
 The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares              82.61    141.70    194.38    315.68
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                           83.40    144.07    198.30    323.29
 Federated International Small Company
  Fund II                                   91.24    167.18    236.11    394.96
Fidelity Variable Insurance Products
 Fund ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                   83.20    143.48    197.32    321.40
 VIP Growth Portfolio -- Service Class 2    84.10    146.14    201.71    329.90
Fidelity Variable Insurance Products
 Fund II ("VIP II")
 VIP II Contrafund(R) Portfolio --
   Service Class 2                          84.20    146.43    202.20    330.84
Fidelity Variable Insurance Products
 Fund III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                          83.20    143.48    197.32    321.40
 VIP III Mid Cap Portfolio -- Service
  Class 2                                   84.20    146.43    202.20    330.84
GE Investments Funds, Inc.
 Income Fund                                80.31    134.85    183.03    293.43

                                             With Optional Death Benefit Rider
Subaccount Investing In:                    1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------
 Mid-Cap Value Equity Fund                   $81.61  $138.72  $189.46  $306.08
 Money Market Fund                            79.01   130.95   176.55   280.61
 Premier Growth Equity Fund                   81.51   138.43   188.97   305.11
 S&P 500(R) Index Fund                        78.71   130.05   175.05   277.63
 Small-Cap Value Equity Fund                  83.90   145.55   200.74   328.02
 U.S. Equity Fund                             80.61   135.74   184.52   296.37
 Value Equity Fund                            82.71   141.99   194.87   316.64
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                      84.00   145.84   201.22   328.96
 Balanced Portfolio -- Service Shares         83.90   145.55   200.74   328.02
 Capital Appreciation Portfolio -- Service
  Shares                                      83.90   145.55   200.74   328.02
 Global Life Sciences Portfolio -- Service
  Shares                                      85.49   150.27   208.50   342.96
 Global Technology Portfolio -- Service
  Shares                                      84.30   146.73   202.68   331.78
 Growth Portfolio -- Service Shares           83.90   145.55   200.74   328.02
 International Growth Portfolio -- Service
  Shares                                      84.40   147.03   203.17   332.71
 Worldwide Growth Portfolio -- Service
  Shares                                      84.20   146.43   202.20   330.84
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shars                        86.29   152.62   212.36   350.33
 MFS(R) Investors Trust Series -- Service
  Class Shares                                86.19   152.32   211.88   349.41
 MFS(R) New Discovery Series -- Service
  Class Shares                                87.78   157.01   219.55   363.98
 MFS(R) Utilities Series -- Service Class
  Shares                                      86.49   153.20   213.32   352.16
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                             83.30   143.77   197.81   322.35
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                   83.60   144.66   199.27   325.19
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                                83.80   145.25   200.25   327.07
 High Yield Portfolio (formerly, High Yield
  Bond Portfolio) -- Administrative Class
  Shares                                      82.31   140.81   192.91   312.81
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government Bond
  Portfolio) -- Administrative Class Shares   81.31   137.83   187.98   303.18
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) -- Administrative
  Class Shares                                81.31   137.83   187.98   303.18
Rydex Variable Trust
 OTC Fund                                     89.26   161.38   226.68   377.40
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares        85.39   149.97   208.02   342.03
 Emerging Growth Portfolio -- Class II
  Shares                                      84.90   148.50   205.60   337.39
------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Example 8 reflects expenses with the Optional Death Benefit, assumes you annuitize at the end of the applicable period, or do not surrender and assumes either Annuitant is over age 70 at issue.*

                                                       With Optional Death Benefit
                                                                  Rider
Subaccount Investing In:                             1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Funds -- Series I
  Shares                                             $29.30 $89.77  $152.81 $322.35
 AIM V.I. Growth Fund -- Series I Shares              29.60  90.66   154.27  325.19
 AIM V.I. Premier Equity Fund (formerly, AIM V.I.
  Value Fund) -- Series I Shares                      29.30  89.77   152.81  322.35
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B               30.00  91.84   156.22  328.96
 Premier Growth Portfolio -- Class B                  33.68 102.72   174.07  363.08
 Quasar Portfolio -- Class B                          32.78 100.08   169.76  354.90
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio -- Initial Shares                         40.69 123.24   207.36  424.77
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                              28.61  87.70   149.38  315.68
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                              29.40  90.07   153.30  323.29
 Federated International Small Company Fund II        37.24 113.18   191.11  394.96
Fidelity Variable Insurance Products Fund ("VIP")
 VIP Equity-Income Portfolio -- Service Class 2       29.20  89.48   152.32  321.40
 VIP Growth Portfolio -- Service Class 2              29.20  92.14   156.71  329.90
Fidelity Variable Insurance Products Fund II ("VIP
 II")
 VIP II Contrafund(R) Portfolio -- Service Class 2    30.20  92.43   157.20  330.84
Fidelity Variable Insurance Products Fund III ("VIP
 III")
 VIP III Growth & Income Portfolio -- Service Class
  2                                                   29.20  89.48   152.32  321.40
 VIP III Mid Cap Portfolio -- Service Class 2         30.20  92.43   157.20  330.84
GE Investments Funds, Inc.
 Income Fund                                          26.31  80.85   138.03  293.43
 Mid-Cap Value Equity Fund                            27.61  84.72   144.46  306.08
 Money Market Fund                                    25.01  76.95   131.55  280.61
 Premier Growth Equity Fund                           27.51  84.43   143.97  305.11
 S&P 500(R) Index Fund                                24.71  76.05   130.05  277.63
 Small-Cap Value Equity Fund                          29.90  91.55   155.74  328.02
 U.S. Equity Fund                                     26.61  81.74   139.52  296.37
 Value Equity Fund                                    28.71  87.99   149.87  316.64
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares        30.00  91.84   156.22  328.96
 Balanced Portfolio -- Service Shares                 29.90  91.55   155.74  328.02
 Capital Appreciation Portfolio -- Service Shares     29.90  91.55   155.74  328.02
 Global Life Sciences Portfolio -- Service Shares     31.49  96.27   163.50  342.96
 Global Portfolio -- Service Shares                   29.90  91.55   155.74  328.02
 Growth Technology Portfolio -- Service Shares        30.30  92.73   157.68  331.78
 International Growth Portfolio -- Service Shares     30.40  93.03   158.17  332.71
 Worldwide Growth Portfolio -- Service Shares         30.20  92.43   157.20  330.84
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service
  Class Shares                                        32.29  98.62   167.36  350.33
 MFS(R) Investors Trust Series -- Service Class
  Shares                                              32.19  98.32   166.88  349.41
 MFS(R) New Discovery Series -- Service Class
  Shares                                              33.78 103.01   174.55  363.98
 MFS(R) Utilities Series -- Service Class Shares      32.49  99.20   168.32  352.16
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA -- Service
  Shares                                              29.30  89.77   152.81  322.35
 Oppenheimer Main Street Growth & Income Fund/VA --
  Service Shares                                      29.60  90.66   154.27  325.19

                                             With Optional Death Benefit Rider
Subaccount Investing In:                    1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                               $29.80  $ 91.25  $155.25  $327.07
 High Yield Portfolio (formerly, High Yield
  Bond Portfolio) -- Administrative Class
  Shares                                      28.31    86.81   147.91   312.81
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government Bond
  Portfolio) -- Administrative Class Shares   27.31    83.83   142.98   303.18
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) -- Administrative
  Class Shares                                27.31    83.83   142.98   303.18
Rydex Variable Trust
 OTC Fund                                     35.26   107.38   181.68   377.40
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares        31.39    95.97   163.02   342.03
 Emerging Growth Portfolio -- Class II
  Shares                                      30.90    94.50   160.60   337.39
------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Synopsis

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose a fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on that Valuation Day. See "The Contract" provision in this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the portfolios of the Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. See "The Separate Account -- Subaccounts" provision in this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. See the

"Transfers Before the Annuity Commencement Date" provision in this prospectus. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this contract? Should you withdraw Contract Value before your purchase payments have been in your contract for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the contract. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant was older than age 70 at issue) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% where either Annuitant is older than age 70 at issue). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is due. We also charge for the Optional Death Benefit. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

There are also expenses associated with the portfolios. These include management fees and other expenses associated with the daily operation of each portfolio as well as 12b-1 fees, if applicable. See the "Portfolio Annual Expenses" provision in this prospectus. These expenses are more fully described in the prospectus for each portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision in this prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision in this prospectus for more information.

What happens if an Annuitant dies before the Annuity Commencement Date? Before the Annuity Commencement Date, if any Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole Owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision.

May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers from the Guarantee Account to the Subaccounts or to the Guarantee Account from the Subaccounts may be subject to certain restrictions. See "The Contract -- Transfers Before the Annuity Commencement Date," "Income Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions in this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to ordinary income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision in this prospectus for more information.

When are my allocations effective? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the portfolios you choose.

Condensed Financial Information


The value of an Accumulation Unit is determined on the basis of changes in the per share value of the portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant age 70 or younger at issue

                                      Accumulation Accumulation  No. of   Accumulation Accumulation  No. of
                                      Unit Values  Unit Values    Units   Unit Values  Unit Values   Units
                                         as of        as of       as of      as of        as of      as of
Subaccounts                             1/02/02      12/31/01   12/31/01    1/02/01      12/31/00   12/31/00
------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation
  Fund -- Series I Shares                $ 6.18       $ 6.17    1,178,042    $ 7.64       $ 8.17    182,931
 AIM V.I. Growth Fund -- Series I
  Shares                                   4.90         4.90      860,251      6.88         7.52    155,022
 AIM V.I. Premier Equity Fund
  (formerly, AIM V.I. Value Fund) --
   Series I Shares                         7.31         7.31    2,168,360      8.21         8.49    418,728
Alliance Variable Products Series
Fund, Inc.
 Growth and Income Portfolio --
   Class B                                10.61        10.59    2,564,812     10.55        10.74    111,233
 Premier Growth Portfolio -- Class B       6.54         6.53    2,070,574      7.72         8.02    560,937
 Quasar Portfolio -- Class B               7.38         7.44      332,400      7.97         8.67     35,167
Dreyfus
 Dreyfus Investment Portfolios-
  Emerging Markets Portfolio --
   Initial Shares                          7.47         7.45      150,127      7.22         7.32     16,280
 The Dreyfus Socially Responsible
  Growth Fund, Inc. -- Initial
  Shares                                   6.62         6.57      675,418      8.28         8.61     19,494
Federated Insurance Series
 Federated High Income Bond Fund
  II -- Service Shares                     9.24         9.19      267,415      9.21         9.21     33,278
 Federated International Small
  Company Fund II                          5.83         5.78      111,247      8.37         8.38      6,644
Fidelity Variable Insurance Products
Fund ("VIP")
 VIP Equity-Income Portfolio --
   Service Class 2                        10.32        10.31    1,247,800     10.91        11.04    109,912
 VIP Growth Portfolio -- Service
  Class 2                                  6.83         6.79    1,934,977      8.04         8.39    306,801
Fidelity Variable Insurance Products
Fund II ("VIP II")
 VIP II Contrafund(R) Portfolio --
   Service Class 2                         8.04         8.08    1,382,517      9.08         9.38    211,423
Fidelity Variable Insurance Products
Fund III ("VIP III")
 VIP III Growth & Income
  Portfolio -- Service Class 2             8.83         8.76      566,471      9.54         9.78     53,009
 VIP III Mid Cap Portfolio --
   Service Class 2                        10.10        10.18    1,749,762     10.33        10.71    243,434
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                11.05        11.10      952,179     10.89        11.23     31.009
 Money Market Fund                        10.49        10.49    2,491,737     10.24        10.24    279,223
 Premier Growth Equity Fund                8.49         8.46      679,903      9.13         9.46     56,621
 S&P 500(R) Index Fund                     7.86         7.82    3,034,072      8.79         9.04    306,192
 Small-Cap Value Equity Fund              12.20        12.31      603,772     10.94        11.37     16,880
 U.S. Equity Fund                          8.89         8.87      596,270      9.64         9.84     30,567
 Value Equity Fund                         8.95         8.93      321,742      9.76         9.93     16,212
Janus Aspen Series
 Aggressive Growth Portfolio --
   Service Shares                          3.94         3.96    1,979,778      6.13         6.65    507,673
 Balanced Portfolio -- Service
  Shares                                   8.99         9.01    2,682,847      9.50         9.62    280,452
 Capital Appreciation Portfolio --
   Service Shares                          6.50         6.50    1,732,144      8.08         8.45    524,387
 Global Life Sciences Portfolio --
   Service Shares                          8.69         8.79      490,003     10.21        10.72    120,366
 Global Technology Portfolio --
   Service Shares                          4.15         4.11      972,418      6.19         6.66    284,186
 Growth Portfolio -- Service Shares        6.17         6.16    1,965,673      7.92         8.33    513,258
 International Growth Portfolio --
   Service Shares                          6.10         6.11    1,007,056      7.95         8.10    214,995
 Worldwide Growth Portfolio --
   Service Shares                          6.22         6.23    2,117,193      7.94         8.18    562,276

                          Accumulation Accumulation  No. of   Accumulation Accumulation  No. of
                          Unit Values  Unit Values    Units   Unit Values  Unit Values   Units
                             as of        as of       as of      as of        as of      as of
Subaccounts                 1/02/02      12/31/01   12/31/01    1/02/01      12/31/00   12/31/00
------------------------------------------------------------------------------------------------
MFS(R) Variable
Insurance Trust
 MFS(R) Investors Growth
  Stock Series --
   Service Class Shares      $ 6.65       $ 6.66    1,370,095    $ 8.58       $ 8.99    247,509
 MFS(R) Investors Trust
  Series -- Service
  Class Shares                 8.16         8.14      591,306      9.58         9.85     54,705
 MFS(R) New Discovery
  Series -- Service
  Class Shares                 8.39         8.37      643,039      8.44         8.97     94,589
 MFS(R) Utility
  Series -- Service
  Class Shares                 7.65         7.61      973,433      9.97        10.23      7,405
Oppenheimer Variable
Account Funds
 Global Securities
  Fund/VA -- Service
  Shares                       8.12         8.14    1,175,084      9.21         9.41     68,997
 Main Street Growth &
  Income Fund/VA --
   Service Shares              8.00         7.98    1,249,865      8.74         9.03    114,394
PIMCO Variable Insurance
Trust
 Foreign Bond
  Portfolio --
   Administrative Class
  Shares                      11.05        11.01       60,992     10.44        10.39        278
 High Yield Portfolio
  (formerly, High Yield
  Bond Portfolio) --
   Administrative Class
  Shares                      10.00        10.01      455,975      9.95         9.93     14,696
 Long-Term U.S.
  Government Portfolio
  (formerly, Long-Term
  U.S. Government Bond
  Portfolio) --
   Administrative Class
  Shares                      11.40        11.58      734,864     11.27        11.11     46,012
 Total Return Portfolio
  (formerly, Total
  Return Bond
  Portfolio) --
   Administrative Class
  Shares                      11.25        11.29    1,662,057     10.65        10.58     89,120
Rydex Variable Trust
 OTC Fund                      3.97         3.89      985,138      5.52         6.09    305,802
------------------------------------------------------------------------------------------------

                     Either Annuitant over age 70 at issue

                         Accumulation Accumulation  No. of  Accumulation Accumulation  No. of
                         Unit Values  Unit Values   Units   Unit Values  Unit Values   Units
                            as of        as of      as of      as of        as of      as of
Subaccounts                1/02/02      12/31/01   12/31/01   1/02/01      12/31/00   12/31/00
----------------------------------------------------------------------------------------------
AIM Variable Insurance
Funds
 AIM V.I. Capital
  Appreciation Fund --
   Series I Shares          $ 6.16       $ 6.15    409,321     $ 7.64       $ 8.16     82,708
 AIM V.I. Growth Fund --
   Series I Shares            4.88         4.88    351,148       6.87         7.52    115,989
 AIM V.I. Premier Equity
  Fund (formerly, AIM
  V.I. Value Fund) --
   Series I Shares            7.29         7.29    818,340       8.20         8.49    134,888
Alliance Variable
Products Series Fund,
Inc.
 Growth and Income
  Portfolio -- Class B       10.58        10.56    825,837      10.54        10.73     42,936
 Premier Growth
  Portfolio -- Class B        6.52         6.51    813,964       7.71         8.01    184,885
 Quasar Portfolio --
   Class B                    7.36         7.42     62,503       7.96         8.66     14,994
Dreyfus
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio --
   Initial Shares             7.45         7.43     63,965       7.21         7.31      1,616
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. -- Initial
  Shares                      6.60         6.55    127,492       8.27         8.60     32,472
Federated Insurance
Series
 Federated High Income
  Bond Fund II --
   Service Shares             9.21         9.16    143,887       9.20         9.20     13,030
 Federated International
  Small Company Fund II       5.81         5.76     23,627       8.36         8.37      3,788
Fidelity Variable
Insurance Products Fund
("VIP")
 VIP Equity-Income
  Portfolio -- Service
  Class 2                    10.29        10.28    570,855      10.90        11.03     40,470
 VIP Growth Portfolio --
   Service Class 2            6.81         6.77    603,088       8.04         8.39     60,848
Fidelity Variable
Insurance Products Fund
II ("VIP II")
 VIP II Contrafund(R)
  Portfolio -- Service
  Class 2                     8.01         8.06    476,256       9.07         9.37    144,834
Fidelity Variable
Insurance Products Fund
III ("VIP III")
 VIP III Growth & Income
  Portfolio -- Service
  Class 2                     8.80         8.74    280,032       9.53         9.77     91,832
 VIP III Mid Cap
  Portfolio -- Service
  Class 2                    10.07        10.14    403,825      10.32        10.70     49,059

                          Accumulation Accumulation  No. of   Accumulation Accumulation  No. of
                          Unit Values  Unit Values    Units   Unit Values  Unit Values   Units
                             as of        as of       as of      as of        as of      as of
Subaccounts                 1/02/02      12/31/01   12/31/01    1/02/01      12/31/00   12/31/00
------------------------------------------------------------------------------------------------
GE Investments Funds,
 Inc.
 Mid-Cap Value Equity
  Fund                       $11.02       $11.06      319,791    $10.87       $11.22     10,023
 Money Market Fund            10.46        10.46      671,871     10.23        10.23     76,786
 Premier Growth Equity
  Fund                         8.46         8.44      203,781      9.12         9.45     12,182
 S&P 500(R) Index Fund         7.84         7.79    1,104,277      8.78         9.04    135,750
 Small-Cap Value Equity
  Fund                        12.16        12.27      181,000     10.93        11.35       ,154
 U.S. Equity Fund              8.86         8.85      374,328      9.63         9.83     84,230
 Value Equity Fund             8.92         8.90      172,415      9.75         9.92      4,061
Janus Aspen Series
 Aggressive Growth
  Portfolio -- Service
  Shares                       3.93         3.95      386,562      6.12         6.65     82,856
 Balanced Portfolio --
   Service Shares              8.96         8.98      972,626      9.49         9.61    201,522
 Capital Appreciation
  Portfolio -- Service
  Shares                       6.48         6.48      362,926      8.07         8.44    112,111
 Global Life Sciences
  Portfolio -- Service
  Shares                       8.66         8.76      103,526     10.20        10.71     23,012
 Global Technology
  Portfolio -- Service
  Shares                       4.14         4.10      185,853      6.18         6.65     39,046
 Growth Portfolio --
   Service Shares              6.15         6.14      521,222      7.91         8.32    129,483
 International Growth
  Portfolio -- Service
  Shares                       6.08         6.09      264,963      7.94         8.09     43,422
 Worldwide Growth
  Portfolio -- Service
  Shares                       6.20         6.21      629,158      7.94         8.17    118,553
MFS(R) Variable
Insurance Trust
 MFS(R) Investors Growth
  Stock Series --
   Service Class Shares        6.63         6.64      331,541      8.57         8.98     57,669
 MFS(R) Investors Trust
  Series -- Service
  Class Shares                 8.13         8.11      241,953      9.57         9.84      8,638
 MFS(R) New Discovery
  Series -- Service
  Class Shares                 8.36         8.35      155,938      8.43         8.96     18,273
 MFS(R) Utility
  Series -- Service
  Class Shares                 7.63         7.59      303,903      9.96        10.22     32,271
Oppenheimer Variable
Account Funds -- Class 2
Shares
 Oppenheimer Global
  Securities Fund/VA --
   Service Shares              8.10         8.12      276,877      9.20         9.40     35,315
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares                       7.97         7.95      473,200      8.73         9.02     73,558
PIMCO Variable Insurance
Trust
 Foreign Bond
  Portfolio --
   Administrative Class
  Shares                      11.01        10.98       16,136     10.43        10.38        929
 High Yield Portfolio
  (formerly, High Yield
  Bond Portfolio) --
   Administrative Class
  Shares                       9.97         9.98      207,597      9.94         9.92     11,611
 Long-Term U.S.
  Government Portfolio
  (formerly, Long-Term
  U.S. Government Bond
  Portfolio) --
   Administrative Class
  Shares                      11.37        11.55      386,285     11.25        11.10     15,494
 Total Return Portfolio
  (formerly, Total
  Return Bond
  Portfolio) --
   Administrative Class
  Shares                      11.21        11.26      810,937     10.64        10.57     58,869
Rydex Variable Trust
 OTC Fund                      3.95         3.88      239,875      5.52         6.08     82,259
------------------------------------------------------------------------------------------------

GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio -- Class II Shares were added to the product on May 1, 2002. Therefore, no Condensed Financial Information is available.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges and annual contract charges will be higher.

Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the portfolios, the portfolios' charges and expenses, and the charges associated with the contract including the mortality and expense risk charge, the administrative expense charge, the maximum charge for the Optional Death Benefit and the Annual Contract Charge. Surrender charges will be reflected, if applicable. Premium taxes are not reflected in any of the calculations, but may apply. See the "Appendix" and the Statement of Additional Information for more information.

Financial Statements

The consolidated financial statements for the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate net purchase payments. You may change your allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount to allocate your net purchase payments and assets, carefully read the prospectus for each portfolio, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet their objectives. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments in up to 10 Subaccounts of the portfolios listed below plus the Guarantee Account at any one time.

                                                           Adviser (and Sub-
                                                            Adviser(s), as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital           Seeks growth of capital.       A I M Advisors,
Appreciation Fund --                                      Inc.
 Series I Shares
----------------------------------------------------------------------------
AIM V.I. Growth Fund --    Seeks growth of capital.       A I M Advisors,
 Series I Shares                                          Inc.
----------------------------------------------------------------------------
AIM V.I. Premier Equity    Seeks to achieve long-term     A I M Advisors,
Fund (formerly, AIM V.I.   growth of capital. Income is a Inc.
Value Fund) -- Series I    secondary objective.
Shares
----------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income          Seeks reasonable current       Alliance Capital
Portfolio -- Class B       income and reasonable          Management, L.P.
                           opportunity for appreciation
                           through investments primarily
                           in dividend-paying common
                           stocks of good quality. The
                           portfolio may also invest in
                           fixed-income securities and
                           convertible securities.
----------------------------------------------------------------------------
Premier Growth             Seeks growth of capital by     Alliance Capital
Portfolio -- Class B       investing predominantly in the Management, L.P.
                           equity securities of a limited
                           number of large, carefully
                           selected, high quality U.S.
                           companies judged likely to
                           achieve superior earnings.
----------------------------------------------------------------------------
Quasar Portfolio -- Class  Seeks growth of capital by     Alliance Capital
B                          pursuing aggressive investment Management, L.P.
                           policies. This portfolio
                           invests based upon the
                           potential for capital
                           appreciation and only
                           incidentally for current
                           income. The investment
                           policies are aggressive.
----------------------------------------------------------------------------
DREYFUS

Dreyfus Investment         A non-diversified/1/ portfolio The Dreyfus
Portfolios -- Emerging     seeking long-term capital      Corporation
Markets Portfolio --       growth by typically investing
Initial Shares             at least 80% of its assets in
                           the stocks of companies
                           organized, or with a majority
                           of its assets or business, in
                           emerging market countries.
----------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                             Adviser (and Sub-
                                                              Adviser(s), as
Subaccount Investing In         Investment Objective            applicable)
-------------------------------------------------------------------------------
The Dreyfus Socially       Seeks to provide capital         The Dreyfus
Responsible Growth Fund,   growth, with current income as   Corporation (sub-
Inc. -- Initial Shares     a secondary goal by investing    adviser, NCM
                           primarily in the common stock    Management Group,
                           of companies that in the         Inc.)
                           opinion of the portfolio's
                           management, meet traditional
                           investment standards and
                           conduct their business in a
                           manner that contributes to the
                           enhancement of the quality of
                           life in America.
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated High Income      Seeks high current income.       Federated
Bond Fund II -- Service    Seeks to achieve its objective   Investment
Class                      by investing primarily in a      Management Company
                           diversified portfolio of
                           professionally managed fixed-
                           income securities. The fixed-
                           income securities in which the
                           portfolio intends to invest
                           are lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds." The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
-------------------------------------------------------------------------------
Federated International    Seeks to provide long-term       Federated Global
Small Company Fund II      growth of capital. The           Investment
                           portfolio pursues this           Management Corp.
                           objective by investing at
                           least 65% of its assets in
                           equity securities of foreign
                           companies that have a market
                           capitalization at the time of
                           purchase of $1.5 billion or
                           less.
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")

VIP Equity-Income          Seeks reasonable income and      Fidelity Management
Portfolio --               will consider the potential      & Research Company;
Service Class 2            for capital appreciation. The    (subadvised by FMR
                           portfolio also seeks a yield,    Co., Inc.)
                           which exceeds the composite
                           yield on the securities
                           comprising the S&P 500(R) by
                           investing primarily in income-
                           producing equity securities
                           and by investing in domestic
                           and foreign issuers.
-------------------------------------------------------------------------------
VIP Growth Portfolio --    Seeks capital appreciation by    Fidelity Management
Service Class 2            investing primarily in common    & Research Company;
                           stocks of companies believed     (subadvised by FMR
                           to have above-average growth     Co., Inc.)
                           potential.
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")

VIP II Contrafund(R)       Seeks long-term capital          Fidelity Management
Portfolio --               appreciation by investing        & Research Company
Service Class 2            mainly in common stocks and in   (subadvised by
                           securities of companies whose    Fidelity Management
                           value is believed to have not    & Research (U.K.)
                           been fully recognized by the     Inc., Fidelity
                           public. This portfolio invests   Management &
                           in domestic and foreign          Research (Far East)
                           issuers. This portfolio also     Inc. and Fidelity
                           invests in "growth" stocks,      Investments Japan
                           "value" stocks, or both.         Limited; FMR Co.,
                                                            Inc.)
-------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Subaccount Investing In         Investment Objective          applicable)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III ("VIP III")

VIP III Growth & Income    Seeks high total return        Fidelity Management
Portfolio -- Service       through a combination of       & Research Company
Class 2                    current income and capital     (subadvised by
                           appreciation by investing a    Fidelity Management
                           majority of assets in common   & Research (U.K.)
                           stocks with a focus on those   Inc., Fidelity
                           that pay current dividends and Management &
                           show potential for capital     Research (Far East)
                           appreciation.                  Inc. and Fidelity
                                                          Investments Japan
                                                          Limited; FMR Co.,
                                                          Inc.)
-----------------------------------------------------------------------------
VIP III Mid Cap            Seeks long-term growth of      Fidelity Management
Portfolio --               capital by investing primarily & Research Company
Service Class 2            in common stocks and at least  (subadvised by
                           80% of total assets in         Fidelity Management
                           securities of companies with   & Research (U.K.),
                           medium market capitalizations. Inc. and Fidelity
                                                          Management &
                                                          Research Far East
                                                          Inc.)
-----------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Income Fund                Seeks to provide maximum       GE Asset Management
                           income consistent with prudent Incorporated
                           investment management and
                           preservation of capital by
                           investing primarily in a
                           variety of investment-grade
                           debt securities, such as
                           mortgage-backed securities,
                           corporate bonds. U.S.
                           Government securities, and
                           money market instruments.
-----------------------------------------------------------------------------
Mid-Cap Value Equity Fund  Seeks to provide long-term     GE Asset Management
                           growth of capital and future   Incorporated
                           income by investing primarily
                           in equity securities of mid-
                           cap companies that the
                           investment adviser believes
                           are undervalued by the market
                           and have above-average growth
                           potential.
-----------------------------------------------------------------------------
Money Market Fund          Seeks to provide a high level  GE Asset Management
                           of current income consistent   Incorporated
                           with the preservation of
                           capital and maintenance of
                           liquidity by investing in
                           various types of U.S. dollar
                           denominated short-term money
                           market instruments.
-----------------------------------------------------------------------------
Premier Growth Equity      Seeks to provide long-term     GE Asset Management
Fund                       growth of capital and future   Incorporated
                           income rather than current
                           income by investing primarily
                           in a limited number of equity
                           securities of large and
                           medium-sized companies that
                           have above-average growth
                           histories and/or growth
                           potential.
-----------------------------------------------------------------------------
S&P 500(R) Index Fund/2/   Seeks to provide growth of     GE Asset Management
                           capital and accumulation of    Incorporated
                           income that corresponds to the (subadvised by SSgA
                           investment return of the       Funds Management,
                           Standard & Poor's 500          Inc.)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising that Index.
-----------------------------------------------------------------------------

 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In           Investment Objective          applicable)
-------------------------------------------------------------------------------
Small-Cap Value Equity Fund  Seeks to provide long-term     GE Asset Management
                             growth of capital by investing Incorporated
                             primarily in a portfolio of    (subadvised by
                             equity securities of small-    Palisade Capital
                             capitalization companies       Management, L.L.C.)
                             traded on U.S. securities
                             exchanges or in the U.S. over-
                             the-counter markets. The
                             portfolio defines a small-cap
                             company as one with a market
                             capitalization within the
                             capitalization range of the
                             Russell 2000 Index.
-------------------------------------------------------------------------------
U.S. Equity Fund             Seeks to provide long-term     GE Asset Management
                             growth of capital through      Incorporated
                             investments primarily in
                             equity securities of U.S.
                             companies.
-------------------------------------------------------------------------------
Value Equity Fund            Seeks to provide long-term     GE Asset Management
                             growth of capital and future   Incorporated
                             income by investing primarily
                             in equity securities of
                             companies with large sized
                             market capitalizations that
                             the investment adviser
                             considers to be undervalued by
                             the market.
-------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth            A non-diversified/1/ portfolio Janus Capital
Portfolio -- Service         that seeks long-term growth of Management LLC
Shares                       capital.
-------------------------------------------------------------------------------
Balanced Portfolio --        Seeks long-term capital        Janus Capital
Service Shares               growth, consistent with        Management LLC
                             preservation of capital and
                             balanced by current income.
-------------------------------------------------------------------------------
Capital Appreciation         A non-diversified/1/ portfolio Janus Capital
Portfolio -- Service         that seeks long-term growth of Management LLC
Shares                       capital.
-------------------------------------------------------------------------------
Global Life Sciences         A non-diversified/1/ portfolio Janus Capital
Portfolio -- Service         that seeks long-term growth of Management LLC
Shares                       capital.
-------------------------------------------------------------------------------
Global Technology            A non-diversified/1/ portfolio Janus Capital
Portfolio -- Service         that seeks long-term growth of Management LLC
Shares                       capital.
-------------------------------------------------------------------------------
Growth Portfolio --          Seeks long-term growth of      Janus Capital
Service Shares               capital in a manner consistent Management LLC
                             with the preservation of
                             capital.
-------------------------------------------------------------------------------
International Growth         Seeks long-term growth of      Janus Capital
Portfolio -- Service         capital.                       Management LLC
Shares
-------------------------------------------------------------------------------
Worldwide Growth             Seeks long-term growth of      Janus Capital
Portfolio -- Service         capital in a manner consistent Management LLC
Shares                       with the preservation of
                             capital.
-------------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                           Adviser (and Sub-
                                                              Adviser, as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Investors Growth    Seeks to provide long-term     Massachusetts
Stock Series -- Service    growth of capital and future   Financial Services
Class Shares               income rather than current     Company ("MFS(R)")
                           income. The portfolio pursues
                           this objective by investing,
                           at least 80% of its total
                           assets in common stocks and
                           related securities, of
                           companies MFS believes offer
                           better than average prospects
                           for long-term growth.
----------------------------------------------------------------------------
MFS(R) Investors Trust     Seeks to provide long-term     Massachusetts
Series -- Service Class    growth of capital and          Financial Services
Shares                     secondarily to provide         Company ("MFS(R)")
                           reasonable current income. The
                           portfolio pursues this
                           objective by investing, under
                           normal market conditions, at
                           least 65% of its total net
                           assets in common stocks and
                           related securities. This
                           series will also seek to
                           generate gross income equal to
                           approximately 90% of the
                           dividend yield on the Standard
                           & Poor's 500 Composite Index.
----------------------------------------------------------------------------
MFS(R) New Discovery       Seeks capital appreciation.    Massachusetts
Series -- Service Class    The portfolio pursues this     Financial Services
Shares                     objective by investing at      Company ("MFS(R)")
                           least 65% of its net assets in
                           equity securities of emerging
                           growth companies.
----------------------------------------------------------------------------
MFS(R) Utilities           Seeks capital growth and       Massachusetts
Series -- Service Class    current income. The portfolio  Financial Services
Shares                     pursues this objective by      Company ("MFS(R)")
                           investing at least 80% of its
                           total assets in equity and
                           debt securities of domestic
                           and foreign companies in the
                           utilities industry.
----------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Global         Seeks long-term capital        OppenheimerFunds,
Securities Fund/VA --      appreciation by investing a    Inc.
Service Shares             substantial portion of assets
                           in securities of foreign
                           issuers, "growth-type"
                           companies, cyclical industries
                           and special situations that
                           are considered to have
                           appreciation possibilities.
                           The portfolio invests mainly
                           in common stocks of U.S. and
                           foreign issuers.
----------------------------------------------------------------------------
Oppenheimer Main Street    Seeks high total return, which OppenheimerFunds,
Growth & Income            includes growth in the value   Inc.
Fund/VA -- Service Shares  of its shares as well as
                           current income, from equity
                           and debt securities. The
                           portfolio invests mainly in
                           common stocks of U.S.
                           companies.
----------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio --  A non-diversified/1/ portfolio Pacific Investment
Administrative Class       seeking to maximize total      Management
Shares                     return, consistent with        Company LLC
                           preservation of capital and
                           prudent investment management.
                           The portfolio primarily
                           invests in intermediate
                           maturity hedged non-U.S. fixed
                           income securities.
----------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                           Adviser (and Sub-
                                                              Adviser, as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
High Yield Portfolio       Seeks to maximize total        Pacific Investment
(formerly, High Yield      return, consistent with        Management
Bond Portfolio) --         preservation of capital and    Company LLC
Administrative Class       prudent investment management.
Shares                     The portfolio primarily
                           invests in higher yielding
                           fixed income securities (also
                           known as "junk bonds").
----------------------------------------------------------------------------
Long-Term U.S. Government  Seeks to maximize total        Pacific Investment
Portfolio (formerly,       return, consistent with the    Management
Long-Term U.S. Government  preservation of capital and    Company LLC
Bond Portfolio) --         prudent investment management.
Administrative Class       The portfolio primarily
Shares                     invests in long-term maturity
                           fixed income securities.
----------------------------------------------------------------------------
Total Return Portfolio     Seeks to maximize total return Pacific Investment
(formerly, Total Return    consistent with preservation   Management
Bond Portfolio) --         of capital and prudent         Company LLC
Administrative Class       investment management. The
Shares                     portfolio primarily invests in
                           intermediate maturity fixed
                           income securities.
----------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/3/                A non-diversified/1/ portfolio Rydex Global
                           that seeks to provide          Advisors
                           investment results that
                           correspond to a benchmark for
                           over-the-counter securities by
                           investing primarily in
                           securities of companies
                           included in NASDAQ 100
                           Index(TM).
----------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST

Comstock Portfolio --      The portfolio's investment     Van Kampen Asset
Class II Shares            objective is to seek capital   Management Inc.
                           growth and income through
                           investments in equity
                           securities, including common
                           stocks, preferred stocks and
                           securities convertible into
                           common and preferred stocks.
----------------------------------------------------------------------------
Emerging Growth            The portfolio's investment     Van Kampen Asset
Portfolio -- Class II      objective is to seek capital   Management Inc.
Shares                     appreciation.
----------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

 /3/The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We may also receive Service Share fees from some of the portfolios. These fees are deducted from portfolio assets attributable to the contracts, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, may receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the portfolios. Because the Service Share fees and 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your net purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with the contract. See the "Charges and Other Deductions" provision in this prospectus.

Each time you allocate net purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. (See the "Transfers Before the Annuity Commencement Date" provision in this prospectus for more information.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar-Cost Averaging Program than would otherwise be credited if not participating in a Dollar-Cost Averaging Program. (See the "Dollar-Cost Averaging" provision in this prospectus.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Distribution of the Contracts" provision in this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  . processing applications for and issuing the contracts;

  . maintaining records;

  . administering annuity payouts;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  . reconciling and depositing cash receipts;

  . providing contract confirmations and periodic statements;

  . providing toll-free inquiry services; and

  . furnishing telephone and internet transaction services.

The risks we assume include:

  . the risk that the death benefits will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge


We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payments and then from the one year interest rate guarantee periods on a first-in, first-out basis. The surrender charge is as follows:

     Number of Full and Partially        Surrender Charge as a Percentage
  Completed Years Since We Received      of the Surrendered or Withdrawn
         the Purchase Payment                    Purchase Payment
  -----------------------------------------------------------------------
                  1                                     6%
                  2                                     6%
                  3                                     6%
                  4                                     6%
                  5                                     5%
                  6                                     4%
              7 or more                                 0%
  -----------------------------------------------------------------------

We do not assess the surrender charge on surrenders or partial withdrawals:

  .  on amounts representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

  (a) is the Contract Value on the Valuation Day we receive your withdrawal or surrender request;

  (b) is the total of any withdrawals including surrender charges previously taken;

  (c)  is the total of purchase payments made; and

  (d)  is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to 10% of your total purchase payments each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contracts and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% where either Annuitant is older than age 70 at issue) of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at issue). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

Annual Contract Charge


We will deduct a charge of $30 annually from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we make the charge. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account. Other allocation methods may be available upon request.

Charges for the Optional Death Benefit

We charge you for expenses related to the Optional Death Benefit. We deduct this charge against the assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing the Optional Death Benefit. We will allocate the annual Optional Death Benefit charge among the Subaccounts in the same proportion that the assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge for the Optional Death Benefit, we will deduct the charge first from the assets in the Separate Account, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The maximum Optional Death Benefit charge is 0.25% times the Contract Value at the time of the deduction.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments.)

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each portfolio incurs certain fees and expenses. To pay for these expenses, the portfolio makes deductions from its assets. The deductions are described more fully in each portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 for transfers for each transfer after the first in a calendar month. This charge is at our cost with no profit to us.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:

  (1)the use of mass enrollment procedures;

  (2)the performance of administrative or sales functions by the employer;

  (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or

  (4) any other circumstances which reduce distribution or administrative expenses.

We will state the exact amount of administrative expense and surrender charges applicable in the contract.


We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract


The contract is a flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Distribution of the Contracts" provision in this prospectus for more information.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contract. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a Tax-Free "Section 1035" Exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except of ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

During the Annuitant's life, you can change any non-natural owner to another non-natural owner.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment (however, the Annuity Commencement Date cannot be a date later than the contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date);

  .  your optional payment plan;

  . the allocation of your investment among the Subaccounts and/or the Guarantee Account; and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary upon written notice to the Home Office if you reserved this right and the Annuitant(s) is living. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 (or $2,000 if your contract is an IRA Contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 in the case of certain bank drafts), $50 for IRA Contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., Eastern Time) for each day the New York Stock Exchange is open except for days on which a portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place net purchase payments into the Subaccounts, each of which invests in shares of a corresponding portfolio, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and not be less than $100.

Upon allocation to the appropriate Subaccounts, we convert net purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any purchase payments made after we receive notice of the change.

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard partial to the partial withdrawal, surrender or payment of a death benefit.

VALUATION OF ACCUMULATION UNITS

The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the portfolios because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your assets between and among the Subaccounts and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions. However, you may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and/or the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.

We may also limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any particular allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest in that allocation plus 25% of the original amount of that allocation. Unless you are participating in the dollar-cost averaging program (see the "Dollar-Cost Averaging" provision in this prospectus), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation.

Further, we may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Currently, there is no other limit on the number of transfers between and among the Subaccounts and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to 12 or one transfer per month. Currently, all transfers under the contract are free. However, we reserve the right to assess a charge of up to $10 for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

 (1) if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests;

 (2) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

 (3) if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. See the "Transfers by Third Parties" provision in this prospectus.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.


TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your contract by calling or electronically contacting us, provided we received your prior written authorization at our Home Office. Transactions that can be conducted over the telephone and internet include, but are not necessarily limited to:

 (1) requests for transfers;

 (2) changes in purchase payment allocations;

 (3) dollar-cost averaging requests; and

 (4) portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or internet instructions;
 . confirming the telephone and/or internet transaction in writing to you or a third party you authorized; and/or
 . tape recording telephone instructions, or retaining a record of your electronic request.

We will not be liable for following instructions that we reasonably determine to be genuine. We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call us at 1-800-352-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.

SPECIAL NOTE ON INTERNET RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer system or telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.


TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the portfolios and the management of the portfolios share this position. Therefore, as described in your contract, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program:

  (1) by electing it on your application;

  (2) by contacting an authorized sales representative; or

  (3) by calling us at 1-800-352-9910 and completing the dollar-cost averaging agreement.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); and

  . when the value of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new guarantee period upon termination of the dollar-cost averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate interest on premium payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this higher rate of interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various dollar-cost averaging programs, including 3, 6, and 12-month dollar-cost averaging programs. We reserve the right to discontinue offering such programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

Owners considering participating in a dollar-cost averaging program should call 1-800-352-9910 or an authorized sales representative to verify the availability of dollar-cost averaging.

PORTFOLIO REBALANCING PROGRAMS

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering the portfolio rebalancing program at any time and for any reason. Portfolio rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the dollar-cost averaging program or the portfolio rebalancing program. If any interest sweep transfer is scheduled for the same day as a portfolio rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers Before the Annuity Commencement Date" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow the surrender of your contract or a withdrawal of a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a withdrawal that is less than $100 or partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

  (1) the Contract Value (after deduction of the Optional Death Benefit charge and Annual Contract Charge, if applicable) on the Valuation Day we receive a request for surrender; less

  (2) any applicable surrender charge and any applicable premium tax charge.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing or by calling our Home Office, from which Subaccounts or guarantee periods we are to take your withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to the assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial withdrawal may reduce your death benefit by the proportion that the partial withdrawal (including any applicable premium tax) reduces your Contract Value. See "The Death Benefit" provision in this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional penalty tax. See the "Federal Tax Matters" provision in this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Plan only upon:

 (1) termination of employment in the Texas public institutions of higher education;

 (2) retirement;

 (3) death; or

 (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

Your systematic withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. We will deduct the systematic withdrawal amounts first from any gain in the contract and then from purchase payments paid. You may provide specific instructions as to which Subaccounts and or interest rate guarantee periods from which we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take any assets you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 . you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

Each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. (See the "Surrender Charge" provision.) Your systematic withdrawal amount may be affected if you take an additional partial withdrawal.

We reserve the right to prohibit participation in systematic withdrawals and dollar-cost averaging programs at the same time. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

We offer two death benefits -- the basic death benefit and the optional death benefit. We automatically provide the basic death benefit to you. The optional death benefit is available to you for an additional charge.

The death benefit varies based on:

  (1) the Annuitant's age on the date the contract was issued;

  (2) the Annuitant's age on the date of his or her death;

  (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

  (4) whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the basic death benefit equals the greatest of:

  (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

  (b) the sum of (1) minus (2) plus (3), where

    (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges);

    (2) is the Contract Value on the date of death; and

    (3) is the Contract Value on the date we receive due proof of death; and

  (c) the sum of (1) minus (2) plus (3), where:

    (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

    (2) is the Contract Value on the date of death; and

    (3) is the Contract Value on the date we receive due proof of death.

If any Annuitant is older than age 80 at issue, the basic death benefit is equal to the greatest of:

  (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

  (b) the sum of (1) minus (2) plus (3), where:

    (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges);

    (2) is the Contract Value on the date of death; and

    (3) is the Contract Value on the date we receive due proof of death; and

  (c) the purchase payments less any withdrawals.

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges) reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example: Assuming an Owner:

  (i) purchases a contract for $100,000;

  (ii) makes no additional purchase payments and no withdrawals;

  (iii) is not subject to premium taxes;

  (iv) the Annuitant's age is 75 on the Contract Date then:


                                                                 Purchase
                                                                 Payments                  Basic
Annuitant's         End of               Contract               Accumulated                Death
    Age              Year                 Value                    at 5%                  Benefit
--------------------------------------------------------------------------------------------------
     76                1                 $103,000                $105,000                 $105,000
     77                2                  110,000                 110,250                  110,250
     78                3                   80,000                 115,763                  115,763
     79                4                  120,000                 121,551                  121,551
     80                5                  130,000                 127,628                  130,000
     81                6                  150,000                 127,628                  150,000
     82                7                  160,000                 127,628                  160,000
     83                8                  130,000                 127,628                  130,000
     84                9                   90,000                 127,628                  130,000
     85               10                  170,000                 127,628                  170,000
     86               11                  140,000                 127,628                  140,000
     87               12                  190,000                 127,628                  190,000
     88               13                  150,000                 127,628                  150,000
--------------------------------------------------------------------------------------------------

Withdrawals may reduce the basic death benefit by the proportion that the withdrawal (including any surrender charge) reduced Contract Value. For example:

                                                                                                  Basic
                       Purchase                             Contract                              Death
 Date                  Payment                               Value                               Benefit
--------------------------------------------------------------------------------------------------------
3/31/00                $10,000                              $10,000                              $10,000
3/31/08                    --                               $20,000                              $20,000
3/31/09                    --                               $14,000                              $20,000
--------------------------------------------------------------------------------------------------------

If a withdrawal of $7,000 is made on March 31, 2009, the basic death benefit immediately after the withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the withdrawal ($14,000 to $7,000). (This assumes that the basic death benefit immediately before the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "(a)" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the Contract.

OPTIONAL DEATH BENEFIT

The optional death benefit coordinates with the basic death benefit and adds an extra feature. Under the optional death benefit, the amount payable at the death of the Annuitant will be the greater of:

  . the basic death benefit; and

  . the minimum death benefit. The minimum death benefit is the value of purchase payments increased with interest at 6% per Contract year up to 200% of purchase payments.

Withdrawals up to 6% of purchase payments per contract year calculated at the time of the withdrawals reduce the minimum death benefit by the same amount that the withdrawal reduces the Contract Value. If you make withdrawals greater than 6% of purchase payments in the current or any prior Contract year, the minimum death benefit will be reduced proportionately by the same percentage that the withdrawal (including any applicable surrender charges) reduces Contract Value.

You may only elect the optional death benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date of receipt of your request to terminate the rider. If we receive your request within 30 days of any contract anniversary, you may request that the rider terminate as of that anniversary.

The optional death benefit rider may not be available in all states or markets. In addition, to be eligible for this rider, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge you an additional amount for this benefit. This charge will not exceed an annual rate of 0.25% of the Contract Value at the time of deduction. See Charges for the Optional Death Benefit.

WHEN WE CALCULATE YOUR DEATH BENEFIT

We will calculate the basic death benefit and the Optional Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:

  . an Owner or Joint Owner; or

  . the Annuitant or Joint Annuitant if the Owner is a non-natural entity
    (such as a trust or corporation).

At the death of any Owner (or any Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

  (1)  Owner or Joint Owners;

  (2)  Primary beneficiary;

  (3)  Contingent beneficiary; or

  (4)  Owner's estate.

We then will treat the designated beneficiary as the sole Owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules. The distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the surviving spouse of the deceased, the surviving spouse may continue the contract in force with the surviving spouse as the new Owner. If the deceased was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the surviving spouse. If no beneficiary is named, such payment will be made to the surviving spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any death benefit payable subsequently (at the death of the new Annuitant) will be based on the original Annuitant's age on the date the contract was issued, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the surviving spouse had purchased the contract of the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the surviving spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if the Owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

    (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision);

    (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

    (3) Apply the Surrender Value to provide a monthly income benefit under optional payment plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. No further purchase payments will be accepted after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum payment any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Amount of the proceeds. The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                        Amount of
         Person Who Died              Proceeds Paid
         -------------------------------------------
         Owner or Joint Owner        Surrender Value
         (Who is not the Annuitant)
         -------------------------------------------
         Owner or Joint Owner        Death Benefit
         (Who is the Annuitant)
         -------------------------------------------
         Annuitant                   Death Benefit


Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After income payments begin, if an Owner, Joint Owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

Income Payments

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. The Annuity Commencement Date may be changed up until the time income payments begin, however, the Annuity Commencement Date cannot be any later than the contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date. You may change the Annuity Commencement Date to any date at least 10 years after the date of the last purchase payment; however, the Annuity Commencement Date cannot be a date later than the contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date. To make a change, send written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the Owner beginning on the Annuity Commencement Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in one lump sum (see the "Requesting Payments" provision in this prospectus), in which case we will cancel the contract.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

Payments will continue for the life of the surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in one sum.

The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) you invest in and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum (see the "Requesting Payments" provision in this prospectus). Upon making such a payment, we will have no future obligation under the contract. Following are explanations of the optional payment plans available.

The amount of your income payments will depend on four things:

  . the amount of your Contract Value on the Annuity Commencement Date;

  . the settlement age (on the Annuity Commencement Date) and if applicable, the gender of the Annuitant(s);

  . the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the contract's Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, times the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

  (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

  (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests. If the number of Annuity Unit Values remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings. The Federal income tax law does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . An individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . The Owner's right to choose particular investments for a contract must be limited; and

  . The contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts Not Owned by an Individual -- No Tax Deferral and Loss of Interest Deduction. As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax advisor.

Investments in the Separate Account Must be Diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the Extent to Which an Owner Can Direct the Investment of Assets. Federal income tax law limits the Owner's right to choose particular investments for the contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an owner's right to allocate assets among the portfolios may exceed those limits. If so, the owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing contracts. We therefore reserve the right to modify the contract without the owners' consent to attempt to prevent the tax law from considering the owners as the owners of the assets of the Separate Account.

Age at Which Annuity Payouts Must Begin. Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No Guarantees Regarding Tax Treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial Withdrawals and Surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any Optional Death Benefit. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of systematic withdrawals, the amount of each systematic withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of the Death Benefit. We may distribute amounts from your Contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the contract's Annuity Commencement Date.

Taxation of the Death Benefit if Paid Before the Contract's Annuity Commencement Date:

  . The death benefit is taxed in the same manner as annuity payouts if received under an annuity payout option.

  . If not received under an annuity payout option, the death benefit is taxed in the same manner as a withdrawal.

Taxation of the Death Benefit if Paid After the Contract's Annuity Commencement Date.

  . If received in accordance with the existing annuity payout option, the death benefit is excludible from income to the extent that it does not exceed the unrecovered "investment in the contract." All annuity payments in excess of the unrecovered "investment in the contract" are includible in income.

  . If received in a lump sum, the tax law imposes tax on the death benefit to the extent that it exceeds the unrecovered "investment in the contract."

Penalty Taxes Payable on Partial Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or annuity payouts that:

  . you receive on or after you reach age 59 1/2;

  . you receive because you became disabled (as defined in the tax law);

  . are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, transfers among Subaccounts may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payout, a surrender, or a partial withdrawal that you must include in income. For example:

  . If you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

  . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a withdrawal or an annuity payout that you must include in income; and

  . the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons intending to use the contract in connection with a qualified plan should obtain advice from a tax adviser.

Types of Qualified Contracts. Some of the different types of Qualified Contracts include:

  . Individual Retirement Accounts and Annuities ("Traditional IRAs")

  . Roth IRAs

  . Simplified Employee Pensions ("SEPs")

  . Savings Incentive Matched Plan for Employees ("SIMPLE plans," including
    "SIMPLE IRAs")

  . Public school system and tax-exempt organization annuity plans ("403(b) plans")

  . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

  . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

  . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any optional death benefit, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the Owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts Compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . The Code generally does not impose tax on the earnings under either
    Qualified or Non-Qualified Contracts until the earnings are distributed;

  . The Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . The Code does not allow a deduction for purchase payments made for Non-
    Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" generally do not apply to a Roth IRA before death.

Amounts Received Under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA after 2002 if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal Penalty Taxes Payable on Distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

  . received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, governmental section 457(b) plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or other section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or annuity payout, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the shares of the portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholders' meeting, Owners with voting interests in a portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares for which no instructions are received (or instructions that are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within seven days after receipt at our Home Office of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum death benefit proceeds from the Subaccount within seven days from the receipt of due proof of death. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

  (1)  to your designated beneficiary directly in the form of a check; or

  (2) by establishing an interest bearing account, called the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

  (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

    . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

    . the New York Stock Exchange is closed for other than a regular holiday or weekend;

    .  trading is restricted by the SEC; or

  (2) the SEC, by order, permits postponement of payment to protect our owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

State law requires that we reserve the right to defer payments from the Guarantee Account for a withdrawal or surrender for up to six months from the date we receive your payment request.

Distribution of the Contracts

PRINCIPAL UNDERWRITER

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad Street, Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

SALES OF THE CONTRACTS

Capital Brokerage offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http:/www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed by the Company.

We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first contract year.

When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the contract, Contract Values and elected features and benefits). For example, we may pay a different commission schedule when an Owner elects the Optional Death Benefit.

We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value.

Capital Brokerage also receives 12b-1 fees from Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series, MFS(R) Variable Investment Trust, Oppenheimer Variable Account Funds and Van Kampen Life Investment Trust.

Additional Information

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.


RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, when you make purchase payments, transfers, or withdrawals, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. We intend to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Appendix A

Some of the Subaccounts invest in portfolios with a 12b-1 fee or a Service Share fee (see the "Portfolio Annual Expenses" provision in this prospectus). Performance for these Subaccounts may reflect the historical performance of a different class of the portfolio underlying the Subaccounts. With respect to these Subaccounts, performance for time periods before the portfolios' 12b-1 or Service Share fee class introduction is restated to reflect the 12b-1 fee or Service Share fee. The performance information shown in this Appendix is based on information provided by the portfolios and may reflect fee waivers and expense reimbursements provided by certain portfolios. We cannot guarantee that these fee waivers and expense reimbursements will continue. See the "Portfolio Annual Expenses" provision of this prospectus.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information which may be obtained free of charge. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular portfolio was first available in the Separate Account. When available, we will provide the total return for the periods of one, five and ten years, adjusted to reflect current contract and portfolio charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

The table below (Table 1) demonstrates the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001.

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the portfolios. Table 1 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (3)  An annual contract charge of $30; and

  (4) The maximum charge of 0.25% for the Optional Death Benefit (an annual rate as a percentage of the Contract Value).

We assume that you make a complete surrender of the contract, and therefore we deduct a surrender charge.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 1
                           Standardized Total Returns
 (assuming either the Annuitant or the Joint Annuitant are older than age 70 at issue)

                                    For the  For the  For the   From the
                                     1-year   5-year  10-year  Adoption in   Date of
                                     period   period   period   Separate   Adoption In
                                     ended    ended    ended   Account to   Separate
                                    12/31/01 12/31/01 12/31/01  12/31/01    Account*
--------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation
  Fund -- Series I Shares            -30.57%     NA       NA     -32.63%    06/30/00
 AIM V.I. Growth Fund -- Series I
  Shares                             -40.94%     NA       NA     -43.24%    06/30/00
 AIM V.I. Premier Equity Fund
  (formerly, AIM V.I. Value
  Fund) -- Series I Shares           -20.09%     NA       NA     -23.80%    06/30/00
Alliance Variable Products Series
 Fund, Inc.
 Growth and Income Portfolio --
   Class B                            -7.66%     NA       NA      -0.84%    06/30/00
 Premier Growth Portfolio -- Class
  B                                  -24.82%     NA       NA     -29.83%    06/30/00
 Quasar Portfolio -- Class B         -20.39%     NA       NA     -22.85%    06/30/00
Dreyfus
 Dreyfus Investment Portfolios --
   Emerging Markets Portfolio --
   Initial Shares                     -4.57%     NA       NA     -22.78%    06/30/00
 The Dreyfus Socially Responsible
  Growth Fund, Inc. -- Initial
  Shares                             -29.87%     NA       NA     -29.53%    06/30/00
Federated Insurance Series
 Federated High Income Bond Fund
  II -- Service Shares                -6.45%  -1.41%      NA       3.61%    01/04/95
 Federated International Small
  Company Fund II                    -37.15%     NA       NA     -35.84%    06/30/00
Fidelity Variable Insurance
 Products Fund ("VIP")
 VIP Equity-Income Portfolio --
   Service Class 2                   -12.91%   5.74%   10.56%      9.61%    05/02/88
 VIP Growth Portfolio -- Service
  Class 2                            -25.27%   7.99%   10.36%     11.20%    05/02/88
Fidelity Variable Insurance
 Products Fund II ("VIP II")
 VIP II Contrafund(R) Portfolio --
   Service Class 2                   -20.00%   6.81%      NA      12.69%    01/04/95
Fidelity Variable Insurance
 Products Fund III ("VIP III")
 VIP III Growth & Income
  Portfolio -- Service Class 2       -16.61%     NA       NA       6.10%    05/01/97
 VIP III Mid Cap Portfolio --
   Service Class 2                   -11.24%     NA       NA      -3.61%    06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund            -7.49%     NA       NA      10.02%    05/01/97
 Money Market Fund**                  -3.92%   1.84%    2.14%      2.74%    05/02/88
 Premier Growth Equity Fund          -16.74%     NA       NA      -3.85%    05/03/99
 S&P 500(R) Index Fund               -19.80%   6.57%   10.25%     10.50%    05/02/88
 Small-Cap Value Equity Fund           1.94%     NA       NA      10.15%    06/30/00
 U.S. Equity Fund                    -16.09%     NA       NA       0.41%    05/01/98
 Value Equity Fund                   -16.36%     NA       NA     -12.13%    06/30/00
Janus Aspen Series
 Aggressive Growth Portfolio --
   Service Shares                    -46.51%   3.35%      NA       9.40%    09/13/93
 Balanced Portfolio -- Service
  Shares                             -12.60%  10.73%      NA      12.06%    10/02/95
 Capital Appreciation Portfolio --
   Service Shares                    -29.15%     NA       NA      13.70%    05/01/97
 Global Life Sciences Portfolio --
   Service Shares                    -24.19%     NA       NA     -13.09%    06/30/00
 Global Technology Portfolio --
   Service Shares                    -44.29%     NA       NA     -50.33%    06/30/00
 Growth Portfolio -- Service
  Shares                             -32.15%   5.38%      NA       8.77%    09/13/93
 International Growth Portfolio --
   Service Shares                    -30.72%   6.52%      NA       8.61%    05/01/96
 Worldwide Growth Portfolio --
   Service Shares                    -29.92%   7.38%      NA      12.56%    09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
  Series -- Service Class Shares     -32.08%     NA       NA     -28.83%    06/30/00
 MFS(R) Investors Trust Series --
   Service Class Shares              -23.55%     NA       NA     -17.76%    06/30/00
 MFS(R) New Discovery Series --
   Service Class Shares              -12.95%     NA       NA     -16.04%    06/30/00
 MFS(R) Utilities Series --
   Service Class Shares              -31.71%     NA       NA     -21.60%    06/30/00
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities
  Fund/VA -- Service Shares          -19.71%     NA       NA     -17.71%    06/30/00
 Oppenheimer Main Street Growth &
  Income Fund/VA -- Service Shares   -17.85%     NA       NA     -18.87%    06/30/00

                             For the  For the  For the   From the
                              1-year   5-year  10-year  Adoption in   Date of
                              period   period   period   Separate   Adoption In
                              ended    ended    ended   Account to   Separate
                             12/31/01 12/31/01 12/31/01  12/31/01    Account*
-------------------------------------------------------------------------------
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio --
   Administrative Class
  Shares                       -0.37%    NA       NA        1.90%    06/30/00
 High Yield Portfolio
  (formerly, High Yield Bond
  Portfolio) --
   Administrative Class
  Shares                       -5.50%    NA       NA       -4.73%    06/30/00
 Long-Term U.S. Government
  Portfolio (formerly, Long-
  Term U.S. Government Bond
  Portfolio) --
   Administrative Class
  Shares                       -2.07%    NA       NA        5.55%    06/30/00
 Total Return Portfolio
  (formerly, Total Return
  Bond Portfolio) --
   Administrative Class
  Shares                        0.39%    NA       NA        3.70%    06/30/00
Rydex Variable Trust
 OTC Fund                     -42.19%    NA       NA      -52.42%    06/30/00
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio -- Class II Shares were added to the product on May 1, 2002. Therefore, no standardized performance information is available.

Table 2 below demonstrates the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001.

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the portfolios. Table 2 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (3) An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value); and

  (4) The maximum charge of 0.25% for the Optional Death Benefit (an annual rate as a percentage of the Contract Value).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 2
                           Standardized Total Returns
              (assuming each Annuitant age 70 or younger at issue)

                              For the  For the  For the   From the
                               1-year   5-year  10-year   Adoption     Date of
                               period   period   period  In Separate  Adoption
                               ended    ended    ended   Account to  In Separate
                              12/31/01 12/31/01 12/31/01  12/31/01    Account*
--------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital
  Appreciation Fund --
   Series I Shares             -30.41%     NA       NA     -32.48%    06/30/00
 AIM V.I. Growth Fund --
   Series I Shares             -40.80%     NA       NA     -43.11%    06/30/00
 AIM V.I. Premier Equity
  Fund (formerly, AIM V.I.
  Value Fund) -- Series I
  Shares                       -19.91%     NA       NA     -23.63%    06/30/00
Alliance Variable Products
 Series Fund, Inc.
 Growth and Income
  Portfolio -- Class B          -7.46%     NA       NA      -0.63%    06/30/00
 Premier Growth Portfolio --
   Class B                     -24.65%     NA       NA     -29.68%    06/30/00
 Quasar Portfolio -- Class B   -20.21%     NA       NA     -22.68%    06/30/00
Dreyfus
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Portfolio --
   Initial Shares               -4.36%     NA       NA     -22.61%    06/30/00
 The Dreyfus Socially
  Responsible Growth Fund,
  Inc. -- Initial Shares       -29.72%     NA       NA     -29.37%    06/30/00
Federated Insurance Series
 Federated High Income Bond
  Fund II -- Service Shares     -6.25%  -1.20%      NA       3.82%    01/04/95
 Federated International
  Small Company Fund II        -37.01%     NA       NA     -35.69%    06/30/00
Fidelity Variable Insurance
 Products Fund ("VIP")
 VIP Equity-Income
  Portfolio -- Service
  Class 2                      -12.72%   5.96%   10.78%      9.84%    05/02/88
 VIP Growth Portfolio --
   Service Class 2             -25.11%   8.22%   10.58%     11.43%    05/02/88
Fidelity Variable Insurance
 Products Fund II ("VIP II")
 VIP II Contrafund(R)
  Portfolio -- Service
  Class 2                      -19.82%   7.03%      NA      12.92%    01/04/95
Fidelity Variable Insurance
 Products Fund III ("VIP
 III")
 VIP III Growth & Income
  Portfolio -- Service
  Class 2                      -16.43%     NA       NA       6.33%    05/01/97
 VIP III Mid Cap
  Portfolio -- Service
  Class 2                      -11.05%     NA       NA      -3.40%    06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund      -7.29%     NA       NA      10.25%    05/01/97
 Money Market Fund**            -3.71%   2.06%    2.34%      2.95%    05/02/88
 Premier Growth Equity Fund    -16.56%     NA       NA      -3.64%    05/03/99
 S&P 500(R) Index Fund         -19.62%   6.80%   10.47%     10.73%    05/02/88
 Small-Cap Value Equity Fund     2.16%     NA       NA      10.38%    06/30/00
 U.S. Equity Fund              -15.91%     NA       NA       0.62%    05/01/98
 Value Equity Fund             -16.18%     NA       NA     -11.94%    06/30/00
Janus Aspen Series
 Aggressive Growth
  Portfolio -- Service
  Shares                       -46.39%   3.57%      NA       9.62%    09/13/93
 Balanced Portfolio --
   Service Shares              -12.41%  10.96%      NA      12.29%    10/02/95
 Capital Appreciation
  Portfolio -- Service
  Shares                       -28.99%     NA       NA      13.93%    05/01/97
 Global Life Sciences
  Portfolio -- Service
  Shares                       -24.02%     NA       NA     -12.90%    06/30/00
 Global Technology
  Portfolio -- Service
  Shares                       -44.17%     NA       NA     -50.21%    06/30/00
 Growth Portfolio -- Service
  Shares                       -32.00%   5.60%      NA       8.99%    09/13/93
 International Growth
  Portfolio -- Service
  Shares                       -30.56%   6.74%      NA       8.84%    05/01/96
 Worldwide Growth
  Portfolio -- Service
  Shares                       -29.76%   7.61%      NA      12.79%    09/13/93
MFS(R) Variable Insurance
 Trust
 MFS(R) Investors Growth
  Stock Series -- Service
  Class Shares                 -31.93%     NA       NA     -28.67%    06/30/00
 MFS(R) Investors Trust
  Series -- Service Class
  Shares                       -23.38%     NA       NA     -17.58%    06/30/00
 MFS(R) New Discovery
  Series -- Service Class
  Shares                       -12.76%     NA       NA     -15.86%    06/30/00
 MFS(R) Utilities Series --
   Service Class Shares        -31.55%     NA       NA     -21.43%    06/30/00
Oppenheimer Variable Account
 Funds
 Oppenheimer Global
  Securities Fund/VA --
   Service Shares              -19.53%     NA       NA     -17.53%    06/30/00
 Oppenheimer Main Street
  Growth & Income Fund/VA --
   Service Shares              -17.67%     NA       NA     -18.69%    06/30/00

                             For the  For the  For the   From the
                              1-year   5-year  10-year   Adoption     Date of
                              period   period   period  In Separate  Adoption
                              ended    ended    ended   Account to  In Separate
                             12/31/01 12/31/01 12/31/01  12/31/01    Account*
-------------------------------------------------------------------------------
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio --
   Administrative Class
  Shares                       -0.16%    NA       NA        2.12%    06/30/00
 High Yield Portfolio
  (formerly, High Yield Bond
  Portfolio) --
   Administrative Class
  Shares                       -5.29%    NA       NA       -4.52%    06/30/00
 Long-Term U.S. Government
  Portfolio (formerly, Long-
  Term U.S. Government Bond
  Portfolio) --
   Administrative Class
  Shares                       -1.86%    NA       NA        5.78%    06/30/00
 Total Return Portfolio
  (formerly, Total Return
  Bond Portfolio) --
   Administrative Class
  Shares                        0.61%    NA       NA        3.92%    06/30/00
Rydex Variable Trust
 OTC Fund                     -42.06%    NA       NA      -52.31%    06/30/00
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio -- Class II Shares were added to the product on May 1, 2002. Therefore, no standardized performance information is available.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the performance data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of withdrawals or income payments.

Non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Tables 1 and 2.

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the contract. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the portfolio's performance. This data assumes that the Subaccounts available under the contract were in existence for the same period as the portfolio with most of the charges equal to those currently assessed in the contract, including charges for the portfolios.

Table 3 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 3 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

  (3) An annual contract charge of $30.

The charge for the Optional Death Benefit is not included in the calculations. We do however, assume that you surrender contract and therefore, surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.
                                    Table 3
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.
              (assuming each Annuitant age 70 or younger at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                          -30.41%   2.90%      NA   05/05/93
 AIM V.I. Growth Fund -- Series I Shares    -40.80%   0.74%      NA   05/05/93
 AIM V.I. Premier Equity Fund (formerly,
  AIM V.I. Value Fund) -- Series I Shares   -19.91%   6.61%      NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio -- Class B      -7.46%  11.31%   12.10%  01/14/91
 Premier Growth Portfolio -- Class B        -24.65%   9.25%      NA   06/26/92
 Quasar Portfolio -- Class B                -20.21%  -1.76%      NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares        -4.36%     NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares              -29.72%   5.20%      NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                            -6.25%  -1.20%      NA   03/01/94
 Federated International Small Company
  Fund II                                   -37.01%     NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                   -12.72%   5.96%   10.78%  10/09/86
 VIP Growth Portfolio -- Service Class 2    -25.11%   8.22%   10.58%  10/09/86
Fidelity Variable Insurance Products Fund
 II ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                   -19.82%   7.03%      NA   01/03/95
Fidelity Variable Insurance Products Fund
 III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                          -16.43%   6.45%      NA   12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2                                   -11.05%     NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                   -7.29%     NA       NA   05/01/97
 Money Market Fund**                         -3.71%   2.06%    2.34%  06/30/85
 Premier Growth Equity Fund                 -16.56%     NA       NA   12/12/97
 S&P 500(R) Index Fund                      -19.62%   6.80%   10.47%  04/14/85
 Small-Cap Value Equity Fund                  2.16%     NA       NA   05/01/00
 U.S. Equity Fund                           -15.91%   9.09%      NA   01/02/95
 Value Equity Fund                          -16.18%     NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    -46.39%   3.57%      NA   09/13/93
 Balanced Portfolio -- Service Shares       -12.41%  10.96%      NA   09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                    -28.99%     NA       NA   05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                    -24.02%     NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -44.17%     NA       NA   01/15/00
 Growth Portfolio -- Service Shares         -32.00%   5.60%      NA   09/13/93
 International Growth Portfolio -- Service
  Shares                                    -30.56%   6.74%      NA   05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                    -29.76%   7.61%      NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     -31.93%     NA       NA   05/03/99
 MFS(R) Investors Trust Series -- Service
  Class Shares                              -23.38%   3.97%      NA   10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                              -12.76%     NA       NA   04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                    -31.55%   7.24%      NA   01/03/95

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                           -19.53%  12.26%   11.36%  11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 -17.67%   3.50%      NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                               -0.16%     NA       NA   02/16/99
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) -- Administrative
  Class Shares                               -5.29%     NA       NA   04/30/98
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government
  Bond Portfolio) -- Administrative Class
  Shares                                     -1.86%     NA       NA   04/30/99
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) -- Administrative
  Class Shares                                0.61%     NA       NA   12/24/97
Rydex Variable Trust
 OTC Fund                                   -42.06%     NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio -- Class II Shares were added to the product on May 1, 2002. Therefore, no non-standardized performance is available.

Table 4 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 4 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

  (3) An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value.

The charge for the Optional Death Benefit is not included in the calculations. We do however, assume that you surrender contract and therefore, surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 4
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.
                (assuming either Annuitant over age 70 at issue)

                                          For the  For the  For the
                                           1-year   5-year  10-year
                                           period   period   period  Portfolio
                                           ended    ended    ended   Inception
                                          12/31/01 12/31/01 12/31/01   Date*
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                         -30.57%   2.68%     NA    05/05/93
 AIM V.I. Growth Fund -- Series I Shares   -40.94%   0.53%     NA    05/05/93
 AIM V.I. Premier Equity Fund (formerly,
  AIM V.I. Value Fund) -- Series I Shares  -20.09%   6.38%     NA    05/05/93

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B      -7.66%  11.08%   11.88%  01/14/91
 Premier Growth Portfolio -- Class B        -24.82%   9.02%      NA   06/26/92
 Quasar Portfolio -- Class B                -20.39%  -1.97%      NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares        -4.57%     NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares              -29.87%   4.98       NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                            -6.45%  -1.41%      NA   03/01/94
 Federated International Small Company
  Fund II                                   -37.15%     NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                   -12.91%   5.74%   10.56%  10/09/86
 VIP Growth Portfolio -- Service Class 2    -25.27%   7.99%   10.36%  10/09/86
Fidelity Variable Insurance Products Fund
 II ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                   -20.00%   6.81%      NA   01/03/95
Fidelity Variable Insurance Products Fund
 III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                          -16.61%   6.23%      NA   12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2                                   -11.24%     NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                   -7.49%     NA       NA   05/01/97
 Money Market Fund**                         -3.92%   1.84%    2.14%  06/30/85
 Premier Growth Equity Fund                 -16.74%     NA       NA   12/12/97
 S&P 500(R) Index Fund                      -19.80%   6.57%   10.25%  04/14/85
 Small-Cap Value Equity Fund                  1.94%     NA            05/01/00
 U.S. Equity Fund                           -16.09%   8.86%      NA   01/02/95
 Value Equity Fund                          -16.36%     NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    -46.51%   3.35%      NA   09/13/93
 Balanced Portfolio -- Service Shares       -12.60%  10.73%      NA   09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                    -29.15%     NA       NA   05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                    -24.19%     NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -44.29%     NA       NA   01/15/00
 Growth Portfolio -- Service Shares         -32.15%   5.38%      NA   09/13/93
 International Growth Portfolio -- Service
  Shares                                    -30.72%   6.52%      NA   05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                    -29.92%   7.38%      NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     -32.08%     NA       NA   05/03/99
 MFS(R) Investors Trust Series -- Service
  Class Shares                              -23.55%   3.75%      NA   10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                              -12.95%     NA       NA   04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                    -31.71%   7.02%      NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                           -19.71%  12.03%   11.13%  11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 -17.85%   3.29%      NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                               -0.37%     NA       NA   02/16/99
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) -- Administrative
  Class Shares                               -5.50%     NA       NA   04/30/98
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government
  Bond Portfolio) -- Administrative Class
  Shares                                     -2.07%     NA       NA   04/30/99
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) -- Administrative
  Class Shares                                0.39%     NA       NA   12/24/97
Rydex Variable Trust
 OTC Fund                                   -42.19%     NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio -- Class II Shares were added to the product on May 1, 2002. Therefore, no non-standardized performance is available.

Table 5 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 5 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

  (3) An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value).

The charge for the Optional Death Benefit is not included in the calculations. In addition, we assume that you do not surrender contract and therefore, no surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 5
                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period.
              (assuming each Annuitant age 70 or younger at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                          -24.44%   4.41%      NA   05/05/93
 AIM V.I. Growth Fund -- Series I Shares    -34.88%   2.32%      NA   05/05/93
 AIM V.I. Premier Equity Fund (formerly,
  AIM V.I. Value Fund) -- Series I Shares   -13.88%   8.04%      NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio -- Class B      -1.36%  12.66%   12.87%  01/14/91
 Premier Growth Portfolio -- Class B        -18.65%  10.64%      NA   06/26/92
 Quasar Portfolio -- Class B                -14.18%  -0.11%      NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares         1.76%     NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares              -23.74%   6.67%      NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                            -0.15%   0.43%      NA   03/01/94
 Federated International Small Company
  Fund II                                   -31.07%     NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                    -6.66%   7.41%   11.54%  10/09/86
 VIP Growth Portfolio -- Service Class 2    -19.11%   9.62%   11.34%  10/09/86
Fidelity Variable Insurance Products Fund
 II ("VIP II")                                                   NA
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                   -13.79%   8.46%      NA   01/03/95
Fidelity Variable Insurance Products Fund
 III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                          -10.38%   7.89%      NA   12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2                                    -4.97%     NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                   -1.19%     NA       NA   05/01/97
 Money Market Fund**                          2.40%   3.59%    3.06%  06/30/85
 Premier Growth Equity Fund                 -10.51%     NA       NA   12/12/97
 S&P 500(R) Index Fund                      -13.59%   8.23%   11.23%  04/14/85
 Small-Cap Value Equity Fund                  8.31%     NA       NA   05/01/00
 U.S. Equity Fund                            -9.85%  10.47%      NA   01/02/95
 Value Equity Fund                          -10.13%     NA       NA   05/01/00

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    -40.50%   5.08%      NA   09/13/93
 Balanced Portfolio -- Service Shares        -6.34%  12.31%      NA   09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                    -23.01%     NA       NA   05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                    -18.01%     NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -38.26%     NA       NA   01/15/00
 Growth Portfolio -- Service Shares         -26.03%   7.06%      NA   09/13/93
 International Growth Portfolio -- Service
  Shares                                    -24.59%   8.18%      NA   05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                    -23.79%   9.02%      NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     -25.97%     NA       NA   05/03/99
 MFS(R) Investors Trust Series -- Service
  Class Shares                              -17.37%   5.46%      NA   10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                               -6.68%     NA       NA   04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                    -25.59%   8.66%      NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                           -13.50%  13.60%   12.12%  11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 -11.63%   5.01%      NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                                5.97%     NA       NA   02/16/99
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) -- Administrative
  Class Shares                                0.81      NA       NA   04/30/98
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government
  Bond Portfolio) -- Administrative Class
  Shares                                      4.26%     NA       NA   04/30/99
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) -- Administrative
  Class Shares                                6.74      NA       NA   12/24/97
Rydex Variable Trust
 OTC Fund                                   -36.16%     NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio -- Class II Shares were added to the product on May 1, 2002. Therefore, no non-standardized performance is available.

Table 6 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 6 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

  (3) An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value).

The charge for the Optional Death Benefit is not included in the calculations. In addition, we assume that you do not surrender contract and therefore, no surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 6
                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period.
                (assuming either Annuitant over age 70 at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                          -24.59%   4.20%      NA   05/05/93
 AIM V.I. Growth Fund -- Series I Shares    -35.02%   2.11%      NA   05/05/93
 AIM V.I. Premier Equity Fund (formerly,
  AIM V.I. Value Fund) -- Series I Shares   -14.06%   7.82%      NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio -- Class B      -1.56%  12.43%   12.64%  01/14/91
 Premier Growth Portfolio -- Class B        -18.81%  10.41%      NA   06/26/92
 Quasar Portfolio -- Class B                -14.35%  -0.31%      NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolios-Emerging
  Markets Portfolio -- Initial Shares         1.55%     NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares              -23.90%   6.45%      NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                            -0.36%   0.22%      NA   03/01/94
 Federated International Small Company
  Fund II                                   -31.21%     NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                    -6.85%   7.19%   11.32%  10/09/86
 VIP Growth Portfolio -- Service Class 2    -19.27%   9.40%   11.12%  10/09/86
Fidelity Variable Insurance Products Fund
 II ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                   -13.97%   8.24%      NA   01/03/95
Fidelity Variable Insurance Products Fund
 III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                          -10.56%   7.67%      NA   12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2                                    -5.16%     NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                   -1.39%     NA       NA   05/01/97
 Money Market Fund**                          2.19%   3.38%    2.85%  06/30/85
 Premier Growth Equity Fund                 -10.69%     NA       NA   12/12/97
 S&P 500(R) Index Fund                      -13.77%   8.01%   11.01%  04/14/85
 Small-Cap Value Equity Fund                  8.09%     NA       NA   05/01/00
 U.S. Equity Fund                           -10.04%  10.25%      NA   01/02/95
 Value Equity Fund                          -10.31%     NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    -40.63%   4.87%      NA   09/13/93
 Balanced Portfolio -- Service Shares        -6.53%  12.08%      NA   09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                    -23.17%     NA       NA   05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                    -18.18%     NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -38.39%     NA       NA   01/15/00
 Growth Portfolio -- Service Shares         -26.19%   6.84%      NA   09/13/93
 International Growth Portfolio -- Service
  Shares                                    -24.74%   7.96%      NA   05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                    -23.94%   8.80%      NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     -26.12%     NA       NA   05/03/99
 MFS(R) Investors Trust Series -- Service
  Class Shares                              -17.54%   5.25%      NA   10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                               -6.88%     NA       NA   04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                    -25.74%   8.44%      NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA --
   Service Shares                           -13.68%  13.37%   11.89%  11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 -11.81%   4.79%      NA   07/05/95

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                                5.76%    NA       NA    02/16/99
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) -- Administrative
  Class Shares                                0.60%    NA       NA    04/30/98
 Long-Term U.S. Government
  Portfolio (formerly, Long-Term U.S.
  Government Bond Portfolio) --
   Administrative Class Shares                4.05%    NA       NA    04/30/99
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) -- Administrative
  Class Shares                                6.52%    NA       NA    12/24/97
Rydex Variable Trust
 OTC Fund                                   -36.29%    NA       NA    05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio -- Class II Shares were added to the product on May 1, 2002. Therefore, no non-standardized performance is available.

Statement of Additional Information
Table of Contents

                                                                       Page
The Contracts.........................................................   3
  Transfer of Annuity Units...........................................   3
  Net Investment Factor...............................................   3
Termination of Participation Agreements...............................   3
Calculation of Performance Data.......................................   4
  Subaccount Investing in GE Investments Funds, Inc. -- Money Market
   Fund...............................................................   4
  Other Subaccounts...................................................   6
  Other Performance Data..............................................   7
Federal Tax Matters...................................................   7
  Taxation of GE Life and Annuity Assurance Company...................   7
  IRS Required Distributions..........................................   7
General Provisions....................................................   8
  Using the Contracts as Collateral...................................   8
  The Beneficiary.....................................................   8
  Non-Participating...................................................   8
  Misstatement of Age or Gender.......................................   8
  Incontestability....................................................   8
  Statement of Values.................................................   8
  Trust as Owner or Beneficiary.......................................   9
  Written Notice......................................................   9
Distribution of the Contracts.........................................   9
Legal Developments Regarding Employment-Related Benefit Plans.........   9
Regulation of GE Life and Annuity Assurance Company...................   9
Experts...............................................................   9
Financial Statements..................................................  10

                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

GE Life and Annuity Assurance Company
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1154 4/00 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                     Street

________________________________________________________________________________
     City                            State                         Zip

Signature of Requestor: ________________________________________________________
                                          Date

                      GE Life & Annuity Separate Account 4
                                 Prospectus For
              Flexible Premium Variable Deferred Annuity Contract
                                Form P1154 4/00

                                   Issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus gives details about the contract, the Separate Account and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This prospectus describes a flexible premium variable deferred annuity contract (the "contract") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of GE Life & Annuity Separate Account 4 (the "Separate Account") invests in shares of portfolios of the underlying mutual funds listed below:



 AIM Variable Insurance Funds:    Dreyfus:
  AIM V.I. Aggressive Growth       Dreyfus Investment
   Fund -- Series I Shares          Portfolios -- Emerging
  AIM V.I. Blue Chip Fund --        Markets Portfolio --
    Series I Shares                  Initial Shares
  AIM V.I. Capital                 Dreyfus Investment
   Appreciation Fund -- Series      Portfolios -- MidCap Stock
   I Shares                         Portfolio -- Initial Shares
  AIM V.I. Growth Fund --          Dreyfus Variable Investment
   Series I Shares                  Fund -- Money Market
  AIM V.I. Premier Equity Fund      Portfolio
   (formerly, AIM V.I. Value       The Dreyfus Socially
   Fund) -- Series I Shares         Responsible Growth Fund,
                                    Inc. -- Initial Shares
 Alliance Variable Products
  Series Fund, Inc.:              Eaton Vance Variable Trust:
  Growth and Income                VT Floating-Rate Income Fund
   Portfolio -- Class B            VT Income Fund of Boston*
  Premier Growth Portfolio --      VT Worldwide Health Sciences
    Class B                        Fund
  Quasar Portfolio -- Class B
                                  Federated Insurance Series:
 American Century Variable         Federated High Income Bond
 Portfolios, Inc.:                  Fund II* -- Service Shares
  VP Income & Growth Fund --       Federated International Small Company Fund
   Class I                         II
  VP International Fund --
   Class I                        Fidelity Variable Insurance
  VP Ultra Fund -- Class I        Products Fund ("VIP"):
  VP Value Fund -- Class I         VIP Equity-Income
                                   Portfolio -- Service Class 2
                                   VIP Growth Portfolio --
                                    Service Class 2



 Fidelity Variable Insurance      J.P. Morgan Series Trust II:
 Products Funds II ("VIP II"):     Bond Portfolio
  VIP II Contrafund(R)             International Opportunities
  Portfolio -- Service Class 2      Portfolio
                                   Mid Cap Value Portfolio
 Fidelity Variable Insurance       Small Company Portfolio
 Products Fund III ("VIP           U.S. Disciplined Equity
 III"):                             Portfolio
  VIP III Growth & Income
   Portfolio -- Service Class     MFS(R) Variable Insurance
   2                               Trust:
  VIP III Mid Cap Portfolio --     MFS(R) Investors Growth
    Service Class 2                 Stock Series -- Service
                                    Class Shares
 Franklin Templeton Variable       MFS(R) Investors Trust
 Insurance Products Trust:          Series -- Service Class
  Franklin Large Cap Growth         Shares
   Securities Fund --  Class 2     MFS(R) New Discovery
   Shares                           Series -- Service Class
  Mutual Shares Securities          Shares
   Fund -- Class 2 Shares          MFS(R) Strategic Income
  Templeton Foreign Securities      Series -- Service Class
   Fund -- Class 2 Shares           Shares
  Templeton Global Asset           MFS(R) Total Return
   Allocation Fund --Class 2        Series -- Service Class
   Shares                           Shares
                                   MFS(R) Utilities Series --
 GE Investments Funds, Inc.:         Service Class Shares
  Income Fund
  Mid-Cap Value Equity Fund       Oppenheimer Variable Account
  Money Market Fund                Funds:
  Premier Growth Equity Fund       Oppenheimer Capital
  S&P 500(R) Index Fund             Appreciation Fund/VA --
  Small-Cap Value Equity Fund        Service Shares
  U.S. Equity Fund                 Oppenheimer Global
  Value Equity Fund                 Securities Fund/VA --
                                    Service Shares
 Janus Aspen Series:               Oppenheimer Main Street
  Aggressive Growth                 Growth & Income Fund/VA --
  Portfolio -- Service Shares        Service Shares
  Balanced Portfolio --            Oppenheimer Main Street
   Service Shares                   Small Cap Fund/VA --Service
  Capital Appreciation              Shares
  Portfolio -- Service Shares
  Global Life Sciences            PIMCO Variable Insurance
  Portfolio -- Service Shares      Trust:
  Global Technology                Foreign Bond Portfolio --
  Portfolio -- Service Shares        Administrative Class
  Growth Portfolio -- Service       Shares
  Shares                           High Yield Portfolio*
  International Growth              (formerly, High Yield Bond
  Portfolio -- Service Shares       Portfolio) --
  Worldwide Growth                   Administrative Class
  Portfolio -- Service Shares       Shares
                                   Long-Term U.S. Government
                                    Portfolio (formerly, Long-
                                    Term U.S. Government Bond
                                    Portfolio) --
                                     Administrative Class
                                    Shares
                                   Total Return Portfolio
                                    (formerly, Total Return
                                    Bond Portfolio) --
                                     Administrative Class
                                    Shares


 Rydex Variable Trust             Van Kampen Life Investment
  OTC Fund                         Trust
                                   Comstock Portfolio -- Class
 Scudder Variable Series II         II Shares
  Scudder Technology Growth        Emerging Growth Portfolio --
   Portfolio -- Class B Shares       Class II Shares
  SVS Dreman High Return
   Equity Portfolio -- Class B
   Shares
  SVS Dreman Small Cap Value
   Portfolio -- Class B Shares



* These portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.


In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These underlying mutual fund options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


A Statement of Additional Information, dated May 1, 2002, as amended June 28, 2002, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                1-800-352-9910;
                                or write us at:
                             6610 West Broad Street
                               Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2002, as amended June 28, 2002.

Table of Contents

Definitions.................................................................   5

Expense Table...............................................................   7

Portfolio Annual Expenses...................................................   8

Synopsis....................................................................  23

Condensed Financial Information.............................................  27

Investment Results..........................................................  30

Financial Statements........................................................  31

The Company.................................................................  32

The Separate Account........................................................  33

The Guarantee Account.......................................................  42

Charges and Other Deductions................................................  44

The Contract................................................................  49

Transfers...................................................................  54

Surrenders and Partial Withdrawals..........................................  59

The Death Benefit...........................................................  62

Income Payments.............................................................  70

Federal Tax Matters.........................................................  75

Voting Rights...............................................................  84

Requesting Payments.........................................................  85

Distribution of the Contracts...............................................  87

Additional Information......................................................  89

Appendix A.................................................................. A-1

Appendix B.................................................................. B-1

Statement of Additional Information -- Table of Contents

Definitions

The following terms are used throughout the prospectus.

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value --The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account 4 or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Subaccounts may be available in all states or markets. Subaccounts may be referred to as Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract maintenance charge, any optional death benefit charge and any surrender charge.

Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

The following table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase this contract. The table reflects Separate Account charges and charges assessed against amounts you allocate to the Guarantee Account. For more complete descriptions of the various costs and charges involved, see the "Charges and Other Deductions" provision in this prospectus. Premium taxes may also apply, although they do not appear in the table.

Owner Transaction Expenses:
--------------------------------------------------------------------------
The maximum surrender charge (as a
 percentage of each purchase payment
 surrendered/withdrawn):                                               6%

    Number of Full and Partially      Surrender Charge as a Percentage
 Completed Years Since We Received    of the Surrendered or Withdrawn
        the Purchase Payment                  Purchase Payment
  ------------------------------------------------------------------------
                 1                                   6%
                 2                                   6%
                 3                                   6%
                 4                                   6%
                 5                                   5%
                 6                                   4%
             7 or more                               0%
  ------------------------------------------------------------------------


Transfer Charge (for each transfer after the first in a calendar month)/1/                         $10
--------------------------------------------------------------------------------------------------------------
                                                                               Annuitant &
                                                                             Joint Annuitant  Either Annuitant
Annual Expenses (effective annual rate of Separate Account charges as a         Age 70 or       Over Age 70
percentage of the daily net assets of the Separate Account):                 Younger at issue     at Issue
--------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge                                                  1.35%             1.55%
Administrative Expense Charge                                                      0.15%             0.15%
                                                                                   ----            ------
Total Annual Expenses                                                              1.50%             1.70%

Other Annual Expenses:
--------------------------------------------------------------------------------------------------------------
Annual Contract Charge/2/                                                                             $30

Maximum Optional Death Benefit Charge (annual rate as a percentage of
 Contract Value)/3/                                                                                  0.25%

Maximum Optional Enhanced Death Benefit Charge (annual rate as a percentage
 of prior contract year's average Contract Value)/4/                                                 0.35%
--------------------------------------------------------------------------------------------------------------

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month. We currently do not assess this charge.

 /2/We do not assess this charge if your Contract Value at the time the charge is due is more than $40,000.

 /3/If the Optional Death Benefit is elected at the time of application.

 /4/If the Optional Enhanced Death Benefit is elected at the time of application. We are currently charging 0.20% annually as a percentage of your prior contract year's average Contract Value. This may be referred to as the "GE Earnings Protector(R)" in our marketing materials.

Portfolio Annual Expenses

The following table shows the annual expenses of the portfolios of the Funds for the year ended December 31, 2001 (as a percentage of each portfolio's average net assets, after fee waivers and expense reimbursements, as applicable):


                                                     Service            Total
                                   Management 12b-1   Share    Other    Annual
Portfolio                             Fees    Fees*  Fees**  Expenses  Expenses
-------------------------------------------------------------------------------

AIM Variable Insurance Funds
-------------------------------------------------------------------------------
 AIM V.I. Aggressive Growth
  Fund -- Series I Shares             0.80%    --      --      0.41%     1.21%
 AIM V.I. Blue Chip Fund -- Series
  I Shares                            0.75%    --      --      0.51%     1.26%
 AIM V.I. Capital Appreciation
  Fund -- Series I Shares             0.61%    --      --      0.24%     0.85%
 AIM V.I. Growth Fund -- Series I
  Shares                              0.62%    --      --      0.26%     0.88%
 AIM V.I. Premier Equity Fund
  (formerly, AIM Value Fund) --
   Series I Shares                    0.60%    --      --      0.25%     0.85%

Alliance Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------
 Growth and Income Portfolio --
   Class B                            0.63%   0.25%    --      0.04%     0.92%
 Premier Growth Portfolio -- Class
  B                                   1.00%   0.25%    --      0.04%     1.29%
 Quasar Portfolio -- Class B          0.82%   0.25%    --      0.13%     1.20%

American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class
  I                                   0.70%    --      --       --       0.70%
 VP International Fund -- Class I     1.26%    --      --       --       1.26%
 VP Ultra Fund -- Class I             1.00%    --      --       --       1.00%
 VP Value Fund -- Class I             0.97%    --      --       --       0.97%

Dreyfus
-------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --
   Emerging Markets Portfolio --
   Initial Class Shares                --      --      --      2.00%     2.00%
 Dreyfus Investments Portfolios --
   Midcap Stock Portfolio --
   Initial Class Shares               0.75%    --      --      0.14%     0.89%
 Dreyfus VIF -- Money Market
  Portfolio                           0.50%    --      --      0.08%     0.58%
 The Dreyfus Socially Responsible
  Growth Fund, Inc. -- Initial
  Class Shares                        0.75%    --      --      0.03%     0.78%

Eaton Vance Variable Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income Fund         0.56%    --     0.25%    0.45%     1.26%
 VT Income Fund of Boston             0.63%    --     0.25%    0.40%     1.28%
 VT Worldwide Health Sciences Fund    1.00%    --     0.25%    2.55%     3.80%

Federated Insurance Series
-------------------------------------------------------------------------------
 Federated High Income Bond Fund
  II -- Service Shares                0.60%    --     0.10%    0.16%     0.86%
 Federated International Small
  Company Fund II                     0.00%    --     0.10%    1.55%     1.65%

Fidelity Variable Insurance Products Fund ("VIP")
-------------------------------------------------------------------------------
 VIP Equity-Income Portfolio --
   Service Class 2 Shares             0.48%   0.25%    --      0.11%     0.84%
 VIP Growth Portfolio -- Service
  Class 2 Shares                      0.58%   0.25%    --      0.10%     0.93%

Fidelity Variable Insurance Products Fund II ("VIP
 II")
-------------------------------------------------------------------------------
 VIP II ContraFund(R) Portfolio --
   Service Class 2 Shares             0.58%   0.25%    --      0.11%     0.94%


                                                     Service            Total
                                   Management 12b-1   Share    Other    Annual
Portfolio                             Fees    Fees*  Fees**  Expenses  Expenses
-------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III ("VIP
 III")
-------------------------------------------------------------------------------
 VIP III Growth & Income
  Portfolio -- Service Class 2
  Shares                              0.48%   0.25%    --      0.11%     0.84%
 VIP III Mid Cap Portfolio --
   Service Class 2 Shares             0.58%   0.25%    --      0.11%     0.94%

Franklin Templeton Variable Insurance Products
 Trust
-------------------------------------------------------------------------------
 Franklin Large Cap Growth
  Securities Fund --Class 2 Shares    0.75%   0.25%    --      0.03%     1.03%
 Mutual Shares Securities Fund --
   Class 2 Shares                     0.60%   0.25%    --      0.19%     1.04%
 Templeton Foreign Securities
  Fund -- Class 2 Shares              0.68%   0.25%    --      0.22%     1.15%
 Templeton Global Asset Allocation
  Fund -- Class 2 Shares              0.61%   0.25%    --      0.20%     1.06%

GE Investments Funds, Inc.
-------------------------------------------------------------------------------
 Income Fund                          0.50%    --      --      0.05%     0.55%
 Mid-Cap Value Equity Fund            0.65%    --      --      0.03%     0.68%
 Money Market Fund                    0.38%    --      --      0.04%     0.42%
 Premier Growth Equity Fund           0.65%    --      --      0.02%     0.67%
 S&P 500(R) Index Fund                0.35%    --      --      0.04%     0.39%
 Small-Cap Value Equity Fund          0.80%    --      --      0.11%     0.91%
 U.S. Equity Fund                     0.55%    --      --      0.03%     0.58%
 Value Equity Fund                    0.65%    --      --      0.14%     0.79%

Janus Aspen Series
-------------------------------------------------------------------------------
 Aggressive Growth Portfolio --
   Service Shares                     0.65%   0.25%    --      0.02%     0.92%
 Balanced Portfolio -- Service
  Shares                              0.65%   0.25%    --      0.01%     0.91%
 Capital Appreciation Portfolio --
   Service Shares                     0.65%   0.25%    --      0.01%     0.91%
 Global Life Sciences Portfolio --
   Service Shares                     0.65%   0.25%    --      0.17%     1.07%
 Global Technology Portfolio --
   Service Shares                     0.65%   0.25%    --      0.05%     0.95%
 Growth Portfolio -- Service
  Shares                              0.65%   0.25%    --      0.01%     0.91%
 International Growth Portfolio --
   Service Shares                     0.65%   0.25%    --      0.06%     0.96%
 Worldwide Growth Portfolio --
   Service Shares                     0.65%   0.25%    --      0.04%     0.94%

J.P. Morgan Series Trust II
-------------------------------------------------------------------------------
 Bond Portfolio                       0.30%    --     0.45%     --       0.75%
 International Opportunities
  Portfolio                           0.60%    --     0.60%     --       1.20%
 Mid Cap Value Portfolio              0.70%    --     0.30%     --       1.00%
 Small Company Portfolio              0.60%    --     0.55%     --       1.15%
 U.S. Disciplined Equity Portfolio    0.35%    --     0.50%     --       0.85%

MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock
  Series -- Service Class Shares      0.75%   0.25%    --      0.15%     1.15%
 MFS(R) Investors Trust Series  --
   Service Class Shares               0.75%   0.25%    --      0.14%     1.14%
 MFS(R) New Discovery Series --
   Service Class Shares               0.90%   0.25%    --      0.15%     1.30%
 MFS(R) Strategic Income Series --
   Service Class Shares               0.75%   0.25%            0.15%     1.15%
 MFS(R) Total Return Series --
   Service Class Shares               0.75%   0.25%    --      0.13%     1.13%
 MFS(R) Utilities Series --
   Service Class Shares               0.75%   0.25%    --      0.17%     1.17%


                                                     Service            Total
                                   Management 12b-1   Share    Other    Annual
Portfolio                             Fees    Fees*  Fees**  Expenses  Expenses
-------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares            0.64%   0.15%    --      0.02%     0.81%
 Oppenheimer Global Securities
  Fund/VA -- Service Shares           0.64%   0.15%    --      0.06%     0.85%
 Oppenheimer Main Street Growth &
  Income Fund/VA -- Service Shares    0.68%   0.15%    --      0.05%     0.88%
 Oppenhimer Main Street Small Cap
  Fund/VA --Service Shares            0.75%   0.15%    --      0.29%     1.19%

PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------
 Foreign Bond Portfolio --
   Administrative Class Shares        0.25%    --     0.15%    0.50%     0.90%
 High Yield Portfolio (formerly,
  High Yield Bond Portfolio) --
   Administrative Class Shares        0.25%    --     0.15%    0.35%     0.75%
 Long-Term U.S. Government
  Portfolio (formerly, Long-Term
  U.S. Government Bond
  Portfolio) -- Administrative
  Class Shares                        0.25%    --     0.15%    0.25%     0.65%
 Total Return Portfolio (formerly,
  Total Return Bond Portfolio) --
   Administrative Class Shares        0.25%    --     0.15%    0.25%     0.65%

Rydex Variable Trust
-------------------------------------------------------------------------------
 Rydex OTC Fund                       0.75%    --     0.25%    0.45%     1.45%

Scudder Variable Series II
-------------------------------------------------------------------------------
 Scudder Technology Growth
  Portfolio -- Class B Shares         0.74%   0.25%    --      0.07%     1.06%
 SVS Dreman High Return Equity
  Portfolio -- Class B Shares         0.75%   0.25%    --      0.07%     1.07%
 SVS Dreman Small Cap Value
  Portfolio -- Class B Shares         0.75%   0.25%    --      0.04%     1.04%

Van Kampen Life Investment Trust
-------------------------------------------------------------------------------
 Comstock Portfolio -- Class II
  Shares                              0.60%   0.25%    --      0.21%     1.06%
 Emerging Growth Portfolio --
   Class II Shares                    0.70%   0.25%    --      0.06%     1.01%
-------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.

** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the contracts will be remitted to the Company.

 /1/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio's expenses. In addition, through arrangements with the portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio's custodian expenses. These offsets may be discontinued at any time.

     Accordingly, the actual total operating expenses were:

         . VIP Equity-Income Portfolio -- Service Class 2       0.83%
         . VIP Growth Portfolio -- Service Class 2              0.90%
         . VIP II Contrafund(R) Portfolio -- Service Class 2    0.90%
         . VIP III Growth & Income Portfolio -- Service Class 2 0.82%
         . VIP III Mid Cap Portfolio -- Service Class 2         0.88%

Some of the portfolios are subject to fee waivers and/or expense reimbursements. The following table shows what the expenses would have been for such portfolios without fee waivers and/or expense reimbursement.


                                                     Service            Total
                                  Management  12b-1   Share    Other    Annual
Portfolio                            Fees     Fees*  Fees**  Expenses  Expenses
-------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------
 Quasar Portfolio -- Class B         1.00%    0.25%    --      0.18%     1.43%

Dreyfus
-------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --
   Emerging Markets Portfolio --
   Inital Class Shares               1.25%     --      --      4.15%     5.40%

Eaton Vance Variable Trust
-------------------------------------------------------------------------------
 VT Floating-Rate Income Fund        0.58%     --     0.25%    0.45%     1.28%

Federated Insurance Series
-------------------------------------------------------------------------------
 Federated High Income Bond Fund
  II -- Service Shares               0.60%    0.25%   0.25%    0.16%     1.26%
 Federated International Small
  Company Fund II                    1.25%    0.25%   0.25%    3.79%     5.54%

Franklin Templeton Variable Insurance
 Products Trust
-------------------------------------------------------------------------------
 Templeton Foreign Securities
  Fund -- Class 2 Shares             0.69%    0.25%    --      0.22%     1.16%

J.P. Morgan Series Trust II
-------------------------------------------------------------------------------
 International Opportunities
  Portfolio                          0.60%     --     0.60%    0.20%     1.40%
 Mid Cap Value Portfolio             0.70%     --     0.30%    9.62%    10.62%

MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock
  Series -- Service Class Shares     0.75%    0.25%    --      0.17%     1.17%
 MFS(R) Investors Trust Series --
   Service Class Shares              0.75%    0.25%    --      0.15%     1.15%
 MFS(R) New Discovery Series --
   Service Class Shares              0.90%    0.25%    --      0.19%     1.34%
 MFS(R) Strategic Income
  Series -- Service Class Shares     0.75%    0.25%            0.37%     1.37%
 MFS(R) Total Return Series --
   Service Class Shares              0.75%    0.25%    --      0.14%     1.14%
 MFS(R) Utilities Series --
   Service Class Shares              0.75%    0.25%    --      0.18%     1.18%

PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------
 Foreign Bond Portfolio --
   Administrative Class Shares       0.25%     --     0.15%    0.51%     0.91%
 High Yield Portfolio (formerly,
  High Yield Bond Portfolio) --
   Administrative Class Shares       0.25%     --     0.15%    0.36%     0.76%
 Long-Term U.S. Government
  Portfolio (formerly, Long-Term
  U.S. Government Bond
  Portfolio) -- Administrative
  Class Shares                       0.25%     --     0.15%    0.26%     0.66%
 Total Return Portfolio
  (formerly, Total Return
  Bond) -- Administrative Class
  Shares                             0.25%     --     0.15%    0.26%     0.66%
-------------------------------------------------------------------------------


 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling contracts investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the contracts will be remitted to Capital Brokerage Corporation, the principal underwriter for the contracts.

** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing contracts investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the contracts will be remitted to the Company.

The expenses shown in the tables above are deducted by the portfolios before they provide us with the daily net asset value. We then deduct the applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each portfolio. Information relating to the portfolios was provided by the portfolios and not independently verified by us.

OTHER CONTRACTS

We offer other variable annuity contracts through the Separate Account which also invest in the same portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent or call (800) 352-9910.

EXAMPLES

The following examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios for the year ended December 31, 2001 as shown in the "Portfolio Annual Expenses" provision.

The examples vary based on whether:

  .  the Annuitant is age 70 or younger at the time the contract is issued;

  . if either Annuitant is older than age 70 at the time the contract is issued;

  .  the Optional Death Benefit is selected at issue;

  .  the Optional Enhanced Death Benefit is selected at issue;

  .  you surrender or annuitize your contract.

These expenses, and therefore the examples, reflect certain fee waivers and expense reimbursements provided by some of the portfolios and assume they will continue for the periods shown. We cannot guarantee that these fee waivers and expense reimbursements will continue.

The examples show what an Owner would pay assuming a $1,000 investment, a 5% annual return and no change in portfolio expenses. The contract expenses include:

If the Annuitant is age 70 or younger at the time the contract is issued, the applicable examples reflect the following contract charges:

  (1) A mortality and expense risk charge of 1.35%;
  (2) An administrative expense charge of 0.15%;

  (3) An annual contract charge of $30
  (4) A maximum charge of 0.25% of the Contact Value for the Optional Death Benefit; and
  (5) A maximum charge of 0.35% of the average of the Contract Value for the Optional Enhanced Death Benefit.

If either Annuitant is older than age 70 at the time the contract is issued;

  (1) A mortality and expense risk charge of 1.55%;
  (2) An administrative expense charge of 0.15%;
  (3) An annual contract charge of $30;
  (4) A maximum charge of 0.25% of the Contract Value for the Optional Death Benefit; and
  (5) A maximum charge of 0.35% of the average of the Contract Value for the Optional Enhanced Death Benefit.

Deductions for premium taxes are not reflected but may apply.

Example 1 reflects expenses without the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider, assumes you surrender* your contract at the end of the applicable period, and assumes each Annuitant is age 70 or younger at issue.


                                                Without Optional Death Benefit
                                                  and Optional Enhanced Death
                                                        Benefit Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                        $82.41 $141.10 $193.40 $313.77
 AIM V.I. Blue Chip Fund -- Series I Shares      82.91  142.59  195.85  318.55
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                         78.81  130.35  175.55  278.62
 AIM V.I. Growth Fund -- Series I Shares         79.11  131.25  177.05  281.60
 AIM V.I. Premier Equity Fund (formerly, AIM
  V.I. Value Fund) -- Series I Shares            78.81  130.35  175.55  278.62
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B          79.51  132.45  179.05  285.56
 Premier Growth Portfolio -- Class B             83.20  143.48  197.32  321.40
 Quasar Portfolio -- Class B                     82.31  140.81  192.91  312.81
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I              77.31  125.84  168.02  263.57
 VP International Fund -- Class I                82.91  142.59  195.85  318.55
 VP Ultra Fund -- Class I                        80.31  134.85  183.03  293.43
 VP Value Fund -- Class I                        80.01  133.95  181.54  290.49
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            90.25  164.29  231.41  386.23
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio -- Initial Shares                    79.21  131.55  177.55  282.59
 Dreyfus Variable Investment Fund -- Money
  Market Portfolio                               76.11  122.21  161.95  251.35
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         78.11  128.25  172.04  271.63
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                    82.91  142.59  195.85  318.55
 VT Income Fund of Boston                        83.11  143.18  196.83  320.45
 VT Worldwide Health Sciences Fund              107.89  215.03  312.31  529.32

                                                Without Optional Death Benefit
                                                  and Optional Enhanced Death
                                                        Benefit Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                        $78.91 $130.65 $176.05 $279.62
 Federated International Small Company Fund II   86.78  154.08  214.76  354.90
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  78.71  130.05  175.05  277.63
 VIP Growth Portfolio -- Service Class 2         79.61  132.75  179.55  286.55
Fidelity Variable Insurance Products Fund II
 ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        79.71  133.05  180.04  287.54
Fidelity Variable Insurance Products Fund III
 ("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                        78.71  130.05  175.05  277.63
 VIP III Mid Cap Portfolio -- Service Class 2    79.71  133.05  180.04  287.54
Franklin Templeton Variable Insurance Products
Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                80.61  135.74  184.52  296.37
 Mutual Shares Securities Fund -- Class 2
  Shares                                         80.71  136.04  185.01  297.34
 Templeton Foreign Securities Fund -- Class 2
  Shares                                         81.81  139.32  190.45  308.01
 Templeton Global Asset Allocation Fund --
   Class 2 Shares                                80.91  136.64  186.00  299.29
GE Investments Funds, Inc.
 Income Fund                                     75.81  121.30  160.43  248.27
 Mid-Cap Value Equity Fund                       77.11  125.23  167.01  261.54
 Money Market Fund                               74.50  117.35  153.80  234.80
 Premier Growth Equity Fund                      77.01  124.93  166.50  260.53
 S&P 500(R) Index Fund                           74.20  116.44  152.26  231.67
 Small-Cap Value Equity Fund                     79.41  132.15  178.55  284.58
 U.S. Equity Fund                                76.11  122.21  161.95  251.35
 Value Equity Fund                               78.21  128.55  172.55  272.63
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares   79.51  132.45  179.05  285.56
 Balanced Portfolio -- Service Shares            79.41  132.15  178.55  284.58
 Capital Appreciation Portfolio -- Service
  Shares                                         79.41  132.15  178.55  284.58
 Global Life Sciences Portfolio -- Service
  Shares                                         81.01  136.94  186.50  300.27
 Global Technology Portfolio -- Service Shares   79.81  133.35  180.54  288.52
 Growth Portfolio -- Service Shares              79.41  132.15  178.55  284.58
 International Growth Portfolio -- Service
  Shares                                         79.91  133.65  181.04  289.51
 Worldwide Growth Portfolio -- Service Shares    79.71  133.05  180.04  287.54
J.P. Morgan Series Trust II
 Bond Portfolio                                  77.81  127.34  170.54  268.61
 International Opportunities Portfolio           82.31  140.81  192.91  312.81
 Mid Cap Value Portfolio                         80.31  134.85  183.03  293.43
 Small Company Portfolio                         81.81  139.32  190.45  308.01
 U.S. Disciplined Equity Portfolio               78.81  130.35  175.55  278.62
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                          81.81  139.32  190.45  308.01
 MFS(R) Investors Trust Series -- Service Class
  Shares                                         81.71  139.02  189.95  307.04
 MFS(R) New Discovery Series -- Service Class
  Shares                                         83.30  143.77  197.81  322.35
 MFS(R) Strategic Income Series -- Service
  Class Shares                                   81.81  139.32  190.45  308.01
 MFS(R) Total Return Series -- Service Class
  Shares                                         81.61  138.72  189.46  306.08
 MFS(R) Utilities Series -- Service Class
  Shares                                         82.01  139.91  191.43  309.93
Oppenheimer Variable Account Funds
 Oppenhimer Capital Appreciation Fund/VA --
   Service Shares                                78.41  129.15  173.55  274.63
 Oppenheimer Global Securities Fund/VA --
   Service Shares                                78.81  130.35  175.55  278.62
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                      79.11  131.25  177.05  281.60
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares                                82.21  140.51  192.41  311.86
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                         79.31  131.85  178.05  283.59
 High Yield Portfolio (formerly, High Yield
  Bond Portfolio) --Administrative Class Shares  76.81  124.33  165.49  258.49

                                                Without Optional Death Benefit
                                                  and Optional Enhanced Death
                                                        Benefit Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
 Long-Term U.S. Government Portfolio (formerly,
  Long-Term U.S. Government Bond Portfolio) --
   Administrative Class Shares                  $77.81 $127.34 $170.54 $268.61
 Total Return Portfolio (formerly, Total Return
  Bond Portfolio) -- Administrative Class
  Shares                                         76.81  124.33  165.49  258.49
Rydex Variable Trust
 OTC Fund                                        84.80  148.21  205.11  336.45
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B  80.91  136.64  186.00  299.29
 SVS Dreman High Return Equity Portfolio --
   Class B Shares                                81.01  136.94  186.50  300.27
 SVS Dreman Small Cap Value Portfolio -- Class
  B Shares                                       80.71  136.04  185.01  297.34
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares           80.91  136.64  186.00  299.29
 Emerging Growth Portfolio -- Class II Shares    80.41  135.14  183.52  294.41
-------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

Example 2 reflects expenses without the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider, assumes you annuitize at the end of the applicable period or do not surrender* and assumes each Annuitant is age 70 or younger at issue.


                                      Without Optional Death Benefit and
                                    Optional Enhanced Death Benefit Riders
Subaccount Investing In:             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund --
   Series I Shares                     $28.41    $87.10     $148.40    $313.77
 AIM V.I. Blue Chip Fund -- Series
  I Shares                              28.91     88.59      150.85     318.55
 AIM V.I. Capital Appreciation
  Fund -- Series I Shares               24.81     76.35      130.55     278.62
 AIM V.I. Growth Fund -- Series I
  Shares                                25.11     77.25      132.05     281.60
 AIM V.I. Premier Equity Fund
  (formerly, AIM V.I. Value
  Fund) -- Series I Shares              24.81     76.35      130.55     278.62
Alliance Variable Products Series
 Fund, Inc.
 Growth and Income Portfolio --
   Class B                              25.51     78.45      134.05     285.56
 Premier Growth Portfolio -- Class
  B                                     29.20     89.48      152.32     321.40
 Quasar Portfolio -- Class B            28.31     86.81      147.91     312.81
American Century Variable
 Portfolios, Inc.
 VP Income & Growth Fund -- Class I     23.31     71.84      123.02     263.57
 VP International Fund -- Class I       28.91     88.59      150.85     318.55
 VP Ultra Fund -- Class I               26.31     80.85      138.03     293.43
 VP Value Fund -- Class I               26.01     79.95      136.54     290.49
Dreyfus
 Dreyfus Investment Portfolios --
   Emerging Markets Portfolio --
   Initial Shares                       36.25    110.29      186.41     386.23
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio --
   Initial Shares                       25.21     77.55      132.55     282.59
 Dreyfus Variable Investment
  Fund -- Money Market Portfolio        22.11     68.21      116.95     251.35
 The Dreyfus Socially Responsible
  Growth Fund, Inc.  -- Initial
  Shares                                24.11     74.25      127.04     271.63
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund           28.91     88.59      150.85     318.55
 VT Income Fund of Boston               29.11     89.18      151.83     320.45
 VT Worldwide Health Sciences Fund      53.89    161.03      267.31     529.32
Federated Insurance Series
 Federated High Income Bond Fund
  II -- Service Shares                  24.91     76.65      131.05     279.62
 Federated International Small
  Company Fund II                       32.78    100.08      169.76     354.90

                                           Without Optional Death Benefit and
                                         Optional Enhanced Death Benefit Riders
Subaccount Investing In:                  1 Year    3 Years    5 Years    10 Years
-----------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                   $24.71    $76.05     $130.05    $277.63
 VIP Growth Portfolio -- Service Class 2     25.61     78.75      134.55     286.55
Fidelity Variable Insurance Products
 Fund II ("VIP II")
 VIP II Contrafund(R) Portfolio --
   Service Class 2                           25.71     79.05      135.04     287.54
Fidelity Variable Insurance Products
 Fund III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                           24.71     76.05      130.05     277.63
 VIP III Mid Cap Portfolio -- Service
  Class 2                                    25.71     79.05      135.04     287.54
Franklin Templeton Variable Insurance
 Products Trust
 Franklin Large Cap Growth Securities
  Fund -- Class 2 Shares                     26.61     81.74      139.52     296.37
 Mutual Shares Securities Fund -- Class
  2 Shares                                   26.71     82.04      140.01     297.34
 Templeton Foreign Securities Fund --
   Class 2 Shares                            27.81     85.32      145.45     308.01
 Templeton Global Asset Allocation
  Fund -- Class 2 Shares                     26.91     82.64      141.00     299.29
GE Investments Funds, Inc.
 Income Fund                                 21.81     67.30      115.43     248.27
 Mid-Cap Value Equity Fund                   23.11     71.23      122.01     261.54
 Money Market Fund                           20.50     63.35      108.80     234.80
 Premier Growth Equity Fund                  23.01     70.93      121.50     260.53
 S&P 500(R) Index Fund                       20.20     62.44      107.26     231.67
 Small-Cap Value Equity Fund                 25.41     78.15      133.55     284.58
 U.S. Equity Fund                            22.11     68.21      116.95     251.35
 Value Equity Fund                           24.21     74.55      127.55     272.63
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                     25.51     78.45      134.05     285.56
 Balanced Portfolio -- Service Shares        25.41     78.15      133.55     284.58
 Capital Appreciation Portfolio --
   Service Shares                            25.41     78.15      133.55     284.58
 Global Life Sciences Portfolio --
   Service Shares                            27.01     82.94      141.50     300.27
 Global Technology Portfolio -- Service
  Shares                                     25.81     79.35      135.54     288.52
 Growth Portfolio -- Service Shares          25.41     78.15      133.55     284.58
 International Growth Portfolio --
   Service Shares                            25.91     79.65      136.04     289.51
 Worldwide Growth Portfolio -- Service
  Shares                                     25.71     79.05      135.04     287.54
J.P. Morgan Series Trust II
 Bond Portfolio                              23.81     73.34      125.54     268.61
 International Opportunities Portfolio       28.31     86.81      147.91     312.81
 Mid Cap Value Portfolio                     26.31     80.85      138.03     293.43
 Small Company Portfolio                     27.81     85.32      145.45     308.01
 U.S. Disciplined Equity Portfolio           24.81     76.35      130.55     278.62
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                      27.81     85.32      145.45     308.01
 MFS(R) Investors Trust Series --
   Service Class Shares                      27.71     85.02      144.95     307.04
 MFS(R) New Discovery Series -- Service
  Class Shares                               29.30     89.77      152.81     322.35
 MFS(R) Strategic Income Series --
   Service Class Shares                      27.81     85.32      145.45     308.01
 MFS(R) Total Return Series -- Service
  Class Shares                               27.61     84.72      144.46     306.08
 MFS(R) Utilities Series -- Service
  Class Shares                               28.01     85.91      146.43     309.93
Oppenheimer Variable Account Funds
 Oppenhimer Capital Appreciation
  Fund/VA -- Service Shares                  24.41     75.15      128.55     274.63
 Oppenheimer Global Securities
  Fund/VA -- Service Shares                  24.81     76.35      130.55     278.62
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                  25.11     77.25      132.05     281.60
 Oppenheimer Main Street Small Cap
  Fund/VA --  Service Shares                 28.21     86.51      147.41     311.86
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio --
   Administrative Class Shares               25.31     77.85      133.05     283.59
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) --Administrative
  Class Shares                               22.81     70.33      120.49     258.49
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government
  Bond Portfolio) -- Administrative
  Class Shares                               23.81     73.34      125.54     268.61
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) --
   Administrative Class Shares               22.81     70.33      120.49     258.49

                                      Without Optional Death Benefit and
                                    Optional Enhanced Death Benefit Riders
Subaccount Investing In:             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------
Rydex Variable Trust
 OTC Fund                              $30.80    $94.21     $160.11    $336.45
Scudder Variable Series II
 Scudder Technology Growth
  Portfolio -- Class B                  26.91     82.64      141.00     299.29
 SVS Dreman High Return Equity
  Portfolio -- Class B Shares           27.01     82.94      141.50     300.27
 SVS Dreman Small Cap Value
  Portfolio -- Class B Shares           26.71     82.04      140.01     297.34
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II
  Shares                                26.91     82.64      141.00     299.29
 Emerging Growth Portfolio -- Class
  II Shares                             26.41     81.14      138.52     294.41
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

Example 3 reflects expenses with the Optional Death Benefit and the Optional Enhanced Death Benefit Riders, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is age 70 or younger at issue.


                                                With Optional Death Benefit and
                                                Optional Enhanced Death Benefit
                                                            Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                        $84.90 $155.41 $219.18 $366.45
 AIM V.I. Blue Chip Fund -- Series I Shares      85.39  156.87  221.57  370.96
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                         81.31  144.79  201.77  333.27
 AIM V.I. Growth Fund -- Series I Shares         81.61  145.68  203.23  336.09
 AIM V.I. Premier Equity Fund (formerly, AIM
  V.I. Value Fund) --Series I Shares             81.31  144.79  201.77  333.27
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B          82.01  146.86  205.18  339.83
 Premier Growth Portfolio -- Class B             85.69  157.75  223.01  373.65
 Quasar Portfolio -- Class B                     84.80  155.11  218.70  365.55
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I              79.81  140.33  194.41  319.06
 VP International Fund -- Class I                85.39  156.87  221.57  370.96
 VP Ultra Fund -- Class I                        82.81  149.23  209.06  347.26
 VP Value Fund -- Class I                        82.51  148.34  207.61  344.48
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            92.72  178.30  256.26  434.80
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio -- Initial Shares                    81.71  145.97  203.72  337.03
 Dreyfus Variable Investment Fund -- Money
  Market Portfolio                               78.61  136.75  188.49  307.52
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         80.61  142.71  198.34  326.67
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                    85.39  156.87  221.57  370.96
 VT Income Fund of Boston                        85.59  157.46  222.53  372.75
 VT Worldwide Health Sciences Fund              110.32  228.41  335.16  569.57
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         81.41  145.08  202.25  334.21
 Federated International Small Company Fund II   89.26  168.23  240.02  405.26
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  81.21  144.49  201.28  332.33
 VIP Growth Portfolio -- Service Class 2         82.11  147.16  205.66  340.76
Fidelity Variable Insurance Products Fund II
 ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        82.21  147.45  206.15  341.69

                                                     With Optional Death Benefit and
                                                     Optional Enhanced Death Benefit
                                                                 Riders
Subaccount Investing In:                             1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund III ("VIP
 III")
 VIP III Growth & Income Portfolio -- Service Class
  2                                                  $81.21 $144.49 $201.28 $332.33
 VIP III Mid Cap Portfolio -- Service Class 2         82.21  147.45  206.15  341.69
Franklin Templeton Variable Insurance Products
 Trust
 Franklin Large Cap Growth Securities Fund -- Class
  2 Shares                                            83.11  150.11  210.51  350.03
 Mutual Shares Securities Fund -- Class 2 Shares      83.20  150.41  211.00  350.95
 Templeton Foreign Securities Fund -- Class 2
  Shares                                              84.30  153.65  216.30  361.01
 Templeton Global Asset Allocation Fund -- Class 2
  Shares                                              83.40  151.00  211.96  352.79
GE Investments Funds, Inc.
 Income Fund                                          78.31  135.85  187.00  304.61
 Mid-Cap Value Equity Fund                            79.61  139.73  193.43  317.15
 Money Market Fund                                    77.01  131.95  180.54  291.90
 Premier Growth Equity Fund                           79.51  139.43  192.94  316.19
 S&P 500(R) Index Fund                                76.71  131.05  179.04  288.94
 Small-Cap Value Equity Fund                          81.91  146.57  204.69  338.90
 U.S. Equity Fund                                     78.61  136.75  188.49  307.52
 Value Equity Fund                                    80.71  143.01  198.83  327.62
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares        82.01  146.86  205.18  339.83
 Balanced Portfolio -- Service Shares                 81.91  146.57  204.69  338.90
 Capital Appreciation Portfolio -- Service Shares     81.91  146.57  204.69  338.90
 Global Life Sciences Portfolio -- Service Shares     83.50  151.29  212.45  353.70
 Global Technology Portfolio -- Service Shares        82.31  147.75  206.64  342.62
 Growth Portfolio -- Service Shares                   81.91  146.57  204.69  338.90
 International Growth Portfolio -- Service Shares     82.41  148.05  207.12  343.55
 Worldwide Growth Portfolio -- Service Shares         82.21  147.45  206.15  341.69
J.P. Morgan Series Trust II
 Bond Portfolio                                       80.31  141.82  196.87  323.83
 International Opportunities Portfolio                84.80  155.11  218.70  365.55
 Mid Cap Value Portfolio                              82.81  149.23  209.06  347.26
 Small Company Portfolio                              84.30  153.65  216.30  361.01
 U.S. Disciplined Equity Portfolio                    81.31  144.79  201.77  333.27
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service
  Class Shares                                        84.30  153.65  216.30  361.01
 MFS(R) Investors Trust Series -- Service Class
  Shares                                              84.20  153.35  215.82  360.10
 MFS(R) New Discovery Series -- Service Class
  Shares                                              85.79  158.04  223.48  374.54
 MFS(R) Strategic Income Series -- Service Class
  Shares                                              84.30  153.65  216.30  361.01
 MFS(R) Total Return Series -- Service Class Shares   84.10  153.06  215.34  359.19
 MFS(R) Utilities Series -- Service Class Shares      84.50  154.23  217.26  362.83
Oppenheimer Variable Account Funds
 Oppenhimer Capital Appreciation Fund/VA -- Service
  Shares                                              80.91  143.60  199.81  329.51
 Oppenheimer Global Securities Fund/VA -- Service
  Shares                                              81.31  144.79  201.77  333.27
 Oppenheimer Main Street Growth & Income Fund/VA --
   Service Shares                                     81.61  145.68  203.23  336.09
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares                                     84.70  154.82  218.22  364.64
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                              81.81  146.27  204.20  337.96
 High Yield Portfolio (formerly, High Yield Bond
  Portfolio) --Administrative Class Shares            80.31  141.82  196.87  323.83
 Long-Term U.S. Government Portfolio (formerly,
  Long-Term U.S. Government Bond Portfolio) --
   Administrative Class Shares                        79.31  138.84  191.95  314.27
 Total Return Portfolio (formerly, Total Return
  Bond Portfolio) -- Administrative Class Shares      79.31  138.84  191.95  314.27
Rydex Variable Trust
 OTC Fund                                             87.28  162.42  230.61  387.85

                                             With Optional Death Benefit and
                                         Optional Enhanced Death Benefit Riders
Subaccount Investing In:                  1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
Scudder Variable Series II
 Scudder Technology Growth Portfolio --
   Class B Shares                          $83.40   $151.00   $211.96   $352.79
 SVS Dreman High Return Equity
  Portfolio -- Class B Shares               83.50    151.29    212.45    353.70
 SVS Dreman Small Cap Value Portfolio --
   Class B Shares                           83.20    150.41    211.00    350.95
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares      83.40    151.00    211.96    352.79
 Emerging Growth Portfolio -- Class II
  Shares                                    82.91    149.52    209.55    348.18
-------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

Example 4 reflects expenses with the Optional Death Benefit and the Optional Enhanced Death Benefit Riders, assumes you annuitize at the end of the applicable period, or you do not surrender,* and assumes each Annuitant is age 70 or younger at issue.


                                                With Optional Death Benefit and
                                                Optional Enhanced Death Benefit
                                                            Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                        $30.90 $101.41 $174.18 $366.45
 AIM V.I. Blue Chip Fund -- Series I Shares      31.39  102.87  176.57  370.96
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                         27.31   90.79  156.77  333.27
 AIM V.I. Growth Fund -- Series I Shares         27.61   91.68  158.23  336.09
 AIM V.I. Premier Equity Fund (formerly, AIM
  V.I. Value Fund) -- Series I Shares            27.31   90.79  156.77  333.27
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B          28.01   92.86  160.18  339.83
 Premier Growth Portfolio -- Class B             31.69  103.75  178.01  373.65
 Quasar Portfolio -- Class B                     30.80  101.11  173.70  365.55
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I              25.81   86.33  149.41  319.06
 VP International Fund -- Class I                31.39  102.87  176.57  370.96
 VP Ultra Fund -- Class I                        28.81   95.23  164.06  347.26
 VP Value Fund -- Class I                        28.51   94.34  162.61  344.48
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Protfolio -- Initial Shares            38.72  124.30  211.26  434.80
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio -- Initial Shares                    27.71   91.97  158.72  337.03
 Dreyfus Variable Investment Fund -- Money
  Market Portfolio                               24.61   82.75  143.49  307.52
 The Dreyfus Socially Responsible Growth Fund,
  Inc.  -- Initial Shares                        26.61   88.71  153.34  326.67
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                    31.39  102.87  176.57  370.96
 VT Income Fund of Boston                        31.59  103.46  177.53  372.75
 VT Worldwide Health Sciences Fund               56.32  174.41  290.16  569.57
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         27.41   91.08  157.25  334.21
 Federated International Small Company Fund II   35.26  114.23  195.02  405.26
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  27.21   90.49  156.28  332.33
 VIP Growth Portfolio -- Service Class 2         28.11   93.16  160.66  340.76
Fidelity Variable Insurance Products Fund II
 ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        28.21   93.45  161.15  341.69
Fidelity Variable Insurance Products Fund III
 ("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                        27.21   90.49  156.28  332.33
 VIP III Mid Cap Portfolio -- Service Class 2    28.21   93.45  161.15  341.69
Franklin Templeton Investments
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                29.11   96.11  165.51  350.03
 Mutual Shares Securities Fund -- Class 2
  Shares                                         29.20   96.41  166.00  350.95
 Templeton Foreign Securities Fund -- Class 2
  Shares                                         30.30   99.65  171.30  361.01
 Templeton Global Asset Allocation Fund --
   Class 2 Shares                                29.40   97.00  166.96  352.79

                                            With Optional Death Benefit and
                                        Optional Enhanced Death Benefit Riders
Subaccount Investing In:                 1 Year   3 Years   5 Years   10 Years
------------------------------------------------------------------------------
GE Investments Funds, Inc.
 Income Fund                              $24.31 $   81.85   $142.00   $304.61
 Mid-Cap Value Equity Fund                 25.61     85.73    148.43    317.15
 Money Market Fund                         23.01     77.95    135.54    291.90
 Premier Growth Equity Fund                25.51     85.43    147.94    316.19
 S&P 500(R) Index Fund                     22.71     77.05    134.04    288.94
 Small-Cap Value Equity Fund               27.91     92.57    159.69    338.90
 U.S. Equity Fund                          24.61     82.75    143.49    307.52
 Value Equity Fund                         26.71     89.01    153.83    327.62
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                   28.01     92.86    160.18    339.83
 Balanced Portfolio -- Service Shares      27.91     92.57    159.69    338.90
 Capital Appreciation Portfolio --
   Service Shares                          27.91     92.57    159.69    338.90
 Global Life Sciences Portfolio --
   Service Shares                          29.50     97.29    167.45    353.70
 Global Technology Portfolio -- Service
  Shares                                   28.31     93.75    161.64    342.62
 Growth Portfolio -- Service Shares        27.91     92.57    159.69    338.90
 International Growth Portfolio --
   Service shares                          28.41     94.05    162.12    343.55
 Worldwide Growth Portfolio -- Service
  Shares                                   28.21     93.45    161.15    341.69
J.P. Morgan Series Trust II
 Bond Portfolio                            26.31     87.82    151.87    323.83
 International Opportunities Portfolio     30.80    101.11    173.70    365.55
 Mid Cap Value Portfolio                   28.81     95.23    164.06    347.26
 Small Company Portfolio                   30.30     99.65    171.30    361.01
 U.S. Disciplined Equity Portfolio         27.31     90.79    156.77    333.27
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
  Series -- Service Class Shares           30.30     99.65    171.30    361.01
 MFS(R) Investors Trust Series --
   Service Class Shares                    30.20     99.35    170.82    360.10
 MFS(R) New Discovery Series -- Service
  Class Shares                             31.79    104.04    178.48    374.54
 MFS(R) Strategic Income Series --
   Service Class Shares                    30.30     99.65    171.30    361.01
 MFS(R) Total Return Series -- Service
  Class Shares                             30.10     99.06    170.34    359.19
 MFS(R) Utilities Series -- Service
  Class Shares                             30.50    100.23    172.26    362.83
Oppenheimer Variable Account Funds
 Oppenhimer Capital Appreciation
  Fund/VA -- Service Shares                26.91     89.60    154.81    329.51
 Oppenheimer Global Securities
  Fund/VA -- Service Shares                27.31     90.79    156.77    333.27
 Oppenheimer Main Street Growth &
  Income Fund/VA -- Service Shares         27.61     91.68    158.23    336.09
 Oppenheimer Main Street Small Cap
  Fund/VA -- Service Shares                30.70    100.82    173.22    364.64
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio --
   Administrative Class Shares             27.81     92.27    159.20    337.96
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) --
  Administrative Class Shares              26.31     87.82    151.87    323.83
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government
  Bond Portfolio) -- Administrative
  Class Shares                             25.31     84.84    146.95    314.27
 Total Return Portfolio (formerly,
  Total Return Bond Portfolio) --
  Administrative Class Shares              25.31     84.84    146.95    314.27
Rydex Variable Trust
 OTC Fund                                  33.28    108.42    185.61    387.85
Scudder Variable Series II
 Scudder Technology Growth Portfolio --
   Class B Shares                          29.40     97.00    166.96    352.79
 SVS Dreman High Return Equity
  Portfolio -- Class B Shares              29.50     97.29    167.45    353.70
 SVS Dreman Small Cap Value
  Portfolio -- Class B Shares              29.20     96.41    166.00    350.95
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares     29.40     97.00    166.96    352.79
 Emerging Growth Portfolio -- Class II
  Shares                                   28.91     95.52    164.55    348.18
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

Example 5 reflects expenses without the Optional Death Benefit and Optional Enhanced Death Benefit Riders, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is over age 70 at issue.


                                                 Without Optional Death Benefit
                                                  and Optional Enhanced Death
                                                         Benefit Riders
Subaccount Investing In:                        1 Year  3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                        $ 84.40 $147.03 $203.17 $332.71
 AIM V.I. Blue Chip Fund -- Series I Shares       84.90  148.50  205.60  337.39
 AIM V.I. Capital Appreciation Fund -- Series
  I Shares                                        80.81  136.34  185.51  298.32
 AIM V.I. Growth Fund -- Series I Shares          81.11  137.23  186.99  301.24
 AIM V.I. Premier Equity Fund (formerly, AIM
  V.I. Value Fund) -- Series I Shares             80.81  136.34  185.51  298.32
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B           81.51  138.43  188.97  305.11
 Premier Growth Portfolio -- Class B              85.20  149.38  207.05  340.18
 Quasar Portfolio -- Class B                      84.30  146.73  202.68  331.78
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I               79.31  131.85  178.05  283.59
 VP International Fund -- Class I                 84.90  148.50  205.60  337.39
 VP Ultra Fund -- Class I                         82.31  140.81  192.91  312.81
 VP Value Fund -- Class I                         82.01  139.91  191.43  309.93
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares             92.23  170.07  240.78  403.60
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio -- Initial Shares                     81.21  137.53  187.49  302.21
 Dreyfus Variable Investment Fund -- Money
  Market Portfolio                                78.11  128.25  172.04  271.63
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                          80.11  134.25  182.03  291.47
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                     84.90  148.50  205.60  337.39
 VT Income Fund of Boston                         85.10  149.09  206.56  339.25
 VT Worldwide Health Sciences Fund               109.83  220.49  320.83  543.48
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                          80.91  136.64  186.00  299.29
 Federated International Small Company Fund II    88.77  159.93  224.31  372.95
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service Class
  2                                               80.71  136.04  185.01  297.34
 VIP Growth Portfolio -- Service Class 2          81.61  138.72  189.46  306.08
Fidelity Variable Insurance Products Fund II
 ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                         81.71  139.02  189.95  307.04
Fidelity Variable Insurance Products Fund III
 ("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                         80.71  136.04  185.01  297.34
 VIP III Mid Cap Portfolio -- Service Class 2     81.71  139.02  189.95  307.04
Franklin Templeton Variable Insurance Products
 Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                 82.61  141.70  194.38  315.68
 Mutual Shares Securities Fund -- Class 2
  Shares                                          82.71  141.99  194.87  316.64
 Templeton Foreign Securities Fund -- Class 2
  Shares                                          83.80  145.25  200.25  327.07
 Templeton Global Asset Allocation Fund --
   Class 2 Shares                                 82.91  142.59  195.85  318.55
GE Investments Funds, Inc.
 Income Fund                                      77.81  127.34  170.54  268.61
 Mid-Cap Value Equity Fund                        79.11  131.25  177.05  281.60
 Money Market Fund                                76.51  123.42  163.98  255.44
 Premier Growth Equity Fund                       79.01  130.95  176.55  280.61
 S&P 500(R) Index Fund                            76.21  122.51  162.46  252.37
 Small-Cap Value Equity Fund                      81.41  138.13  188.47  304.15
 U.S. Equity Fund                                 78.11  128.25  172.04  271.63
 Value Equity Fund                                80.21  134.55  182.53  292.45

                                                Without Optional Death Benefit
                                                  and Optional Enhanced Death
                                                        Benefit Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares  $81.51 $138.43 $188.97 $305.11
 Balanced Portfolio -- Service Shares            81.41  138.13  188.47  304.15
 Capital Appreciation Portfolio -- Service
  Shares                                         81.41  138.13  188.47  304.15
 Global Life Sciences Portfolio -- Service
  Shares                                         83.01  142.88  196.34  319.50
 Global Technology Portfolio -- Service Shares   81.81  139.32  190.45  308.01
 Growth Portfolio -- Service Shares              81.41  138.13  188.47  304.15
 International Growth Portfolio -- Service
  Shares                                         81.91  139.62  190.94  308.97
 Worldwide Growth Portfolio -- Service Shares    81.71  139.02  189.95  307.04
J.P. Morgan Series Trust II
 Bond Portfolio                                  79.81  133.35  180.54  288.52
 International Opportunities Portfolio           84.30  146.73  202.68  331.78
 Mid Cap Value Portfolio                         82.31  140.81  192.91  312.81
 Small Company Portfolio                         83.80  145.25  200.25  327.07
 U.S. Disciplined Equity Portfolio               80.81  136.34  185.51  298.32
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                          83.80  145.25  200.25  327.07
 MFS(R) Investors Trust Series -- Service Class
  Shares                                         83.70  144.96  199.76  326.13
 MFS(R) New Discovery Series -- Service Class
  Shares                                         85.29  149.68  207.53  341.10
 MFS(R) Strategic Income Series -- Service
  Class Shares                                   83.80  145.25  200.25  327.07
 MFS(R) Total Return Series -- Service Class
  Shares                                         83.60  144.66  199.27  325.19
 MFS(R) Utilities Series -- Service Class
  Shares                                         84.00  145.84  201.22  328.96
Oppenheimer Variable Account Funds
 Oppenhimer Capital Appreciation Fund/VA --
   Service Shares                                80.41  135.14  183.52  294.41
 Oppenheimer Global Securities Fund/VA --
   Service Shares                                80.81  136.34  185.51  298.32
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                      81.11  137.23  186.99  301.24
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares                                84.20  146.43  202.20  330.84
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                         81.31  137.83  187.98  303.18
 High Yield Portfolio (formerly, High Yield
  Bond Portfolio) --  Administrative Class
  Shares                                         78.81  130.35  175.55  278.62
 Long-Term U.S. Government Portfolio (formerly,
  Long-Term U.S. Government Bond Portfolio) --
   Administrative Class Shares                   79.81  133.35  180.54  288.52
 Total Return Portfolio (formerly, Total Return
  Bond Portfolio) -- Administrative Class
  Shares                                         78.81  130.35  175.55  278.62
Rydex Variable Trust
 OTC Fund                                        86.78  154.08  214.76  354.90
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B
  Shares                                         82.91  142.59  195.85  318.55
 SVS Dreman High Return Equity Portfolio --
   Class B Shares                                83.01  142.88  196.34  319.50
 SVS Dreman Small Cap Value Portfolio -- Class
  B Shares                                       82.71  141.99  194.87  316.64
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares           82.91  142.59  195.85  318.55
 Emerging Growth Portfolio -- Class II Shares    82.41  141.10  193.40  313.77
-------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

Example 6 reflect expenses without the Optional Death Benefit and the Optional Enhanced Death Benefit Riders, assumes you annuitize at the end of the applicable period, or do not surrender*, and assumes either Annuitant is over age 70 at issue.


                                                Without Optional Death Benefit
                                                  and Optional Enhanced Death
                                                        Benefit Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                        $30.40 $ 93.03 $158.17 $332.71
 AIM V.I. Blue Chip Fund -- Series I Shares      30.90   94.50  160.60  337.39
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                         26.81   82.34  140.51  298.32
 AIM V.I. Growth Fund -- Series I Shares         27.11   83.23  141.99  301.24
 AIM V.I. Premier Equity Fund (formerly, AIM
  V.I. Value Fund) -- Series I Shares            26.81   82.34  140.51  298.32
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B          27.51   84.43  143.97  305.11
 Premier Growth Portfolio -- Class B             31.20   95.38  162.05  340.18
 Quasar Portfolio -- Class B                     30.30   92.73  157.68  331.78
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I              25.31   77.85  133.05  285.59
 VP International Fund -- Class I                30.90   94.50  160.60  337.39
 VP Ultra Fund -- Class I                        28.31   86.81  147.91  312.81
 VP Value Fund -- Class I                        28.01   85.91  146.43  309.93
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            38.23  116.07  195.78  403.60
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio -- Initial Shares                    27.21   83.53  142.49  302.21
 Dreyfus Variable Investment Fund -- Money
  Market Portfolio                               24.11   74.25  127.04  271.63
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         26.11   80.25  137.03  291.47
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                    30.90   94.50  160.60  337.39
 VT Income Fund of Boston                        31.10   95.09  161.56  339.25
 VT Worldwide Health Sciences Fund               55.83  166.49  275.83  543.48
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         26.91   82.64  141.00  299.29
 Federated International Small Company Fund II   34.77  105.93  179.31  372.95
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  26.71   82.04  140.01  297.34
 VIP Growth Portfolio -- Service Class 2         27.61   84.72  144.46  306.08
Fidelity Variable Insurance Products Fund II
 ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        27.71   85.02  144.95  307.04
Fidelity Variable Insurance Products Fund III
 ("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                        26.71   82.04  140.01  297.34
 VIP III Mid Cap Portfolio -- Service Class 2    27.71   85.02  144.95  307.04
Franklin Templeton Variable Insurance Products
 Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                28.61   87.70  149.38  315.68
 Mutual Shares Securities Fund -- Class 2
  Shares                                         28.71   87.99  149.87  316.64
 Templeton Foreign Securities Fund -- Class 2
  Shares                                         29.80   91.25  155.25  327.07
 Templeton Global Asset Allocation Fund --
   Class 2 Shares                                28.91   88.59  150.85  318.55
GE Investments Funds, Inc.
 Income Fund                                     23.81   73.34  125.54  268.61
 Mid-Cap Value Equity Fund                       25.11   77.25  132.05  281.60
 Money Market Fund                               22.51   69.42  118.98  255.44
 Premier Growth Equity Fund                      25.01   76.95  131.55  280.61
 S&P 500(R) Index Fund                           22.21   68.51  117.46  252.37
 Small-Cap Value Equity Fund                     27.41   84.13  143.47  304.15
 U.S. Equity Fund                                24.11   74.25  127.04  271.63
 Value Equity Fund                               26.21   80.55  137.53  292.45
Janus Aspen Series
 Aggressive Growth Portfolio  -- Service Shares  27.51   84.43  143.97  305.11
 Balanced Portfolio -- Service Shares            27.41   84.13  143.47  304.15

                                                Without Optional Death Benefit
                                                  and Optional Enhanced Death
                                                        Benefit Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
 Capital Appreciation Portfolio -- Service
  Shares                                        $27.41 $ 84.13 $143.47 $304.15
 Global Life Sciences Portfolio -- Service
  Shares                                         29.01   88.88  151.34  319.50
 Global Technology Portfolio -- Service Shares   27.81   85.32  145.45  308.01
 Growth Portfolio -- Service Shares              27.41   84.13  143.47  304.15
 International Growth Portfolio -- Service
  Shares                                         27.91   85.62  145.94  308.97
 Worldwide Growth Portfolio -- Service Shares    27.71   85.02  144.95  307.04
J.P. Morgan Series Trust II
 Bond Portfolio                                  25.81   79.35  135.54  288.52
 International Opportunities Portfolio           30.30   92.73  157.68  331.78
 Mid Cap Value Portfolio                         28.31   86.81  147.91  312.81
 Small Company Portfolio                         29.80   91.25  155.25  327.07
 U.S. Disciplined Equity Portfolio               26.81   82.34  140.51  298.32
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                          29.80   91.25  155.25  327.07
 MFS(R) Investors Trust Series -- Service Class
  Shares                                         29.70   90.96  154.76  326.13
 MFS(R) New Discovery Series -- Service Class
  Shares                                         31.29   95.68  162.53  341.10
 MFS(R) Strategic Income Series -- Service
  Class Shares                                   29.80   91.25  155.25  327.07
 MFS(R) Total Return Series -- Service Class
  Shares                                         29.60   90.66  154.27  325.19
 MFS(R) Utilities Series -- Service Class
  Shares                                         30.00   91.84  156.22  328.96
Oppenheimer Variable Account Funds
 Oppenhimer Capital Appreciation Fund/VA --
   Service Shares                                26.41   81.14  138.52  294.41
 Oppenheimer Global Securities Fund/VA --
   Service Shares                                26.81   82.34  140.51  298.32
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                      27.11   83.23  141.99  301.24
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares                                30.20   92.43  157.20  330.84
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                         27.31   83.83  142.98  303.18
 High Yield Portfolio (formerly, High Yield
  Bond Portfolio) -- Administrative Class
  Shares                                         25.81   79.35  135.54  288.52
 Long-Term U.S. Government Portfolio (formerly,
  Long-Term U.S. Government Bond Portfolio) --
   Administrative Class Shares                   24.81   76.35  130.55  278.62
 Total Return Portfolio (formerly, Total Return
  Bond Portfolio) -- Administrative Class
  Shares                                         24.81   76.35  130.55  278.62
Rydex Variable Trust
 OTC Fund                                        32.78  100.08  169.76  354.90
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B
  Shares                                         28.91   88.59  150.85  318.55
 SVS Dreman High Return Equity Portfolio --
   Class B Shares                                29.01   88.88  151.34  319.50
 SVS Dreman Small Cap Value Portfolio -- Class
  B Shares                                       28.71   87.99  149.87  316.64
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares           28.91   88.59  150.85  318.55
 Emerging Growth Portfolio -- Class II Shares    28.41   87.10  148.40  313.77
-------------------------------------------------------------------------------


 * surrender includes annuitization over a period of less than 5 years

Example 7 reflects expenses with the Optional Death Benefit and Optional Enhanaced Death Benefit Riders, assumes you surrender* your contract at the end of the applicable period and assumes either Annuitant is over age 70 at issue.


                                                With Optional Death Benefit and
                                                Optional Enhanced Death Benefit
                                                            Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                        $86.88 $161.26 $228.71 $384.32
 AIM V.I. Blue Chip Fund -- Series I Shares      87.38  162.71  231.08  388.73
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                         83.30  150.70  211.48  351.87

                                                With Optional Death Benefit and
                                                Optional Enhanced Death Benefit
                                                             Riders
Subaccount Investing In:                        1 Year  3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
 AIM V.I. Growth Fund -- Series I Shares        $ 83.60 $151.59 $212.93 $354.62
 AIM V.I. Premier Equity Fund (formerly, AIM
  V.I. Value Fund) -- Series I Shares             83.30  150.70  211.48  351.87
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B           84.00  152.76  214.86  358.28
 Premier Growth Portfolio -- Class B              87.68  163.59  232.50  391.36
 Quasar Portfolio -- Class B                      86.78  160.97  228.24  383.44
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I               81.81  146.27  204.20  337.96
 VP International Fund Class I                    87.38  162.71  231.08  388.73
 VP Ultra Fund -- Class I                         84.80  155.11  218.70  365.55
 VP Value Fund -- Class I                         84.50  154.23  217.26  362.83
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares             94.69  184.01  265.41  451.17
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio -- Initial Shares                     83.70  151.88  213.41  355.54
 Dreyfus Variable Investment Fund -- Money
  Market Portfolio                                80.61  142.71  198.34  326.67
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                          82.61  148.64  208.09  345.41
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                     87.38  162.71  231.08  388.73
 VT Income Fund of Boston                         87.58  163.30  232.03  390.49
 VT Worldwide Health Sciences Fund               112.25  233.81  343.47  582.89
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                          83.40  151.00  211.96  352.79
 Federated International Small Company Fund II    91.24  174.00  249.34  422.28
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service Class
  2                                               83.20  150.41  211.00  350.95
 VIP Growth Portfolio -- Service Class 2          84.10  153.06  215.34  359.19
Fidelity Variable Insurance Products Fund II
 ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                         84.20  153.35  215.82  360.10
Fidelity Variable Insurance Products Fund III
 ("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                         83.20  150.41  211.00  350.95
 VIP III Mid Cap Portfolio -- Service Class 2     84.20  153.35  215.82  360.10
Franklin Templeton Variable Insurance Products
 Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                 85.10  155.99  220.14  368.26
 Mutual Shares Securities Fund -- Class 2
  Shares                                          85.20  156.29  220.62  369.16
 Templeton Foreign Securities Fund -- Class 2
  Shares                                          86.29  159.51  225.86  379.00
 Templeton Global Asset Allocation Fund --
   Class 2 Shares                                 85.39  156.87  221.57  370.96
GE Investments Funds, Inc.
 Income Fund                                      80.31  141.82  196.87  323.83
 Mid-Cap Value Equity Fund                        81.61  145.68  203.23  336.09
 Money Market Fund                                79.01  137.94  190.47  311.39
 Premier Growth Equity Fund                       81.51  145.38  202.74  335.15
 S&P 500(R) Index Fund                            78.71  137.05  188.99  308.49
 Small-Cap Value Equity Fund                      83.90  152.47  214.38  357.37
 U.S. Equity Fund                                 80.61  142.71  198.34  326.67
 Value Equity Fund                                82.71  148.93  208.58  346.33
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares    84.00  152.76  214.86  358.28
 Balanced Portfolio -- Service Shares             83.90  152.47  214.38  357.37
 Capital Appreciation Portfolio -- Service
  Shares                                          83.90  152.47  214.38  357.37
 Global Life Sciences Portfolio -- Service
  Shares                                          85.49  157.17  222.05  371.86
 Global Technology Portfolio -- Service Shares    84.30  153.65  216.30  361.01
 Growth Portfolio -- Service Shares               83.90  152.47  214.38  357.37
 International Growth Portfolio -- Service
  Shares                                          84.40  153.94  216.78  361.92
 Worldwide Growth Portfolio -- Service Shares     84.20  153.35  215.82  360.10
J.P. Morgan Series Trust II
 Bond Portfolio                                   82.31  147.75  206.64  342.62

                                                With Optional Death Benefit and
                                                Optional Enhanced Death Benefit
                                                            Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
 International Opportunities Portfolio          $86.78 $160.97 $228.24 $383.44
 Mid Cap Value Portfolio                         84.80  155.11  218.70  365.55
 Small Company Portfolio                         86.29  159.51  225.86  379.00
 U.S. Disciplined Equity Portfolio               83.30  150.70  211.48  351.87
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                          86.29  159.51  225.86  379.00
 MFS(R) Investors Trust Series -- Service Class
  Shares                                         86.19  159.21  225.39  378.11
 MFS(R) New Discovery Series -- Service Class
  Shares                                         87.78  163.88  232.97  392.24
 MFS(R) Strategic Income Series -- Service
  Class Shares                                   86.29  159.51  225.86  379.00
 MFS(R) Total Return Series -- Service Class
  Shares                                         86.09  158.92  224.91  377.22
 MFS(R) Utilities Series -- Service Class
  Shares                                         86.49  160.09  226.81  380.78
Oppenheimer Variable Account Funds
 Oppenhimer Capital Appreciation Fund/VA --
   Service Shares                                82.91  149.52  209.55  348.18
 Oppenheimer Global Securities Fund/VA --
   Service Shares                                83.30  150.70  211.48  351.87
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                      83.60  151.59  212.93  354.62
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares                                86.69  160.67  227.76  382.56
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                         83.80  152.18  213.89  356.45
 High Yield Portfolio -- (formerly, High Yield
  Bond Portfolio) Administrative Class Shares    82.31  147.75  206.64  342.62
 Long-Term U.S. Government Portfolio --
   (formerly, Long-Term U.S. Government Bond
  Portfolio) Administrative Class Shares         81.31  144.79  201.77  333.27
 Total Return Portfolio -- (formerly, Total
  Return Bond Portfolio) Administrative Class
  Shares                                         81.31  144.79  201.77  333.27
Rydex Variable Trust
 OTC Fund                                        89.26  168.23  240.02  405.26
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B
  Shares                                         85.39  156.87  221.57  370.96
 SVS Dreman High Return Equity Portfolio --
   Class B Shares                                85.49  157.17  222.05  371.86
 SVS Dreman Small Cap Value Portfolio -- Class
  B Shares                                       85.20  156.29  220.62  369.16
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares           85.39  156.87  221.57  370.96
 Emerging Growth Portfolio -- Class II Shares    84.90  155.41  219.18  366.45
-------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years
Example 8 reflects expenses with the Optional Death Benefit and the Optional
Enhanced Death Benefit, assumes you annuitize at the end of the applicable period, or do not surrender and assumes either Annuitant is over age 70 at issue.

                                                With Optional Death Benefit and
                                                Optional Enhanced Death Benefit
                                                            Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I
  Shares                                        $32.88 $107.26 $183.71 $384.32
 AIM V.I. Blue Chip Fund -- Series I Shares      33.38  108.71  186.08  388.73
 AIM V.I. Capital Appreciation Fund -- Series I
  Shares                                         29.30   96.70  166.48  351.87
 AIM V.I. Growth Fund -- Series I Shares         29.60   97.50  167.93  354.62
 AIM V.I. Premier Equity Fund (formerly, AIM
  V.I. Value Fund) -- Series I Shares            29.30   96.70  166.48  351.87
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B          30.00   98.76  169.86  358.28
 Premier Growth Portfolio -- Class B             33.68  109.59  187.50  391.36
 Quasar Portfolio -- Class B                     32.78  106.97  183.24  383.44

                                                With Optional Death Benefit and
                                                Optional Enhanced Death Benefit
                                                            Riders
Subaccount Investing In:                        1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I             $27.81 $ 92.27 $159.20 $337.96
 VP International Fund Class I                   33.38  108.71  186.08  388.73
 VP Ultra Fund -- Class I                        30.80  101.11  173.70  365.55
 VP Value Fund -- Class I                        30.50  100.23  172.26  362.83
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares            40.69  130.01  220.41  451.17
 Dreyfus Investment Portfolios -- MidCap Stock
  Portfolio -- Initial Shares                    29.70   97.88  168.41  355.54
 Dreyfus Variable Investment Fund -- Money
  Market Portfolio                               26.61   88.71  153.34  326.67
 The Dreyfus Socially Responsible Growth Fund,
  Inc. -- Initial Shares                         28.61   94.64  163.09  345.41
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund                    33.38  108.71  186.08  388.73
 VT Income Fund of Boston                        33.58  109.30  187.03  390.49
 VT Worldwide Health Sciences Fund               58.25  179.81  298.47  582.89
Federated Insurance Series
 Federated High Income Bond Fund II -- Service
  Shares                                         29.40   97.00  166.96  352.79
 Federated International Small Company Fund II   37.24  120.00  204.34  422.28
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service Class 2  29.20   96.41  166.00  350.95
 VIP Growth Portfolio -- Service Class 2         30.10   99.06  170.34  359.19
Fidelity Variable Insurance Products Fund II
 ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                        30.20   99.35  170.82  360.10
Fidelity Variable Insurance Products Fund III
 ("VIP III")
 VIP III Growth & Income Portfolio -- Service
  Class 2                                        29.20   96.41  166.00  350.95
 VIP III Mid Cap Portfolio -- Service Class 2    30.20   99.35  170.82  360.10
Franklin Templeton Investments
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                31.10  101.99  175.14  368.26
 Mutual Shares Securities Fund -- Class 2
  Shares                                         31.20  102.29  175.62  369.16
 Templeton Foreign Securities Fund -- Class 2
  Shares                                         32.29  105.51  180.86  379.00
 TempletonGlobal Asset Allocation Fund -- Class
  2 Shares                                       31.39  102.87  176.57  370.96
GE Investments Funds, Inc.
 Income Fund                                     26.31   87.82  151.87  323.83
 Mid-Cap Value Equity Fund                       27.61   91.68  158.23  336.09
 Money Market Fund                               25.01   83.94  145.47  311.39
 Premier Growth Equity Fund                      27.51   91.38  157.74  335.15
 S&P 500(R) Index Fund                           24.71   83.05  143.99  308.49
 Small-Cap Value Equity Fund                     29.90   98.47  169.38  357.37
 U.S. Equity Fund                                26.61   88.71  153.34  326.67
 Value Equity Fund                               28.71   94.93  163.58  346.33
Janus Aspen Series
 Aggressive Growth Portfolio -- Service Shares   30.00   98.76  169.86  358.28
 Balanced Portfolio -- Service Shares            29.90   98.47  169.38  357.37
 Capital Appreciation Portfolio -- Service
  Shares                                         29.90   98.47  169.38  357.37
 Global Life Sciences Portfolio -- Service
  Shares                                         31.49  103.17  177.05  371.86
 Growth Portfolio -- Service Shares              29.90   98.47  169.38  357.37
 Global Technology Portfolio -- Service Shares   30.30   99.65  171.30  361.01
 International Growth Portfolio -- Service
  Shares                                         30.40   99.94  171.78  361.92
 Worldwide Growth Portfolio -- Service Shares    30.20   99.35  170.82  360.10
J.P. Morgan Series Trust II
 Bond Portfolio                                  28.31   93.75  161.64  342.62
 International Opportunities Portfolio           32.78  106.97  183.24  383.44
 Mid Cap Value Portfolio                         30.80  101.11  173.70  365.55
 Small Company Portfolio                         32.29  105.51  180.86  379.00
 U.S. Disciplined Equity Portfolio               29.30   96.70  166.48  351.87

                                                    With Optional Death Benefit and
                                                    Optional Enhanced Death Benefit
                                                                Riders
Subaccount Investing In:                            1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service
  Class Shares                                      $32.29 $105.51 $180.86 $379.00
 MFS(R) Investors Trust Series -- Service Class
  Shares                                             32.19  105.21  180.39  378.11
 MFS(R) New Discovery Series -- Service Class
  Shares                                             33.78  109.88  187.97  392.24
 MFS(R) Strategic Income Series -- Service Class
  Shares                                             32.29  105.51  180.86  379.00
 MFS(R) Total Return Series -- Service Class Shares  32.09  104.92  179.91  377.22
 MFS(R) Utilities Series -- Service Class Shares     32.49  106.09  181.81  380.78
Oppenheimer Variable Account Funds
 Oppenhimer Capital Appreciation Fund/VA -- Service
  Shares                                             28.91   95.52  164.55  348.18
 Oppenheimer Global Securities Fund/VA -- Service
  Shares                                             29.30   96.70  166.48  351.87
 Oppenheimer Main Street Growth & Income Fund/VA --
   Service Shares                                    29.60   97.59  167.93  354.62
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares                                    32.69  106.67  182.76  382.56
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class
  Shares                                             29.80   98.18  168.89  356.45
 High Yield Portfolio -- (formerly, High Yield Bond
  Portfolio) Administrative Class Shares             28.31   93.75  161.64  342.62
 Long-Term U.S. Government Portfolio -- (formerly,
  Long-Term U.S. Government Bond Portfolio)
  Administrative Class Shares                        27.31   90.79  156.77  333.27
 Total Return Portfolio -- (formerly, Total Return
  Bond Portfolio) Administrative Class Shares        27.31   90.79  156.77  333.27
Rydex Variable Trust
 OTC Fund                                            35.36  114.23  195.02  405.26
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B
  Shares                                             31.39  102.87  176.57  370.96
 SVS Dreman High Return Equity Portfolio -- Class B
  Shares                                             31.49  103.17  177.05  371.86
 SVS Dreman Small Cap Value Portfolio -- Class B
  Shares                                             31.20  102.29  175.62  369.16
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares               31.39  102.87  176.57  370.96
 Emerging Growth Portfolio -- Class II Shares        30.90  101.41  174.18  366.45

--------------------------------------------------------------------------------
 * surrender includes annuitization over a period of less than 5 years

Synopsis

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on that Valuation Day. See "The Contract" provision in this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the portfolios of the Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. See "The Separate Account -- Subaccounts" provision in this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. See the

"Transfers Before the Annuity Commencement Date" provision in this prospectus. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this contract? Should you withdraw Contract Value before your purchase payments have been in your contract for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the contract. We may waive the surrender charge in certain circumstances. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. See the "Surrender Charge" provision in this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant was older than age 70 at issue) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% where either Annuitant is older than age 70 at issue). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is due. We also charge for the Optional Death Benefit and the Optional Enhanced Death Benefit. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

There are also expenses associated with the portfolios. These include management fees and other expenses associated with the daily operation of each portfolio as well as 12b-1 fees, if applicable. See the "Portfolio Annual Expenses" provision in this prospectus. These expenses are more fully described in the prospectus for each portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision in this prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are completely flexible. See "The Contract -- Purchase Payments" provision.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision in this prospectus.

What happens if an Annuitant dies before the Annuity Commencement Date?
Before the Annuity Commencement Date, if any Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole Owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision.

May I Transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers from the Guarantee Account to the Subaccounts or to the Guarantee Accounts from the Subaccounts may be subject to certain restrictions. See "The Contract --
 Transfers Before the Annuity Commencement Date," "Income Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions in this prospectus.


May I surrender the Contract or take partial withdrawals? Yes, subject to contract requirements and to restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision in this prospectus for more information.

When are my allocations effective? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the portfolios you choose.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of charges in the per share value of the portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant age 70 or younger at issue

                         Accumulation Accumulation  No. of   Accumulation Accumulation  No. of
                         Unit Values  Unit Values    Units   Unit Values  Unit Values   Units
                            as of        as of       as of      as of        as of      as of
Subaccounts                1/02/02      12/31/01   12/31/01    1/02/01      12/31/00   12/31/00
-----------------------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund --
   Series I Shares          $ 6.18       $ 6.17    1,178,042    $ 7.64       $ 8.17    182,931
 AIM V.I. Growth Fund --
   Series I Shares            4.90         4.90      860,251      6.88         7.52    155,022
 AIM V.I. Premier Equity
  Fund (formerly, AIM
  V.I. Value Fund) --
   Series I Shares            7.31         7.31    2,168,360      8.21         8.49    418,728
Alliance Variable
 Products Series Fund,
 Inc.
 Growth and Income
  Portfolio -- Class B       10.61        10.59    2,564,812     10.55        10.74    111,233
 Premier Growth
  Portfolio -- Class B        6.54         6.53    2,070,574      7.72         8.02    560,937
 Quasar Portfolio --
   Class B                    7.38         7.44      332,400      7.97         8.67     35,167
Dreyfus
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Portfolio --
   Initial Shares             7.47         7.45      150,127      7.22         7.32     16,280
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. -- Initial
  Shares                      6.62         6.57      675,418      8.28         8.61     19,494
Federated Insurance
 Series
 Federated High Income
  Bond Fund II --
   Service Shares             9.24         9.19      267,415      9.21         9.21     33,278
 Federated International
  Small Company Fund II       5.83         5.78      111,247      8.37         8.38      6,644
Fidelity Variable
Insurance Products Fund
("VIP")
 VIP Equity-Income
  Portfolio -- Service
  Class 2                    10.32        10.31    1,247,800     10.91        11.04    109,912
 VIP Growth Portfolio --
   Service Class 2            6.83         6.79    1,934,977      8.04         8.39    306,801
Fidelity Variable
Insurance Products Fund
II ("VIP II")
 VIP II Contrafund(R)
  Portfolio -- Service
  Class 2                     8.04         8.08    1,382,517      9.08         9.38    211,423
Fidelity Variable
Insurance Products Fund
III ("VIP III")
 VIP III Growth & Income
  Portfolio -- Service
  Class 2                     8.83         8.76      566,471      9.54         9.78     53,009
 VIP III Mid Cap
  Portfolio -- Service
  Class 2                    10.10        10.18    1,749,762     10.33        10.71    243,434
GE Investments Funds,
 Inc.
 Mid-Cap Value Equity
  Fund                       11.05        11.10      952,179     10.89        11.23     31.009
 Money Market Fund           10.49        10.49    2,491,737     10.24        10.24    279,223
 Premier Growth Equity
  Fund                        8.49         8.46      679,903      9.13         9.46     56,621
 S&P 500(R) Index Fund        7.86         7.82    3,034,072      8.79         9.04    306,192
 Small-Cap Value Equity
  Fund                       12.20        12.31      603,772     10.94        11.37     16,880
 U.S. Equity Fund             8.89         8.87      596,270      9.64         9.84     30,567
 Value Equity Fund            8.95         8.93      321,742      9.76         9.93     16,212
Janus Aspen Series --
  Service Shares
 Aggressive Growth
  Portfolio -- Service
  Shares                      3.94         3.96    1,979,778      6.13         6.65    507,673
 Balanced Portfolio --
   Service Shares             8.99         9.01    2,682,847      9.50         9.62    280,452
 Capital Appreciation
  Portfolio -- Service
  Shares                      6.50         6.50    1,732,144      8.08         8.45    524,387

                          Accumulation Accumulation  No. of   Accumulation Accumulation  No. of
                          Unit Values  Unit Values    Units   Unit Values  Unit Values   Units
                             as of        as of       as of      as of        as of      as of
Subaccounts                 1/02/02      12/31/01   12/31/01    1/02/01      12/31/00   12/31/00
------------------------------------------------------------------------------------------------
 Global Life Sciences
  Portfolio -- Service
  Shares                     $ 8.69       $ 8.79      490,003   $ 10.21      $ 10.72    120,366
 Global Technology
  Portfolio -- Service
  Shares                       4.15         4.11      972,418      6.19         6.66    284,186
 Growth Portfolio --
   Service Shares              6.17         6.16    1,965,673      7.92         8.33    513,258
 International Growth
  Portfolio -- Service
  Shares                       6.10         6.11    1,007,056      7.95         8.10    214,995
 Worldwide Growth
  Portfolio -- Service
  Shares                       6.22         6.23    2,117,193      7.94         8.18    562,276
MFS(R) Variable
 Insurance Trust
 MFS(R) Investors Growth
  Stock Series --
   Service Class Shares        8.58         8.99      247,509      8.58         8.99    247,509
 MFS(R) Investors Trust
  Series -- Service
  Class Shares                 9.58         9.85       54,705      9.58         9.85     54,705
 MFS(R) New Discovery
  Series -- Service
  Class Shares                 8.44         8.97       94,589      8.44         8.97     94,589
 MFS(R) Utilities
  Series -- Service
  Class Shares                 9.97        10.23       67,405      9.97        10.23     67,405
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA --
   Service Shares              9.21         9.41       68,997      9.21         9.41     68,997
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares                       8.74         9.03      114,394      8.74         9.03    114,394
PIMCO Variable Insurance
 Trust
 Foreign Bond
  Portfolio --
   Administrative Class
  Shares                      10.44        10.39          278     10.44        10.39        278
 High Yield Portfolio --
   (formerly, High Yield
  Bond Portfolio)
  Administrative Class
  Shares                       9.95         9.93       14,696      9.95         9.93     14,696
 Long-Term U.S.
  Government
  Portfolio --
   (formerly,
  Long-Term U.S.
  Government Bond
  Portfolio)
  Administrative Class
  Shares                      11.27        11.11       46,012     11.27        11.11     46,012
 Total Return
  Portfolio --
   (formerly, Total
  Return Bond Portfolio)
  Administrative Class
  Shares                      10.65        10.58       89,120     10.65        10.58     89,120
Rydex Variable Trust
 OTC Fund                      5.52         6.09      305,802      5.52         6.09    305,802
------------------------------------------------------------------------------------------------


                     Either Annuitant over age 70 at issue

                          Accumulation Accumulation  No. of  Accumulation Accumulation  No. of
                          Unit Values  Unit Values   Units   Unit Values  Unit Values   Units
                             as of        as of      as of      as of        as of      as of
Subaccounts                 1/02/02      12/31/01   12/31/01   1/02/01      12/31/00   12/31/00
-----------------------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund --
   Series I Shares           $ 6.16       $ 6.15    409,321     $ 7.64       $ 8.16     82,708
 AIM V.I. Growth Fund --
   Series I Shares             4.88         4.88    351,148       6.87         7.52    115,989
 AIM V.I. Premier Equity
  Fund (formerly, AIM
  V.I. Value Fund) --
   Series I Shares             7.29         7.29    818,340       8.20         8.49    134,888
Alliance Variable
 Products Series Fund,
 Inc.
 Growth and Income
  Portfolio -- Class B        10.58        10.56    824,837      10.54        10.73     42,936
 Premier Growth
  Portfolio -- Class B         6.52         6.51    813,964       7.71         8.01    184,885
 Quasar Portfolio --
   Class B                     7.38         7.42     62,503       7.96         8.66     14,994
Dreyfus
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Portfolio --
   Initial Shares              7.45         7.43     63,965       7.21         7.31      1,616
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. -- Initial
  Shares                       6.60         6.55    127,492       8.27         8.60     32,472
Federated Insurance
 Series
 Federated High Income
  Bond Fund II --
   Service Shares              9.21         9.16    143,887       9.20         9.20     13,030
 Federated International
  Small Company Fund II        5.81         5.76     23,627       8.36         8.37      3,788
Fidelity Variable
 Insurance Products Fund
 ("VIP")
 VIP Equity-Income
  Portfolio -- Service
  Class 2                     10.29        10.28    570,855      10.90        11.03     40,470
 VIP Growth Portfolio --
   Service Class 2             6.81         6.77    603,088       8.04         8.39     60,848
Fidelity Variable
 Insurance Products Fund
 II ("VIP II")
 VIP II Contrafund(R)
  Portfolio -- Service
  Class 2                      8.01         8.06    476,256       9.07         9.37    144,834

                          Accumulation Accumulation  No. of   Accumulation Accumulation  No. of
                          Unit Values  Unit Values    Units   Unit Values  Unit Values   Units
                             as of        as of       as of      as of        as of      as of
Subaccounts                 1/02/02      12/31/01   12/31/01    1/02/01      12/31/00   12/31/00
------------------------------------------------------------------------------------------------
Fidelity Variable
 Insurance Products Fund
 III ("VIP III")
 VIP III Growth & Income
  Portfolio -- Service
  Class 2                    $ 8.80       $ 8.74      280,032    $ 9.53       $ 9.77     91,832
 VIP III Mid Cap
  Portfolio -- Service
  Class 2                     10.07        10.14      403,825     10.32        10.70     49,059
GE Investments Funds,
 Inc.
 Mid-Cap Value Equity
  Fund                        11.02        11.06      319,791     10.87        11.22     10,023
 Money Market Fund            10.46        10.46      671,871     10.23        10.23     76,786
 Premier Growth Equity
  Fund                        12.16        12.27      181,000      9.12         9.45     12,182
 S&P 500(R) Index Fund         8.46         8.44      203,781      8.78         9.04    135,750
 Small-Cap Value Equity
  Fund                         8.92         8.90      172,415     10.93        11.35      4,154
 U.S. Equity Fund              7.84         7.79    1,104,277      9.63         9.83     84,230
 Value Equity Fund             8.86         8.85      374,328      9.75         9.92      4,061
Janus Aspen Series
 Aggressive Growth
  Portfolio -- Service
  Shares                       3.93         3.95      386,562      6.12         6.65     82,856
 Balanced Portfolio --
   Service Shares              8.96         8.98      972,626      9.49         9.61    201,522
 Capital Appreciation
  Portfolio -- Service
  Shares                       6.48         6.48      362,926      8.07         8.44    112,111
 Global Life Sciences
  Portfolio -- Service
  Shares                       8.66         8.76      103,526     10.20        10.71     23,012
 Global Technology
  Portfolio -- Service
  Shares                       4.14         4.10      185,853      6.18         6.65     39,046
 Growth Portfolio --
   Service Shares              6.15         6.14      521,222      7.91         8.32    129,483
 International Growth
  Portfolio -- Service
  Shares                       6.08         6.09      264,963      7.94         8.09     43,422
 Worldwide Growth
  Portfolio -- Service
  Shares                       6.20         6.21      629,158      7.94         8.17    118,553
MFS(R) Variable
 Insurance Trust
 MFS(R) Investors Growth
  Stock Series --
   Service Class Shares        6.65         6.66    1,370,095      8.57         8.98     57,669
 MFS(R) Investors Trust
  Series -- Service
  Class Shares                 8.16         8.14      591,306      9.57         9.84      8,638
 MFS(R) New Discovery
  Series -- Service
  Class Shares                 8.39         8.37      643,039      8.43         8.96     18,273
 MFS(R) Utilities
  Series -- Service
  Class Shares                 7.65         7.61      973,433      9.96        10.22     32,271
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA --
   Service Shares              8.12         8.14    1,175,084      9.20         9.40     35,315
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares                       8.00         7.98    1,249,865      8.73         9.02     73,558
PIMCO Variable Insurance
 Trust
 Foreign Bond
  Portfolio --
   Administrative Class
  Shares                      11.05        11.01       60,992     10.43        10.38        929
 High Yield Portfolio --
   (formerly, High Yield
  Bond Portfolio)
  Administrative Class
  Shares                      11.40        11.58      734,864      9.94         9.92     11,611
 Long-Term U.S.
  Government Bond
  Portfolio --
  (formerly, Long-Term
  U.S. Government Bond
  Portfolio)
  Administrative Class
  Shares                      10.00        10.01      455,975     11.25        11.10     15,494
 Total Return
  Portfolio --
   (formerly, Total
  Return Bond Portfolio)
  Administrative Class
  Shares                      11.25        11.29    1,662,057     10.64        10.57     58,869
Rydex Variable Trust
 OTC Fund                      3.97         3.89      985,138      5.52         6.08     82,259
------------------------------------------------------------------------------------------------


GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II Shares were added to the product on May 1, 2002. Therefore, no Condensed Financial Information is available.


The following underlying mutual funds were added to the product on June 28, 2002. Therefore no Condensed Financial Information is available: AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Ultra Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios -- MidCap Stock

Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust -- VT Income Fund of Boston, Eaton Vance Variable Trust -- VT Worldwide Heath Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Trust -- Mutual Shares Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II -- International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, Oppenheimer Variable Account Funds -- Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable
Series -- SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable Series II -- SVS Dreman Small Cap Value Portfolio -- Class B Shares.

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges and annual contract charges will be higher.

Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the portfolios, the portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the maximum charge for the Optional Death Benefit, the Optional Enhanced Death Benefit and the Annual Contract Charge. Surrender charges will be reflected, if applicable. Premium taxes are not reflected in any of the calculations, but may apply. See the "Appendix" and the Statement of Additional Information for more information.

Financial Statements

The consolidated financial statements for the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate net purchase payments. You may change your allocation without penalty or charges.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount to allocate your net purchase payments and assets, carefully read the prospectus for each portfolio, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet their objectives. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments in up to 10 Subaccounts of the portfolio's listed below plus the Guarantee Account at any one time.


                                                           Adviser (and Sub-
                                                            Adviser(s), as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Aggressive        Seeks to achieve long-term     A I M Advisors,
Growth Fund -- Series I    growth of capital.             Inc.
Shares
----------------------------------------------------------------------------
AIM V.I. Blue Chip         Seeks long-term growth of      A I M Advisors,
Fund --  Series I Shares   capital with a secondary       Inc.
                           objective of current income
----------------------------------------------------------------------------
AIM V.I. Capital           Seeks growth of capital.       A I M Advisors,
Appreciation Fund --                                      Inc.
 Series I Shares
----------------------------------------------------------------------------
AIM V.I. Growth Fund --    Seeks growth of capital.       A I M Advisors,
 Series I Shares                                          Inc.
----------------------------------------------------------------------------
AIM V.I. Premier Equity    Seeks to achieve long-term     A I M Advisors,
Fund (formerly, AIM V.I.   growth of capital. Income is a Inc.
Value Fund) -- Series I    secondary objective.
Shares
----------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income          Seeks reasonable current       Alliance Capital
Portfolio -- Class B       income and reasonable          Management, L.P.
                           opportunity for appreciation
                           through investments primarily
                           in dividend-paying common
                           stocks of good quality. The
                           portfolio may also invest in
                           fixed-income securities and
                           convertible securities.
----------------------------------------------------------------------------
Premier Growth             Seeks growth of capital by     Alliance Capital
Portfolio -- Class B       investing predominantly in the Management, L.P.
                           equity securities of a limited
                           number of large, carefully
                           selected, high quality U.S.
                           companies judged likely to
                           achieve superior earnings.
----------------------------------------------------------------------------
Quasar Portfolio -- Class  Seeks growth of capital by     Alliance Capital
B                          pursuing aggressive investment Management, L.P.
                           policies. This portfolio
                           invests based upon the
                           potential for capital
                           appreciation and only
                           incidentally for current
                           income. The investment
                           policies are aggressive.
----------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PRODUCTS, INC.

VP Income & Growth         Seeks capital growth by        American Century
Fund -- Class I            investing in common stocks.    Investment
                           Income is a secondary          Management, Inc.
                           objective.
----------------------------------------------------------------------------

Eaton Vance Variable Trust

                                                           Adviser (and Sub-
                                                            Adviser(s), as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
VP International Fund --   Seeks capital growth.          American Century
Class I                                                   Investment
                                                          Management, Inc.
----------------------------------------------------------------------------
VP Ultra Fund -- Class I   Seeks long-term capital        American Century
                           growth.                        Investment
                                                          Management, Inc.
----------------------------------------------------------------------------
VP Value Fund -- Class I   Seeks long-term capital        American Century
                           growth. Income is a secondary  Investment
                           objective.                     Management, Inc.
----------------------------------------------------------------------------
DREYFUS

Dreyfus Investment         A non-diversified/1/ portfolio The Dreyfus
Portfolios -- Emerging     seeking long-term capital      Corporation
Markets Portfolio --       growth by typically investing
Initial Shares             at least 80% of its assets in
                           the stocks of companies
                           organized, or with a majority
                           of its assets or business, in
                           emerging market countries.
----------------------------------------------------------------------------
Dreyfus Investments        Seeks investment returns       The Dreyfus
Portfolios MidCap Stock    (consisting of capital         Corporation
Portfolio -- Initial       appreciation and income)
Shares                     that are consistently superior
                           to the Standard & Poor's 400
                           MidCap Index.
----------------------------------------------------------------------------
Dreyfus Variable           Seeks as high a level of       The Dreyfus
Investment Fund -- Money   current income as is           Corporation
Market Portfolio           consistent with the
                           preservation of capital by
                           investing in a diversified
                           portfolio of high quality,
                           short-term debt securities.
----------------------------------------------------------------------------
The Dreyfus Socially       Seeks to provide capital       The Dreyfus
Responsible Growth Fund,   growth, with current income as Corporation
Inc. -- Initial Shares     a secondary goal. The
                           portfolio pursues this goal by
                           investing primarily in the
                           common stock of companies that
                           in the opinion of the
                           portfolio's management, meet
                           traditional investment
                           standards and conduct their
                           business in a manner that
                           contributes to the enhancement
                           of the quality of life in
                           America.
----------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST

VT Floating-Rate Income    Seeks to provide a high level  Eaton Vance
Fund                       of current income by investing Management
                           primarily in senior floating
                           rate loans.
----------------------------------------------------------------------------
VT Income Fund of Boston   Seeks to provide as much       Eaton Vance
                           current income as possible by  Management
                           primarily investing in high
                           yield, high risk corporate
                           bonds (commonly referred to as
                           "junk bonds").
----------------------------------------------------------------------------
VT Worldwide Health        Seeks long-term capital growth OrbiMed Advisers,
Sciences Fund              by investing in a global and   Inc.
                           diversified portfolio of
                           health sciences companies.
----------------------------------------------------------------------------


 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                             Adviser (and Sub-
                                                              Adviser(s), as
Subaccount Investing In         Investment Objective            applicable)
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES


Federated High Income      Seeks high current income. The   Federated
Bond Fund II -- Service    portfolio seeks to achieve its   Investment
Class                      objective by investing           Management Company
                           primarily in a diversified
                           portfolio of professionally
                           managed fixed-income
                           securities. The fixed-income
                           securities in which the
                           portfolio intends to invest
                           are lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds." The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
-------------------------------------------------------------------------------
Federated International    Seeks to provide long-term       Federated Global
Small Company Fund II      growth of capital. The           Investment
                           portfolio pursues this           Management Corp.
                           objective by investing at
                           least 65% of its assets in
                           equity securities of foreign
                           companies that have a market
                           capitalization at the time of
                           purchase of $1.5 billion or
                           less.
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")


VIP Equity-Income          Seeks reasonable income and      Fidelity Management
Portfolio --               will consider the potential      & Research Company;
Service Class 2            for capital appreciation. The    (subadvised by FMR
                           portfolio also seeks a yield,    Co., Inc.)
                           which exceeds the composite
                           yield on the securities
                           comprising the S&P 500 by
                           investing primarily in income-
                           producing equity securities
                           and by investing in domestic
                           and foreign issuers.
-------------------------------------------------------------------------------
VIP Growth Portfolio --    Seeks capital appreciation by    Fidelity Management
Service Class 2            investing primarily in common    & Research Company;
                           stocks of companies believed     (subadvised by FMR
                           to have above-average growth     Co., Inc.)
                           potential.
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")


VIP II Contrafund(R)       Seeks long-term capital          Fidelity Management
Portfolio --               appreciation by investing        & Research Company
Service Class 2            mainly in common stocks and in   (subadvised by
                           securities of companies whose    Fidelity Management
                           value is believed to have not    & Research (U.K.)
                           been fully recognized by the     Inc., Fidelity
                           public. This portfolio invests   Management &
                           in domestic and foreign          Research (Far East)
                           issuers. This portfolio also     Inc. and Fidelity
                           invests in "growth" stocks,      Investments Japan
                           "value" stocks, or both.         Limited; FMR Co.,
                                                            Inc.)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (VIP "III")

VIP III Growth & Income    Seeks high total return          Fidelity Management
Portfolio -- Service       through a combination of         & Research Company
Class 2                    current income and capital       (subadvised by
                           appreciation by investing a      Fidelity Management
                           majority of assets in common     & Research (U.K.)
                           stocks with a focus on those     Inc., Fidelity
                           that pay current dividends and   Management &
                           show potential for capital       Research (Far East)
                           appreciation.                    Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; FMR Co.,
                                                            Inc.)
-------------------------------------------------------------------------------

                                                            Adviser (and Sub-
                                                             Adviser(s), as
Subaccount Investing In          Investment Objective          applicable)
------------------------------------------------------------------------------
VIP III Mid Cap             Seeks long-term growth of      Fidelity Management
Portfolio --                capital by investing primarily & Research Company
Service Class 2             in common stocks and at least  (subadvised by
                            80% of total assets in         Fidelity Management
                            securities of companies with   & Research (U.K.),
                            medium market capitalizations. Inc. and Fidelity
                                                           Management &
                                                           Research Far East
                                                           Inc.)
------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Large Cap Growth   Seeks capital appreciation     Franklin Advisers,
Securities Fund -- Class                                   Inc.
2 Shares
------------------------------------------------------------------------------
Mutual Shares Securities    The principal investment goal  Franklin Mutual
Fund -- Class 2 Shares      is capital appreciation. The   Advisers, LLC
                            secondary goal is income.
------------------------------------------------------------------------------
Templeton Foreign           Seeks long-term capital        Templeton
Securities Fund -- Class    growth.                        Investment Counsel,
2 Shares                                                   LLC; subadvised by
                                                           Franklin Advisers,
                                                           Inc.
------------------------------------------------------------------------------
Templeton Global Asset      Seeks high total return.       Templeton
Allocation Fund -- Class                                   Investment Counsel,
2 Shares                                                   LLC; subadvised by
                                                           Franklin Advisers,
                                                           Inc.
------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Income Fund                 Seeks to provide maximum       GE Asset Management
                            income consistent with prudent Incorporated
                            investment management and
                            preservation of capital by
                            investing primarily in a
                            variety of investment-grade
                            debt securities, such as
                            mortgage-backed securities,
                            corporate bonds. U.S.
                            Government securities, and
                            money market instruments.
------------------------------------------------------------------------------
Mid-Cap Value Equity Fund   Seeks to provide long-term     GE Asset Management
                            growth of capital and future   Incorporated
                            income by investing primarily
                            in equity securities of mid-
                            cap companies that the
                            investment adviser believes
                            are undervalued by the market
                            and have above-average growth
                            potential.
------------------------------------------------------------------------------
Money Market Fund           Seeks to provide a high level  GE Asset Management
                            of current income consistent   Incorporated
                            with the preservation of
                            capital and maintenance of
                            liquidity by investing in
                            various types of U.S. dollar
                            denominated short-term money
                            market instruments.
------------------------------------------------------------------------------
Premier Growth Equity       Seeks to provide long-term     GE Asset Management
Fund                        growth of capital and future   Incorporated
                            income rather than current
                            income by investing primarily
                            in a limited number of equity
                            securities of large and
                            medium-sized companies that
                            have above-average growth
                            histories and/or growth
                            potential.
------------------------------------------------------------------------------
S&P 500(R) Index Fund/2/    Seeks to provide growth of     GE Asset Management
                            capital and accumulation of    Incorporated
                            income that corresponds to the (subadvised by SSgA
                            investment return of the       Funds Management,
                            Standard & Poor's 500          Inc.)
                            Composite Stock Price Index
                            through investment in common
                            stocks comprising that Index.
------------------------------------------------------------------------------

 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                             Adviser (and Sub-
                                                              Adviser(s), as
Subaccount Investing In           Investment Objective          applicable)
-------------------------------------------------------------------------------
Small-Cap Value Equity Fund  Seeks to provide long-term     GE Asset Management
                             growth of capital by investing Incorporated
                             primarily in a portfolio of    (subadvised by
                             equity securities of small-    Palisade Capital
                             capitalization companies       Management, L.L.C.)
                             traded on U.S. securities
                             exchanges or in the U.S. over-
                             the-counter markets. The
                             portfolio defines a small-cap
                             company as one with a market
                             capitalization within the
                             capitalization range of the
                             Russell 2000 Index.
-------------------------------------------------------------------------------
U.S. Equity Fund             Seeks to provide long-term     GE Asset Management
                             growth of capital through      Incorporated
                             investments primarily in
                             equity securities of U.S.
                             companies.
-------------------------------------------------------------------------------
Value Equity Fund            Seeks to provide long-term     GE Asset Management
                             growth of capital and future   Incorporated
                             income by investing primarily
                             in equity securities of
                             companies with large sized
                             market capitalizations that
                             the investment adviser
                             considers to be undervalued by
                             the market.
-------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth            A non-diversified/1/ portfolio Janus Capital
Portfolio -- Service         that seeks long-term growth of Management LLC
Shares                       capital.
-------------------------------------------------------------------------------
Balanced Portfolio --        Seeks long-term capital        Janus Capital
Service Shares               growth, consistent with        Management LLC
                             preservation of capital and
                             balanced by current income.
-------------------------------------------------------------------------------
Capital Appreciation         A non-diversified/1/ portfolio Janus Capital
Portfolio -- Service         that seeks long-term growth of Management LLC
Shares                       capital.
-------------------------------------------------------------------------------
Global Life Sciences         A non-diversified/1/ portfolio Janus Capital
Portfolio -- Service         that seeks long-term growth of Management LLC
Shares                       capital.
-------------------------------------------------------------------------------
Global Technology            A non-diversified/1/ portfolio Janus Capital
Portfolio -- Service         that seeks long-term growth of Management LLC
Shares                       capital.
-------------------------------------------------------------------------------
Growth Portfolio --          Seeks long-term growth of      Janus Capital
Service Shares               capital in a manner consistent Management LLC
                             with the preservation of
                             capital.
-------------------------------------------------------------------------------
International Growth         Seeks long-term growth of      Janus Capital
Portfolio -- Service         capital.                       Management LLC
Shares
-------------------------------------------------------------------------------
Worldwide Growth             Seeks long-term growth of      Janus Capital
Portfolio -- Service         capital in a manner consistent Management LLC
Shares                       with the preservation of
                             capital.
-------------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                             Adviser (and Sub-
                                                              Adviser(s), as
Subaccount Investing In         Investment Objective            applicable)
------------------------------------------------------------------------------
J.P. MORGAN SERIES TRUST II

Bond Portfolio             The portfolio's goal is to       J.P. Morgan
                           provide high total return        Investment
                           consistent with moderate risk    Management, Inc.,
                           of capital and maintenance of    subsidiary of J.P.
                           liquidity.                       Morgan Chase & Co.
------------------------------------------------------------------------------
International              The portfolio's goal is to       J.P. Morgan
Opportunities Portfolio    provide high total return from   Investment
                           a portfolio of equity            Management, Inc.,
                           securities of foreign            subsidiary of J.P.
                           companies.                       Morgan Chase & Co.
------------------------------------------------------------------------------
Mid Cap Value Portfolio    The portfolio's goal is to       J.P. Morgan
                           seek growth from capital         Investment
                           appreciation.                    Management, Inc.,
                                                            subsidiary of J.P.
                                                            Morgan Chase & Co.
------------------------------------------------------------------------------
Small Company Portfolio    The portfolio's goal is to       J.P. Morgan
                           provide high total return from   Investment
                           a portfolio of small company     Management, Inc.,
                           stocks.                          subsidiary of J.P.
                                                            Morgan Chase & Co.
------------------------------------------------------------------------------
U.S. Disciplined Equity    The portfolio's goal is to       J.P. Morgan
Portfolio                  provide high total return from   Investment
                           a portfolio of selected equity   Management, Inc.,
                           securities.                      subsidiary of J.P.
                                                            Morgan Chase & Co.
------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Investors Growth    Seeks to provide long-term       Massachusetts
Stock Series -- Service    growth of capital and future     Financial Services
Class Shares               income rather than current       Company ("MFS(R)")
                           income. The portfolio pursues
                           this objective by investing,
                           at least 80% of its total
                           assets in common stocks and
                           related securities, of
                           companies MFS(R) believes
                           offer better than average
                           prospects for long-term
                           growth.
------------------------------------------------------------------------------
MFS(R) Investors Trust     Seeks to provide long-term       Massachusetts
Series -- Service Class    growth of capital and            Financial Services
Shares                     secondarily to provide           Company ("MFS(R)")
                           reasonable current income. The
                           portfolio pursues this
                           objective by investing, under
                           normal market conditions, at
                           least 65% of its total net
                           assets in common stocks and
                           related securities. This
                           series will also seek to
                           generate gross income equal to
                           approximately 90% of the
                           dividend yield on the Standard
                           & Poor's 500 Composite Index.
------------------------------------------------------------------------------
MFS(R) New Discovery       Seeks capital appreciation.      Massachusetts
Series -- Service Class    The portfolio pursues this       Financial Services
Shares                     objective by investing at        Company ("MFS(R)")
                           least 65% of its net assets in
                           equity securities of emerging
                           growth companies.
------------------------------------------------------------------------------
MFS(R) Strategic Income    Seeks high current income by     Massachusetts
Series --  Service Class   investing in fixed income        Financial Services
Shares                     securities. Its secondary        Company
                           objective is to provide          ("MFS(R)")
                           significant capital
                           appreciation.
------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                            Adviser(s), as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
MFS(R) Total Return        Seeks mainly to provide above  Massachusetts
Series --  Service Class   average income (compared to a  Financial Services
Shares                     portfolio invested entirely in Company
                           equity securities)             ("MFS(R)")
                           consistent with the prudent
                           employment of capital and
                           secondarily to provide a
                           reasonable opportunity for
                           growth of capital and income.
----------------------------------------------------------------------------
MFS(R) Utilities           Seeks capital growth and       Massachusetts
Series -- Service Class    current income. The portfolio  Financial Services
Shares                     pursues this objective by      Company ("MFS(R)")
                           investing at least 80% of its
                           total assets in equity and
                           debt securities of domestic
                           and foreign companies in the
                           utilities industry.
----------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Capital        Seeks capital appreciation     OppenheimerFunds,
Appreciation Fund/VA --    from investments in securities Inc.
 Service Shares            of well-known and established
                           companies.
----------------------------------------------------------------------------
Oppenheimer Global         Seeks long-term capital        OppenheimerFunds,
Securities Fund/VA --      appreciation by investing a    Inc.
Service Shares             substantial portion of assets
                           in securities of foreign
                           issuers, "growth-type"
                           companies, cyclical industries
                           and special situations that
                           are considered to have
                           appreciation possibilities.
                           The portfolio invests mainly
                           in common stocks of U.S. and
                           foreign issuers.
----------------------------------------------------------------------------
Oppenheimer Main Street    Seeks high total return, which OppenheimerFunds,
Growth & Income            includes growth in the value   Inc.
Fund/VA -- Service Shares  of its shares as well as
                           current income, from equity
                           and debt securities. The
                           portfolio invests mainly in
                           common stocks of U.S.
                           companies.
----------------------------------------------------------------------------
Oppenheimer Main Street    Seeks capital appreciation.    OppenheimerFunds,
Small Cap Fund/VA --                                      Inc.
 Service Shares
----------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio --  A non-diversified/1/ portfolio Pacific Investment
Administrative Class       seeking to maximize total      Management
Shares                     return, consistent with        Company LLC
                           preservation of capital and
                           prudent investment management.
                           The portfolio primarily
                           invests in intermediate
                           maturity hedged non-U.S. fixed
                           income securities.
----------------------------------------------------------------------------
High Yield Portfolio       Seeks to maximize total        Pacific Investment
(formerly, High Yield      return, consistent with        Management
Bond Portfolio) --         preservation of capital and    Company LLC
Administrative Class       prudent investment management.
Shares                     The portfolio primarily
                           invests in higher yielding
                           fixed income securities (also
                           known as "junk bonds").
----------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                            Adviser (and Sub-
                                                             Adviser(s), as
Subaccount Investing In          Investment Objective          applicable)
-----------------------------------------------------------------------------
Long-Term U.S. Government   Seeks to maximize total        Pacific Investment
Portfolio (formerly,        return, consistent with the    Management
Long-Term U.S. Government   preservation of capital and    Company LLC
Bond Portfolio) --          prudent investment management.
Administrative Class        The portfolio primarily
Shares                      invests in long-term maturity
                            fixed income securities.
-----------------------------------------------------------------------------
Total Return Portfolio      Seeks to maximize total return Pacific Investment
(formerly, Total Return     consistent with preservation   Management
Bond Portfolio) --          of capital and prudent         Company LLC
Administrative Class        investment management. The
Shares                      portfolio primarily invests in
                            intermediate maturity fixed
                            income securities.
-----------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/3/                 A non-diversified/1/ portfolio Rydex Global
                            that seeks to provide          Advisors
                            investment results that
                            correspond to a benchmark for
                            over-the-counter securities by
                            investing primarily in
                            securities of companies
                            included in NASDAQ 100
                            Index(TM).
-----------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II

Scudder Technology Growth   Seeks growth of capital.       Deutsche Asset
Portfolio -- Class B                                       Management
Shares
-----------------------------------------------------------------------------
SVS Dreman High Return      Seeks to achieve a high rate   Deutsche Asset
Equity Portfolio -- Class   of total return.               Management
B Shares                                                   (subadvised by
                                                           Dreman Value
                                                           Management L.L.C.)
-----------------------------------------------------------------------------
SVS Dreman Small Cap        Seeks long-term capital        Deutsche Asset
Value Portfolio -- Class    appreciation.                  Management
B Shares                                                   (subadvised by
                                                           Dreman Value
                                                           Management L.L.C.)
-----------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST

Comstock Portfolio --       The portfolio's investment     Van Kampen Asset
Class II Shares             objective is to seek capital   Management Inc.
                            growth and income through
                            investments in equity
                            securities, including common
                            stocks, preferred stocks and
                            securities convertible into
                            common and preferred stocks.
-----------------------------------------------------------------------------
Emerging Growth             The portfolio's investment     Van Kampen Asset
Portfolio -- Class II       objective is to seek capital   Management Inc.
Shares                      appreciation.
-----------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

 /3/The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividends and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We may also receive service share fees from some of the portfolios. These fees are deducted from portfolio assets, attributable to the contracts and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the contracts, may receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution and shareholder support services to some of the portfolios. Because the service share fees and 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS

We reserve the right, within the law, to make additions, deletions and substitutions for the portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account our with other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Guarantee Account

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your net purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with the contract. See the "Charges and Other Deductions" provision in this prospectus.

Each time you allocate net purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. (See the "Transfers Before the Annuity Commencement Date" provision in this prospectus for more information.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar-Cost Averaging Program that would otherwise be credited if not participating in a Dollar-Cost Averaging Program. (See the "Dollar-Cost Averaging" provision.) Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Distribution of the Contracts" provision in this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  . processing applications for and issuing the contracts;

  . maintaining records;

  . administering annuity payouts;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  . reconciling and depositing cash receipts;

  . providing contract confirmations and periodic statements;

  . providing toll-free inquiry services; and

  . furnishing telephone and internet transaction services.

The risks we assume include:

  . the risk that the death benefits will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. The surrender charge is as follows:

     Number of Full and Partially             Surrender Charge as a Percentage
   Completed Years Since We Received          of the Surrendered or Withdrawn
         the Purchase Payment                         Purchase Payment
  --------------------------------------------------------------------------
                   1                                         6%
                   2                                         6%
                   3                                         6%
                   4                                         6%
                   5                                         5%
                   6                                         4%
               7 or more                                     0%
  --------------------------------------------------------------------------

We do not assess the surrender charge on surrenders or partial withdrawals:

  . on amounts representing gain (as defined below);

  . on free withdrawal amounts (as defined below);

  . taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  . if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

  (a) is the Contract Value on the Valuation Day we receive your withdrawal or surrender request;

  (b) is the total of any withdrawals including surrender charges previously taken;

  (c) is the total of purchase payments made; and

  (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to 10% of your total purchase payments each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

Deductions From The Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% where either Annuitant is older than age 70 at issue) of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at issue). These deductions from the Separate Account are reflected in your Contract Value.


OTHER CHARGES

Annual Contract Charge

We will deduct a charge of $30 annually from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate

Account at the time we make the charge. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account. Other allocation methods may be available upon request.

Charges For The Optional Death Benefit

We charge you for expenses related to the Optional Death Benefit. We deduct this charge against the assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing the Optional Death Benefit. We will allocate the annual Optional Death Benefit charge among the Subaccounts in the same proportion that the assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge for the Optional Death Benefit, we will deduct the charge first from the assets in the Separate Account, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The maximum Optional Death Benefit charge is an annual rate of 0.25% times the Contract Value at the time of the deduction.

Charges For Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first, we deduct this charge against the average of the Contract Value at the beginning of the previous contract year and the Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of the Contract Value at the beginning of the current contract year and the Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% times the average Contract Value as described above. However, we reserve the right to charge an annual charge of up to 0.35% times the average Contract Value as described above. We will allocate the annual charge among the Subaccounts in the same proportion that the assets in each Subaccount bear to the total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from the assets in the Separate Account, if any, and then from the assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions For Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments.)

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges And Deductions

Each portfolio incurs certain fees and expenses. To pay for these expenses, the portfolio makes deductions from its assets. The deductions are described more fully in each portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer for each transfer after the first in a calendar month. This charge is at cost with no profit to us.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular contract. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:

  (1) the use of mass enrollment procedures;

  (2) the performance of administrative or sales functions by the employer;

  (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or

  (4) any other circumstances which reduce distribution or administrative expenses.

We will state the exact amount of administrative expense and surrender charges applicable in the contract.

We may also reduce charges and/or deductions for sales of the contracts to registered representatives who sell the contracts to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Contract

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Distribution of the Contracts" provision in this prospectus for more information.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contract (if you choose to purchase through a qualified plan). The Annuitant(s) cannot be older than age 85, unless we approve a different age.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a Tax-Free "Section 1035" Exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP

As Owner, you have all rights under the Contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except of ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.


During the Annuitant's life, you can change any non-natural owner to another non-natural owner.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment (however, the Annuity Commencement Date cannot be a date later than the contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date);

  .  your optional payment plan;

  . the allocation of your investment among the Subaccounts and/or the Guarantee Account; and

  . the Owner, Joint Owner, primary beneficiary, and contingent beneficiary upon written notice to the Home Office if you reserved this right and the Annuitant(s) is living. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 (or $2,000 if your contract is an IRA Contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 in the case of certain bank drafts), $50 for IRA Contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., Eastern Time) for each day the New York Stock Exchange is open except for days on which a portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place net purchase payments into the Subaccounts, each of which invests in shares of a corresponding portfolio, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 10 Subaccounts plus the Guarantee Account at any one time. The percentage of any purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and not be less than $100.

Upon allocation to the appropriate Subaccounts we convert net purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any purchase payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit.
The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the portfolios because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your assets between and among the Subaccounts and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions. However, you may not transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and/or the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Period under certain circumstances. See the "Requesting Payments" provision in this prospectus.

We may also limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any particular allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in the dollar-cost averaging program (see the "Dollar-Cost Averaging" provision in this prospectus), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation.

Further, we may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Currently, there is no other limit on the number of transfers between and among the Subaccounts and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to 12 or one transfer per month. Currently, all transfers under the Contract are free. However, we reserve the right to assess a charge of up to $10 for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

  (1) if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests;

  (2) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

  (3)  if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. See the "Transfers by Third Parties" provision in this prospectus.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your contract by calling or electronically contacting us provided we received your prior written authorization at our Home Office. Transactions that can be conducted over the telephone and internet include, but are not necessarily limited to:

  (1)  requests for transfers; and

  (2)  changes in purchase payment allocations;

  (3)  dollar-cost averaging requests; and

  (4)  portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

  . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or internet instructions,
  . confirming the telephone and/or internet transaction in writing to you or a third party you authorized; and/or
  . tape recording telephone instructions (your written authorization for telephone transactions authorizes us to record telephone calls), or retaining a record of your electronic request.

We will not be liable for following instructions that we reasonably determine to be genuine. We reserve the right to limit or prohibit telephone and internet transactions.

To request a telephone transaction, please call us at 1-800-352-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.

SPECIAL NOTE ON RELIABILITY

Please note that the internet or our telephone system may not always be available. Any computer system or telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the portfolios and the management of the portfolios share this position. Therefore, as described in your contract, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.


You may participate in the dollar-cost averaging program:

  (1) by electing it on your application;

  (2) by contacting an authorized sales representative; or

  (3) by calling us at 1-800-352-9910 and completing the dollar-cost averaging agreement.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.


The dollar-cost averaging program will begin 30 days after we receive your instructions and any necessary purchase payment unless we allow an earlier date.

We will discontinue your participation in the dollar-cost averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); and

  . when the value of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made is depleted.


If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a new guarantee period upon termination of the dollar-cost averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate interest on premium payments allocated to the Guarantee Account that participate in the dollar-cost averaging program. We refer to this higher rate of interest as enhanced dollar-cost averaging. The dollar-cost averaging program and/or the enhanced dollar-cost averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various dollar-cost averaging programs, including 3, 6, and 12-month dollar-cost averaging programs. We reserve the right to discontinue offering such programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

Owners considering participating in a dollar-cost averaging program should call 1-800-352-9910 or an authorized sales representative to verify the availability of dollar-cost averaging.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your assets among the Subaccounts to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering the portfolio rebalancing program at any time and for any reason. Portfolio rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the dollar-cost averaging program or the portfolio rebalancing program. If any interest sweep transfer is scheduled for the same day as a portfolio rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers Before the Annuity Commencement Date" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals


SURRENDERS AND PARTIAL WITHDRAWALS

We will allow the surrender of your Contract or a withdrawal of a portion of the Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your Contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

  (1) the Contract Value (after deduction of any applicable Optional Death Benefit charge and Annual Contract Charge, if applicable) on the Valuation Day we receive a request for surrender; less

  (2) any applicable surrender charge and any applicable premium tax charge.

We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing or by calling our Home Office, from which Subaccounts or guarantee periods we are to take your withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to the assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial withdrawal may reduce your death benefit by the proportion that the partial withdrawal (including any applicable premium tax) reduces your Contract Value. See the "Death Benefit" provision in this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional penalty tax. See the "Federal Tax Matters" provision in this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

  (1) termination of employment in the Texas public institutions of higher education;

  (2) retirement;

  (3)death; or

  (4)the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

Your systematic withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. We will deduct the systematic withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take any Contract Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

Each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Contract year free under the free withdrawal privilege. (See the "Surrender Charge" provision.) Your systematic withdrawal amount may be affected if you take an additional partial withdrawal.

We reserve the right to prohibit participation in systematic withdrawals and dollar-cost averaging programs at the same time. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

  (1)  the Basic Death Benefit;

  (2)  the Optional Death Benefit; and

  (3)  the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

  (1) the Annuitant's age on the date the contract was issued;

  (2) the Annuitant's age on the date of his or her death;

  (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

  (4) whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the death benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the basic death benefit equals the greatest of:

  (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

  (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals (including any surrender charges); and

  (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments.

  Withdrawals reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the withdrawals (including any applicable surrender charges) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the basic death benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

  (a) the Contract Value as the date we receive due proof of death of any Annuitant;

  (b) the greatest Contract Value as of any Contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

  (c) purchase payments less any withdrawals (including any surrender charges).

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges) reduces your Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

For contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the death benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the basic death benefit equals the greatest of:

  (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

  (b)  the sum of (1) minus (2) plus (3), where

    (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges);

    (2)  is the Contract Value on the date of death; and

    (3)  is the Contract Value on the date we receive due proof of death; and

  (c)  the sum of (1) minus (2) plus (3), where:

    (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

    (2)  is the Contract Value on the date of death; and

    (3)  is the Contract Value on the date we receive due proof of death.

  Withdrawals reduce (b)(1) and (c)(1) proportionately by the same percentage that the withdrawal (including any applicable surrender charges) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the basic death benefit is equal to the greatest of:

  (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

  (b)  the sum of (1) minus (2) plus (3), where:

    (1) is the greatest Contract Value as of any Contract anniversary up to and including the Contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any withdrawals and any applicable tax;

    (2)  is the Contract Value on the date of death; and

    (3)  is the Contract Value on the date we receive due proof of death; and

  (c)  the purchase payments less any withdrawals.

  Withdrawals reduce (b)(1) proportionally by the same percentage that the withdrawal (including any applicable surrender charge) reduces Contract Value.

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges) reduce your Contract Value. Premium taxes may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.


OPTIONAL DEATH BENEFIT

The Optional Death Benefit adds an extra feature to the basic death benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  . the basic death benefit; and

  . the minimum death benefit as of the date we receive due proof of death.
    The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Withdrawals for each contract year up to 6% of purchase payments, calculated at the time of each withdrawal, reduce the minimum death benefit by the same amount that the withdrawal (including any applicable surrender charge) reduces Contract Value.

However, once any withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the Contract, all withdrawals from then on will reduce the minimum death benefit proportionately by the same percentage that the withdrawals (including any applicable surrender charges) reduce Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any Contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See Charges for the Optional Death Benefit.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "GE Earnings Protector(R)" in our marketing materials) adds an extra feature to our basic death benefit and, if applicable, the optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

  (1) the Contract Value at the beginning of the previous contract year; and

  (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35%
of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

  (a)  is the Contract Value as of the date we receive due proof of death; and

  (b)  premiums paid, not previously withdrawn.

This death benefit cannot exceed 70% of premiums paid adjusted for partial withdrawals. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

  (a)  is the Contract Value on the date we receive due proof of death; and

  (b)  premiums paid, not previously withdrawn.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial withdrawals. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

  (a) is the Contract Value on the date we receive your partial withdrawal request;

  (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

  (c)  is the total of premiums paid; and

  (d)  is the total of any gain previously withdrawn.

Please refer to Appendix B for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no enhanced death benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit charges.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the basic death benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE ANNUITY COMMENCEMENT DATE

In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:

  .  an Owner or Joint Owner, or

  . the Annuitant or Joint Annuitant if the Owner is a non-natural entity (such as a trust or corporation).

At the death of any Owner (or any Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

  (1)   Owner or Joint Owners;

  (2)   Primary beneficiary;

  (3)   Contingent beneficiary; or

  (4)   Owner's estate.

We then will treat the designated beneficiary as the sole Owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules. The distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the surviving spouse of the deceased, the surviving spouse may continue the contract in force with the surviving spouse as the new Owner. If the deceased was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the surviving spouse. If no beneficiary is named, such payment will be made to the surviving spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccount and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age of the date the contract was issued, (e.e., the date we receive due proof of death of the original Owner), rather than the age of the previously deceased Annuitant. All other provisions will continue as if the surviving spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the surviving spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if the Owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

    (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision);

    (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

    (3) Apply the Surrender Value to provide a monthly income benefit under optional payment plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. No further purchase payments will be accepted after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum payment any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                        Amount of
         Person Who Died              Proceeds Paid
         -------------------------------------------
         Owner or Joint Owner        Surrender Value
         (who is not the Annuitant)
         -------------------------------------------
         Owner or Joint Owner        Death Benefit
         (who is the Annuitant)
         -------------------------------------------
         Annuitant                   Death Benefit

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After income payments begin, if an Owner, Joint Owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

Income Payments


The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. The Annuity Commencement Date may be changed up until the time income payments begin, however, the Annuity Commencement Date can not be any later than the Contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date. You may change the Annuity Commencement Date to any date at least 10 years after the date of the last purchase payment; however, the Annuity Commencement Date cannot be a date later than the contract anniversary following the younger Annuitant's 90th birthday, unless we approve a later date. To make a change, send written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the Owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in one lump sum (see the "Requesting Payments" provision in this prospectus) in which case we will cancel the contract.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in one sum.

The contract also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate. Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) you invest in and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3% , then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum (see the "Requesting Payments" provision in this prospectus). Upon making such a payment, we will have no future obligation under the contract. Following are explanations of the optional payment plans available.

The amount of your income payments will depend on four things:

  .  the amount of your Contract Value on the Annuity Commencement Date;

  . the settlement age (on the Annuity Commencement Date) and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the contract's Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, times the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

  (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

  (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters


INTRODUCTION

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings. The Federal income tax law does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . An individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . The owner's right to choose particular investments for a contract must be limited; and

  . The contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts Not Owned by an Individual -- No Tax Deferral and Loss of Interest Deduction. As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax advisor.

Investments in the Separate Account Must be Diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the Extent to Which an Owner Can Direct the Investment of Assets. Federal income tax law limits the Owner's right to choose particular investments for the contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an owner's right to allocate assets among the portfolios may exceed those limits. If so, the owner would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing contracts. We therefore reserve the right to modify the contract without the owners' consent to attempt to prevent the tax law from considering the owners as the owners of the assets of the Separate Account.

Age at Which Annuity Payouts Must Begin. Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No Guarantees Regarding Tax Treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial Withdrawals and Surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any Optional Death Benefit. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of systematic withdrawals, the amount of each systematic withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the Contract.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a Contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of the Death Benefit. We may distribute amounts from your Contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the contract's Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Contract's Annuity Commencement
Date:

  . The death benefit is taxed in the same manner as annuity payouts if received under an annuity payout option.

  . If not received under an annuity payout option, the death benefit is taxed in the same manner as a withdrawal.

Taxation of Death Benefit if Paid After the Contract's Annuity Commencement
Date.

  . If received in accordance with the existing annuity payout option, the death benefit is excludible from income to the extent that it does not exceed the unrecovered "investment in the contract." All annuity payments in excess of the unrecovered "investment in the contract" are includible in income.

  . If received in a lump sum, the tax law imposes tax on the death benefit to the extent that it exceeds the unrecovered "investment in the contract."

Penalty Taxes Payable on Partial Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or annuity payouts that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, transfers among Subaccounts may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payout, a surrender, or a partial withdrawal that you must include in income. For example:

  . If you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

  . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a withdrawal or an annuity payout that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans. Persons intending to use the contract in connection with a qualified plan should obtain advice from a tax adviser.

Types of Qualified Contracts. Some of the different types of Qualified Contracts include:

  .  Individual Retirement Accounts and Annuities ("Traditional IRAs")

  .  Roth IRAs

  .  Simplified Employee Pensions ("SEPs")

  . Savings Incentive Matched Plan for Employees ("SIMPLE plans," including "SIMPLE IRAs")

  . Public school system and tax-exempt organization annuity plans ("403(b) plans")

  . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

  .  Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

  . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

The Death Benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any optional death benefit, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the Owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts Compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . The Code generally does not impose tax on the earnings under either
    Qualified or Non-Qualified Contracts until the earnings are distributed;

  . The Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . The Code does not allow a deduction for purchase payments made for Non-
    Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" generally do not apply to a Roth IRA before death.

Amounts Received Under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no

"investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA after 2002 if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal Penalty Taxes Payable on Distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

  . received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Contract or Qualified Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct Rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, governmental section 457(b) plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or other section 457 plans.) The direct rollover rules require

Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or annuity payout, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the shares of the portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholders' meeting, Owners with voting interests in a portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawals or surrender proceeds from the Subaccount within seven days after receipt at our Home Office of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum death benefit proceeds from the Subaccount within seven days from the receipt of due proof of death. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

  (1)  to your designated beneficiary directly in the form of a check; or

  (2) by establishing an interest bearing account, called the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

  (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

    . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

    . the New York Stock Exchange is closed for other than a regular holiday or weekend;

    .  trading is restricted by the SEC; or

  (2) the SEC, by order, permits postponement of payment to protect our owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

State law requires that we reserve the right to defer payments from the Guarantee Account for a withdrawal or surrender for up to six months from the date we receive your payment request.

Distribution of the Contracts

PRINCIPAL UNDERWRITER

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 201 Merrit 7, PO Box 5005, Norwalk, Connecticut 06856-5005. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

SALES OF THE CONTRACTS

Capital Brokerage offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage are also licensed as insurance agents in the states in which they do business and are appointed by the Company.

We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to Capital Brokerage. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregate purchase payments. We may on occasion pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first contract year.

When a contract is sold through a registered representative of Capital Brokerage, Capital Brokerage passes through a portion of the sales commission to the registered representative who sold the contract. Because registered representatives of Capital Brokerage are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards.

Capital Brokerage may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, Capital Brokerage passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which will take into account, among other things, the length of time purchase payments have been held under the contract, Contract Values and elected features and benefits). For example, we may pay a different commission schedule when an Owner elects the Optional Death Benefit or the Optional Enhanced Death Benefit.

We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value.

Capital Brokerage also receives 12b-1 fees from Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Investment Trust, Oppenheimer Variable Account Funds, Scudder Variable Series II, and Van Kampen Life Investment Trust.

Additional Information


OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.


RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, when you make purchase payments, transfers, or withdrawals, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. We intend to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Appendix A
The Death Benefit

Example for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example: Assuming an Owner:

  (1)purchases a Contract for $100,000;

  (2)makes no additional purchase payments and no withdrawals;

  (3) is not subject to premium taxes; and

  (4)the Annuitant's age is 75 on the Contract Date then:

                                                                 Purchase
                                                                 Payments                  Basic
Annuitant's         End of               Contract               Accumulated                Death
    Age              Year                 Value                    at 5%                  Benefit
--------------------------------------------------------------------------------------------------
     76                1                 $103,000                $105,000                 $105,000
     77                2                  110,000                 110,250                  110,250
     78                3                   80,000                 115,763                  115,763
     79                4                  120,000                 121,551                  121,551
     80                5                  130,000                 127,628                  130,000
     81                6                  150,000                 127,628                  150,000
     82                7                  160,000                 127,628                  160,000
     83                8                  130,000                 127,628                  130,000
     84                9                   90,000                 127,628                  130,000
     85               10                  170,000                 127,628                  170,000
     86               11                  140,000                 127,628                  140,000
     87               12                  190,000                 127,628                  190,000
     88               13                  150,000                 127,628                  150,000
--------------------------------------------------------------------------------------------------

Partial withdrawals may reduce the basic death benefit by the proportion that the partial withdrawal (including any applicable surrender charge) reduces your Contract Value. For example:

                      Purchase                           Contract                           Basic Death
 Date                 Payment                             Value                               Benefit
-------------------------------------------------------------------------------------------------------
3/31/00               $10,000                            $10,000                              $10,000
3/31/08                                                   20,000                               20,000
3/31/09                                                   14,000                               20,000
-------------------------------------------------------------------------------------------------------

If a withdrawal of $7,000 is made on March 31, 2009, the basic death benefit immediately after the withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the withdrawal ($14,000 to $7,000). This is true only if the basic death benefit immediately prior to the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example for contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the Contract.

Example: Assuming an Owner:

  (1) purchases a Contract for $100,000;

  (2) makes no additional purchase payments and no withdrawals;

  (3) is not subject to premium taxes;

  (4)  the Annuitant's age is 75 on the Contract Date; and

  (5)  we receive due proof of death on the date of death then:

                                                                                   Basic
End of       Annuitant's           Contract           Purchase Payments            Death
 Year            Age                Value             Accumulated at 5%           Benefit
------------------------------------------------------------------------------------------
 1                76               $103,000               $105,000                $105,000
 2                77                112,000                110,250                 112,000
 3                78                 90,000                115,763                 115,763
 4                79                135,000                121,551                 135,000
 5                80                130,000                127,628                 135,000
 6                81                150,000                127,628                 150,000
 7                82                125,000                127,628                 135,000
 8                83                145,000                127,628                 145,000
------------------------------------------------------------------------------------------


Withdrawals may reduce the basic death benefit by the proportion that the withdrawal (including any surrender charge) reduced Contract Value. For example:

                                                                                                  Basic
                       Purchase                             Contract                              Death
 Date                  Payment                               Value                               Benefit
--------------------------------------------------------------------------------------------------------
3/31/00                $10,000                              $10,000                              $10,000
3/31/08                     --                              $20,000                              $20,000
3/31/09                     --                              $14,000                              $20,000
--------------------------------------------------------------------------------------------------------

If a withdrawal of $7,000 is made on March 31, 2009, the basic death benefit immediately after the withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the withdrawal ($14,000 to $7,000). (This assumes that the basic death benefit immediately before the withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the Contract.

OPTIONAL ENHANCED DEATH BENEFIT

The following example shows how the optional enhanced death benefit works based on purely hypothetical values. It is not intended to depict investment performance of the Contract. This example assumes an Owner purchases a Contract with an Annuitant age 65 at the time of issue, and that he makes no withdrawals before the Annuitant's death.

            Purchase       Contract                      Death        Optional Enhanced
 Date       Payment         Value          Gain         Benefit         Death Benefit
---------------------------------------------------------------------------------------
8/01/00     100,000        100,000              0       100,000                 0
8/01/15                    300,000        200,000       300,000            70,000
---------------------------------------------------------------------------------------

If the Annuitant's death and notification of the death occurs on 8/01/15, the optional enhanced death benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the optional enhanced death benefit under this age scenario cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the optional enhanced death benefit in this example will be $70,000.

There are important things you should consider before you purchase the optional enhanced death benefit. These include:

  . The optional enhanced death benefit does not guarantee that any amounts under the rider will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments made and not previously withdrawn may result in no enhanced death benefit being payable.

  . Once you purchase the optional enhanced death benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we continue to assess the optional enhanced death benefit charges.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced death benefit option, as well as other aspects of the Contract.

Appendix B

Some of the Subaccounts invest in portfolios with a 12b-1 fee or a Service Share fee (see the "Portfolio Annual Expenses" provision). Performance for these Subaccounts may reflect the historical performance of a different class of the portfolio underlying the Subaccount. With respect to these Subaccounts, performance for time periods before the portfolios' 12b-1 or Service Share fee class introduction is restated to reflect the 12b-1 fee or Service Share fee. The performance information in this Appendix is based on information provided by the portfolios and may reflect fee waivers and expense reimbursements provided by certain portfolios. We cannot guarantee that these fee waivers and expense reimbursements will continue. See the "Portfolio Annual Expenses" provision.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information which may be obtained free of charge. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular portfolio was first available in the Separate Account. When available, we will provide the total return for the periods of one, five and ten years, adjusted to reflect current contract and portfolio charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

The table below (Table 1) demonstrates the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001.

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the portfolios. Table 1 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (3) An annual contract charge of $30; and

  (4) The maximum charge of 0.25% for the Optional Death Benefit (an annual rate as a percentage of the Contract Value); and

  (5) The maximum charge of 0.35% for the Optional Enhanced Death Benefit (an annual rate as a percentage of the prior year's average Contract Value).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 1
                           Standardized Total Returns
 (assuming either the Annuitant or the Joint Annuitant are older than age 70 at issue)


                                    For the  For the  For the   From the
                                     1-year   5-year  10-year  Adoption in   Date of
                                     period   period   period   Separate   Adoption In
                                     ended    ended    ended   Account to   Separate
                                    12/31/01 12/31/01 12/31/01  12/31/01    Account*
--------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation
  Fund -- Series I Shares            -30.57%     NA       NA     -32.63%    06/30/00
 AIM V.I. Growth Fund -- Series I
  Shares                             -40.94%     NA       NA     -43.24%    06/30/00
 AIM V.I. Premier Equity Fund
  (formerly, AIM V.I. Value
  Fund) -- Series I Shares           -20.09%     NA       NA     -23.80%    06/30/00
Alliance Variable Products Series
 Fund, Inc.
 Growth and Income Portfolio --
   Class B                            -7.66%     NA       NA      -0.84%    06/30/00
 Premier Growth Portfolio -- Class
  B                                  -24.82%     NA       NA     -29.83%    06/30/00
 Quasar Portfolio -- Class B         -20.39%     NA       NA     -22.85%    06/30/00
Dreyfus
 Dreyfus Investment Portfolios --
   Emerging Markets Portfolio --
   Initial Shares                     -4.57%     NA       NA     -22.78%    06/30/00
 The Dreyfus Socially Responsible
  Growth Fund, Inc. -- Initial
  Shares                             -29.87%     NA       NA     -29.53%    06/30/00
Federated Insurance Series
 Federated High Income Bond Fund
  II -- Service Shares                -6.45%  -1.41%      NA       3.61%    01/04/95
 Federated International Small
  Company Fund II                    -37.15%     NA       NA     -35.84%    06/30/00
Fidelity Variable Insurance
 Products Fund ("VIP")
 VIP Equity-Income Portfolio         -12.91%   5.74%   10.56%      9.61%    05/02/88
 VIP Growth Portfolio                -25.27%   7.99%   10.36%     11.20%    05/02/88
Fidelity Variable Insurance
 Products Fund II ("VIP II")
 VIP II Contrafund(R) Portfolio      -20.00%   6.81%      NA      12.69%    01/04/95
Fidelity Variable Insurance
 Products Fund III ("VIP III")
 VIP III Growth & Income Portfolio   -16.61%     NA       NA       6.10%    05/01/97
 VIP III Mid Cap Portfolio           -11.24%     NA       NA      -3.61%    06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund            -7.49%     NA       NA      10.02%    05/01/97
 Money Market Fund**                  -3.92%   1.84%    2.14%      2.74%    05/02/88
 Premier Growth Equity Fund          -16.74%     NA       NA      -3.85%    05/03/99
 S&P 500(R) Index Fund               -19.80%   6.57%   10.25%     10.50%    05/02/88
 Small-Cap Value Equity Fund           1.94%     NA       NA      10.15%    06/30/00
 U.S. Equity Fund                    -16.09%     NA       NA       0.41%    05/01/98
 Value Equity Fund                   -16.36%     NA       NA     -12.13%    06/30/00
Janus Aspen Series
 Aggressive Growth Portfolio --
   Service Shares                    -46.51%   3.35%      NA       9.40%    09/13/93
 Balanced Portfolio -- Service
  Shares                             -12.60%  10.73%      NA      12.06%    10/02/95
 Capital Appreciation Portfolio --
   Service Shares                    -29.15%     NA       NA      13.70%    05/01/97
 Global Life Sciences Portfolio --
   Service Shares                    -24.19%     NA       NA     -13.09%    06/30/00
 Global Technology Portfolio --
   Service Shares                    -44.29%     NA       NA     -50.33%    06/30/00
 Growth Portfolio -- Service
  Shares                             -32.15%   5.38%      NA       8.77%    09/13/93
 International Growth Portfolio --
   Service Shares                    -30.72%   6.52%      NA       8.61%    05/01/96
 Worldwide Growth Portfolio --
   Service Shares                    -29.92%   7.38%      NA      12.56%    09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
  Series -- Service Class Shares     -32.08%     NA       NA     -28.83%    06/30/00
 MFS(R) Investors Trust Series --
   Service Class Shares              -23.55%     NA       NA     -17.76%    06/30/00
 MFS(R) New Discovery Series --
   Service Class Shares              -12.95%     NA       NA     -16.04%    06/30/00
 MFS(R) Utilities Series --
   Service Class Shares              -31.71%     NA       NA     -21.60%    06/30/00
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation
  Fund/VA -- Service Shares          -19.99%  10.81%   12.35%     11.49%    05/02/88
 Oppenheimer Global Securities
  Fund/VA -- Service Shares          -19.71%     NA       NA     -17.71%    06/30/00
 Oppenheimer Main Street Growth &
  Income Fund/VA --  Service
  Shares                             -17.85%     NA       NA     -18.87%    06/30/00

                                                              From the
                                                              Adoption
                                   For the  For the  For the     in    Date of
                                    1-year   5-year  10-year  Separate Adoption
                                    period   period   period  Account     In
                                    ended    ended    ended      to    Separate
                                   12/31/01 12/31/01 12/31/01 12/31/01 Account*
-------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio --
   Administrative Class Shares       -0.37%    NA       NA       1.90% 06/30/00
 High Yield Portfolio (formerly,
  High Yield Bond Portfolio) --
   Administrative Class Shares       -5.50%    NA       NA      -4.73% 06/30/00
 Long-Term U.S. Government
  Portfolio (formerly, Long-Term
  U.S. Government Bond
  Portfolio) -- Administrative
  Class Shares                       -2.07%    NA       NA       5.55% 06/30/00
 Total Return Portfolio (formerly,
  Total Return Bond Portfolio) --
   Administrative Class Shares        0.39%    NA       NA       3.70% 06/30/00
Rydex Variable Trust
 OTC Fund                           -42.19%    NA       NA     -52.42% 06/30/00
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no standardized performance information is available.


The AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Ultra Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust -- VT Income Fund of Boston, Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II -- International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable Series II -- SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable Series
II -- SVS Dreman Small Cap Value Portfolio -- Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no standardized performance information is available.

Table 2 below demonstrates the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001.

Although the contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the contract, including fees for the portfolios. Table 2 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (3) An annual contract charge of $30; and

  (4) The maximum charge of 0.25% for the Optional Death Benefit (an annual rate as a percentage of the Contract Value); and

  (5) The maximum charge of 0.35% for the Optional Enhanced Death Benefit (an annual rate as a percentage of the prior year's average Contract Value).

We assume that you make a complete surrender of the contract and therefore, we deduct a surrender charge.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.


                                    Table 2
                           Standardized Total Returns
              (assuming each Annuitant age 70 or younger at issue)

                              For the  For the  For the   From the
                               1-year   5-year  10-year   Adoption     Date of
                               period   period   period  In Separate  Adoption
                               ended    ended    ended   Account to  In Separate
                              12/31/01 12/31/01 12/31/01  12/31/01    Account*
--------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital
  Appreciation Fund --
   Series I Shares             -30.41%     NA       NA     -32.48%    06/30/00
 AIM V.I. Growth Fund --
   Series I Shares             -40.80%     NA       NA     -43.11%    06/30/00
 AIM V.I. Premier Equity
  Fund (formerly, AIM V.I.
  Value Fund) -- Series I
  Shares                       -19.91%     NA       NA     -23.63%    06/30/00
Alliance Variable Products
 Series Fund, Inc.
 Growth and Income
  Portfolio -- Class B          -7.46%     NA       NA      -0.63%    06/30/00
 Premier Growth Portfolio --
   Class B                     -24.65%     NA       NA     -29.68%    06/30/00
 Quasar Portfolio -- Class B   -20.21%     NA       NA     -22.68%    06/30/00
Dreyfus
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Portfolio --
   Initial Shares               -4.36%     NA       NA     -22.61%    06/30/00
 The Dreyfus Socially
  Responsible Growth Fund,
  Inc. -- Initial Shares       -29.72%     NA       NA     -29.37%    06/30/00
Federated Insurance Series
 Federated High Income Bond
  Fund II -- Service Shares     -6.25%  -1.20%      NA       3.82%    01/04/95
 Federated International
  Small Company Fund II        -37.01%     NA       NA     -35.69%    06/30/00
Fidelity Variable Insurance
 Products Fund ("VIP")
 VIP Equity-Income Portfolio   -12.72%   5.96%   10.78%      9.84%    05/02/88
 VIP Growth Portfolio          -25.11%   8.22%   10.58%     11.43%    05/02/88

                              For the  For the  For the   From the
                               1-year   5-year  10-year   Adoption     Date of
                               period   period   period  In Separate  Adoption
                               ended    ended    ended   Account to  In Separate
                              12/31/01 12/31/01 12/31/01  12/31/01    Account*
--------------------------------------------------------------------------------
Fidelity Variable Insurance
Products Fund II ("VIP II")
 VIP II Contrafund(R)
  Portfolio                    -19.82%   7.03%      NA      12.92%    01/04/95
Fidelity Variable Insurance
Products Fund III ("VIP
III")
 VIP III Growth & Income
  Portfolio                    -16.43%     NA       NA       6.33%    05/01/97
 VIP III Mid Cap Portfolio     -11.05%     NA       NA      -3.40%    06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund      -7.29%     NA       NA      10.25%    05/01/97
 Money Market Fund**            -3.71%   2.06%    2.34%      2.95%    05/02/88
 Premier Growth Equity Fund    -16.56%     NA       NA      -3.64%    05/03/99
 S&P 500(R) Index Fund         -19.62%   6.80%   10.47%     10.73%    05/02/88
 Small-Cap Value Equity Fund     2.16%     NA       NA      10.38%    06/30/00
 U.S. Equity Fund              -15.91%     NA       NA       0.62%    05/01/98
 Value Equity Fund             -16.18%     NA       NA     -11.94%    06/30/00
Janus Aspen Series
 Aggressive Growth
  Portfolio -- Service
  Shares                       -46.39%   3.57%      NA       9.62%    09/13/93
 Balanced Portfolio --
   Service Shares              -12.41%  10.96%      NA      12.29%    10/02/95
 Capital Appreciation
  Portfolio -- Service
  Shares                       -28.99%     NA       NA      13.93%    05/01/97
 Global Life Sciences
  Portfolio -- Service
  Shares                       -24.02%     NA       NA     -12.90%    06/30/00
 Global Technology
  Portfolio -- Service
  Shares                       -44.17%     NA       NA     -50.21%    06/30/00
 Growth Portfolio -- Service
  Shares                       -32.00%   5.60%      NA       8.99%    09/13/93
 International Growth
  Portfolio -- Service
  Shares                       -30.56%   6.74%      NA       8.84%    05/01/96
 Worldwide Growth
  Portfolio -- Service
  Shares                       -29.76%   7.61%      NA      12.79%    09/13/93
MFS(R) Variable Insurance
 Trust
 MFS(R) Investors Growth
  Stock Series -- Service
  Class Shares                 -31.93%     NA       NA     -28.67%    06/30/00
 MFS(R) Investors Trust
  Series -- Service Class
  Shares                       -23.38%     NA       NA     -17.58%    06/30/00
 MFS(R) New Discovery
  Series -- Service Class
  Shares                       -12.76%     NA       NA     -15.86%    06/30/00
 MFS(R) Utilities Series --
   Service Class Shares        -31.55%     NA       NA     -21.43%    06/30/00
Oppenheimer Variable Account
 Funds
 Oppenheimer Capital
  Appreciation Fund/VA --
   Service Shares              -19.82%  11.04%   12.58%     11.71%    05/02/88
 Oppenheimer Global
  Securities Fund/VA --
  Service Shares               -19.53%     NA       NA     -17.53%    06/30/00
 Oppenheimer Main Street
  Growth & Income Fund/VA --
  Service Shares               -17.67%     NA       NA     -18.69%    06/30/00
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio --
   Administrative Class
  Shares                        -0.16%     NA       NA       2.12%    06/30/00
 High Yield Portfolio
  (formerly, High Yield Bond
  Portfolio) --
   Administrative Class
  Shares                        -5.29%     NA       NA      -4.52%    06/30/00
 Long-Term U.S. Government
  Portfolio (formerly, Long-
  Term U.S. Government Bond
  Portfolio) --
   Administrative Class
  Shares                        -1.86%     NA       NA       5.78%    06/30/00
 Total Return Portfolio
  (formerly, Total Return
  Bond Portfolio) --
   Administrative Class
  Shares                         0.61%     NA       NA       3.92%    06/30/00
Rydex Variable Trust
 OTC Fund                      -42.06%     NA       NA      52.31%    06/30/00
--------------------------------------------------------------------------------

 * Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no standardized performance information is available.

The AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Ultra Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust -- VT Income Fund of Boston, Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II -- International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable Series II -- SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable Series
II -- SVS Dreman Small Cap Value Portfolio -- Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no standardized performance information is available.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the performance data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of withdrawals or income payments.

Non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Tables 1 and 2.

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the contract. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the contract had been in existence during that time, based on the portfolio's performance. This data assumes that the Subaccounts available under the contract were in existence for the same period as the portfolio with the charges equal to those currently assessed in the contract, including charges for the portfolios.

Table 3 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 3 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

  (3) An annual contract charge of $30.

The charge for the Optional Death Benefit and Optional Enhanced Death Benefit are not included in the calculations. We do however, assume that you surrender contract and therefore, surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                    Table 3
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.
              (assuming each Annuitant age 70 or younger at issue)


                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                          -30.41%   2.90%      NA   05/05/93
 AIM V.I. Growth Fund -- Series I Shares    -40.80%   0.74%      NA   05/05/93
 AIM V.I. Premier Equity Fund (formerly,
  AIM V.I. Value Fund) -- Series I Shares   -19.91%   6.61%      NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio -- Class B      -7.46%  11.31%      NA   01/14/91
 Premier Growth Portfolio -- Class B        -24.65%   9.25%   12.10%  06/26/92
 Quasar Portfolio -- Class B                -20.21%  -1.76%      NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares        -4.36%     NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares              -29.72%   5.20%      NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                            -6.25%  -1.20%      NA   03/01/94
 Federated International Small Company
  Fund II                                   -37.01%     NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                   -12.72%   5.96%   10.78%  10/09/86
 VIP Growth Portfolio -- Service Class 2    -25.11%   8.22%   10.58%  10/09/86
Fidelity Variable Insurance Products Fund
 II ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                   -19.82%   7.03%      NA   01/03/95
Fidelity Variable Insurance Products Fund
 III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                          -16.43%   6.45%      NA   12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2                                   -11.05%     NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                   -7.29%     NA       NA   05/01/97
 Money Market Fund**                         -3.71%   2.06%    2.34%  06/30/85
 Premier Growth Equity Fund                 -16.56%     NA       NA   12/12/97
 S&P 500(R) Index Fund                      -19.62%   6.80%   10.47%  04/14/85
 Small-Cap Value Equity Fund                  2.16%     NA       NA   05/01/00
 U.S. Equity Fund                           -15.91%   9.09%      NA   01/02/95
 Value Equity Fund                          -16.18%     NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    -46.39%   3.57%      NA   09/13/93
 Balanced Portfolio -- Service Shares       -12.41%  10.96%      NA   09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                    -28.99%     NA       NA   05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                    -24.02%     NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -44.17%     NA       NA   01/15/00
 Growth Portfolio -- Service Shares         -32.00%   5.60%      NA   09/13/93
 International Growth Portfolio -- Service
  Shares                                    -30.56%   6.74%      NA   05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                    -29.76%   7.61%      NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     -31.93%     NA       NA   05/03/99
 MFS(R) Investors Trust Series -- Service
  Class Shares                              -23.38%   3.97%      NA   10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                              -12.76%     NA       NA   04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                    -31.55%   7.24%      NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation
  Fund/VA -- Service Shares                 -19.82%  11.04%   12.58%  04/03/85
 Oppenheimer Global Securities Fund/VA --
   Service Shares                           -19.53%  12.26%   11.36%  11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 -17.67%   3.50%      NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                               -0.16%     NA       NA   02/16/99

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) -- Administrative
  Class Shares                               -5.29%    NA       NA    04/30/98
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government
  Bond Portfolio) -- Administrative Class
  Shares                                     -1.86%    NA       NA    04/30/99
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) -- Administrative
  Class Shares                                0.61%    NA       NA    12/24/97
Rydex Variable Trust
 OTC Fund                                   -42.06%    NA       NA    05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance is available.


The AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Ultra Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust -- VT Income Fund of Boston, Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II -- International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable Series II -- SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable Series II -- SVS Dreman Small Cap Value Portfolio -- Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Table 4 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 4 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

  (3) An annual contract charge of $30.

The charge for the Optional Death Benefit and Optional Enhanced Death Benefit are not included in the calculations. We do however, assume that you surrender contract and therefore, surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.
                                    Table 4
                         Non-Standard Performance Data
          assuming surrender at the end of the applicable time period.
                (assuming either Annuitant over age 70 at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                          -30.57%   2.68%      NA   05/05/93
 AIM V.I. Growth Fund -- Series I Shares    -40.94%   0.53%      NA   05/05/93
 AIM V.I. Premier Equity Fund (formerly,
  AIM V.I. Value Fund) -- Series I Shares   -20.09%   6.38%      NA   05/05/93
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B      -7.66%  11.08%   11.88%  01/14/91
 Premier Growth Portfolio -- Class B         24.82%   9.02%      NA   06/26/92
 Quasar Portfolio -- Class B                -20.39%  -1.97%      NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares        -4.57%     NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares              -29.87%   4.98%      NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                            -6.45%  -1.41%      NA   03/01/94
 Federated International Small Company
  Fund II                                   -37.15%     NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                   -12.91%   5.74%   10.56%  10/09/86
 VIP Growth Portfolio -- Service Class 2    -25.27%   7.99%   10.36%  10/09/86
Fidelity Variable Insurance Products Fund
II ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                   -20.00%   6.81%      NA   01/03/95
Fidelity Variable Insurance Products Fund
III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                          -16.61%   6.23%      NA   12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2                                   -11.24%     NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                   -7.49%     NA       NA   05/01/97
 Money Market Fund**                         -3.92%   1.84%    2.14%  06/30/85
 Premier Growth Equity Fund                 -16.74%     NA       NA   12/12/97

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
 S&P 500(R) Index Fund                      -19.80%   6.57%   10.25%  04/14/85
 Small-Cap Value Equity Fund                  1.94%     NA       NA   05/01/00
 U.S. Equity Fund                           -16.09%   8.86%      NA   01/02/95
 Value Equity Fund                          -16.36%     NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    -46.51%   3.35%      NA   09/13/93
 Balanced Portfolio -- Service Shares       -12.60%  10.73%      NA   09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                    -29.15%     NA       NA   05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                    -24.19%     NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -44.29%     NA       NA   01/15/00
 Growth Portfolio -- Service Shares         -32.15%   5.38%      NA   09/13/93
 International Growth Portfolio -- Service
  Shares                                    -30.72%   6.52%      NA   05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                    -29.92%   7.38%      NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     -32.08%     NA       NA   05/03/99
 MFS(R) Investors Trust Series -- Service
  Class Shares                              -23.55%   3.75%      NA   10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                              -12.95%     NA       NA   04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                    -31.71%   7.02%      NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation
  Fund/VA -- Service Shares                 -19.99%  10.81%   12.35%  04/03/85
 Oppenheimer Global Securities Fund/VA --
   Service Shares                           -19.71%  12.03%   11.13%  11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 -17.85%   3.29%      NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                               -0.37%     NA       NA   02/16/99
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) -- Administrative
  Class Shares                               -5.50%     NA       NA   04/30/98
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government
  Bond Portfolio) -- Administrative Class
  Shares                                     -2.07%     NA       NA   04/30/99
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) -- Administrative
  Class Shares                                0.39%     NA       NA   12/24/97
Rydex Variable Trust
 OTC Fund                                   -42.19%     NA       NA   05/07/97
-------------------------------------------------------------------------------


 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.


** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.


The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance is available.


The AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Ultra Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust -- VT Income Fund of Boston, Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II -- International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company

Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable Series II -- SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable Series II -- SVS Dreman Small Cap Value Portfolio -- Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Table 5 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 5 assumes that the Annuitant and Joint Annuitant (if applicable) are older than age 70 at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

  (3) An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value).

The charge for the Optional Death Benefit and Optional Enhanced Death Benefit are not included in the calculations. In addition, we assume that you do not surrender contract and therefore, no surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.


                                    Table 5
                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period.
              (assuming each Annuitant age 70 or younger at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                          -24.44%   4.41%      NA   05/05/93
 AIM V.I. Growth Fund -- Series I Shares    -34.88%   2.32%      NA   05/05/93
 AIM V.I. Premier Equity Fund (formerly,
  AIM V.I. Value Fund) -- Series I Shares   -13.88%   8.04%      NA   05/05/93
Alliance Variable Series Fund, Inc.
 Growth and Income Portfolio -- Class B      -1.36%  12.66%   12.87%  01/14/91
 Premier Growth Portfolio -- Class B        -18.65%  10.64%      NA   06/26/92
 Quasar Portfolio -- Class B                -14.18%  -0.11%      NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares         1.76%     NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares              -23.74%   6.67%      NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                            -0.15%   0.43%      NA   03/01/94
 Federated International Small Company
  Fund II                                   -31.07%     NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                    -6.66%   7.41%   11.54%  10/09/86
 VIP Growth Portfolio -- Service Class 2    -19.11%   9.62%   11.34%  10/09/86
Fidelity Variable Insurance Products Fund
 II ("VIP II")
 VIP II Contrafund(R) Portfolio -- Service
  Class 2                                   -13.79%   8.46%      NA   01/03/95
Fidelity Variable Insurance Products Fund
 III ("VIP III")
 VIP III Growth & Income Portfolio --
   Service Class 2                          -10.38%   7.89%      NA   12/31/96
 VIP III Mid Cap Portfolio -- Service
  Class 2                                    -4.97%     NA       NA   12/28/98

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                   -1.19%     NA       NA   05/01/97
 Money Market Fund**                          2.40%   3.59%    3.06%  06/30/85
 Premier Growth Equity Fund                 -10.51%     NA       NA   12/12/97
 S&P 500(R) Index Fund                      -13.59%   8.23%   11.23%  04/14/85
 Small-Cap Value Equity Fund                  8.31%     NA       NA   05/01/00
 U.S. Equity Fund                            -9.85%  10.47%      NA   01/02/95
 Value Equity Fund                          -10.13%     NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    -40.50%   5.08%      NA   09/13/93
 Balanced Portfolio -- Service Shares        -6.34%  12.31%      NA   09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                     23.01%     NA       NA   05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                    -18.01%     NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -38.26%     NA       NA   01/15/00
 Growth Portfolio -- Service Shares         -26.03%   7.06%      NA   09/13/93
 International Growth Portfolio -- Service
  Shares                                    -24.59%   8.18%      NA   05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                    -23.79%   9.02%      NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     -25.97%     NA       NA   05/03/99
 MFS(R) Investors Trust Series -- Service
  Class Shares                              -17.37%   5.46%      NA   10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                               -6.68%     NA       NA   04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                    -25.59%   8.66%      NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation
  Fund/VA -- Service Shares                 -14.20%  12.03%   13.02%  04/03/85
 Oppenheimer Global Securities Fund/VA --
   Service Shares                           -13.50%  13.60%   12.12%  11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 -11.63%   5.01%      NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                                5.97%     NA       NA   02/16/99
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) -- Administrative
  Class Shares                                0.81%     NA       NA   04/30/98
 Long-Term U.S. Government Portfolio
  (formerly, Long-Term U.S. Government
  Bond Portfolio) -- Administrative Class
  Shares                                      4.26%     NA       NA   04/30/99
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) -- Administrative
  Class Shares                                6.74%     NA       NA   12/24/97
Rydex Variable Trust
 OTC Fund                                   -36.16%     NA       NA   05/07/97
-------------------------------------------------------------------------------

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance is available.


The AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Ultra Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust -- VT Income Fund of Boston, Eaton Vance Variable Trust -- VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2

Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund -- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II -- International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable Series II -- SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable Series II -- SVS Dreman Small Cap Value Portfolio -- Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Table 6 below reflects the non-standardized average annual total returns of the Subaccounts from the time the portfolios were declared effective by the SEC until December 31, 2001 for one, five and ten year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the contract had been in existence since the inception of the portfolios. Table 6 assumes that the Annuitant and Joint Annuitant (if applicable) are age 70 or younger at the time the contract is issued. Expenses include:

  (1) A mortality and expense risk charge of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

  (2) An administrative expense charge 0.15% (deducted daily at an effective annual rate of the assets in the Separate Account); and

  (3) An annual contract charge of $30 (assumed to be equivalent to 0.1% of the Contract Value.

The charge for the Optional Death Benefit and Optional Enhanced Death Benefit are not included in the calculations. In addition, we assume that you do not surrender contract and therefore, no surrender charges are assumed.

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.


                                    Table 6
                         Non-Standard Performance Data
        assuming no surrender at the end of the applicable time period.
                (assuming either Annuitant over age 70 at issue)

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund --
   Series I Shares                          -24.59%   4.20%      NA   05/05/93
 AIM V.I. Growth Fund -- Series I Shares    -35.02%   2.11%      NA   05/05/93
 AIM V.I. Premier Equity Fund (formerly,
  AIM V.I. Value Fund) -- Series I Shares   -14.06%   7.82%      NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Growth and Income Portfolio -- Class B      -1.56%  12.43%   12.64%  01/14/91
 Premier Growth Portfolio -- Class B        -18.81%  10.41%      NA    6/26/92
 Quasar Portfolio -- Class B                -14.35%  -0.31%      NA   08/05/96
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Portfolio -- Initial Shares         1.55%     NA       NA   12/15/99
 The Dreyfus Socially Responsible Growth
  Fund, Inc. -- Initial Shares              -23.90%   6.45%      NA   10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                            -0.36%   0.22%      NA   03/01/94
 Federated International Small Company
  Fund II                                   -31.21%     NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 ("VIP")
 VIP Equity-Income Portfolio -- Service
  Class 2                                    -6.85%   7.19%   11.32%  10/09/86
 VIP Growth Portfolio -- Service Class 2    -19.27%   9.40%   11.12%  10/09/86
Fidelity Variable Insurance Products Fund
 II ("VIP II")
 VIP II Contrafund(R) Portfolio             -13.97%   8.24%      NA   01/03/95
Fidelity Variable Insurance Products Fund
 III ("VIP III")
 VIP III Growth & Income Portfolio          -10.56%   7.67%      NA   12/31/96
 VIP III Mid Cap Portfolio                   -5.16%     NA       NA   12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                   -1.39%     NA       NA   05/01/97
 Money Market Fund**                          2.19%   3.38%    2.85%  06/30/85

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/01 12/31/01 12/31/01   Date*
-------------------------------------------------------------------------------
 Premier Growth Equity Fund                 -10.69%     NA       NA   12/12/97
 S&P 500(R) Index Fund                      -13.77%   8.01%   11.01%  04/14/85
 Small-Cap Value Equity Fund                  8.09%     NA       NA   05/01/00
 U.S. Equity Fund                           -10.04%  10.25%      NA   01/02/95
 Value Equity Fund                          -10.31%     NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                    -40.63%   4.87%      NA   09/13/93
 Balanced Portfolio -- Service Shares        -6.53%  12.08%      NA   09/13/93
 Capital Appreciation Portfolio -- Service
  Shares                                    -23.17%     NA       NA   05/01/97
 Global Life Sciences Portfolio -- Service
  Shares                                    -18.18%     NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                    -38.39%     NA       NA   01/15/00
 Growth Portfolio -- Service Shares         -26.19%   6.84%      NA   09/13/93
 International Growth Portfolio -- Service
  Shares                                    -24.74%   7.96%      NA   05/02/94
 Worldwide Growth Portfolio -- Service
  Shares                                    -23.94%   8.80%      NA   09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series --
   Service Class Shares                     -26.12%     NA       NA   05/03/99
 MFS(R) Investors Trust Series -- Service
  Class Shares                              -17.54%   5.25%      NA   10/09/95
 MFS(R) New Discovery Series -- Service
  Class Shares                               -6.88%     NA       NA   04/29/98
 MFS(R) Utilities Series -- Service Class
  Shares                                    -25.74%   8.44%      NA   01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation
  Fund/VA -- Service Shares                 -14.38%  11.80%   12.79%  04/03/85
 Oppenheimer Global Securities Fund/VA --
   Service Shares                           -13.68%  13.37%   11.89%  11/12/90
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                 -11.81%   4.79%      NA   07/05/95
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Class Shares                                5.76%     NA       NA   02/16/99
 High Yield Portfolio (formerly, High
  Yield Bond Portfolio) -- Administrative
  Class Shares                                0.60%     NA       NA   04/30/98
 Long-Term U.S. Government
  Portfolio (formerly, Long-Term U.S.
  Government Bond Portfolio) --
   Administrative Class Shares                4.05%     NA       NA   04/30/99
 Total Return Portfolio (formerly, Total
  Return Bond Portfolio) -- Administrative
  Class Shares                                6.52%     NA       NA   12/24/97
Rydex Variable Trust
 OTC Fund                                   -36.29%     NA       NA   05/07/97
-------------------------------------------------------------------------------


 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.
** Yield more closely reflects current earnings of the GE Investments Funds, Inc. -- Money Market Fund than its total return.

The GE Investments Funds, Inc. -- Income Fund, the Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II Shares were added to the Separate Account on May 1, 2002. Therefore, no non-standardized performance is available.


The AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I Shares, American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, American Century Variable Portfolios, Inc. -- VP International Fund -- Class I, American Century Variable Portfolios, Inc. --
 VP Ultra Fund -- Class I, American Century Variable Portfolios, Inc. -- VP Value Fund -- Class I, Dreyfus Investment Portfolios -- MidCap Stock
Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, Eaton Vance Variable Trust -- VT Income Fund of Boston, Eaton Vance Variable
Trust -- VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund --
Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Franklin Templeton Variable Insurance Products Trust -- Templeton Global Asset Allocation Fund

-- Class 2 Shares, J.P. Morgan Series Trust II -- Bond Portfolio, J.P. Morgan Series Trust II -- International Opportunities Portfolio, J.P. Morgan Series Trust II -- Mid Cap Value Portfolio, J.P. Morgan Series Trust II -- Small Company Portfolio, J.P. Morgan Series Trust II -- U.S. Disciplined Equity Portfolio, MFS(R) Variable Insurance Trust -- MFS(R) Strategic Income Series --
 Service Class Shares, MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares, Oppenheimer Variable Account Funds --
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, Scudder Variable Series II -- SVS Dreman High Return Equity Portfolio -- Class B Shares, and Scudder Variable Series II -- SVS Dreman Small Cap Value
Portfolio -- Class B Shares were added to the Separate Account on June 28, 2002. Therefore, no non-standardized performance information is available.

Statement of Additional Information
Table of Contents


                                                                       Page
The Contracts.........................................................   3
  Transfer of Annuity Units...........................................   3
  Net Investment Factor...............................................   3
Termination of Participation Agreements...............................   3
Calculation of Performance Data.......................................   4
  Subaccounts Investing in GE Investments Funds, Inc. -- Money Market
   Fund and the Dreyfus Variable Investment Fund -- Money Market
   Portfolio..........................................................   4
  Other Subaccounts...................................................   6
  Other Performance Data..............................................   7
Federal Tax Matters...................................................   7
  Taxation of GE Life and Annuity Assurance Company...................   7
  IRS Required Distributions..........................................   7
General Provisions....................................................   8
  Using the Contracts as Collateral...................................   8
  The Beneficiary.....................................................   8
  Non-Participating...................................................   8
  Misstatement of Age or Gender.......................................   8
  Incontestability....................................................   8
  Statement of Values.................................................   9
  Trust as Owner or Beneficiary.......................................   9
  Written Notice......................................................   9
Distribution of the Contracts.........................................   9
Legal Developments Regarding Employment-Related Benefit Plans.........   9
Regulation of GE Life and Annuity Assurance Company...................   9
Experts...............................................................   9
Financial Statements..................................................  10

                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

GE Life and Annuity Assurance Company
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                      Street

________________________________________________________________________________
     City                                               State             Zip

Signature of Requestor: ________________________________________________________
                                            Date

                     GE Life & Annuity Separate Account 4

                                    Part B

                      Statement of Additional Information
                                    For the
              Flexible Premium Variable Deferred Annuity Contract
                                Form P1154 4/00

                                  Offered by

                     GE Life and Annuity Assurance Company

                             6610 W. Broad Street
                           Richmond, Virginia 23230

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the above-named flexible premium variable deferred annuity contract offered by GE Life and Annuity Assurance Company. You may obtain a copy of the prospectus dated May 1, 2002 as amended June 28, 2002 by calling (800) 352-9910, or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The prospectus is also available on the SEC's website at http://www.sec.gov. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.


                  This Statement of Additional Information is
            not a prospectus and should be read only in conjunction
          with the prospectuses for the contract and the portfolios.

Dated May 1, 2002, as amended June 28, 2002

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                                           Page
                                                                           ----
The Contracts.............................................................   3
  Transfer of Annuity Units...............................................   3
  Net Investment Factor...................................................   3

Termination of Participation Agreements...................................   3

Calculation of Performance Data...........................................   4
  Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund
   and the Dreyfus Variable Investment Fund -- Money Market Portfolio.....   4
  Other Subaccounts.......................................................   6
  Other Performance Data..................................................   7

Federal Tax Matters.......................................................   7
  Taxation of GE Life and Annuity Assurance Company.......................   7
  IRS Required Distributions..............................................   7

General Provisions........................................................   8
  Using the Contracts as Collateral.......................................   8
  The Beneficiary.........................................................   8
  Non-Participating.......................................................   8
  Misstatement of Age or Gender...........................................   8
  Incontestability........................................................   8
  Statement of Values.....................................................   9
  Trust as Owner or Beneficiary...........................................   9
  Written Notice..........................................................   9

Distribution of the Contracts.............................................   9

Legal Developments Regarding Employment-Related Benefit Plans.............   9

Regulation of GE Life and Annuity Assurance Company.......................   9

Experts...................................................................   9

Financial Statements......................................................  10

The Contracts

Transfer of Annuity Units

   At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

   The number of Annuity Units to be transferred is (a) times (b) divided by
(c) where:

    (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

    (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

    (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

   If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, the Company will transfer the remaining Annuity Units in addition to the amounts requested. The Company will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

   The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a Contract for a Valuation Period is (a) divided by (b) minus (c) where:

  (a) is the result of:

    (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

    (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

    (4) any amount charged against that Subaccount for taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount; and

  (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

  (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge; this factor is shown in your contract.

   We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

   The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

   AIM Variable Insurance Funds. This agreement may be terminated by the parties on six months' advance written notice.

   Alliance Variable Products Series Fund, Inc. This agreement may be terminated by the parties on six months' advance written notice.

   Dreyfus. This agreement may be terminated by the parties on six months' advance written notice.

   Federated Insurance Series. This agreement may be terminated by the parties on six months' advance written notice.

   Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III ("The Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contractowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

   GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

   MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

   Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

   PIMCO Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

   Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

   Van Kampen Life Investment Trust. This agreement may be terminated by the parties on 60 days' advance written notice.

Calculation of Performance Data

   From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund


   From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money

Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue (deducted daily at an effective annual rate of 1.35% of Contract Value in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). The annual contract charge is only deducted if Contract Value at the time of deduction is $40,000 or less. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:


  Current Yield = ((NCP - ES)/UV) X (365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV  = the unit value on the first day of the seven-day period.

   We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:


  Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV  = the unit value for the first day of the seven-day period.

   The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount investing in the GE Investments Funds, Inc. -- Money Market Funds or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund or will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.


   Yield calculations do not take into account the surrender charge under the contract or charges for any optional Death Benefit riders.

  Current Yield 0.22% as of December 31, 2001


  Effective Yield 0.22% as of December 31, 2001


  Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

   Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that began before the contract was available, performance data will be based on the performance of the underlying portfolios, adjusted for the level of the Separate Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

  1. We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment portfolio (after deductions for portfolio charges and expenses, the administrative expense charge (deducted daily at an effective annual rate of .15% of Contract Value in the Separate Account), and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.55% of Contract Value in the Separate Account).)

  2. The annual contract charge is $30 deducted at the beginning of each contract year and is waived if the Contract Value is more than $40,000 at the time the charge is due. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to .1% of Contract Value.

  3. The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of five years or less will therefore reflect the deduction of a surrender charge.

  4. Standardized total return consider the charges for any Optional Death Benefits.

  5. Standardized total return does not reflect the deduction of any premium taxes.

  6. Standardized total return will then be calculated according to the following formula:

  TR =  (ERV/P)1/N-1
where:

  TR =  the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  N =   the duration of the period (in years).

   The Funds have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Funds, we have not independently verified such information.

Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

  CTR =  (ERV/P)-1

where:

  CTR =  the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P   =  a hypothetical single investment of $1,000.

   Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

   Other non-standard quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standard quotations of Subaccount performance with standard performance quotations.

Federal Tax Matters

Taxation of GE Life and Annuity Assurance Company

   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the "Federal Tax Matters" section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

   In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Contract to provide that (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

   The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

   A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment. The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment.

   A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

The Beneficiary

   You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

   The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

   If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

   We will not contest the contract.

Statement Of Values

   At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and charges made during the report period.

Trust as Owner or Beneficiary

   If a trust is named as the owner or beneficiary of this policy and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of policy benefits to the trustee shall release us from all obligations under the policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

Distribution of the Contracts

   The offering is continuous, and Capital Brokerage Corporation does not anticipate discontinuing the offering of the contracts. However, the Company does reserve the right to discontinue the offering of the contracts.

Legal Developments Regarding Employment-Related Benefit Plans

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of GE Life and Annuity Assurance Company

   Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, the Company is licensed to do business in the District of Columbia and all states, except New York.

Experts

   The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2001 and for each of the years or lesser periods in the two-year period ended December 31, 2001, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   The report of KPMG LLP dated January 15, 2002 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains explanatory paragraphs that state that the Company changed its method of accounting for derivatives in 2001 and for insurance-related assessments in 1999.

Financial Statements

   This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2001 and for each of the years or lesser periods in the two-year period then ended. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-14

Statements of Changes in Net Assets........................................ F-27

Notes to Financial Statements.............................................. F-49

                         INDEPENDENT AUDITORS' REPORT

Contractholders
GE Life & Annuity Separate Account 4
  and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities, of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III-- Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund-Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II-Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III-Service Class 2--Growth & Income and Mid Cap Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series-Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, and Equity Income Portfolios; the Janus Aspen Series-Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc.--Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. New Technology, AIM V.I. Growth, AIM V.I. Value, AIM V.I. Capital Development, AIM V.I. Growth & Income, AIM V.I. Global Utilities, and AIM V.I. Government Securities Funds; the MFS Variable Insurance Trust--MFS Investors Growth Stock, MFS Investors Trust, MFS New Discovery, and MFS Utility Series; the Dreyfus--Dreyfus Investment Portfolios-Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust--OTC Fund; the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios; and the Prudential Series Fund, Inc.--SP Prudential U.S. Emerging Growth, SP Jennison International Growth, and Prudential Jennison Portfolios) as of December 31, 2001, the related statements of operations for the aforementioned funds and the Janus Aspen Series--High Yield Portfolio of GE Life & Annuity Separate Account 4 for the year or lesser period then ended, the related statements of changes in net assets for the aforementioned funds and the Janus Aspen Series--High Yield Portfolio of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2001, and the financial highlights for the year or lesser period ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2001 and the results of their operations for the year or lesser period then ended, changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2001, and their financial highlights for the year or lesser period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                                              GE Investments Funds, Inc.
                   -----------------------------------------------------------------------------------------------------------
                     S&P 500                            International Real Estate  Global     Mid-Cap                  U.S.
                      Index        Money       Total       Equity     Securities   Income   Value Equity   Income     Equity
                       Fund     Market Fund Return Fund     Fund         Fund       Fund        Fund        Fund       Fund
                   ------------ ----------- ----------- ------------- ----------- --------- ------------ ---------- ----------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund
  (29,089,161
  shares; cost --
   $707,575,370).. $616,399,330         --          --          --           --         --          --          --         --
 Money Market
  Fund
  (656,435,432
  shares; cost --
   $656,435,432)..          --  656,435,432         --          --           --         --          --          --         --
 Total Return
  Fund (8,679,314
  shares; cost --
   $130,960,506)..          --          --  125,763,255         --           --         --          --          --         --
 International
  Equity Fund
  (4,285,886
  shares; cost --
   $43,049,471)..           --          --          --   35,487,137          --         --          --          --         --
 Real Estate
  Securities Fund
  (5,913,892
  shares; cost --
   $82,806,275)..           --          --          --          --    87,408,646        --          --          --         --
 Global Income
  Fund (932,055
  shares; cost --
   $9,143,343)...           --          --          --          --           --   8,714,711         --          --         --
 Mid-Cap Value
  Equity Fund
  (10,291,295
  shares;
  cost --
   $160,402,308)..          --          --          --          --           --         --  161,161,686         --         --
 Income Fund
  (7,417,491
  shares; cost --
   $92,350,616)..           --          --          --          --           --         --          --   90,938,435        --
 U.S. Equity Fund
  (2,649,849
  shares; cost --
   $92,804,284)..           --          --          --          --           --         --          --          --  85,351,640
 Premier Growth
  Equity Fund
  (1,183,376
  shares;
  cost --
   $91,802,741)..           --          --          --          --           --         --          --          --         --
 Value Equity
  Fund (982,640
  shares; cost --
   $8,960,450)...           --          --          --          --           --         --          --          --         --
 Small-Cap Value
  Equity Fund
  (1,676,026
  shares;
  cost --
   $19,401,269)..           --          --          --          --           --         --          --          --         --
Receivable from
 affiliate.......           --       73,035         --            1          --         --          --          --         --
Receivable for
 units sold......       288,129  18,436,950      17,810         --           --         --    1,749,218      67,321    147,903
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
 Total assets....   616,687,459 674,945,417 125,781,065  35,487,138   87,408,646  8,714,711 162,910,904  91,005,756 85,499,543
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       511,376     480,805     110,742      19,913       55,106      3,825     124,061      64,764     51,005
Payable for units
 withdrawn.......       338,633         533         --    2,767,488    2,302,225    174,119     293,543      47,507        --
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
 Total
  liabilities....       850,009     481,338     110,742   2,787,401    2,357,331    177,944     417,604     112,271     51,005
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
Net assets.......  $615,837,450 674,464,079 125,670,323  32,699,737   85,051,315  8,536,767 162,493,300  90,893,485 85,448,538
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Analysis of net
 assets:
Attributable to:
 Variable
  deferred
  annuity
  contractholders..$615,837,450 674,464,079 125,670,323  19,201,795   64,219,919  3,243,757 157,145,252  90,893,485 85,448,538
 GE Life and
  Annuity
  Assurance
  Company........           --          --          --   13,497,942   20,831,396  5,293,010   5,348,048         --         --
                   ------------ ----------- -----------  ----------   ----------  --------- -----------  ---------- ----------
Net assets.......  $615,837,450 674,464,079 125,670,323  32,699,737   85,051,315  8,536,767 162,493,300  90,893,485 85,448,538
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type I...       603,299   3,237,897     329,490      69,869      182,258     26,072     370,507     964,324    148,206
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 I...............  $      46.51       17.22       37.36       12.65        21.46      10.03       17.07       12.10      11.22
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type II..     8,557,014  17,320,111   2,104,312     919,209    2,007,545    300,934   4,353,777   4,478,530  3,262,755
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 II..............  $      44.94       16.64       36.10       12.49        21.11       9.91       16.87       11.98      11.12
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type
 III.............    17,208,862  22,228,201   3,102,244     707,187    1,162,740        --    4,911,126   2,019,964  3,528,046
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 III.............  $       8.92       11.04       10.81        8.27        14.33        --        11.77       11.20      10.19
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type IV..     2,084,126   4,564,152     372,552     121,898       93,831        --      532,256     257,747    313,046
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 IV..............  $       8.32       10.94       10.36        8.11        13.10        --        10.22       11.27       9.29
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type V...         6,754   1,890,168         --          --         3,236        --        2,066       3,905      4,772
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 V...............  $       8.00        1.06         --          --         11.79        --        11.02       11.26       9.04
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type VI..     3,034,072   2,491,737         --          --           --         --      952,179         --     596,270
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 VI..............  $       7.82       10.49         --          --           --         --        11.10         --        8.87
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Outstanding
 units: Type
 VII.............     1,104,277     671,871         --          --           --         --      319,791         --     374,328
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
Net asset value
 per unit: Type
 VII.............  $       7.79       10.46         --          --           --         --        11.06         --        8.85
                   ============ =========== ===========  ==========   ==========  ========= ===========  ========== ==========
                      Premier      Value    Small-Cap
                   Growth Equity  Equity   Value Equity
                       Fund        Fund        Fund
                   ------------- --------- ------------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund
  (29,089,161
  shares; cost --
   $707,575,370)..         --          --          --
 Money Market
  Fund
  (656,435,432
  shares; cost --
   $656,435,432)..         --          --          --
 Total Return
  Fund (8,679,314
  shares; cost --
   $130,960,506)..         --          --          --
 International
  Equity Fund
  (4,285,886
  shares; cost --
   $43,049,471)..          --          --          --
 Real Estate
  Securities Fund
  (5,913,892
  shares; cost --
   $82,806,275)..          --          --          --
 Global Income
  Fund (932,055
  shares; cost --
   $9,143,343)...          --          --          --
 Mid-Cap Value
  Equity Fund
  (10,291,295
  shares;
  cost --
   $160,402,308)..         --          --          --
 Income Fund
  (7,417,491
  shares; cost --
   $92,350,616)..          --          --          --
 U.S. Equity Fund
  (2,649,849
  shares; cost --
   $92,804,284)..          --          --          --
 Premier Growth
  Equity Fund
  (1,183,376
  shares;
  cost --
   $91,802,741)..   82,055,315         --          --
 Value Equity
  Fund (982,640
  shares; cost --
   $8,960,450)...          --    8,853,585         --
 Small-Cap Value
  Equity Fund
  (1,676,026
  shares;
  cost --
   $19,401,269)..          --          --   20,129,068
Receivable from
 affiliate.......          --          --          --
Receivable for
 units sold......      172,263      92,443      71,644
                   ------------- --------- ------------
 Total assets....   82,227,578   8,946,028  20,200,712
                   ------------- --------- ------------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       52,034       7,542      10,209
Payable for units
 withdrawn.......          --          --          --
                   ------------- --------- ------------
 Total
  liabilities....       52,034       7,542      10,209
                   ------------- --------- ------------
Net assets.......   82,175,544   8,938,486  20,190,503
                   ============= ========= ============
Analysis of net
 assets:
Attributable to:
 Variable
  deferred
  annuity
  contractholders.. 82,175,544   8,938,486  20,190,503
 GE Life and
  Annuity
  Assurance
  Company........          --          --          --
                   ------------- --------- ------------
Net assets.......   82,175,544   8,938,486  20,190,503
                   ============= ========= ============
Outstanding
 units: Type I...       72,776         --          --
                   ============= ========= ============
Net asset value
 per unit: Type
 I...............         9.90         --          --
                   ============= ========= ============
Outstanding
 units: Type II..    2,201,591         --          --
                   ============= ========= ============
Net asset value
 per unit: Type
 II..............         9.83         --          --
                   ============= ========= ============
Outstanding
 units: Type
 III.............    4,926,747     375,400     764,830
                   ============= ========= ============
Net asset value
 per unit: Type
 III.............         9.79        9.18       12.06
                   ============= ========= ============
Outstanding
 units: Type IV..      419,925     118,284     108,992
                   ============= ========= ============
Net asset value
 per unit: Type
 IV..............         9.78        9.17       12.05
                   ============= ========= ============
Outstanding
 units: Type V...          207         --          --
                   ============= ========= ============
Net asset value
 per unit: Type
 V...............         8.75         --          --
                   ============= ========= ============
Outstanding
 units: Type VI..      679,903     321,742     603,772
                   ============= ========= ============
Net asset value
 per unit: Type
 VI..............         8.46        8.93       12.31
                   ============= ========= ============
Outstanding
 units: Type
 VII.............      203,781     172,415     181,000
                   ============= ========= ============
Net asset value
 per unit: Type
 VII.............         8.44        8.90       12.27
                   ============= ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                         Oppenheimer Variable
                                                                                        Account Funds -- Class
                                       Oppenheimer Variable Account Funds                      2 Shares
                          ------------------------------------------------------------- ----------------------
                                                                                                   Main Street
                                          Capital    Aggressive     High      Multiple    Global    Growth &
                                        Appreciation   Growth      Income    Strategies Securities   Income
                          Bond Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA    Fund/VA     Fund/VA
                          ------------- ------------ ----------- ----------- ---------- ---------- -----------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA
  (11,600,900 shares;
  cost --
   $131,662,241)........  $ 130,046,087         --           --          --         --         --         --
 Capital Appreciation
  Fund/VA (8,234,732
  shares; cost --
   $328,923,934)........            --  301,226,488          --          --         --         --         --
 Aggressive Growth
  Fund/VA (4,809,102
  shares; cost --
   $284,083,190)........            --          --   195,826,647         --         --         --         --
 High Income Fund/VA
  (14,266,814 shares;
  cost --
   $144,904,288)........            --          --           --  121,838,594        --         --         --
 Multiple Strategies
  Fund/VA (5,885,540
  shares; cost --
   $92,928,859).........            --          --           --          --  90,637,320        --         --
Investments in
 Oppenheimer Variable
 Account Funds -- Class
 2 shares;
 at fair value (note 2):
 Global Securities
  Fund/VA (855,352
  shares; cost --
   $19,348,147).........            --          --           --          --         --  19,484,918        --
 Main Street Growth &
  Income Fund/VA
  (1,099,188 shares;
  cost -- $21,320,543)..            --          --           --          --         --         --  20,829,608
Receivable from
 affiliate..............            --          --           --          --         --         --         --
Receivable for units
 sold...................        183,211   1,239,513       48,451       9,858     52,688    479,802    225,572
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
 Total assets...........    130,229,298 302,466,001  195,875,098 121,848,452 90,690,008 19,964,720 21,055,180
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        132,564     248,020      175,680      90,274     71,981     10,260     13,827
Payable for units
 withdrawn..............      1,931,743      34,413       80,664     141,183      3,399        --         --
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
 Total liabilities......      2,064,307     282,433      256,344     231,457     75,380     10,260     13,827
                          ------------- -----------  ----------- ----------- ---------- ---------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 128,164,991 302,183,568  195,618,754 121,616,995 90,614,628 19,954,460 21,041,353
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 I......................        522,745     684,426    1,046,982     682,884    609,630        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $       24.03       55.03        43.88       30.71      32.74        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 II.....................      3,460,570   3,602,443    2,697,267   2,829,310  1,710,953        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $       23.22       53.17        42.40       29.67      31.63        --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 III....................      2,996,459   5,813,569    3,160,573   1,565,613  1,253,764    797,433    684,833
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $       10.72       11.19        10.16        9.61      11.55       9.21       8.85
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 IV.....................        290,069     735,051      337,019     178,281    190,985     86,595    140,805
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $       10.78       10.78         9.50        9.28      10.77       9.20       8.84
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 V......................            --          --           --          --         --         --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type V...........  $         --          --           --          --         --         --         --
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 VI.....................            --          --           --          --         --   1,175,084  1,249,865
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type VI..........  $         --          --           --          --         --        8.14       7.98
                          ============= ===========  =========== =========== ========== ========== ==========
Outstanding units: Type
 VII....................            --          --           --          --         --     276,877    473,200
                          ============= ===========  =========== =========== ========== ========== ==========
Net asset value per
 unit: Type VII.........  $         --          --           --          --         --        8.12       7.95
                          ============= ===========  =========== =========== ========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                Variable Insurance     Variable Insurance Products Fund
                           Variable Insurance Products Fund      Products Fund II                     III
                         ------------------------------------ ----------------------- -----------------------------------
                                                                 Asset                 Growth &      Growth
                         Equity-Income   Growth     Overseas    Manager   Contrafund    Income    Opportunities  Mid Cap
                           Portfolio    Portfolio  Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                         ------------------------- ---------- ----------- ----------- ----------- ------------- ---------
Investments in Variable Insurance
 Products Fund, at fair value (note
 2):
 Equity-Income
  Portfolio (25,664,825
  shares; cost --
   $577,901,893).......  $ 583,874,764         --         --          --          --          --          --        --
 Growth Portfolio
  (13,886,977 shares;
  cost --
   $569,404,055).......            --  466,741,285        --          --          --          --          --        --
 Overseas Portfolio
  (4,728,772 shares;
  cost --
   $86,181,753)........            --          --  65,635,357         --          --          --          --        --
Investments in Variable Insurance
 Products Fund II, at fair value (note
 2):
 Asset Manager
  Portfolio (19,141,528
  shares; cost --
   $297,401,103).......            --          --         --  277,743,572         --          --          --        --
 Contrafund Portfolio
  (20,142,862 shares;
  cost --
   $448,372,982).......            --          --         --          --  405,475,814         --          --        --
Investments in Variable Insurance
 Products Fund III, at fair value
 (note 2):
 Growth & Income
  Portfolio (9,648,410
  shares;
  cost --
   $145,248,478).......            --          --         --          --          --  127,262,532         --        --
 Growth Opportunities
  Portfolio (3,862,164
  shares;
  cost --
   $77,673,465)........            --          --         --          --          --          --   58,434,546       --
 Mid Cap Portfolio
  (1,111 shares;
  cost -- $21,239).....            --          --         --          --          --          --          --     21,784
Receivable from
 affiliate.............            --       17,176          1         --       31,573         --          --        --
Receivable for units
 sold..................         47,053      60,376      8,315         403     114,115      11,335      27,379       --
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
 Total assets..........    583,921,817 466,818,837 65,643,673 277,743,975 405,621,502 127,273,867  58,461,925    21,784
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............        501,050     243,651     53,723     179,339     255,908     113,088      58,581         5
Payable for units
 withdrawn.............      1,641,975   3,052,549  2,449,600     103,908     144,644      48,961      98,125       --
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
 Total liabilities.....      2,143,025   3,296,200  2,503,323     283,247     400,552     162,049     156,706         5
                         ------------- ----------- ---------- ----------- ----------- -----------  ----------    ------
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $ 581,778,792 463,522,637 63,140,350 277,460,728 405,220,950 127,111,818  58,305,219    21,779
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 I.....................      2,514,863   1,923,051  1,258,600   6,746,394   1,463,180     346,968     220,327       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type I..........  $       43.63       52.86      20.72       27.58       25.87       14.71       10.83       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 II....................      9,234,283   4,744,104  1,347,035   2,740,751  10,463,953   5,388,110   3,701,867       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type II.........  $       42.16       51.08      20.02       26.75       25.42       14.54       10.70       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 III...................      6,973,887  12,207,225  1,013,208   1,657,965   9,684,799   4,216,916   2,034,188       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type III........  $       10.64        9.04       8.53        9.65        9.33        9.11        7.12       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 IV....................        917,825   1,048,860    179,907     220,652   1,229,421     607,616     268,664       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type IV.........  $        9.30        8.76       8.07        9.43        8.96        8.54        6.79       --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 V.....................            --          --         --          --          --        6,651         194     2,055
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type V..........  $         --          --         --          --          --         8.97        7.54     10.60
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 VI....................            --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type VI.........  $         --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Outstanding units: Type
 VII...................            --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======
Net asset value per
 unit: Type VII........  $         --          --         --          --          --          --          --        --
                         ============= =========== ========== =========== =========== ===========  ==========    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                  Variable Insurance
                            Variable Insurance    Products Fund II --  Variable Insurance
                             Products Fund --                         Products Fund III --
                              Service Class 2       Service Class 2      Service Class 2
                          ----------------------- ------------------- ---------------------
                            Equity-                                    Growth &
                             Income      Growth       Contrafund        Income    Mid Cap
                           Portfolio   Portfolio       Portfolio      Portfolio  Portfolio
                          ------------ ---------- ------------------- ---------- ----------
Assets
Investments in Variable
 Insurance Products
 Fund -- Service Class
 2, at fair value (note
 2):
 Equity-Income Portfolio
  (1,482,622 shares;
  cost -- $33,552,226)..  $ 33,492,435        --             --                         --
 Growth Portfolio
  (880,067 shares;
  cost -- $30,608,892)..           --  29,341,419            --              --
Investments in Variable
 Insurance Products Fund
 II -- Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio
  (1,308,270 shares;
  cost -- $26,826,072)..           --         --      26,165,400             --         --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):
 Growth & Income
  Portfolio (972,304
  shares; cost --
  $12,825,477)..........           --         --             --       12,708,012        --
 Mid Cap Portfolio
  (1,626,263 shares;
  cost -- $30,399,344)..           --         --             --              --  31,695,863
Receivable from
 affiliate..............           --         --             --              --         --
Receivable for units
 sold...................       197,486     98,336        100,131         133,104    548,113
                          ------------ ----------     ----------      ---------- ----------
 Total assets...........    33,689,921 29,439,755     26,265,531      12,841,116 32,243,976
                          ------------ ----------     ----------      ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        17,166     15,386         13,608           6,702     16,121
Payable for units
 withdrawn..............           --         --             436             --         --
                          ------------ ----------     ----------      ---------- ----------
 Total liabilities......        17,166     15,386         14,044           6,702     16,121
                          ------------ ----------     ----------      ---------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 33,672,755 29,424,369     26,251,487      12,834,414 32,227,855
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 I......................           --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type I...........  $        --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 II.....................           --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type II..........  $        --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 III....................     1,400,128  1,258,983      1,052,251         500,280    923,291
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type III.........  $       9.80       7.97           8.87            8.98      10.26
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 IV.....................       124,443    272,129        215,181         103,917     82,604
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type IV..........  $       9.79       7.97           8.87            8.97      10.26
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 V......................           --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type V...........  $        --         --             --              --         --
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 VI.....................     1,247,800  1,934,977      1,382,517         566,471  1,749,762
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type VI..........  $      10.31       6.79           8.08            8.76      10.18
                          ============ ==========     ==========      ========== ==========
Outstanding units: Type
 VII....................       570,855    603,088        476,256         280,032    403,825
                          ============ ==========     ==========      ========== ==========
Net asset value per
 unit: Type VII.........  $      10.28       6.77           8.06            8.74      10.14
                          ============ ==========     ==========      ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                      Federated Insurance
                                                                       Series -- Service
                               Federated Insurance Series                   Shares           Alger American Fund
                    ------------------------------------------------- ------------------- --------------------------
                                                        International
                      American      High                    Small            High             Small       LargeCap
                      Leaders    Income Bond  Utility      Company        Income Bond     Capitalization   Growth
                      Fund II      Fund II    Fund II      Fund II          Fund II         Portfolio     Portfolio
                    ------------ ----------- ---------- ------------- ------------------- -------------- -----------
 Assets
 Investments in
 Federated
 Insurance Series,
 at fair value
 (note 2):
 American Leaders
 Fund II
 (5,353,922
 shares; cost --
  $106,223,990)...  $103,063,004        --          --          --               --                --            --
 High Income Bond
 Fund II
 (7,380,544
 shares; cost --
  $61,597,854)....           --  56,977,797         --          --               --                --            --
 Utility Fund II
 (4,420,853
 shares; cost --
  57,584,779).....           --         --   45,844,242                          --                --            --
 International
 Small Company
 Fund II (321,543
 shares; cost --
  $1,909,673).....           --         --          --    1,784,565                                --            --
 Investments in
 Federated
 Insurance
 Series -- Service
 Shares, at fair
 value (note 2):
 High Income Bond
 Fund II (943,222
 shares; cost --
  $7,412,368).....           --         --          --          --         7,281,671               --            --
 Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
 Capitalization
 Portfolio
 (5,666,829
 shares; cost --
  $148,930,278)...           --         --          --          --               --         93,786,022           --
 LargeCap Growth
 Portfolio
 (7,659,071
 shares; cost --
  $391,294,692)...           --         --          --          --               --                --    281,624,042
 Investments in
 PBHG Insurance
 Series Fund,
 Inc., at fair
 value (note 2):
 PBHG Large Cap
 Growth Portfolio
 (2,463,062
 shares; cost --
 $59,458,461).....           --         --          --          --               --                --            --
 PBHG Growth II
 Portfolio
 (2,674,761
 shares; cost --
  $31,934,956)....           --         --          --          --               --                --            --
 Receivable from
 affiliate........           --         --          --          --               --                --            --
 Receivable for
 units sold.......        29,799  2,065,346         219       5,725           36,060           333,380     3,204,755
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
  Total assets....   103,092,803 59,043,143  45,844,461   1,790,290        7,317,731        94,119,402   284,828,797
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
 Liabilities
 Accrued expenses
 payable to
 affiliate (note
 4)...............        91,529     54,961      43,224         947            3,718            97,158       224,823
 Payable for units
 withdrawn........           241      3,072     172,900     473,620            1,158            19,202         5,612
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
 Total
 liabilities......        91,770     58,033     216,124     474,567            4,876           116,360       230,435
                    ------------ ----------  ----------   ---------        ---------        ----------   -----------
 Net assets
 attributable to
 variable deferred
 annuity
 contractholders..  $103,001,033 58,985,110  45,628,337   1,315,723        7,312,855        94,003,042   284,598,362
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type I....       294,487    214,386     202,066         --               --            642,187       723,585
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 I................  $      17.01      13.98       14.67         --               --               8.64         19.07
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type II...     4,307,323  2,986,440   2,347,057         --               --          7,002,914     9,078,703
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 II...............  $      16.77      13.74       14.41         --               --               8.50         18.77
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type III..     2,224,709  1,497,811     988,491      60,091          309,175         3,603,281     9,699,706
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 III..............  $       9.98       8.85        7.95        6.97             9.96              7.03          9.11
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type IV...       397,695    197,752     129,702      16,924           45,977           528,445     1,392,133
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 IV...............  $       8.94       8.59        7.59        6.96             9.96              6.81          8.64
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type V....           --         --          --          --               --                --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 V................  $        --         --          --          --               --                --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type VI...           --         --          --      111,247          267,415               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 VI...............  $        --         --          --         5.78             9.19               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Outstanding
 units: Type VII..           --         --          --       23,627          143,887               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
 Net asset value
 per unit: Type
 VII..............  $        --         --          --         5.76             9.16               --            --
                    ============ ==========  ==========   =========        =========        ==========   ===========
                    PBHG Insurance Series
                         Fund, Inc.
                    ---------------------
                       PBHG
                    Large Cap     PBHG
                      Growth   Growth II
                    Portfolio  Portfolio
                    ---------- ----------
 Assets
 Investments in
 Federated
 Insurance Series,
 at fair value
 (note 2):
 American Leaders
 Fund II
 (5,353,922
 shares; cost --
  $106,223,990)...         --         --
 High Income Bond
 Fund II
 (7,380,544
 shares; cost --
  $61,597,854)....         --         --
 Utility Fund II
 (4,420,853
 shares; cost --
  57,584,779).....         --         --
 International
 Small Company
 Fund II (321,543
 shares; cost --
  $1,909,673).....         --         --
 Investments in
 Federated
 Insurance
 Series -- Service
 Shares, at fair
 value (note 2):
 High Income Bond
 Fund II (943,222
 shares; cost --
  $7,412,368).....         --         --
 Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
 Capitalization
 Portfolio
 (5,666,829
 shares; cost --
  $148,930,278)...         --         --
 LargeCap Growth
 Portfolio
 (7,659,071
 shares; cost --
  $391,294,692)...         --         --
 Investments in
 PBHG Insurance
 Series Fund,
 Inc., at fair
 value (note 2):
 PBHG Large Cap
 Growth Portfolio
 (2,463,062
 shares; cost --
 $59,458,461).....  43,349,891        --
 PBHG Growth II
 Portfolio
 (2,674,761
 shares; cost --
  $31,934,956)....         --  30,064,309
 Receivable from
 affiliate........         --         --
 Receivable for
 units sold.......      28,718    113,099
                    ---------- ----------
  Total assets....  43,378,609 30,177,408
                    ---------- ----------
 Liabilities
 Accrued expenses
 payable to
 affiliate (note
 4)...............      59,986     24,240
 Payable for units
 withdrawn........         127    218,817
                    ---------- ----------
 Total
 liabilities......      60,113    243,057
                    ---------- ----------
 Net assets
 attributable to
 variable deferred
 annuity
 contractholders..  43,318,496 29,934,351
                    ========== ==========
 Outstanding
 units: Type I....     193,697    274,022
                    ========== ==========
 Net asset value
 per unit: Type
 I................       17.08      10.83
                    ========== ==========
 Outstanding
 units: Type II...   2,370,270  2,517,899
                    ========== ==========
 Net asset value
 per unit: Type
 II...............       16.88      10.71
                    ========== ==========
 Outstanding
 units: Type III..         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 III..............         --         --
                    ========== ==========
 Outstanding
 units: Type IV...         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 IV...............         --         --
                    ========== ==========
 Outstanding
 units: Type V....         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 V................         --         --
                    ========== ==========
 Outstanding
 units: Type VI...         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 VI...............         --         --
                    ========== ==========
 Outstanding
 units: Type VII..         --         --
                    ========== ==========
 Net asset value
 per unit: Type
 VII..............         --         --
                    ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                Janus Aspen Series
                         ------------------------------------------------------------------------------------------------
                          Aggressive               Worldwide               Flexible  International   Capital     Equity
                            Growth      Growth      Growth     Balanced     Income      Growth     Appreciation  Income
                          Portfolio    Portfolio   Portfolio   Portfolio  Portfolio    Portfolio    Portfolio   Portfolio
                         ------------ ----------- ----------- ----------- ---------- ------------- ------------ ---------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Aggressive Growth
  Portfolio (11,438,599
  shares;
  cost --
   $515,476,264).......  $251,420,415         --          --          --         --           --           --       --
 Growth Portfolio
  (23,638,622 shares;
  cost --
   $614,896,850).......           --  469,935,813         --          --         --           --           --       --
 Worldwide Growth
  Portfolio (20,673,028
  shares;
  cost --
   $722,824,258).......           --          --  590,008,220         --         --           --           --       --
 Balanced Portfolio
  (24,635,625 shares;
  cost --
   $595,501,893).......           --          --          --  556,026,046        --           --           --       --
 Flexible Income
  Portfolio (7,452,633
  shares; cost --
  $87,803,513).........           --          --          --          --  86,897,706          --           --       --
 International Growth
  Portfolio (7,349,954
  shares;
  cost --
   $210,569,791).......           --          --          --          --         --   172,503,431          --
 Capital Appreciation
  Portfolio (13,591,530
  shares;
  cost --
   $377,265,526).......           --          --          --          --         --           --   281,616,509      --
 Equity Income
  Portfolio (146
  shares; cost --
   $2,661).............           --          --          --          --         --           --           --     2,374
Receivable from
 affiliate.............           --          --          --          --          95            4          --       --
Receivable for units
 sold..................       223,658          12         --      378,013      1,632          --     3,107,410      --
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
 Total assets..........   251,644,073 469,935,825 590,008,220 556,404,059 86,899,433  172,503,435  284,723,919    2,374
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............       245,084     390,490     473,742     450,895     51,004      144,251      212,010        1
Payable for units
 withdrawn.............       110,953     430,420     270,503     332,644     44,010    7,876,127       43,386      --
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
 Total liabilities.....       356,037     820,910     744,245     783,539     95,014    8,020,378      255,396        1
                         ------------ ----------- ----------- ----------- ----------  -----------  -----------    -----
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $251,288,036 469,114,915 589,263,975 555,620,520 86,804,419  164,483,057  284,468,523    2,373
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 I.....................     1,019,009   2,307,263   2,399,672   1,775,829    395,265      594,436      575,386      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type I..........  $      24.16       22.97       30.58       22.31      15.17        18.02        20.25      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 II....................     5,965,824  12,018,045  13,140,429  15,654,099  3,772,527    5,720,325    7,276,570      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type II.........  $      23.67       22.50       29.95       21.96      14.93        17.77        20.02      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 III...................     9,149,067  15,640,723  11,168,696  14,470,083  2,013,676    4,093,422   12,492,110      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type III........  $       8.38        8.39        9.69       10.78      11.06        10.70         9.36      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 IV....................     1,217,251   1,819,775   1,487,500   1,591,602    200,610      784,857    1,245,067      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type IV.........  $       7.22        7.96        9.48       10.21      10.98        10.60         8.20      --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 V.....................           --          --          --          --         941          320          649      287
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type V..........  $        --          --          --          --       11.13         6.38         6.67     8.27
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 VI....................           --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type VI.........  $        --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Outstanding units: Type
 VII...................           --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====
Net asset value per
 unit: Type VII........  $        --          --          --          --         --           --           --       --
                         ============ =========== =========== =========== ==========  ===========  ===========    =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                      Janus Aspen Series -- Service Shares
                         ----------------------------------------------------------------------------------------------
                         Global Life    Global   Aggressive              Capital    Worldwide  International
                           Sciences   Technology   Growth     Growth   Appreciation   Growth      Growth      Balanced
                          Portfolio   Portfolio  Portfolio  Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                         ------------ ---------- ---------- ---------- ------------ ---------- ------------- ----------
Assets
Investments in Janus
 Aspen Series --
  Service Shares, at
 fair value (note 2):
 Global Life Sciences
  Portfolio (3,658,355
  shares;
  cost --
   $29,446,663)........  $ 28,352,253        --         --         --          --          --          --           --
 Global Technology
  Portfolio (5,529,800
  shares;
  cost --
   $33,402,760)........           --  22,561,582        --         --          --          --          --           --
 Aggressive Growth
  Portfolio (602,870
  shares;
  cost --
   $15,983,705)........           --         --  13,100,362        --          --          --          --           --
 Growth Portfolio
  (1,117,998 shares;
  cost --
   $25,282,190)........           --         --         --  22,091,640         --          --          --           --
 Capital Appreciation
  Portfolio (899,331
  shares;
  cost --
   $20,775,716)........           --         --         --         --   18,499,243         --          --           --
 Worldwide Growth
  Portfolio (869,581
  shares;
  cost --
   $27,475,729)........           --         --         --         --          --   24,678,713         --           --
 International Growth
  Portfolio (685,150
  shares;
  cost --
   $16,544,938)........           --         --         --         --          --          --   15,963,996          --
 Balanced Portfolio
  (2,201,670 shares;
  cost --
   $52,227,669)........           --         --         --         --          --          --          --    51,320,924
Receivable from
 affiliate.............           --         --         --         --          --          --            7          --
Receivable for units
 sold..................        22,730    143,021     50,217    151,420     106,957     174,092      29,098      327,113
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
 Total assets..........    28,374,983 22,704,603 13,150,579 22,243,060  18,606,200  24,852,805  15,993,101   51,648,037
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
Liabilities
Accrued expenses
 payable to affiliate
 (note 4)..............        14,506     13,029      7,141     11,853       9,856      13,063       8,927       26,565
Payable for units
 withdrawn.............        34,681      1,489        --         --          --          --    4,200,320          --
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
 Total liabilities.....        49,187     14,518      7,141     11,853       9,856      13,063   4,209,247       26,565
                         ------------ ---------- ---------- ----------  ----------  ----------  ----------   ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $ 28,325,796 22,690,085 13,143,438 22,231,207  18,596,344  24,839,742  11,783,854   51,621,472
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 I.....................       200,905    150,593        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type I..........  $       9.42       4.22        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 II....................     1,018,589  1,801,374        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type II.........  $       9.38       4.21        --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 III...................     1,091,617  2,037,391    595,649    839,635     543,083     793,669     484,214    1,718,954
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type III........  $       9.36       4.20       5.88       7.20        7.79        7.58        7.54         9.57
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 IV....................       154,798    275,684     46,629    121,973      96,923     227,777      48,624      236,619
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type IV.........  $       9.35       4.19       5.88       7.19        7.79        7.58        7.53         9.57
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 V.....................           --         --         --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type V..........  $         --        --         --         --          --          --          --           --
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 VI....................       490,003    972,418  1,979,778  1,965,673   1,732,144   2,117,193   1,007,056    2,682,847
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type VI.........  $       8.79       4.11       3.96       6.16        6.50        6.23        6.11         9.01
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Outstanding units: Type
 VII...................       103,526    185,853    386,562    521,222     362,926     629,158     264,963      972,626
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========
Net asset value per
 unit: Type VII........  $       8.76       4.10       3.95       6.14        6.48        6.21        6.09         8.98
                         ============ ========== ========== ==========  ==========  ==========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                           Goldman Sachs Variable          Salomon Brothers
                              Insurance Trust         Variable Series Funds Inc.
                          ------------------------ --------------------------------
                                         Mid Cap                           Total
                           Growth and     Value    Strategic  Investors    Return
                          Income Fund     Fund     Bond Fund     Fund       Fund
                          ------------ ----------- ---------- ---------- ----------
Assets
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (1,940,304 shares;
  cost -- $19,745,856)..  $ 18,103,039         --         --         --         --
 Mid Cap Value Fund
  (12,949,875 shares;
  cost --
   $139,556,527)........           --  146,204,085        --         --         --
Investments in Salomon
 Brothers Variable
 Series Funds Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (2,859,627 shares;
  cost -- $28,944,213)..           --          --  28,653,465        --         --
 Investors Fund
  (5,337,782 shares;
  cost -- $70,194,545)..           --          --         --  68,270,227        --
 Total Return Fund
  (1,488,749 shares;
  cost -- $15,693,036)..           --          --         --         --  15,468,099
Receivable from
 affiliate..............           --          --         --         --         --
Receivable for units
 sold...................        56,487   1,795,691      5,397        --       1,601
                          ------------ ----------- ---------- ---------- ----------
 Total assets...........    18,159,526 147,999,776 28,658,862 68,270,227 15,469,700
                          ------------ ----------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..        12,353      82,743     15,059     35,418      8,565
Payable for units
 withdrawn..............         6,434     104,696  1,331,425  3,964,214        465
                          ------------ ----------- ---------- ---------- ----------
 Total liabilities......        18,787     187,439  1,346,484  3,999,632      9,030
                          ------------ ----------- ---------- ---------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $ 18,140,739 147,812,337 27,312,378 64,270,595 15,460,670
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 I......................        77,071     603,789     71,246    304,116     30,465
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $       7.80       12.04      11.39      14.47      11.12
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 II.....................     1,149,638   5,607,364  1,168,074  1,905,832    598,880
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $       7.73       11.93      11.30      14.35      11.03
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 III....................       831,759   4,778,066  1,091,102  2,548,515    780,272
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $       8.74       14.26      11.01      11.76      10.29
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 IV.....................       173,565     436,048    118,221    239,512     49,020
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $       7.97       12.64      10.90      10.65       9.94
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 V......................           --          --         --         --         --
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type V...........  $        --          --         --         --         --
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 VI.....................           --          --         --         --         --
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type VI..........  $        --          --         --         --         --
                          ============ =========== ========== ========== ==========
Outstanding units: Type
 VII....................           --          --         --         --         --
                          ============ =========== ========== ========== ==========
Net asset value per
 unit: Type VII.........  $        --          --         --         --         --
                          ============ =========== ========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                       AIM Variable Insurance Funds
                   -----------------------------------------------------------------------------------------------------
                     AIM V.I.    AIM V.I.                                       AIM V.I.   AIM V.I. AIM V.I.   AIM V.I.
                     Capital    Aggressive    AIM V.I.    AIM V.I.               Capital   Growth &  Global   Government
                   Appreciation   Growth   New Technology  Growth    AIM V.I.  Development  Income  Utilities Securities
                       Fund        Fund         Fund        Fund    Value Fund    Fund       Fund     Fund       Fund
                   ------------ ---------- -------------- --------- ---------- ----------- -------- --------- ----------
Investments in AIM Variable
 Insurance Funds, at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation
  Fund (735,621
  shares;
  cost --
   $17,385,839)..  $ 15,977,692     --            --            --         --       --        --        --        --
 AIM V.I.
  Aggressive
  Growth Fund
  (836 shares;
  cost --
   $8,627).......           --    9,033           --            --         --       --        --        --        --
 AIM V.I. New
  Technology Fund
  (12,700 shares;
  cost --
   $80,609)......           --      --         53,465           --         --       --        --        --        --
 AIM V.I. Growth
  Fund (475,643
  shares;
  cost --
   $9,070,057)...           --      --            --      7,786,269        --       --        --        --        --
 AIM V.I. Value
  Fund (1,452,479
  shares;
  cost --
   $35,962,445)..           --      --            --            --  33,915,394      --        --        --        --
 AIM V.I. Capital
  Development
  Fund (411
  shares;
  cost --
   $4,878).......           --      --            --            --         --     4,903       --        --        --
 AIM V.I. Growth
  & Income Fund
  (13 shares;
  cost -- $266)..           --      --            --            --         --       --        271       --        --
 AIM V.I. Global
  Utilities Fund
  (78 shares;
  cost -- $465)..           --      --            --            --         --       --        --      1,051       --
 AIM V.I.
  Government
  Securities Fund
  (788 shares;
  cost --
   $9,041).......           --      --            --            --         --       --        --        --      9,090
Receivable from
 affiliate.......           --      --            --            --         --       --        --        --        --
Receivable for
 units sold......        11,854     --            --         28,365    146,318      --        --        --        --
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
 Total assets....    15,989,546   9,033        53,465     7,814,634 34,061,712    4,903       271     1,051     9,090
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............         8,896       2            18         4,200     18,043        1         1         1         2
Payable for units
 withdrawn.......       188,395     --            --            384        --       --        --        --        --
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
 Total
  liabilities....       197,291       2            18         4,584     18,043        1         1         1         2
                   ------------   -----        ------     --------- ----------    -----      ----     -----     -----
Net assets
 attributable to
 variable
 deferred annuity
 contractholders.. $ 15,792,255   9,031        53,447     7,810,050 34,043,669    4,902       270     1,050     9,088
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type I...           --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 I...............  $        --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type II..           --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 II..............  $        --      --            --            --         --       --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type
 III.............       711,998     --            --        256,780  1,239,767      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 III.............  $       7.57     --            --           6.58       8.70      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type IV..        80,573     --            --         29,164    165,666      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 IV..............  $       7.56     --            --           6.57       8.70      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type V...         1,177   1,322        15,314           --         --       506        39       153       822
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 V...............  $       6.33    6.83          3.49           --         --      9.68      6.97      6.87     11.05
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type VI..     1,178,042     --            --        860,251  2,168,360      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 VI..............  $       6.17     --            --           4.90       7.31      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Outstanding
 units: Type
 VII.............       409,321     --            --        351,148    818,340      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====
Net asset value
 per unit: Type
 VII.............  $       6.15     --            --           4.88       7.29      --        --        --        --
                   ============   =====        ======     ========= ==========    =====      ====     =====     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    MFS Variable Insurance Trust                  Dreyfus
                            --------------------------------------------- -----------------------
                                                                            Dreyfus
                                                                          Investment  The Dreyfus
                                MFS         MFS                           Portfolios-  Socially
                             Investors   Investors   MFS New      MFS      Emerging   Responsible
                            Growth Stock   Trust    Discovery   Utility     Markets     Growth
                               Series      Series     Series     Series    Portfolio  Fund, Inc.
                            ------------ ---------- ---------- ---------- ----------- -----------
Investments in MFS
 Variable Insurance Trust,
 at fair value (note 2):
 MFS Investors Growth
  Stock Series (1,645,894
  shares; cost--
  $17,473,236)............  $ 15,915,799        --         --         --         --          --
 MFS Investors Trust
  Series (628,460 shares;
  cost--$11,129,072).........        --  10,734,096        --         --         --          --
 MFS New Discovery Series
  (756,576 shares; cost--
  $11,152,565)............           --         --  11,515,089        --         --          --
 MFS Utility Series
  (886,647 shares; cost--
  $16,465,741)............           --         --         --  14,097,690        --          --
Investments in Dreyfus, at
 fair value (note 2)
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio
  (303,096 shares; cost--
  $2,785,501).............           --         --         --         --   2,873,351         --
 The Dreyfus Socially
  Responsible Growth Fund,
  Inc. (218,202 shares;
  cost--$6,921,878).......           --         --         --         --         --    5,819,441
Receivable from
 affiliate................           --         --         --         --           2         --
Receivable for units
 sold.....................        64,363     34,982     25,716     44,548    351,264       4,526
                            ------------ ---------- ---------- ----------  ---------   ---------
 Total assets.............    15,980,162 10,769,078 11,540,805 14,142,238  3,224,617   5,823,967
                            ------------ ---------- ---------- ----------  ---------   ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)....         8,388      5,569      5,954      7,490      1,555       3,118
Payable for units
 withdrawn................           394        --         --         --         --          --
                            ------------ ---------- ---------- ----------  ---------   ---------
 Total liabilities........         8,782      5,569      5,954      7,490      1,555       3,118
                            ------------ ---------- ---------- ----------  ---------   ---------
Net assets attributable to
 variable deferred annuity
 contractholders..........  $ 15,971,380 10,763,509 11,534,851 14,134,748  3,223,062   5,820,849
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 I........................           --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type I...................  $        --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 II.......................           --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type II..................  $        --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 III......................       546,216    414,666    422,279    527,906     97,103      51,180
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type III.................  $       7.37       8.37       9.90       7.77      10.09        7.55
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 IV.......................        84,171     61,876     67,674     41,040     64,379      21,440
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type IV..................  $       7.36       8.36       9.90       7.76      10.09        7.55
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 V........................           --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type V...................  $        --         --         --         --         --          --
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 VI.......................     1,370,095    591,306    643,039    973,433    150,127     675,418
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type VI..................  $       6.66       8.14       8.37       7.61       7.45        6.57
                            ============ ========== ========== ==========  =========   =========
Outstanding units: Type
 VII......................       331,541    241,953    155,938    303,903     63,965     127,492
                            ============ ========== ========== ==========  =========   =========
Net asset value per unit:
 Type VII.................  $       6.64       8.11       8.35       7.59       7.43        6.55
                            ============ ========== ========== ==========  =========   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                             Rydex
                                                                           Variable    Alliance Variable Products
                                   PIMCO Variable Insurance Trust            Trust          Series Fund, Inc.
                          ------------------------------------------------ --------- -------------------------------
                                        Long-Term                 Total
                           Foreign   U.S. Government High Yield   Return             Growth and  Premier
                             Bond         Bond          Bond       Bond                Income     Growth    Quasar
                          Portfolio     Portfolio    Portfolio  Portfolio  OTC Fund  Portfolio  Portfolio  Portfolio
                          ---------- --------------- ---------- ---------- --------- ---------- ---------- ---------
Assets
Investments in PIMCO
 Variable Insurance
 Trust, at fair value
 (note 2):
 Foreign Bond Portfolio
  (267,560 shares;
  cost -- $2,583,699)...  $2,592,657          --            --         --        --         --         --        --
 Long-Term U.S.
  Government Bond
  Portfolio (2,199,169
  shares;
  cost -- $23,482,274)..         --    22,585,465           --         --        --         --         --        --
 High Yield Bond
  Portfolio (1,632,273
  shares; cost --
   $13,019,697).........         --           --     12,862,309        --        --         --         --
 Total Return Bond
  Portfolio (4,799,477
  shares; cost --
   $47,983,097).........         --           --            --  47,466,825                  --         --        --
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (417,328
  shares; cost --
   $7,618,972)..........         --           --            --         --  6,176,459        --
Investments in Alliance
 Variable Products
 Series Fund Inc.,
 at fair value (note 2):
 Growth and Income
  Portfolio (2,796,980
  shares; cost --
   $62,383,124).........         --           --            --         --        --  61,617,463        --        --
 Premier Growth
  Portfolio (1,081,996
  shares; cost --
   $29,544,873).........         --           --            --         --        --         --  27,049,898       --
 Quasar Portfolio
  (439,588 shares;
  cost -- $4,380,596)...         --           --            --         --        --         --         --  4,387,087
Dividends Receivable....       7,820       83,609        81,314    135,713       --         --         --        --
Receivable from
 affiliate..............           2          --            --         --        --         --         --        --
Receivable for units
 sold...................      57,862      215,043       105,893    337,444    13,183    173,010    140,471     5,771
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
 Total assets...........   2,658,341   22,884,117    13,049,516 47,939,982 6,189,642 61,790,473 27,190,369 4,392,858
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       1,266       11,897         6,632     24,743     3,456     32,058     14,527     2,344
Payable for units
 withdrawn..............         --           --            --         --        --     219,884        --        --
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
 Total liabilities......       1,266       11,897         6,632     24,743     3,456    251,942     14,527     2,344
                          ----------   ----------    ---------- ---------- --------- ---------- ---------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $2,657,075   22,872,220    13,042,884 47,915,239 6,186,186 61,538,531 27,175,842 4,390,514
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 I......................         --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type I...........  $      --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 II.....................         --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type II..........  $      --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 III....................     143,308      783,091       561,545  1,441,065   236,367  2,101,249    970,931   158,564
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type III.........  $    10.87        10.82         10.19      10.89      5.58      10.51       8.04      9.04
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 IV.....................      23,078      132,087        67,250    397,634    18,702    340,210     68,468     2,245
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type IV..........  $    10.86        10.81         10.18      10.88      5.58      10.50       8.03      9.03
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 V......................         --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type V...........  $      --           --            --         --        --         --         --        --
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 VI.....................      60,992      734,864       455,975  1,662,057   985,138  2,564,812  2,070,574   332,400
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type VI..........  $    11.01        11.58         10.01      11.29      3.89      10.59       6.53      7.44
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Outstanding units: Type
 VII....................      16,136      386,285       207,597    810,937   239,875    825,837    813,964    62,503
                          ==========   ==========    ========== ========== ========= ========== ========== =========
Net asset value per
 unit: Type VII.........  $    10.98        11.55          9.98      11.26      3.88      10.56       6.51      7.42
                          ==========   ==========    ========== ========== ========= ========== ========== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                           Prudential Series Fund, Inc.,
                                    --------------------------------------------
                                     SP Prudential     SP Jennison    Prudential
                                     U.S. Emerging    International    Jennison
                                    Growth Portfolio Growth Portfolio Portfolio
                                    ---------------- ---------------- ----------
Assets
Investments in Prudential Series
 Fund, Inc., at fair value (note
 2):
 SP Prudential U.S. Emerging
  Growth Portfolio (11,920 shares;
  cost -- $84,502)................      $ 82,010             --            --
 SP Jennison International Growth
  Portfolio (3,167 shares; cost --
   $18,051).......................           --           17,195           --
 Prudential Jennsion Portfolio
  (2,184 shares; cost --
   $34,806).......................           --              --         40,294
Receivable from affiliate.........           --              --            --
Receivable for units sold.........           --              --            --
                                        --------          ------        ------
 Total assets.....................        82,010          17,195        40,294
                                        --------          ------        ------
Liabilities
Accrued expenses payable to
 affiliate (note 4)...............            42               8            21
Payable for units withdrawn.......           --              --            --
                                        --------          ------        ------
 Total liabilities................            42               8            21
                                        --------          ------        ------
Net assets attributable to
 variable deferred annuity
 contractholders..................      $ 81,968          17,187        40,273
                                        ========          ======        ======
Outstanding units: Type I.........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type I..      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type II........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 II...............................      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type III.......         9,251           2,313         4,587
                                        ========          ======        ======
Net asset value per unit: Type
 III..............................      $   8.86            7.43          8.78
                                        ========          ======        ======
Outstanding units: Type IV........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 IV...............................      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type V.........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type V..      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type VI........           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 VI...............................      $    --              --            --
                                        ========          ======        ======
Outstanding units: Type VII.......           --              --            --
                                        ========          ======        ======
Net asset value per unit: Type
 VII..............................      $    --              --            --
                                        ========          ======        ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Statements of Operations

                                                                    GE Investments Funds, Inc.
                  --------------------------------------------------------------------------------------------------------------
                  S&P 500 Index  Money Market Total Return International   Real Estate   Global Income Mid-Cap Value
                      Fund           Fund         Fund      Equity Fund  Securities Fund     Fund       Equity Fund  Income Fund
                  -------------  ------------ ------------ ------------- --------------- ------------- ------------- -----------
                                                                   Year ended December 31, 2001
                  --------------------------------------------------------------------------------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $  6,352,637    22,524,332    3,220,942      339,017      2,975,046           --       1,123,777    4,372,502
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      396,880       693,568      153,211       18,005         46,116         3,072         70,425      134,472
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............    5,900,793     3,822,764    1,057,243      178,781        518,942        45,173        935,497      625,378
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    2,332,737     3,211,456      498,385       98,881        180,319           --         658,056      292,652
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      275,211       666,423       60,769       28,925         18,121           --          71,951       40,963
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............          228         5,802           17          281             88           --              79           86
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............      175,562       215,491          --           --             --            --          66,914          --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............       76,481        60,062          --           --             --            --          27,194          --
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Net investment
 income
 (expense).......   (2,805,255)   13,848,766    1,451,317       14,144      2,211,460       (48,245)      (706,339)   3,278,951
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized
  gain (loss)....  (27,829,368)          --    (1,039,644)  (8,717,479)     2,302,067      (205,182)     1,204,737    1,135,392
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (74,140,998)          --    (7,262,090)     575,436      1,789,059        62,272     (7,202,105)    (606,614)
 Capital gain
  distributions..    7,656,129           --     1,559,446      148,510        843,132           --       5,748,762          --
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (94,314,237)          --    (6,742,288)  (7,993,533)     4,934,258      (142,910)      (248,606)     528,778
                  ------------    ----------   ----------   ----------      ---------      --------     ----------    ---------
Increase
 (decrease) in
 net assets from
 operations...... $(97,119,492)   13,848,766   (5,290,971)  (7,979,389)     7,145,718      (191,155)      (954,945)   3,807,729
                  ============    ==========   ==========   ==========      =========      ========     ==========    =========
                  U.S. Equity Fund
                  ----------------
Investment
 income:
 Income --
   Ordinary
  dividends......       576,370
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............        22,106
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............       468,235
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............       511,438
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............        43,138
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............           153
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............        33,676
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............        31,879
                  ----------------
Net investment
 income
 (expense).......      (534,255)
                  ----------------
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized
  gain (loss)....    (3,036,955)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (4,418,280)
 Capital gain
  distributions..       309,317
                  ----------------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (7,145,918)
                  ----------------
Increase
 (decrease) in
 net assets from
 operations......    (7,680,173)
                  ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    GE Investments Funds, Inc. (Continued)
                               ------------------------------------------------
                               Premier Growth                   Small-Cap Value
                                Equity Fund   Value Equity Fund   Equity Fund
                               -------------- ----------------- ---------------
                                         Year ended December 31, 2001
                               ------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends...................  $    78,178         49,054            61,182
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type I (note 4)............        9,924            --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type II (note 4)...........      314,352            --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type III (note 4)..........      673,723         22,885            45,454
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type IV (note 4)...........       55,494          6,004             3,254
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type V (note 4)............           18            --                --
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type VI (note 4)...........       37,821         21,261            40,267
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses --
   Type VII (note 4)..........       13,111         11,118            14,059
                                -----------       --------         ---------
Net investment income
 (expense)....................   (1,026,265)       (12,214)          (41,852)
                                -----------       --------         ---------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss).....   (5,199,369)      (139,351)          (20,031)
 Unrealized appreciation
  (depreciation) on
  investments.................   (4,192,867)      (109,710)          707,039
 Capital gain distributions...    2,401,767            --            548,300
                                -----------       --------         ---------
Net realized and unrealized
 gain (loss) on investments...   (6,990,469)      (249,061)        1,235,308
                                -----------       --------         ---------
Increase (decrease) in net
 assets from operations.......  $(8,016,734)      (261,275)        1,193,456
                                ===========       ========         =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                           Oppenheimer Variable
                                                                                          Account Funds -- Class
                                     Oppenheimer Variable Account Funds                          2 Shares
                         ---------------------------------------------------------------  ----------------------
                                                                                                     Main Street
                                       Capital      Aggressive                 Multiple     Global    Growth &
                            Bond     Appreciation     Growth     High Income  Strategies  Securities   Income
                          Fund/VA      Fund/VA       Fund/VA       Fund/VA     Fund/VA     Fund/VA     Fund/VA
                         ----------  ------------  ------------  -----------  ----------  ---------- -----------
                                                                                                Year ended
                                        Year ended December 31, 2001                        December 31, 2001
                         ---------------------------------------------------------------  ----------------------
Investment income:
 Income -- Ordinary
  dividends............. $7,066,950    2,112,821      2,642,952   14,180,461   3,496,216     14,637     19,249
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............    148,983      491,004        701,356      274,136     261,261        --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............    973,765    2,889,376      2,027,855    1,297,966     756,609        --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............    383,343    1,080,538        644,936      256,491     217,138     45,136     37,010
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............     40,896      135,312         73,716       26,207      32,130      4,734      8,736
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............        --           --             --           --          --         --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............        --           --             --           --          --      64,198     78,257
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............        --           --             --           --          --      16,039     35,435
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Net investment income
 (expense)..............  5,519,963   (2,483,409)      (804,911)  12,325,661   2,229,078   (115,470)  (140,189)
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (557,873) (11,087,954)   (50,964,900)  (8,284,890) (1,115,630)  (331,636)  (227,812)
 Unrealized appreciation
  (depreciation) on
  investments...........     16,457  (70,748,318)  (105,172,506)  (3,378,846) (5,582,683)   135,259   (433,474)
 Capital gain
  distributions.........        --    31,705,480     41,238,549          --    4,669,828    275,501        --
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Net realized and
 unrealized gain (loss)
 on investments.........   (541,416) (50,130,792)  (114,898,857) (11,663,736) (2,028,485)    79,124   (661,286)
                         ----------  -----------   ------------  -----------  ----------   --------   --------
Increase (decrease) in
 net assets from
 operations............. $4,978,547  (52,614,201)  (115,703,768)     661,925     200,593    (36,346)  (801,475)
                         ==========  ===========   ============  ===========  ==========   ========   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Variable Insurance Products    Variable Insurance Products Fund
                       Variable Insurance Products Fund                  Fund II                             III
                  -------------------------------------------  ----------------------------  ------------------------------------
                                                                                              Growth &       Growth
                  Equity-Income                    Overseas     Asset Manager   Contrafund     Income     Opportunities  Mid Cap
                    Portfolio    Growth Portfolio  Portfolio      Portfolio     Portfolio     Portfolio     Portfolio   Portfolio
                  -------------  ---------------- -----------  --------------- ------------  -----------  ------------- ---------
                         Year ended December 31, 2001          Year ended December 31, 2001     Year ended December 31, 2001
                  -------------------------------------------  ----------------------------  ------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $ 10,751,729          457,109     4,520,673     14,387,162     3,829,792     1,773,855       298,008     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............    1,438,105        1,438,350       392,211      2,469,735       518,473        63,943        33,221     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............    5,854,544        3,917,344       460,487      1,123,116     4,148,292     1,165,069       630,361     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    1,064,975        1,902,773       168,130        256,609     1,482,285       601,388       287,296     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      117,776          170,501        49,887         34,259       184,441        86,446        32,038     --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............          --               --            364            --            --            236           102      39
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............          --               --            --             --            --            --            --      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............          --               --            --             --            --            --            --      --
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Net investment
 income
 (expense).......    2,276,329       (6,971,859)    3,449,594     10,503,443    (2,503,699)     (143,227)     (685,010)    (39)
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    1,178,829      (42,421,956)  (18,275,549)    (7,621,838)  (13,723,185)   (6,226,662)   (9,104,519)   (373)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (75,592,678)    (117,986,402)  (11,403,525)   (27,713,515)  (69,893,964)  (14,385,625)   (3,715,865)    462
 Capital gain
  distributions..   30,207,242       42,968,241     7,145,580      5,395,185    13,516,916     5,695,008           --      --
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Net realized and
 unrealized gain
 (loss) on
 investments.....  (44,206,607)    (117,440,117)  (22,533,494)   (29,940,168)  (70,100,233)  (14,917,279)  (12,820,384)     89
                  ------------     ------------   -----------    -----------   -----------   -----------   -----------    ----
Increase
 (decrease) in
 net assets from
 operations...... $(41,930,278)    (124,411,976)  (19,083,900)   (19,436,725)  (72,603,932)  (15,060,506)  (13,505,394)     50
                  ============     ============   ===========    ===========   ===========   ===========   ===========    ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                   Variable Insurance
                               Variable Insurance Products        Products Fund II --     Variable Insurance Products
                                 Fund -- Service Class 2            Service Class 2       Fund III -- Service Class 2
                         ---------------------------------------- -------------------- ---------------------------------
                                                                                       Growth & Income
                         Equity-Income Portfolio Growth Portfolio Contrafund Portfolio    Portfolio    Mid Cap Portfolio
                         ----------------------- ---------------- -------------------- --------------- -----------------
                                                                       Year ended
                              Year ended  December 31, 2001         December 31, 2001    Year ended December 31, 2001
                         ---------------------------------------- -------------------- ---------------------------------
Investment income:
 Income -- Ordinary
  dividends.............        $  35,135                2,854            32,381            26,281               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............              --                   --                --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............              --                   --                --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............           83,725               58,032            56,738            27,415            59,105
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............            7,584               13,290            13,265             6,465             6,203
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............              --                   --                --                --                --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............           93,132              113,713            99,310            36,303           144,880
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............           43,673               36,595            45,953            28,216            33,598
                                ---------           ----------          --------          --------         ---------
Net investment income
 (expense)..............         (192,979)            (218,776)         (182,885)          (72,118)         (243,786)
                                ---------           ----------          --------          --------         ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................         (315,764)            (624,990)         (204,654)         (171,603)          (75,666)
 Unrealized appreciation
  (depreciation) on
  investments...........         (122,220)          (1,026,349)         (632,281)          (98,935)        1,182,536
 Capital gain
  distributions.........          101,121              268,325           121,429            84,378               --
                                ---------           ----------          --------          --------         ---------
Net realized and
 unrealized gain (loss)
 on investments.........         (336,863)          (1,383,014)         (715,506)         (186,160)        1,106,870
                                ---------           ----------          --------          --------         ---------
Increase (decrease) in
 net assets from
 operations.............        $(529,842)          (1,601,790)         (898,391)         (258,278)          863,084
                                =========           ==========          ========          ========         =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                     Federated Insurance
                                                                          Series--
                            Federated Insurance Series                 Service Shares       Alger American Fund
                  -------------------------------------------------- ------------------- --------------------------
                                  High
                   American      Income                International                         Small       LargeCap
                    Leaders    Bond Fund    Utility    Small Company  High Income Bond   Capitalization   Growth
                    Fund II        II       Fund II       Fund II          Fund II         Portfolio     Portfolio
                  -----------  ----------  ----------  ------------- ------------------- -------------- -----------
                                                                         Year ended              Year ended
                           Year ended December 31, 2001               December 31, 2001      December 31, 2001
                  -------------------------------------------------- ------------------- --------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $ 1,436,630   6,110,043   1,826,389         --           128,479             54,701       787,133
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      63,599      51,942      42,710         --               --              88,242       200,956
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............   1,051,143     623,722     556,938         --               --             956,123     2,776,686
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............     338,797     203,951     141,040       2,902           18,614            433,110     1,526,054
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      47,297      26,867      15,324       7,081            3,006             61,406       209,482
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............         --          --          --          --               --                 --            --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............         --          --          --        5,563           19,608                --            --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............         --          --          --        1,712           12,546                --            --
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Net investment
 income
 (expense).......     (64,206)  5,203,561   1,070,377     (17,258)          74,705         (1,484,180)   (3,926,045)
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (1,144,469) (8,341,037) (2,745,661)      7,681          (31,976)       (61,207,246)  (42,931,677)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (5,763,692)  3,591,100  (6,865,095)   (123,378)        (127,498)        17,664,751   (47,996,826)
 Capital gain
  distributions..     626,171         --          --          --               --                 --     42,682,659
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (6,281,990) (4,749,937) (9,610,756)   (115,697)        (159,474)       (43,542,495)  (48,245,844)
                  -----------  ----------  ----------    --------         --------        -----------   -----------
Increase
 (decrease) in
 net assets from
 operations...... $(6,346,196)    453,624  (8,540,379)   (132,955)         (84,769)       (45,026,675)  (52,171,889)
                  ===========  ==========  ==========    ========         ========        ===========   ===========
                      PBHG Insurance
                     Series Fund, Inc.
                  -------------------------
                  PBHG Large   PBHG Growth
                  Cap Growth       II
                   Portfolio    Portfolio
                  ------------ ------------
                        Year ended
                     December 31, 2001
                  -------------------------
Investment
 income:
 Income --
   Ordinary
  dividends......         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      52,792       48,079
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............     646,200      477,344
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............         --           --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............         --           --
                  ------------ ------------
Net investment
 income
 (expense).......    (698,992)    (525,423)
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (7,080,467) (38,829,351)
 Unrealized
  appreciation
  (depreciation)
  on
  investments.... (11,211,227)  15,093,725
 Capital gain
  distributions..         --           --
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments..... (18,291,694) (23,735,626)
                  ------------ ------------
Increase
 (decrease) in
 net assets from
 operations...... (18,990,686) (24,261,049)
                  ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Janus Aspen Series
                  -------------------------------------------------------------------------------------------------------
                   Aggressive                   Worldwide                 Flexible  International   Capital      Equity
                     Growth         Growth        Growth      Balanced     Income      Growth     Appreciation   Income
                    Portfolio     Portfolio     Portfolio     Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                  -------------  ------------  ------------  -----------  --------- ------------- ------------  ---------
                                                          Year ended December 31, 2001
                  -------------------------------------------------------------------------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $         --        118,262     1,650,846    7,541,608  2,463,002      688,871    1,354,277       10
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............       414,931       863,328     1,136,627      523,520     68,394      169,347      183,087      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............     2,645,062     4,819,932     6,779,519    5,162,824    770,841    1,702,482    2,466,195      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............     1,595,869     2,569,234     2,045,447    2,509,541    299,233      814,880    2,158,978      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............       188,258       298,125       280,315      261,638     32,639      190,392      201,905      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............           --            --            --           --          49          434          135       22
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............           --            --            --           --         --           --           --       --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............           --            --            --           --         --           --           --       --
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Net investment
 income
 (expense).......    (4,844,120)   (8,432,357)   (8,591,062)    (915,915) 1,291,846   (2,188,664)  (3,656,023)     (12)
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (128,912,280)  (54,089,115)  (42,755,845) (10,845,801) 1,049,200  (55,891,277) (39,949,820)     (58)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....   (67,252,755) (131,956,939) (167,495,927) (34,904,569)   140,773   (3,142,749) (59,003,007)    (196)
 Capital gain
  distributions..           --      1,446,229     1,639,605    7,596,286  2,195,762    1,324,240    2,703,264       65
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Net realized and
 unrealized gain
 (loss) on
 investments.....  (196,165,035) (184,599,825) (208,612,167) (38,154,084) 3,385,735  (57,709,786) (96,249,563)    (189)
                  -------------  ------------  ------------  -----------  ---------  -----------  -----------     ----
Increase
 (decrease) in
 net assets from
 operations...... $(201,009,155) (193,032,182) (217,203,229) (39,069,999) 4,677,581  (59,898,450) (99,905,586)    (201)
                  =============  ============  ============  ===========  =========  ===========  ===========     ====
                    High
                    Yield
                  Portfolio
                  ---------
Investment
 income:
 Income --
   Ordinary
  dividends......    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............      5
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............    --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............    --
                  ---------
Net investment
 income
 (expense).......     (5)
                  ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (38)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....     56
 Capital gain
  distributions..    --
                  ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....     18
                  ---------
Increase
 (decrease) in
 net assets from
 operations......     13
                  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                         Janus Aspen Series -- Service Shares
                  ----------------------------------------------------------------------------------------------------------
                  Global Life    Global                                         Capital
                   Sciences    Technology      Aggressive                     Appreciation    Worldwide      International
                   Portfolio    Portfolio   Growth Portfolio Growth Portfolio  Portfolio   Growth Portfolio Growth Portfolio
                  -----------  -----------  ---------------- ---------------- ------------ ---------------- ----------------
                                                             Year ended December 31, 2001
                  ----------------------------------------------------------------------------------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $       --           --             --               --          35,742         17,277          26,025
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  I (note 4).....      21,551       10,882            --               --             --             --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  II (note 4)....     135,601      116,677            --               --             --             --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  III (note 4)...     158,173      139,060         23,344           43,969         28,988         38,626          26,320
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  IV (note 4)....      17,629       20,416          2,513            7,606          5,535          6,897          13,965
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  V (note 4).....         --           --             --               --             --             --              --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VI (note 4)....      41,668       48,317         92,118          137,544        126,277        142,035          62,588
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VII (note 4)...       9,361        8,196         17,354           33,539         29,220         38,546          19,019
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Net investment
 income
 (expense).......    (383,983)    (343,548)      (135,329)        (222,658)      (154,278)      (208,827)        (95,867)
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (4,117,954) (10,473,844)    (1,568,985)      (1,313,020)      (848,263)      (603,314)       (322,660)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (2,286,189)  (2,173,041)    (2,037,458)      (2,594,017)    (1,843,183)    (2,275,379)       (424,899)
 Capital gain
  distributions..         --       152,466            --            30,785         86,152         29,300          41,249
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (6,404,143) (12,494,419)    (3,606,443)      (3,876,252)    (2,605,294)    (2,849,393)       (706,310)
                  -----------  -----------     ----------       ----------     ----------     ----------        --------
Increase
 (decrease) in
 net assets from
 operations...... $(6,788,126) (12,837,967)    (3,741,772)      (4,098,910)    (2,759,572)    (3,058,220)       (802,177)
                  ===========  ===========     ==========       ==========     ==========     ==========        ========
                  Balanced
                  Portfolio
                  ----------
Investment
 income:
 Income --
   Ordinary
  dividends......  434,420
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  I (note 4).....      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  II (note 4)....      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  III (note 4)...  102,671
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  IV (note 4)....   16,289
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  V (note 4).....      --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VI (note 4)....  196,631
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --Type
  VII (note 4)...   85,194
                  ----------
Net investment
 income
 (expense).......   33,635
                  ----------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss).... (327,259)
 Unrealized
  appreciation
  (depreciation)
  on
  investments.... (819,787)
 Capital gain
  distributions..  203,512
                  ----------
Net realized and
 unrealized gain
 (loss) on
 investments..... (943,534)
                  ----------
Increase
 (decrease) in
 net assets from
 operations...... (909,899)
                  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Goldman Sachs Variable      Salomon Brothers Variable
                            Insurance Trust               Series Funds Inc.
                         -----------------------  ---------------------------------
                         Growth and    Mid Cap    Strategic Investors      Total
                         Income Fund  Value Fund  Bond Fund    Fund     Return Fund
                         -----------  ----------  --------- ----------  -----------
                               Year ended                    Year ended
                           December 31, 2001             December 31, 2001
                         -----------------------  ---------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $    85,977   1,286,744  1,107,594    501,320    326,216
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............       6,450      68,856      8,184     41,641      3,519
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............     118,953     685,114    141,395    319,935     73,617
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............     107,114     904,296    146,007    490,653     98,127
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............      21,366      72,013     21,370     37,379      8,360
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............         --          --         --         --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............         --          --         --         --         --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............         --          --         --         --         --
                         -----------  ----------  --------- ----------   --------
Net investment income
 (expense)..............    (167,906)   (443,535)   790,638   (388,288)   142,593
                         -----------  ----------  --------- ----------   --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (668,820)  4,328,423    179,257 (2,465,542)   (36,171)
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,110,839)   (883,608)    14,477 (2,069,678)  (308,694)
 Capital gain
  distributions.........         --    6,646,154        --     770,641        --
                         -----------  ----------  --------- ----------   --------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,779,659) 10,090,969    193,734 (3,764,579)  (344,865)
                         -----------  ----------  --------- ----------   --------
Increase (decrease) in
 net assets from
 operations............. $(1,947,565)  9,647,434    984,372 (4,152,867)  (202,272)
                         ===========  ==========  ========= ==========   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       AIM Variable Insurance Funds
                  ----------------------------------------------------------------------------------------------------------
                    AIM V.I.     AIM V.I.   AIM V.I.                           AIM V.I.   AIM V.I.   AIM V.I.     AIM V.I.
                    Capital     Aggressive    New      AIM V.I.                 Capital   Growth &    Global     Government
                  Appreciation    Growth   Technology   Growth     AIM V.I.   Development  Income   Utilities    Securities
                      Fund         Fund       Fund       Fund     Value Fund     Fund       Fund       Fund         Fund
                  ------------  ---------- ---------- ----------  ----------  ----------- -------- ------------ ------------
                                                                                                   Period from  Period from
                                                                                                    January 4,   March 19,
                                                                                                     2001 to      2001 to
                                                                                                   December 31, December 31,
                                          Year ended December 31, 2001                                 2001         2001
                  -------------------------------------------------------------------------------- ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends...... $       --        --        1,155       18,118      43,067      --         --           15        264
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............         --        --          --           --          --       --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............         --        --          --           --          --       --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............      23,158       --          --        11,080      70,457      --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............       4,959       --          --         1,268       9,053      --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............         105        27         105          --          --        15         13          18         38
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............      64,788       --          --        44,316     140,841      --         --          --         --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............      28,941       --          --        20,720      56,487      --         --          --         --
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Net investment
 income
 (expense).......    (121,951)      (27)      1,050      (59,266)   (233,771)     (15)       (13)         (3)       226
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (1,143,306)     (420)       (777)    (534,407)   (596,280)    (124)      (375)     (1,843)       --
 Unrealized
  appreciation
  (depreciation)
  on
  investments....  (1,045,492)      566     (25,931)  (1,004,200) (1,850,658)      25          5         586         49
 Capital gain
  distributions..   1,247,366       --       28,977          --      653,741      --         --           98        --
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Net realized and
 unrealized gain
 (loss) on
 investments.....    (941,432)      146       2,269   (1,538,607) (1,793,197)     (99)      (370)     (1,159)        49
                  -----------      ----     -------   ----------  ----------     ----       ----      ------        ---
Increase
 (decrease) in
 net assets from
 operations...... $(1,063,383)      119       3,319   (1,597,873) (2,026,968)    (114)      (383)     (1,162)       275
                  ===========      ====     =======   ==========  ==========     ====       ====      ======        ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      MFS Variable Insurance Trust                                Dreyfus
                         -------------------------------------------------------  ----------------------------------------
                         MFS Investors     MFS                                    Dreyfus Investment  The Dreyfus Socially
                         Growth Stock   Investors       MFS New      MFS Utility  Portfolios-Emerging  Responsible Growth
                            Series     Trust Series Discovery Series   Series      Markets Portfolio       Fund, Inc.
                         ------------- ------------ ---------------- -----------  ------------------- --------------------
                                      Year ended December 31, 2001                      Year ended December 31, 2001
                         -------------------------------------------------------  ----------------------------------------
Investment income:
 Income -- Ordinary
  dividends.............  $     4,506       9,389            --         125,583          16,242                 3,821
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............          --          --             --             --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............          --          --             --             --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............       24,944      21,494         23,861         28,521           3,181                 2,688
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............        3,461       2,183          2,349          3,114           1,520                 1,008
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............          --          --             --             --              --                    --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............       89,774      36,401         41,131         59,698           6,497                61,582
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............       22,864      14,420         11,508         24,491           1,237                 8,919
                          -----------    --------       --------     ----------         -------            ----------
Net investment income
 (expense)..............     (136,537)    (65,109)       (78,849)         9,759           3,807               (70,376)
                          -----------    --------       --------     ----------         -------            ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     (412,945)    (97,333)      (137,496)      (353,704)          1,498              (142,691)
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,370,533)   (390,183)       355,566     (2,386,030)        102,039            (1,061,003)
 Capital gain
  distributions.........       54,391      51,546         83,336        330,862             --                    --
                          -----------    --------       --------     ----------         -------            ----------
Net realized and
 unrealized gain (loss)
 on investments.........   (1,729,087)   (435,970)       301,406     (2,408,872)        103,537            (1,203,694)
                          -----------    --------       --------     ----------         -------            ----------
Increase (decrease) in
 net assets from
 operations.............  $(1,865,624)   (501,079)       222,557     (2,399,113)        107,344            (1,274,070)
                          ===========    ========       ========     ==========         =======            ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                           Alliance Variable Products
                           PIMCO Variable Insurance Trust           Rydex Variable Trust        Series Fund, Inc.
                  ------------------------------------------------- -------------------- --------------------------------
                   Foreign     Long-Term    High Yield Total Return                      Growth and  Premier
                    Bond    U.S. Government    Bond        Bond                            Income     Growth     Quasar
                  Portfolio Bond Portfolio  Portfolio   Portfolio         OTC Fund       Portfolio  Portfolio   Portfolio
                  --------- --------------- ---------- ------------ -------------------- ---------- ----------  ---------
                                                                    Year ended December            Year ended
                            Year ended December 31, 2001                  31, 2001              December 31, 2001
                  ------------------------------------------------- -------------------- --------------------------------
Investment
 income:
 Income --
   Ordinary
  dividends......  $37,238      448,027       379,370     865,020               --         100,077         --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type I (note
  4).............      --           --            --          --                --             --          --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type II (note
  4).............      --           --            --          --                --             --          --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type III (note
  4).............    8,596       46,084        28,492      91,591             9,998        130,225      48,779     8,340
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type IV (note
  4).............      433        7,764         2,528      30,811             1,144         20,066       5,004     2,111
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type V (note
  4).............      --           --            --          --                --             --          --        --
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VI (note
  4).............    4,577       66,615        30,871     124,561            43,702        178,617     132,823    20,057
 Expenses --
   Mortality and
  expense risk
  charges and
  administrative
  expenses --
   Type VII (note
  4).............    1,171       32,270        14,671      64,896            12,106         68,317      58,210     4,943
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Net investment
 income
 (expense).......   22,461      295,294       302,808     553,161           (66,950)      (297,148)   (244,816)  (35,451)
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    3,393       37,851       (52,876)    125,115          (617,106)      (575,527)   (905,062) (267,565)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    9,015     (901,801)     (155,323)   (521,229)         (896,601)      (817,306) (2,097,646)   23,695
 Capital gain
  distributions..      --       749,489           --      846,727               --         775,214     809,253   117,347
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Net realized and
 unrealized gain
 (loss) on
 investments.....   12,408     (114,461)     (208,199)    450,613        (1,513,707)      (617,619) (2,193,455) (126,523)
                   -------     --------      --------   ---------        ----------       --------  ----------  --------
Increase
 (decrease) in
 net assets from
 operations......  $34,869      180,833        94,609   1,003,774        (1,580,657)      (914,767) (2,438,271) (161,974)
                   =======     ========      ========   =========        ==========       ========  ==========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Prudential Series Fund, Inc.
                         ---------------------------------------------------------
                           SP Prudential      SP Jennison         Prudential
                           U.S. Emerging     International         Jennison
                         Growth Portfolio  Growth Portfolio        Portfolio
                         ----------------- ----------------- ---------------------
                            Period from       Period from         Period from
                          July 9, 2001 to  August 6, 2001 to September 17, 2001 to
                         December 31, 2001 December 31, 2001   December 31, 2001
                         ----------------- ----------------- ---------------------
Investment income:
 Income -- Ordinary
  dividends.............      $   --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type I
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type II
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type III
  (note 4)..............          477              66                  151
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type IV
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type V
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VI
  (note 4)..............          --              --                   --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses -- Type VII
  (note 4)..............          --              --                   --
                              -------            ----                -----
Net investment income
 (expense)..............         (477)            (66)                (151)
                              -------            ----                -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................          (55)            (41)                  13
 Unrealized appreciation
  (depreciation) on
  investments...........       (2,492)           (856)               5,488
 Capital gain
  distributions.........          --              --                   --
                              -------            ----                -----
Net realized and
 unrealized gain (loss)
 on investments.........       (2,547)           (897)               5,501
                              -------            ----                -----
Increase (decrease) in
 net assets from
 operations.............      $(3,024)           (963)               5,350
                              =======            ====                =====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                     S&P 500                      Money
                                   Index Fund                  Market Fund
                            --------------------------  --------------------------
                                   Year ended                  Year ended
                                  December 31,                December 31,
                            --------------------------  --------------------------
                                2001          2000          2001          2000
                            ------------  ------------  ------------  ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......          $ (2,805,255)   (3,727,490)   13,848,766    19,722,676
 Net realized gain
  (loss)..........           (27,829,368)   19,970,209           --            --
 Unrealized
  appreciation
  (depreciation)
  on investments..           (74,140,998) (107,689,426)          --            --
 Capital gain
  distributions...             7,656,129    13,424,428           --            --
                            ------------  ------------  ------------  ------------
  Increase
   (decrease) in
   net
   assets from operations..  (97,119,492)  (78,022,279)   13,848,766    19,722,676
                            ------------  ------------  ------------  ------------
From capital
 transactions:
 Net premiums.....            53,679,836   127,498,768   227,354,709   516,269,471
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...            (7,007,692)   (4,472,501)   (6,219,119)   (4,485,872)
 Surrenders.......           (48,078,623)  (43,051,516) (194,807,725) (119,630,886)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............              (644,024)     (541,072)     (517,702)     (329,548)
 Transfer gain
  (loss) and
  transfer fees...              (293,198)   (1,375,102)     (431,559)   (6,376,318)
 Capital
  Contribution....                   --            --            --            --
 Transfers (to)
  from the
  Guarantee
  Account.........            38,496,549    77,494,301    23,010,841    32,507,913
 Interfund
  transfers.......           (13,907,382)  (10,791,405)  141,804,870  (411,698,590)
                            ------------  ------------  ------------  ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...            22,245,466   144,761,473   190,194,315     6,256,170
                            ------------  ------------  ------------  ------------
Increase
 (decrease) in net
 assets...........           (74,874,026)   66,739,194   204,043,081    25,978,846
Net assets at
 beginning of
 year.............           690,711,476   623,972,282   470,420,998   444,442,152
                            ------------  ------------  ------------  ------------
Net assets at end
 of period........          $615,837,450   690,711,476   674,464,079   470,420,998
                            ============  ============  ============  ============
                             GE Investments Funds, Inc.
                            ------------------------------------------------------------------------------------------------
                                     Total                International             Real Estate              Global
                                  Return Fund              Equity Fund            Securities Fund          Income Fund
                            ------------------------- ------------------------ ----------------------- ---------------------
                                  Year ended                Year ended              Year ended             Year ended
                                 December 31,              December 31,            December 31,           December 31,
                            ------------------------- ------------------------ ----------------------- ---------------------
                               2001         2000         2001        2000         2001        2000       2001       2000
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            1,451,317    1,681,290      14,144      (65,843)  2,211,460   2,793,738    (48,245)    47,423
 Net realized gain
  (loss)..........           (1,039,644)   1,764,433  (8,717,479)   1,378,982   2,302,067      62,643   (205,182)     2,808
 Unrealized
  appreciation
  (depreciation)
  on investments..           (7,262,090)  (4,412,545)    575,436  (13,842,761)  1,789,059  10,710,276     62,272     11,564
 Capital gain
  distributions...            1,559,446    4,900,944     148,510    7,179,272     843,132     297,755        --       5,993
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
  Increase
   (decrease) in
   net
   assets from operations..  (5,290,971)   3,934,122  (7,979,389)  (5,350,350)  7,145,718  13,864,412   (191,155)    67,788
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
From capital
 transactions:
 Net premiums.....            5,910,782   16,786,233   1,670,370    5,764,524   2,426,706   3,297,363     40,407    126,539
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...           (1,078,099)  (1,261,400)   (125,879)    (102,828)   (400,477)   (129,669)   (47,506)       --
 Surrenders.......          (11,790,492)  (8,222,688) (1,947,111)  (1,473,052) (4,157,768) (2,468,128)  (277,236)  (462,743)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............             (125,521)    (106,096)    (21,079)     (17,303)    (49,840)    (24,954)   (2,818)     (2,736)
 Transfer gain
  (loss) and
  transfer fees...              (43,462)    (147,987)     56,472     (128,946)      4,713      (1,836)      (159)  (194,245)
 Capital
  Contribution....                  --           --          --       (17,803)        --   (1,916,444)       --         --
 Transfers (to)
  from the
  Guarantee
  Account.........            3,570,776    9,007,289     822,919    1,626,671     895,187   1,559,033    276,439    403,611
 Interfund
  transfers.......           10,959,313      529,778    (179,436)     637,892   9,730,137  14,572,417     62,731   (262,258)
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...            7,403,297   16,585,129     276,256    6,289,155   8,448,658  14,891,454     51,858   (391,832)
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
Increase
 (decrease) in net
 assets...........            2,112,326   20,519,251  (7,703,133)     938,805  15,594,376  28,755,866   (139,297)  (324,044)
Net assets at
 beginning of
 year.............          123,557,997  103,038,746  40,402,870   39,464,065  69,456,939  40,701,073  8,676,064  9,000,108
                            ------------ ------------ ----------- ------------ ----------- ----------- ---------- ----------
Net assets at end
 of period........          125,670,323  123,557,997  32,699,737   40,402,870  85,051,315  69,456,939  8,536,767  8,676,064
                            ============ ============ =========== ============ =========== =========== ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                        GE Investment Funds, Inc. (continued)
                    --------------------------------------------------------------------------------------------------
                         Mid-Cap Value                                                         Premier Growth Equity
                          Equity Fund               Income Fund          U.S. Equity Fund              Fund
                    -------------------------  ----------------------  ----------------------  ----------------------
                           Year ended               Year ended              Year ended              Year ended
                          December 31,             December 31,            December 31,            December 31,
                    -------------------------  ----------------------  ----------------------  ----------------------
                        2001         2000         2001        2000        2001        2000        2001        2000
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (706,339)    (190,364)  3,278,951   2,656,176    (534,255)   (337,308) (1,026,265)   (716,083)
 Net realized gain
  (loss)..........     1,204,737    1,651,495   1,135,392    (294,093) (3,036,955)    108,193  (5,199,369)    371,048
 Unrealized
  appreciation
  (depreciation)
  on investments..    (7,202,105)   2,214,711    (606,614)  2,124,354  (4,418,280) (4,004,706) (4,192,867) (7,604,056)
 Capital gain
  distributions...     5,748,762    3,455,693         --          --      309,317   3,130,459   2,401,767   3,960,555
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
  Increase
   (decrease) in
   net assets from
   operations.....      (954,945)   7,131,535   3,807,729   4,486,437  (7,680,173) (1,103,362) (8,016,734) (3,988,536)
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums.....    24,612,394   15,459,789   2,606,095   6,124,136  12,218,130  19,718,034  14,264,418  28,726,468
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (654,443)    (395,169)   (867,978)   (372,883)   (682,275)   (801,770)   (455,231)   (584,762)
 Surrenders.......    (8,675,913)  (6,032,126) (8,615,763) (5,195,117) (3,425,533) (2,230,307) (3,977,140) (2,359,784)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............      (106,400)     (57,184)    (78,405)    (47,847)    (65,664)    (35,435)    (53,347)    (23,454)
 Transfer gain
  (loss) and
  transfer fees...       (17,475)     (51,581)    (12,779)    (65,188)     (4,871)   (102,008)    (32,624)   (210,527)
 Capital
  Contribution....       (60,748)         --          --          --          --          --          --          --
 Transfers (to)
  from the
  Guarantee
  Account.........     9,259,849    8,049,992   2,050,352   3,780,622   6,552,859   8,019,690   5,459,372   8,688,279
 Interfund
  transfers.......    37,715,483    2,965,830  35,394,056   3,049,984  10,432,286   5,570,334   7,717,900   9,710,050
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    62,011,999   19,939,551  30,475,578   7,273,707  25,024,932  30,138,538  22,923,348  43,946,270
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase
 (decrease) in net
 assets...........    61,117,802   27,071,086  34,283,307  11,760,144  17,344,759  29,035,176  14,906,614  39,957,734
Net assets at
 beginning of
 year.............   101,375,498   74,304,412  56,610,178  44,850,034  68,103,779  39,068,603  67,268,930  27,311,196
                    ------------  -----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end
 of period........  $162,493,300  101,375,498  90,893,485  56,610,178  85,448,538  68,103,779  82,175,544  67,268,930
                    ============  ===========  ==========  ==========  ==========  ==========  ==========  ==========
                          Value Equity             Small-Cap Value
                              Fund                   Equity Fund
                    ------------------------- -------------------------
                                 Period from               Period from
                                 September 7,               July 25,
                     Year ended    2000 to     Year ended    2000 to
                    December 31, December 31, December 31, December 31,
                        2001         2000         2001         2000
                    ------------ ------------ ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     (12,214)        382        (41,852)       211
 Net realized gain
  (loss)..........    (139,351)     (1,303)       (20,031)       661
 Unrealized
  appreciation
  (depreciation)
  on investments..    (109,710)      2,845        707,039     20,760
 Capital gain
  distributions...         --          --         548,300        --
                    ------------ ------------ ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....    (261,275)      1,924      1,193,456     21,632
                    ------------ ------------ ------------ ------------
From capital
 transactions:
 Net premiums.....   6,800,445     180,257     10,214,695    208,441
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (16,286)        --         (47,355)       --
 Surrenders.......    (118,765)       (156)      (166,929)    (2,062)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............        (162)        --            (352)       --
 Transfer gain
  (loss) and
  transfer fees...      (6,310)       (310)        (4,031)       (95)
 Capital
  Contribution....         --          --             --         --
 Transfers (to)
  from the
  Guarantee
  Account.........   2,311,238      19,556      3,659,508     11,167
 Interfund
  transfers.......      28,330         --       5,102,428        --
                    ------------ ------------ ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   8,998,490     199,347     18,757,964    217,451
                    ------------ ------------ ------------ ------------
Increase
 (decrease) in net
 assets...........   8,737,215     201,271     19,951,420    239,083
Net assets at
 beginning of
 year.............     201,271         --         239,083        --
                    ------------ ------------ ------------ ------------
Net assets at end
 of period........   8,938,486     201,271     20,190,503    239,083
                    ============ ============ ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Oppenheimer Variable Account Funds
                    ---------------------------------------------------------------------------------------------------------
                                               Capital Appreciation
                         Bond Fund/VA                 Fund/VA           Aggressive Growth Fund/VA     High Income Fund/VA
                    ------------------------  ------------------------  --------------------------  ------------------------
                          Year ended                Year ended                 Year ended                 Year ended
                         December 31,              December 31,               December 31,               December 31,
                    ------------------------  ------------------------  --------------------------  ------------------------
                        2001         2000        2001         2000          2001          2000         2001         2000
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  5,519,963   5,002,237   (2,483,409)  (4,213,202)     (804,911)   (6,045,898)  12,325,661   13,660,678
 Net realized gain
  (loss)..........      (557,873) (1,426,644) (11,087,954)  19,535,882   (50,964,900)   55,535,692   (8,284,890)  (5,751,459)
 Unrealized
  appreciation
  (depreciation)
  on investments..        16,457     116,272  (70,748,318) (46,098,627) (105,172,506) (134,489,391)  (3,378,846) (15,280,576)
 Capital gain
  distributions...           --          --    31,705,480   20,108,476    41,238,549    15,829,517          --           --
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....     4,978,547   3,691,865  (52,614,201) (10,667,471) (115,703,768)  (69,170,080)     661,925   (7,371,357)
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums.....     3,943,874   9,691,839   16,716,609   59,748,019     9,142,218    69,621,179    2,824,717    9,101,537
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...    (1,508,046)   (864,694)  (2,273,259)  (2,553,573)   (1,641,962)   (1,741,348)  (2,537,212)  (1,007,129)
 Surrenders.......   (11,634,260) (9,068,522) (29,096,438) (29,810,167)  (28,585,470)  (54,966,024) (16,756,411) (25,029,783)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........      (102,505)    (70,666)    (334,224)    (281,927)     (302,570)     (462,687)    (147,431)    (146,355)
 Transfer gain
  (loss) and
  transfer fees...       (28,073)    (79,986)     154,986     (879,392)      420,952    (1,826,710)     (16,902)      45,502
 Transfers (to)
  from the
  Guarantee
  Account.........     3,030,693   7,069,979    7,044,523   20,075,192     5,179,574    13,411,217    2,174,630    6,762,395
 Interfund
  transfers.......    44,650,920  (2,002,496)   7,550,652   37,734,556   (38,875,634)   52,786,754      741,249  (15,160,553)
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    38,352,603   4,675,454     (237,151)  84,032,708   (54,662,892)   76,822,381  (13,717,360) (25,434,386)
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets...........    43,331,150   8,367,319  (52,851,352)  73,365,237  (170,366,660)    7,652,301  (13,055,435) (32,805,743)
Net assets at
 beginning of
 year.............    84,833,841  76,466,522  355,034,920  281,669,683   365,985,414   358,333,113  134,672,430  167,478,173
                    ------------  ----------  -----------  -----------  ------------  ------------  -----------  -----------
Net assets at end
 of period........  $128,164,991  84,833,841  302,183,568  355,034,920   195,618,754   365,985,414  121,616,995  134,672,430
                    ============  ==========  ===========  ===========  ============  ============  ===========  ===========
                      Multiple Strategies
                            Fund/VA
                    -------------------------
                          Year ended
                         December 31,
                    -------------------------
                       2001         2000
                    ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......    2,229,078    2,617,992
 Net realized gain
  (loss)..........   (1,115,630)   1,642,307
 Unrealized
  appreciation
  (depreciation)
  on investments..   (5,582,683)  (5,637,908)
 Capital gain
  distributions...    4,669,828    5,372,892
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....      200,593    3,995,283
                    ------------ ------------
From capital
 transactions:
 Net premiums.....    2,804,619    8,798,942
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (694,590)    (704,181)
 Surrenders.......  (11,457,548) (10,038,159)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........     (108,360)     (99,381)
 Transfer gain
  (loss) and
  transfer fees...       47,790        2,261
 Transfers (to)
  from the
  Guarantee
  Account.........    2,022,880    3,123,650
 Interfund
  transfers.......   13,595,628   (1,616,513)
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    6,114,839     (533,381)
                    ------------ ------------
Increase
 (decrease) in net
 assets...........    6,315,432    3,461,902
Net assets at
 beginning of
 year.............   84,299,196   80,837,294
                    ------------ ------------
Net assets at end
 of period........   90,614,628   84,299,196
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                             Oppenheimer Variable Account Funds -- Class 2 Shares
                          ------------------------------------------------------------
                                                             Main Street Growth &
                            Global Securities Fund/VA           Income Fund/VA
                          ------------------------------ -----------------------------
                                          Period from                   Period from
                           Year ended   July 14, 2000 to  Year ended  July 14, 2000 to
                          December 31,    December 31,   December 31,   December 31,
                              2001            2000           2001           2000
                          ------------  ---------------- ------------ ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (115,470)       (2,379)        (140,189)       (3,937)
 Net realized gain
  (loss)................     (331,636)       (5,305)        (227,812)      (23,388)
 Unrealized appreciation
  (depreciation) on
  investments...........      135,259         1,512         (433,474)      (57,461)
 Capital gain
  distributions.........      275,501           --               --            --
                          -----------       -------       ----------     ---------
  Increase (decrease) in
   net assets from
   operations...........      (36,346)       (6,172)        (801,475)      (84,786)
                          -----------       -------       ----------     ---------
From capital
 transactions:
 Net premiums...........   12,621,837       900,489       12,067,940     1,367,356
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (24,193)          --           (80,339)          --
 Surrenders.............     (256,596)       (5,167)        (358,506)       (6,856)
 Cost of insurance and
  administrative expense
  (note 4)..............         (651)          --              (941)          --
 Transfer gain (loss)
  and transfer fees.....        2,171            90           (8,947)      177,875
 Transfers (to) from the
  Guarantee Account.....    5,776,773        58,479        7,740,856       319,676
 Interfund transfers....      890,248        33,498          786,289       (76,789)
                          -----------       -------       ----------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   19,009,589       987,389       20,146,352     1,781,262
                          -----------       -------       ----------     ---------
Increase (decrease) in
 net assets.............   18,973,243       981,217       19,344,877     1,696,476
Net assets at beginning
 of year................      981,217           --         1,696,476           --
                          -----------       -------       ----------     ---------
Net assets at end of
 period.................  $19,954,460       981,217       21,041,353     1,696,476
                          ===========       =======       ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         Variable Insurance Products Fund
                    -------------------------------------------------------------------------------
                    Equity-Income Portfolio        Growth Portfolio          Overseas Portfolio
                    -------------------------  --------------------------  ------------------------
                           Year ended                 Year ended                 Year ended
                          December 31,               December 31,               December 31,
                    -------------------------  --------------------------  ------------------------
                        2001         2000          2001          2000         2001         2000
                    ------------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  2,276,329    2,824,466    (6,971,859)   (8,976,031)   3,449,594      241,403
 Net realized gain
  (loss)..........     1,178,829   13,511,052   (42,421,956)   43,916,327  (18,275,549)  (2,901,355)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (75,592,678) (18,523,201) (117,986,402) (203,701,580) (11,403,525) (31,389,426)
 Capital gain
  distributions...    30,207,242   42,686,468    42,968,241    74,486,477    7,145,580   11,390,996
                    ------------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....   (41,930,278)  40,498,785  (124,411,976)  (94,274,807) (19,083,900) (22,658,382)
                    ------------  -----------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums.....    13,482,354   29,044,681    15,442,813   116,182,870    3,258,924   11,672,112
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...    (5,351,252)  (4,817,747)   (4,540,521)   (4,586,633)    (358,341)    (688,405)
 Surrenders.......   (75,266,482) (77,427,473)  (58,135,804)  (89,018,584) (11,801,792) (19,877,774)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............      (663,726)    (660,416)     (678,066)     (775,185)    (115,760)    (171,370)
 Transfer gain
  (loss) and
  transfer fees...        15,429     (115,750)      141,103    (1,080,619)     175,065   (1,382,526)
 Transfers (to)
  from the
  Guarantee
  Account.........     5,636,571   19,866,829    11,551,305    36,567,616      970,603    3,280,561
 Interfund
  transfers.......    32,329,189  (43,608,725)  (40,706,964)   28,709,583   (7,775,715)  (1,908,338)
                    ------------  -----------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   (29,817,917) (77,718,601)  (76,926,134)   85,999,048  (15,647,016)  (9,075,740)
                    ------------  -----------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets...........   (71,748,195) (37,219,816) (201,338,110)   (8,275,759) (34,730,916) (31,734,122)
Net assets at
 beginning of
 year.............   653,526,987  690,746,803   664,860,747   673,136,506   97,871,266  129,605,388
                    ------------  -----------  ------------  ------------  -----------  -----------
Net assets at end
 of period........  $581,778,792  653,526,987   463,522,637   664,860,747   63,140,350   97,871,266
                    ============  ===========  ============  ============  ===========  ===========
                           Variable Insurance Products Fund II
                    ------------------------------------------------------
                    Asset Manager Portfolio      Contrafund Portfolio
                    -------------------------- ---------------------------
                           Year ended                 Year ended
                          December 31,               December 31,
                    -------------------------- ---------------------------
                       2001          2000          2001          2000
                    ------------ ------------- ------------- -------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......   10,503,443     9,715,278    (2,503,699)   (5,711,237)
 Net realized gain
  (loss)..........   (7,621,838)    9,628,050   (13,723,185)   18,832,496
 Unrealized
  appreciation
  (depreciation)
  on investments..  (27,713,515)  (75,223,151)  (69,893,964) (124,566,797)
 Capital gain
  distributions...    5,395,185    34,925,087    13,516,916    66,140,474
                    ------------ ------------- ------------- -------------
  Increase
   (decrease) in
   net assets from
   operations.....  (19,436,725)  (20,954,736)  (72,603,932)  (45,305,064)
                    ------------ ------------- ------------- -------------
From capital
 transactions:
 Net premiums.....    2,747,180    13,436,965     8,964,960    80,497,330
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...   (2,199,971)   (3,112,604)   (3,332,230)   (2,330,087)
 Surrenders.......  (60,060,644)  (86,541,341)  (38,653,688)  (47,628,051)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............     (660,441)     (889,216)     (460,392)     (445,079)
 Transfer gain
  (loss) and
  transfer fees...        6,302       (27,248)      187,230    (8,762,534)
 Transfers (to)
  from the
  Guarantee
  Account.........      891,816     7,050,447     7,774,752    33,041,730
 Interfund
  transfers.......   (8,725,157)  (20,530,181)  (33,044,396)    5,787,334
                    ------------ ------------- ------------- -------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...  (68,000,915)  (90,613,178)  (58,563,764)   60,160,643
                    ------------ ------------- ------------- -------------
Increase
 (decrease) in net
 assets...........  (87,437,640) (111,567,914) (131,167,696)   14,855,579
Net assets at
 beginning of
 year.............  364,898,368   476,466,282   536,388,646   521,533,067
                    ------------ ------------- ------------- -------------
Net assets at end
 of period........  277,460,728   364,898,368   405,220,950   536,388,646
                    ============ ============= ============= =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Variable Insurance Products Fund III
                          ------------------------------------------------------------------------------------
                              Growth & Income         Growth Opportunities
                                 Portfolio                  Portfolio                 Mid Cap Portfolio
                          -------------------------  ------------------------  -------------------------------
                                                                                               Period from
                          Year ended December 31,    Year ended December 31,    Year ended  September 21, 2000
                          -------------------------  ------------------------  December 31,  to December 31,
                              2001         2000         2001         2000          2001            2000
                          ------------  -----------  -----------  -----------  ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (143,227)    (499,119)    (685,010)    (123,662)       (39)             4
 Net realized gain
  (loss)................    (6,226,662)     (45,404)  (9,104,519)  (1,855,073)      (373)           --
 Unrealized appreciation
  (depreciation) on
  investments...........   (14,385,625) (14,786,076)  (3,715,865) (22,990,080)       462             83
 Capital gain
  distributions.........     5,695,008    8,810,533          --     6,180,953        --             --
                          ------------  -----------  -----------  -----------     ------          -----
  Increase (decrease) in
   net assets from
   operations...........   (15,060,506)  (6,520,066) (13,505,394) (18,787,862)        50             87
                          ------------  -----------  -----------  -----------     ------          -----
From capital
 transactions:
 Net premiums...........     5,877,531   27,032,315    2,591,363   14,411,382      1,270            945
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........    (1,424,095)    (785,394)    (464,333)    (559,722)       --             --
 Surrenders.............    (8,824,078)  (7,938,284)  (4,262,235)  (6,473,880)       (81)           --
 Cost of insurance and
  administrative expense
  (note 4)..............      (130,627)    (104,471)     (77,633)     (75,950)       --             --
 Transfer gain (loss)
  and transfer fees.....        19,770     (208,172)      (7,602)    (217,427)        14             (7)
 Transfers (to) from the
  Guarantee Account.....     4,980,806   17,374,450      778,037    8,008,572        --             --
 Interfund transfers....       690,658   (8,077,157) (14,455,911)  (9,324,271)    18,248          1,253
                          ------------  -----------  -----------  -----------     ------          -----
  Increase (decrease) in
   net assets from
   capital
   transactions.........     1,189,965   27,293,287  (15,898,314)   5,768,704     19,451          2,191
                          ------------  -----------  -----------  -----------     ------          -----
Increase (decrease) in
 net assets.............   (13,870,541)  20,773,221  (29,403,708) (13,019,158)    19,501          2,278
Net assets at beginning
 of year................   140,982,359  120,209,138   87,708,927  100,728,085      2,278            --
                          ------------  -----------  -----------  -----------     ------          -----
Net assets at end of
 period.................  $127,111,818  140,982,359   58,305,219   87,708,927     21,779          2,278
                          ============  ===========  ===========  ===========     ======          =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                         Variable Insurance Products
                              Variable Insurance Products Fund -- Service Class 2        Fund II -- Service Class 2
                          ------------------------------------------------------------- -----------------------------
                             Equity-Income Portfolio            Growth Portfolio            Contrafund Portfolio
                          ------------------------------- ----------------------------- -----------------------------
                                                                         Period from                   Period from
                           Year ended      Period from     Year ended  July 14, 2000 to  Year ended  July 24, 2000 to
                          December 31,  August 1, 2000 to December 31,   December 31,   December 31,   December 31,
                              2001      December 31, 2000     2001           2000           2001           2000
                          ------------  ----------------- ------------ ---------------- ------------ ----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (192,979)         (3,756)       (218,776)       (8,679)       (182,885)       (7,510)
 Net realized gain
  (loss)................     (315,764)          5,134        (624,990)      (37,243)       (204,654)      (19,931)
 Unrealized appreciation
  (depreciation) on
  investments...........     (122,220)         62,429      (1,026,349)     (241,124)       (632,281)      (28,391)
 Capital gain
  distributions.........      101,121             --          268,325           --          121,429           --
                          -----------       ---------      ----------     ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   operations...........     (529,842)         63,807      (1,601,790)     (287,046)       (898,391)      (55,832)
                          -----------       ---------      ----------     ---------      ----------     ---------
From capital
 transactions:
 Net premiums...........   22,344,669       1,333,182      18,991,410     3,018,407      18,046,670     2,943,391
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........     (146,412)            --          (73,208)      (36,317)          1,731           --
 Surrenders.............     (646,452)         (6,346)       (508,006)       (8,925)       (502,559)      (22,491)
 Cost of insurance and
  administrative expense
  (note 4)..............         (854)            --           (1,696)          --           (1,351)          --
 Transfer gain (loss)
  and transfer fees.....        5,779          (2,869)        (22,131)       (4,900)         (2,059)       (3,844)
 Transfers (to) from the
  Guarantee Account.....    9,935,895         142,984       8,582,547       355,809       5,490,782       414,773
 Interfund transfers....    1,050,166         129,048         972,665        47,550         776,426        64,241
                          -----------       ---------      ----------     ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   32,542,791       1,595,999      27,941,581     3,371,624      23,809,640     3,396,070
                          -----------       ---------      ----------     ---------      ----------     ---------
Increase (decrease) in
 net assets.............   32,012,949       1,659,806      26,339,791     3,084,578      22,911,249     3,340,238
Net assets at beginning
 of year................    1,659,806             --        3,084,578           --        3,340,238           --
                          -----------       ---------      ----------     ---------      ----------     ---------
Net assets at end of
 period.................  $33,672,755       1,659,806      29,424,369     3,084,578      26,251,487     3,340,238
                          ===========       =========      ==========     =========      ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Variable Insurance Products Fund III -- Service Class 2
                          -----------------------------------------------------------
                            Growth & Income Portfolio         Mid Cap Portfolio
                          ------------------------------ ----------------------------
                                          Period from                   Period from
                           Year ended   July 26, 2000 to  Year ended  August 11, 2000
                          December 31,    December 31,   December 31, to December 31,
                              2001            2000           2001          2000
                          ------------  ---------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (72,118)        (3,630)       (243,786)        1,936
 Net realized gain
  (loss)................     (171,603)       (13,831)        (75,666)       (6,137)
 Unrealized appreciation
  (depreciation) on
  investments...........      (98,935)       (18,530)      1,182,536       113,983
 Capital gain
  distributions.........       84,378            --              --            --
                          -----------      ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   operations...........     (258,278)       (35,991)        863,084       109,782
                          -----------      ---------      ----------     ---------
From capital
 transactions:
 Net premiums...........    7,777,890      1,339,564      17,365,942     2,645,431
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (24,619)           --         (138,580)          --
 Surrenders.............     (294,513)        (3,145)       (438,357)      (15,144)
 Cost of insurance and
  administrative expense
  (note 4)..............         (383)           --           (1,588)          --
 Transfer gain (loss)
  and transfer fees.....        1,307         (1,546)          6,368        (7,924)
 Transfers (to) from the
  Guarantee Account.....    3,018,193         72,388      10,171,338       352,023
 Interfund transfers....    1,199,190         44,357       1,267,541        47,939
                          -----------      ---------      ----------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   11,677,065      1,451,618      28,232,664     3,022,325
                          -----------      ---------      ----------     ---------
Increase (decrease) in
 net assets.............   11,418,787      1,415,627      29,095,748     3,132,107
Net assets at beginning
 of year................    1,415,627            --        3,132,107           --
                          -----------      ---------      ----------     ---------
Net assets at end of
 period.................  $12,834,414      1,415,627      32,227,855     3,132,107
                          ===========      =========      ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      Federated Insurance Series
                    -----------------------------------------------------------------------------------------------------
                            American                High Income               Utility                 International
                       Leaders Fund II             Bond Fund II               Fund II             Small Company Fund II
                    -------------------------  ----------------------  -----------------------  -------------------------
                                                                                                             Period from
                           Year ended               Year ended               Year ended                       August 15,
                          December 31,             December 31,             December 31,         Year ended    2000 to
                    -------------------------  ----------------------  -----------------------  December 31, December 31,
                        2001         2000         2001        2000        2001         2000         2001         2000
                    ------------  -----------  ----------  ----------  -----------  ----------  ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $    (64,206)    (476,088)  5,203,561   4,745,880    1,070,377     949,069     (17,258)       (295)
 Net realized gain
  (loss)..........    (1,144,469)    (489,663) (8,341,037) (3,675,304)  (2,745,661)    165,708       7,681      (5,800)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (5,763,692)    (715,898)  3,591,100  (7,353,864)  (6,865,095) (8,635,890)   (123,378)     (1,730)
 Capital gain
  distributions...       626,171    2,763,969         --          --           --    1,180,071         --          --
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
  Increase
   (decrease) in
   net assets from
   operations.....    (6,346,196)   1,082,320     453,624  (6,283,288)  (8,540,379) (6,341,042)   (132,955)     (7,825)
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
From capital
 transactions:
 Net premiums.....     3,754,852   11,034,078   1,517,968   7,231,843    1,359,898   6,981,629     867,261     126,697
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...    (1,062,185)    (953,128)   (731,236)   (833,035)    (682,892)   (425,673)        --          --
 Surrenders.......    (7,702,167)  (7,036,500) (5,006,419) (5,255,105)  (4,394,068) (4,798,773)   (266,055)     (1,406)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........      (109,765)     (84,831)    (52,590)    (47,029)     (54,050)    (51,488)        (10)        --
 Transfer gain
  (loss) and
  transfer fees...        (9,119)    (186,756)     (1,455)    (38,347)      13,107    (199,196)     23,768        (217)
 Transfers (to)
  from the
  Guarantee
  Account.........     2,135,155    6,923,285   1,768,565   5,130,885    1,773,509   5,148,543     488,719       2,509
 Interfund
  transfers.......     8,473,822   (7,892,946)   (145,296) (5,877,661)  (1,454,651) (2,027,087)    247,616     (32,379)
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...     5,480,593    1,803,202  (2,650,463)    311,551   (3,439,147)  4,627,955   1,361,299      95,204
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
Increase
 (decrease) in net
 assets...........      (865,603)   2,885,522  (2,196,839) (5,971,737) (11,979,526) (1,713,087)  1,228,344      87,379
Net assets at
 beginning of
 year.............   103,866,636  100,981,114  61,181,949  67,153,686   57,607,863  59,320,950      87,379         --
                    ------------  -----------  ----------  ----------  -----------  ----------   ---------     -------
Net assets at end
 of period........  $103,001,033  103,866,636  58,985,110  61,181,949   45,628,337  57,607,863   1,315,723      87,379
                    ============  ===========  ==========  ==========  ===========  ==========   =========     =======
                       Federated Insurance
                    Series -- Service Shares
                    -------------------------
                           High Income
                          Bond Fund II
                    -------------------------
                                 Period from
                                  August 8,
                     Year ended    2000 to
                    December 31, December 31,
                        2001         2000
                    ------------ ------------ --- --- ---
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......      74,705        (995)
 Net realized gain
  (loss)..........     (31,976)     (9,685)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (127,498)     (3,199)
 Capital gain
  distributions...         --          --
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....     (84,769)    (13,879)
                    ------------ ------------
From capital
 transactions:
 Net premiums.....   4,173,898     390,819
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (57,383)        --
 Surrenders.......    (146,779)     (1,299)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........        (726)        --
 Transfer gain
  (loss) and
  transfer fees...         643         703
 Transfers (to)
  from the
  Guarantee
  Account.........   2,210,134      50,025
 Interfund
  transfers.......     791,468         --
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   6,971,255     440,248
                    ------------ ------------
Increase
 (decrease) in net
 assets...........   6,886,486     426,369
Net assets at
 beginning of
 year.............     426,369         --
                    ------------ ------------
Net assets at end
 of period........   7,312,855     426,369
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Alger American Fund                            PBHG Insurance Series Fund, Inc.
                   -----------------------------------------------------  --------------------------------------------------
                     Small Capitalization          LargeCap Growth         PBHG Large Cap Growth        PBHG Growth II
                           Portfolio                  Portfolio                  Portfolio                 Portfolio
                   --------------------------  -------------------------  ------------------------  ------------------------
                          Year ended                  Year ended                Year ended                Year ended
                         December 31,                December 31,              December 31,              December 31,
                   --------------------------  -------------------------  ------------------------  ------------------------
                       2001          2000         2001          2000         2001         2000         2001         2000
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......  $ (1,484,180)   (2,365,879)  (3,926,045)   (5,404,634)    (698,992)    (647,896)    (525,423)    (828,457)
 Net realized
  gain (loss)....   (61,207,246)  (13,564,336) (42,931,677)   12,399,667   (7,080,467)   4,923,187  (38,829,351)   7,169,087
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    17,664,751  (104,785,153) (47,996,826) (126,629,614) (11,211,227) (14,212,318)  15,093,725  (28,965,467)
 Capital gain
  distributions..           --     63,049,078   42,682,659    49,596,493          --     1,489,256          --     1,332,107
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
  Increase
   (decrease) in
   net assets
   from
   operations....   (45,026,675)  (57,666,290) (52,171,889)  (70,038,088) (18,990,686)  (8,447,771) (24,261,049) (21,292,730)
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums....     3,991,956    43,273,829   10,885,327    94,876,142    3,134,205   14,020,989    1,712,799   15,812,918
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity:
 Death benefits..      (685,700)     (681,256)  (2,849,666)   (2,722,335)    (487,213)    (169,019)    (150,406)    (312,980)
 Surrenders......    (7,799,646)  (11,283,784) (23,692,973)  (23,426,161)  (3,581,628)  (3,050,788)  (3,117,409)  (4,817,933)
 Cost of
  insurance and
  administrative
  expense (note
  4).............      (107,603)     (117,397)    (314,849)     (265,904)     (54,308)     (32,221)     (46,788)     (45,635)
 Transfer gain
  (loss) and
  transfer fees..      (107,032)     (400,586)    (149,684)     (837,839)      44,591      (56,520)     116,250     (191,764)
 Transfers (to)
  from the
  Guarantee
  Account........     3,111,557    12,959,642    7,695,023    33,282,694    5,185,091   11,734,832    3,559,047   10,753,811
 Interfund
  transfers......    (4,985,946)   15,469,460  (25,001,077)   16,715,718   (1,805,855)  22,671,141   (6,752,020)  26,319,989
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..    (6,582,414)   59,219,908  (33,427,899)  117,622,315    2,434,883   45,118,414   (4,678,527)  47,518,406
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase
 (decrease) in
 net assets......   (51,609,089)    1,553,618  (85,599,788)   47,584,227  (16,555,803)  36,670,643  (28,939,576)  26,225,676
Net assets at
 beginning of
 year............   145,612,131   144,058,513  370,198,150   322,613,923   59,874,299   23,203,656   58,873,927   32,648,251
                   ------------  ------------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end
 of period.......  $ 94,003,042   145,612,131  284,598,362   370,198,150   43,318,496   59,874,299   29,934,351   58,873,927
                   ============  ============  ===========  ============  ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                          Janus Aspen Series
                    --------------------------------------------------------------------------------------------------------------
                        Aggressive Growth                                        Worldwide Growth
                            Portfolio                Growth Portfolio                Portfolio             Balanced Portfolio
                    ---------------------------  --------------------------  --------------------------  ------------------------
                            Year ended                  Year ended                  Year ended                 Year ended
                           December 31,                December 31,                December 31,               December 31,
                    ---------------------------  --------------------------  --------------------------  ------------------------
                        2001           2000          2001          2000          2001          2000         2001         2000
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  (4,844,120)   (9,288,294)   (8,432,357)  (10,945,716)   (8,591,062)  (13,431,107)    (915,915)  (2,592,084)
 Net realized gain
  (loss)..........   (128,912,280)   71,239,829   (54,089,115)   54,561,971   (42,755,845)  102,321,143  (10,845,801)  14,349,077
 Unrealized
  appreciation
  (depreciation)
  on investments..    (67,252,755) (400,491,830) (131,956,939) (259,004,529) (167,495,927) (376,506,650) (34,904,569) (94,048,596)
 Capital gain
  distributions...            --     78,125,643     1,446,229    67,928,705     1,639,605    89,963,724    7,596,286   59,830,783
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....   (201,009,155) (260,414,652) (193,032,182) (147,459,569) (217,203,229) (197,652,890) (39,069,999) (22,460,820)
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
From capital
 transactions:
 Net premiums.....     12,567,867   197,345,805    16,476,743   193,495,217    16,168,770   174,564,189   22,047,059  123,102,774
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (2,667,487)   (3,509,063)   (5,583,698)   (4,926,021)   (5,896,892)   (5,459,425)  (5,919,333)  (4,760,289)
 Surrenders.......    (25,666,712)  (59,139,579)  (54,232,683)  (70,508,863)  (66,935,292)  (86,534,017) (50,896,580) (42,189,339)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........       (344,736)     (493,844)     (668,839)     (679,308)     (771,461)     (893,911)    (588,251)    (463,908)
 Transfer gain
  (loss) and
  transfer fees...        673,055     5,216,823       292,578    (1,231,926)      461,777    (9,879,153)     (14,895)    (593,547)
 Transfers (to)
  from the
  Guarantee
  Account.........     11,845,667    52,903,552    11,871,567    58,977,532    14,668,367    58,147,214   23,230,251   76,927,470
 Interfund
  transfers.......    (53,142,695)   61,614,601   (73,056,919)   49,204,290   (97,053,888)   25,677,312  (10,008,050)  27,050,721
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    (56,735,041)  253,938,295  (104,901,251)  224,330,921  (139,358,619)  155,622,209  (22,149,799) 179,073,882
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
Increase
 (decrease) in net
 assets...........   (257,744,196)   (6,476,357) (297,933,433)   76,871,352  (356,561,848)  (42,030,681) (61,219,798) 156,613,062
Net assets at
 beginning of
 year.............    509,032,232   515,508,589   767,048,348   690,176,996   945,825,823   987,856,504  616,840,318  460,227,256
                    -------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
Net assets at end
 of period........  $ 251,288,036   509,032,232   469,114,915   767,048,348   589,263,975   945,825,823  555,620,520  616,840,318
                    =============  ============  ============  ============  ============  ============  ===========  ===========
                        Flexible Income
                           Portfolio
                    -------------------------
                          Year ended
                         December 31,
                    -------------------------
                       2001         2000
                    ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......    1,291,846      327,776
 Net realized gain
  (loss)..........    1,049,200     (665,109)
 Unrealized
  appreciation
  (depreciation)
  on investments..      140,773      961,252
 Capital gain
  distributions...    2,195,762    2,466,992
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....    4,677,581    3,090,911
                    ------------ ------------
From capital
 transactions:
 Net premiums.....    3,270,639   37,151,608
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...   (1,530,321)    (842,682)
 Surrenders.......  (12,774,869) (15,618,541)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........     (159,792)    (154,048)
 Transfer gain
  (loss) and
  transfer fees...    6,604,059  (18,033,837)
 Transfers (to)
  from the
  Guarantee
  Account.........    1,920,176    7,986,169
 Interfund
  transfers.......   14,866,872     (101,947)
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   12,196,764   10,386,722
                    ------------ ------------
Increase
 (decrease) in net
 assets...........   16,874,345   13,477,633
Net assets at
 beginning of
 year.............   69,930,074   56,452,441
                    ------------ ------------
Net assets at end
 of period........   86,804,419   69,930,074
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                              Janus Aspen Series (continued)
                    --------------------------------------------------------------------------------------
                      International Growth        Capital Appreciation
                            Portfolio                   Portfolio              Equity Income Portfolio
                    --------------------------  --------------------------  ------------------------------
                           Year ended                  Year ended                           Period from
                          December 31,                December 31,           Year ended  September 8, 2000
                    --------------------------  --------------------------  December 31,  to December 31,
                        2001          2000          2001          2000          2001           2000
                    ------------  ------------  ------------  ------------  ------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $ (2,188,664)   (2,802,700)   (3,656,023)   (4,448,723)      (12)             (3)
 Net realized gain
  (loss)..........   (55,891,277)   40,926,185   (39,949,820)   27,742,167       (58)             (7)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (3,142,749) (107,099,330)  (59,003,007) (132,556,476)     (196)            (91)
 Capital gain
  distributions...     1,324,240    12,849,769     2,703,264     3,745,856        65             --
                    ------------  ------------  ------------  ------------     -----           -----
  Increase
   (decrease) in
   net assets from
   operations.....   (59,898,450)  (56,126,076)  (99,905,586) (105,517,176)     (201)           (101)
                    ------------  ------------  ------------  ------------     -----           -----
From capital
 transactions:
 Net premiums.....     8,346,854   106,191,793    11,845,790   152,312,346     1,106              75
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...    (2,062,702)   (1,881,554)   (4,328,011)   (2,472,220)      --              --
 Surrenders.......   (19,243,246)  (20,130,584)  (21,834,514)  (25,674,759)      --              --
 Cost of insurance
  and
  administrative
  expense
  (note 4)........      (300,502)     (269,986)     (373,295)     (314,936)      --              --
 Transfer gain
  (loss) and
  transfer fees...     4,850,602   (11,322,545)      446,223      (524,073)        9               2
 Transfers (to)
  from the
  Guarantee
  Account.........     7,089,642    24,152,127     7,939,759    45,426,006       --              --
 Interfund
  transfers.......   (24,679,255)   25,567,012   (50,934,230)    8,800,317       479           1,004
                    ------------  ------------  ------------  ------------     -----           -----
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   (25,998,607)  122,306,263   (57,238,278)  177,552,681     1,594           1,081
                    ------------  ------------  ------------  ------------     -----           -----
Increase
 (decrease) in net
 assets...........   (85,897,057)   66,180,187  (157,143,864)   72,035,505     1,393             980
Net assets at
 beginning of
 year.............   250,380,114   184,199,927   441,612,387   369,576,882       980             --
                    ------------  ------------  ------------  ------------     -----           -----
Net assets at end
 of period........  $164,483,057   250,380,114   284,468,523   441,612,387     2,373             980
                    ============  ============  ============  ============     =====           =====
                          High Yield Portfolio
                    --------------------------------
                                     Period from
                     Year ended  October 10, 2000 to
                    December 31,    December 31,
                        2001            2000
                    ------------ -------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......         (5)             44
 Net realized gain
  (loss)..........        (38)             (1)
 Unrealized
  appreciation
  (depreciation)
  on investments..         56             (56)
 Capital gain
  distributions...        --              --
                    ------------ -------------------
  Increase
   (decrease) in
   net assets from
   operations.....         13             (13)
                    ------------ -------------------
From capital
 transactions:
 Net premiums.....         75             100
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...        --              --
 Surrenders.......     (1,184)            --
 Cost of insurance
  and
  administrative
  expense
  (note 4)........        --              --
 Transfer gain
  (loss) and
  transfer fees...          4               2
 Transfers (to)
  from the
  Guarantee
  Account.........        --              --
 Interfund
  transfers.......        --            1,003
                    ------------ -------------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...     (1,105)          1,105
                    ------------ -------------------
Increase
 (decrease) in net
 assets...........     (1,092)          1,092
Net assets at
 beginning of
 year.............      1,092             --
                    ------------ -------------------
Net assets at end
 of period........          0           1,092
                    ============ ===================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                           Janus Aspen Series -- Service Shares
                    ---------------------------------------------------------------------------------------
                            Global Life
                        Sciences Portfolio       Global Technology Portfolio   Aggressive Growth Portfolio
                    ---------------------------- ---------------------------- -----------------------------
                                   Period from                  Period from                  Period from
                     Year ended   May 2, 2000 to  Year ended   May 2, 2000 to  Year ended  July 24, 2000 to
                    December 31,   December 31,  December 31,   December 31,  December 31,   December 31,
                        2001           2000          2001           2000          2001           2000
                    ------------  -------------- ------------  -------------- ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (383,983)     (185,505)     (343,548)       (22,665)     (135,329)      (12,706)
 Net realized gain
  (loss)..........    (4,117,954)      471,691   (10,473,844)    (1,660,779)   (1,568,985)     (125,677)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (2,286,189)    1,191,779    (2,173,041)    (8,668,137)   (2,037,458)     (845,885)
 Capital gain
  distributions...           --            --        152,466            --            --          2,170
                    ------------    ----------   -----------    -----------    ----------     ---------
  Increase
   (decrease) in
   net assets from
   operations.....    (6,788,126)    1,477,965   (12,837,967)   (10,351,581)   (3,741,772)     (982,098)
                    ------------    ----------   -----------    -----------    ----------     ---------
From capital
 transactions:
 Net premiums.....     5,752,477    10,785,299     6,741,992     17,451,454     8,236,263     4,317,354
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (283,260)     (139,693)     (348,231)      (320,658)       (8,222)          --
 Surrenders.......    (1,356,036)     (498,034)   (1,213,325)      (697,649)     (326,354)      (16,007)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (23,549)       (7,928)      (19,514)        (4,882)       (1,706)          --
 Transfer gain
  (loss) and
  transfer fees...       (19,319)      (16,792)        1,075         (4,735)      (49,670)     (180,308)
 Transfers (to)
  from the
  Guarantee
  Account.........     3,731,403     2,687,103     4,106,972      3,792,018     5,231,531       658,092
 Interfund
  transfers.......   (10,817,081)   23,841,367     2,544,761     13,850,355      (123,650)      129,985
                    ------------    ----------   -----------    -----------    ----------     ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    (3,015,365)   36,651,322    11,813,730     34,065,903    12,958,192     4,909,116
                    ------------    ----------   -----------    -----------    ----------     ---------
Increase
 (decrease) in net
 assets...........    (9,803,491)   38,129,287    (1,024,237)    23,714,322     9,216,420     3,927,018
Net assets at
 beginning of
 year.............    38,129,287           --     23,714,322            --      3,927,018           --
                    ------------    ----------   -----------    -----------    ----------     ---------
Net assets at end
 of period........  $ 28,325,796    38,129,287    22,690,085     23,714,322    13,143,438     3,927,018
                    ============    ==========   ===========    ===========    ==========     =========
                          Growth Portfolio
                    -----------------------------
                                   Period from
                     Year ended  July 24, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     (222,658)      (15,537)
 Net realized gain
  (loss)..........   (1,313,020)      (88,725)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (2,594,017)     (596,533)
 Capital gain
  distributions...       30,785         3,362
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....   (4,098,910)     (697,433)
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....   15,166,179     5,636,434
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (146,432)       (7,246)
 Surrenders.......     (691,826)      (18,700)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (3,082)          --
 Transfer gain
  (loss) and
  transfer fees...      (82,351)       (5,167)
 Transfers (to)
  from the
  Guarantee
  Account.........    6,178,668       415,910
 Interfund
  transfers.......      556,219        28,944
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   20,977,375     6,050,175
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........   16,878,465     5,352,742
Net assets at
 beginning of
 year.............    5,352,742           --
                    ------------ ----------------
Net assets at end
 of period........   22,231,207     5,352,742
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Janus Aspen Series -- Service Shares (continued)
                    ------------------------------------------------------------------------------------------
                        Capital Appreciation                                         International Growth
                              Portfolio             Worldwide Growth Portfolio             Portfolio
                    ------------------------------ ----------------------------- -----------------------------
                                    Period from                   Period from                   Period from
                     Year ended   July 26, 2000 to  Year ended  July 25, 2000 to  Year ended  July 25, 2000 to
                    December 31,    December 31,   December 31,   December 31,   December 31,   December 31,
                        2001            2000           2001           2000           2001           2000
                    ------------  ---------------- ------------ ---------------- ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  (154,278)         6,110        (208,827)      (14,871)        (95,867)       (1,193)
 Net realized gain
  (loss)..........     (848,263)       (77,233)       (603,314)      (81,037)       (322,660)      (32,754)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,843,183)      (433,290)     (2,275,379)     (521,637)       (424,899)     (156,043)
 Capital gain
  distributions...       86,152             61          29,300         2,787          41,249           395
                    -----------      ---------      ----------     ---------      ----------     ---------
  Increase
   (decrease) in
   net assets from
   operations.....   (2,759,572)      (504,352)     (3,058,220)     (614,758)       (802,177)     (189,595)
                    -----------      ---------      ----------     ---------      ----------     ---------
From capital
 transactions:
 Net premiums.....   11,382,711      5,481,003      14,176,599     5,220,452       7,352,333     1,964,826
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (64,750)       (18,006)        (24,924)      (30,712)        (58,683)          --
 Surrenders.......     (461,031)       (20,312)       (394,836)      (22,523)       (237,405)       (6,122)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (1,618)           --           (2,815)          --             (997)          --
 Transfer gain
  (loss) and
  transfer fees...       (7,111)        (7,827)         61,757        (7,185)          6,973        (5,038)
 Transfers (to)
  from the
  Guarantee
  Account.........    5,854,195        423,430       8,750,091       879,825       4,300,787       415,549
 Interfund
  transfers.......     (723,767)        23,351        (235,912)      142,903        (869,724)      (86,873)
                    -----------      ---------      ----------     ---------      ----------     ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   15,978,629      5,881,639      22,329,960     6,182,760      10,493,284     2,282,342
                    -----------      ---------      ----------     ---------      ----------     ---------
Increase
 (decrease) in net
 assets...........   13,219,057      5,377,287      19,271,740     5,568,002       9,691,107     2,092,747
Net assets at
 beginning of
 year.............    5,377,287            --        5,568,002           --        2,092,747           --
                    -----------      ---------      ----------     ---------      ----------     ---------
Net assets at end
 of period........  $18,596,344      5,377,287      24,839,742     5,568,002      11,783,854     2,092,747
                    ===========      =========      ==========     =========      ==========     =========
                         Balanced Portfolio
                    -----------------------------
                                   Period from
                     Year ended  July 24, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......       33,635         9,749
 Net realized gain
  (loss)..........     (327,259)      (17,256)
 Unrealized
  appreciation
  (depreciation)
  on investments..     (819,787)      (86,958)
 Capital gain
  distributions...      203,512         1,488
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....     (909,899)      (92,977)
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....   31,036,345     4,139,314
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (256,745)          --
 Surrenders.......   (1,230,543)       (9,358)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (2,865)          --
 Transfer gain
  (loss) and
  transfer fees...     (44,362)         6,263
 Transfers (to)
  from the
  Guarantee
  Account.........   17,567,019       466,561
 Interfund
  transfers.......      827,954       124,765
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   47,896,803     4,727,545
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........   46,986,904     4,634,568
Net assets at
 beginning of
 year.............    4,634,568           --
                    ------------ ----------------
Net assets at end
 of period........   51,621,472     4,634,568
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Goldman Sachs Variable Insurance Trust
                    ------------------------------------------------------
                     Growth and Income Fund        Mid Cap Value Fund
                    --------------------------- --------------------------
                    Year ended December 31,     Year ended December 31,
                    --------------------------- --------------------------
                        2001          2000          2001         2000
                    -------------  ------------ ------------  ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $    (167,906)    (139,180)     (443,535)      63,310
 Net realized gain
  (loss)..........       (668,820)      46,957     4,328,423      449,393
 Unrealized
  appreciation
  (depreciation)
  on investments..     (1,110,839)    (787,438)     (883,608)   8,304,706
 Capital gain
  distributions...            --           --      6,646,154    1,591,378
                    -------------  -----------  ------------  -----------
  Increase
   (decrease) in
   net assets from
   operations.....     (1,947,565)    (879,661)    9,647,434   10,408,787
                    -------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums.....      1,741,948    5,488,174    11,496,311   11,688,767
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (108,194)     (77,500)     (754,001)     (92,840)
 Surrenders.......       (809,111)    (891,998)   (9,326,605)  (1,586,680)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........        (14,833)      (9,213)     (115,353)     (19,420)
 Transfer gain
  (loss) and
  transfer fees...         (6,888)     (21,844)     (821,735)    (165,765)
 Transfers (to)
  from the
  Guarantee
  Account.........        645,079    1,282,884     3,365,746    3,092,219
 Interfund
  transfers.......      2,531,099    1,019,672    60,178,334   34,303,642
                    -------------  -----------  ------------  -----------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...      3,979,100    6,790,175    64,022,697   47,219,923
                    -------------  -----------  ------------  -----------
Increase
 (decrease) in net
 assets...........      2,031,535    5,910,514    73,670,131   57,628,710
Net assets at
 beginning of
 year.............     16,109,204   10,198,690    74,142,206   16,513,496
                    -------------  -----------  ------------  -----------
Net assets at end
 of period........  $  18,140,739   16,109,204   147,812,337   74,142,206
                    =============  ===========  ============  ===========
                                     Salomon Brother Variable Series Funds Inc.
                    ----------------------------------------------------------------------------------
                       Strategic Bond Fund           Investors Fund            Total Return Fund
                    --------------------------- --------------------------- --------------------------
                    Year ended December 31,     Year ended December 31,     Year ended December 31,
                    --------------------------- --------------------------- --------------------------
                        2001          2000          2001          2000          2001         2000
                    ------------- ------------- ------------- ------------- ------------- ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......       790,638       655,019      (388,288)       68,848       142,593      153,647
 Net realized gain
  (loss)..........       179,257       (26,890)   (2,465,542)      295,242       (36,171)      12,080
 Unrealized
  appreciation
  (depreciation)
  on investments..        14,477       (95,423)   (2,069,678)       65,351      (308,694)     195,015
 Capital gain
  distributions...           --            --        770,641     1,091,072           --           --
                    ------------- ------------- ------------- ------------- ------------- ------------
  Increase
   (decrease) in
   net assets from
   operations.....       984,372       532,706    (4,152,867)    1,520,513      (202,272)     360,742
                    ------------- ------------- ------------- ------------- ------------- ------------
From capital
 transactions:
 Net premiums.....     1,923,618     4,853,560     7,624,117     9,082,204     1,829,377    2,362,422
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (61,984)      (93,758)     (473,319)       (9,268)      (21,922)     (52,792)
 Surrenders.......    (1,563,775)     (673,689)   (5,278,858)     (715,457)     (412,372)    (341,058)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........       (19,074)       (4,640)      (62,388)       (5,632)      (10,127)      (3,821)
 Transfer gain
  (loss) and
  transfer fees...        (5,276)       15,819        63,382       (96,558)        2,510           96
 Transfers (to)
  from the
  Guarantee
  Account.........       923,990     1,475,770     2,021,064     1,171,182       518,768      956,626
 Interfund
  transfers.......    11,948,809     1,747,930    27,066,248    22,724,325     6,119,969    1,103,825
                    ------------- ------------- ------------- ------------- ------------- ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    13,146,308     7,320,992    30,960,246    32,150,796     8,026,203    4,025,298
                    ------------- ------------- ------------- ------------- ------------- ------------
Increase
 (decrease) in net
 assets...........    14,130,680     7,853,698    26,807,379    33,671,309     7,823,931    4,386,040
Net assets at
 beginning of
 year.............    13,181,698     5,328,000    37,463,216     3,791,907     7,636,739    3,250,699
                    ------------- ------------- ------------- ------------- ------------- ------------
Net assets at end
 of period........    27,312,378    13,181,698    64,270,595    37,463,216    15,460,670    7,636,739
                    ============= ============= ============= ============= ============= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                     AIM Variable Insurance Funds
                    -------------------------------------------------------------------------------------------------
                          AIM V.I. Capital               AIM V.I. Aggressive
                          Appreciation Fund                  Growth Fund              AIM V.I. New Technology Fund
                    ------------------------------ -------------------------------- ---------------------------------
                                    Period from                     Period from                      Period from
                     Year ended   July 14, 2000 to  Year ended  October 16, 2000 to  Year ended  September 8, 2000 to
                    December 31,    December 31,   December 31,    December 31,     December 31,     December 31,
                        2001            2000           2001            2000             2001             2000
                    ------------  ---------------- ------------ ------------------- ------------ --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (121,951)       (6,725)         (27)              (4)           1,050               (6)
 Net realized gain
  (loss)..........    (1,143,306)      (39,485)        (420)              54             (777)            (186)
 Unrealized
  appreciation
  (depreciation)
  on investments..    (1,045,492)     (362,655)         566             (160)         (25,931)          (1,213)
 Capital gain
  distributions...     1,247,366        53,685          --               --            28,977              305
                    ------------     ---------        -----            -----          -------           ------
  Increase
   (decrease) in
   net assets from
   operations.....    (1,063,383)     (355,180)         119             (110)           3,319           (1,100)
                    ------------     ---------        -----            -----          -------           ------
From capital
 transactions:
 Net premiums.....     7,471,475     2,230,924        8,000              175           22,926            1,200
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (36,696)          --           --               --               --               --
 Surrenders.......      (340,630)      (11,466)        (861)             --               (42)             --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............        (1,216)          --           --               --               --               --
 Transfer gain
  (loss) and
  transfer fees...       122,975       (10,783)           6                2                6                2
 Transfers (to)
  from the
  Guarantee
  Account.........     5,577,828       299,264          --               --               --               --
 Interfund
  transfers.......     1,874,285        34,858          501            1,199           25,138            1,998
                    ------------     ---------        -----            -----          -------           ------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    14,668,021     2,542,797        7,646            1,376           48,028            3,200
                    ------------     ---------        -----            -----          -------           ------
Increase
 (decrease) in net
 assets...........    13,604,638     2,187,617        7,765            1,266           51,347            2,100
Net assets at
 beginning of
 year.............     2,187,617           --         1,266              --             2,100              --
                    ------------     ---------        -----            -----          -------           ------
Net assets at end
 of period........  $ 15,792,255     2,187,617        9,031            1,266           53,447            2,100
                    ============     =========        =====            =====          =======           ======
                        AIM V.I. Growth Fund
                    -----------------------------
                                   Period from
                     Year ended  July 20, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......      (59,266)       (5,142)
 Net realized gain
  (loss)..........     (534,407)      (46,880)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,004,200)     (279,588)
 Capital gain
  distributions...          --         61,649
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....   (1,597,873)     (269,961)
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....    5,358,567     2,106,482
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (21,600)          --
 Surrenders.......     (168,771)      (10,272)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............         (905)          --
 Transfer gain
  (loss) and
  transfer fees...       22,447        (9,760)
 Transfers (to)
  from the
  Guarantee
  Account.........    2,805,429       207,279
 Interfund
  transfers.......     (625,247)       14,235
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    7,369,920     2,307,964
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........    5,772,047     2,038,003
Net assets at
 beginning of
 year.............    2,038,003           --
                    ------------ ----------------
Net assets at end
 of period........    7,810,050     2,038,003
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                        AIM Variable Insurance Funds
                    ------------------------------------------------------------------------------------------------
                                                           AIM V.I. Capital               AIM V.I. Growth and
                         AIM V.I. Value Fund               Development Fund                   Income Fund
                    ------------------------------ -------------------------------- --------------------------------
                                    Period from                     Period from                      Period from
                     Year ended   July 14, 2000 to  Year ended  October 24, 2000 to  Year ended  October 24, 2000 to
                    December 31,    December 31,   December 31,    December 31,     December 31,    December 31,
                        2001            2000           2001            2000             2001            2000
                    ------------  ---------------- ------------ ------------------- ------------ -------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $  (233,771)        (5,829)         (15)            --               (13)            --
 Net realized gain
  (loss)..........     (596,280)       (90,467)        (124)             (3)            (375)            (21)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,850,658)      (196,393)          25             --                 5             --
 Capital gain
  distributions...      653,741        125,375          --              --               --              --
                    -----------      ---------        -----             ---             ----             ---
  Increase
   (decrease) in
   net assets from
   operations.....   (2,026,968)      (167,314)        (114)             (3)            (383)            (21)
                    -----------      ---------        -----             ---             ----             ---
From capital
 transactions:
 Net premiums.....   20,782,363      4,511,000          --              --               168             --
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (277,345)       (34,914)         --              --               --              --
 Surrenders.......     (443,729)       (31,891)         --              --                 0             --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............       (2,337)           --           --              --               --              --
 Transfer gain
  (loss) and
  transfer fees...      891,144          7,378            1             --                 7             --
 Transfers (to)
  from the
  Guarantee
  Account.........   10,329,067        402,397          --              --               --              --
 Interfund
  transfers.......       91,277         13,541        5,015               3              478              21
                    -----------      ---------        -----             ---             ----             ---
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   31,370,440      4,867,511        5,016               3              653              21
                    -----------      ---------        -----             ---             ----             ---
Increase
 (decrease) in net
 assets...........   29,343,472      4,700,197        4,902             --               270             --
Net assets at
 beginning of
 year.............    4,700,197            --           --              --               --              --
                    -----------      ---------        -----             ---             ----             ---
Net assets at end
 of period........  $34,043,669      4,700,197        4,902             --               270             --
                    ===========      =========        =====             ===             ====             ===
                                           AIM V.I.
                     AIM V.I. Global      Government
                      Utilities Fund    Securities Fund
                    ------------------ -----------------
                                          Period from
                       Period from     March 19, 2001 to
                    January 4, 2001 to   December 31,
                    December 31, 2001        2001
                    ------------------ -----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......            (3)              226
 Net realized gain
  (loss)..........        (1,843)              --
 Unrealized
  appreciation
  (depreciation)
  on investments..           586                49
 Capital gain
  distributions...            98               --
                    ------------------ -----------------
  Increase
   (decrease) in
   net assets from
   operations.....        (1,162)              275
                    ------------------ -----------------
From capital
 transactions:
 Net premiums.....           832               800
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...           --                --
 Surrenders.......           (49)              --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............           --                --
 Transfer gain
  (loss) and
  transfer fees...             7                 1
 Transfers (to)
  from the
  Guarantee
  Account.........           --                --
 Interfund
  transfers.......         1,422             8,012
                    ------------------ -----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...         2,212             8,813
                    ------------------ -----------------
Increase
 (decrease) in net
 assets...........         1,050             9,088
Net assets at
 beginning of
 year.............           --                --
                    ------------------ -----------------
Net assets at end
 of period........         1,050             9,088
                    ================== =================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                   MFS Variable Insurance Trust
                    ----------------------------------------------------------------------------------------------
                        MFS Investors Growth
                            Stock Series             MFS Investors Trust Series       MFS New Discovery Series
                    ------------------------------ ------------------------------- -------------------------------
                                    Period from
                     Year ended   July 27, 2000 to  Year ended     Period from      Year ended     Period from
                    December 31,    December 31,   December 31, August 18, 2000 to December 31, August 17, 2000 to
                        2001            2000           2001     December 31, 2000      2001     December 31, 2000
                    ------------  ---------------- ------------ ------------------ ------------ ------------------
Increase
(decrease) in net
assets
From operations:
 Net investment
  income
  (expense).......  $  (136,537)        (7,769)        (65,109)       (1,192)          (78,849)        (1,965)
 Net realized gain
  (loss)..........     (412,945)       (40,271)        (97,333)       (4,767)         (137,496)       (15,215)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (1,370,533)      (186,904)       (390,183)       (4,793)          355,566          6,958
 Capital gain
  distributions...       54,391            --           51,546           --             83,336            --
                    -----------      ---------      ----------       -------        ----------      ---------
  Increase
   (decrease) in
   net assets from
   operations.....   (1,865,624)      (234,944)       (501,079)      (10,752)          222,557        (10,222)
                    -----------      ---------      ----------       -------        ----------      ---------
From capital
 transactions:
 Net premiums.....   10,875,980      2,706,193       5,938,657       572,314         6,274,976        839,758
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...         (705)        (7,452)        (18,437)          --            (16,562)           --
 Surrenders.......     (400,851)        (9,830)       (125,283)       (1,188)         (182,335)        (3,335)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........         (872)           --             (589)          --               (760)           --
 Transfer gain
  (loss) and
  transfer fees...       24,473         (1,937)         23,904           804             1,749         (1,201)
 Transfers (to)
  from the
  Guarantee
  Account.........    4,756,052        283,451       4,833,855        41,319         3,536,289        187,488
 Interfund
  transfers.......     (160,054)         7,500         (11,355)       21,339           686,745           (296)
                    -----------      ---------      ----------       -------        ----------      ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   15,094,023      2,977,925      10,640,752       634,588        10,300,102      1,022,414
                    -----------      ---------      ----------       -------        ----------      ---------
Increase
 (decrease) in net
 assets...........   13,228,399      2,742,981      10,139,673       623,836        10,522,659      1,012,192
Net assets at
 beginning of
 year.............    2,742,981            --          623,836           --          1,012,192            --
                    -----------      ---------      ----------       -------        ----------      ---------
Net assets at end
 of period........  $15,971,380      2,742,981      10,763,509       623,836        11,534,851      1,012,192
                    ===========      =========      ==========       =======        ==========      =========
                         MFS Utility Series
                    -----------------------------
                                   Period from
                     Year ended  July 25, 2000 to
                    December 31,   December 31,
                        2001           2000
                    ------------ ----------------
Increase
(decrease) in net
assets
From operations:
 Net investment
  income
  (expense).......        9,759        (1,924)
 Net realized gain
  (loss)..........     (353,704)       (4,009)
 Unrealized
  appreciation
  (depreciation)
  on investments..   (2,386,030)       17,979
 Capital gain
  distributions...      330,862           --
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   operations.....   (2,399,113)       12,046
                    ------------ ----------------
From capital
 transactions:
 Net premiums.....    9,014,258       737,514
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (23,607)          --
 Surrenders.......     (212,131)       (1,207)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........         (600)          --
 Transfer gain
  (loss) and
  transfer fees...        7,628           307
 Transfers (to)
  from the
  Guarantee
  Account.........    6,550,056       238,106
 Interfund
  transfers.......      178,892        32,599
                    ------------ ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   15,514,496     1,007,319
                    ------------ ----------------
Increase
 (decrease) in net
 assets...........   13,115,383     1,019,365
Net assets at
 beginning of
 year.............    1,019,365           --
                    ------------ ----------------
Net assets at end
 of period........   14,134,748     1,019,365
                    ============ ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                     Dreyfus
                          --------------------------------------------------------------
                                Dreyfus Investment
                          Portfolios --  Emerging Markets      The Dreyfus Socially
                                     Portfolio            Responsible Growth Fund, Inc.
                          ------------------------------- ------------------------------
                           Year ended     Period from      Year ended     Period from
                          December 31, August 17, 2000 to December 31, August 2, 2000 to
                              2001     December 31, 2000      2001     December 31, 2000
                          ------------ ------------------ ------------ -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $    3,807           188           (70,376)        2,654
 Net realized gain
  (loss)................        1,498          (211)         (142,691)       (4,600)
 Unrealized appreciation
  (depreciation) on
  investments...........      102,039       (14,189)       (1,061,003)      (32,434)
 Capital gain
  distributions.........          --            --                --            --
                           ----------       -------        ----------       -------
  Increase (decrease) in
   net assets from
   operations...........      107,344       (14,212)       (1,274,070)      (34,380)
                           ----------       -------        ----------       -------
From capital
 transactions:
 Net premiums...........      912,119        85,724         5,539,339       454,982
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........          --            --            (10,553)          --
 Surrenders.............      (20,185)       (1,205)          (40,353)       (1,717)
 Cost of insurance and
  administrative expense
  (note 4)..............          (62)          --               (253)          --
 Transfer gain (loss)
  and transfer fees.....      (30,915)         (603)          (33,278)         (173)
 Transfers (to) from the
  Guarantee Account.....      347,860        61,276         1,126,130        28,388
 Interfund transfers....    1,775,921           --             66,787           --
                           ----------       -------        ----------       -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    2,984,738       145,192         6,647,819       481,480
                           ----------       -------        ----------       -------
Increase (decrease) in
 net assets.............    3,092,082       130,980         5,373,749       447,100
Net assets at beginning
 of year................      130,980           --            447,100           --
                           ----------       -------        ----------       -------
Net assets at end of
 period.................   $3,223,062       130,980         5,820,849       447,100
                           ==========       =======        ==========       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                             PIMCO Variable Insurance Trust
                    ---------------------------------------------------------------------------------------
                                                   Long-Term U.S. Government
                       Foreign Bond Portfolio            Bond Portfolio         High Yield Bond Portfolio
                    ----------------------------- ---------------------------- ----------------------------
                                   Period from                   Period from                  Period from
                     Year ended  October 20, 2000  Year ended  August 24, 2000  Year ended  August 7, 2000
                    December 31, to December 31,  December 31, to December 31, December 31, to December 31,
                        2001           2000           2001          2000           2001          2000
                    ------------ ---------------- ------------ --------------- ------------ ---------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......   $   22,461          126          295,294        3,128         302,808        3,259
 Net realized gain
  (loss)..........        3,393          --            37,851       17,990         (52,876)      (2,571)
 Unrealized
  appreciation
  (depreciation)
  on investments..        9,015          (57)        (901,801)       4,992        (155,323)      (2,065)
 Capital gain
  distributions...          --           311          749,489          --              --           --
                     ----------       ------       ----------      -------      ----------      -------
  Increase
   (decrease) in
   net assets from
   operations.....       34,869          380          180,833       26,110          94,609       (1,377)
                     ----------       ------       ----------      -------      ----------      -------
From capital
 transactions:
 Net premiums.....    1,544,684        9,336       13,135,184      582,654       7,628,475      235,661
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...       (9,884)         --           (80,372)         --          (22,849)         --
 Surrenders.......      (43,532)         --          (363,112)      (2,654)       (257,969)      (1,152)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............           (2)         --            (1,226)         --             (144)         --
 Transfer gain
  (loss) and
  transfer fees...       28,213           (7)         101,440         (280)         71,997          107
 Transfers (to)
  from the
  Guarantee
  Account.........      415,602        2,827        6,488,382       77,348       4,003,331       27,361
 Interfund
  transfers.......      674,589          --         2,727,913          --        1,264,321          513
                     ----------       ------       ----------      -------      ----------      -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    2,609,670       12,156       22,008,209      657,068      12,687,162      262,490
                     ----------       ------       ----------      -------      ----------      -------
Increase
 (decrease) in net
 assets...........    2,644,539       12,536       22,189,042      683,178      12,781,771      261,113
Net assets at
 beginning of
 year.............       12,536          --           683,178          --          261,113          --
                     ----------       ------       ----------      -------      ----------      -------
Net assets at end
 of period........   $2,657,075       12,536       22,872,220      683,178      13,042,884      261,113
                     ==========       ======       ==========      =======      ==========      =======
                        Total Return Bond
                            Portfolio
                    -------------------------
                                 Period from
                                   July 25,
                     Year ended    2000 to
                    December 31, December 31,
                        2001         2000
                    ------------ ------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......      553,161      11,029
 Net realized gain
  (loss)..........      125,115      13,606
 Unrealized
  appreciation
  (depreciation)
  on investments..     (521,229)      4,957
 Capital gain
  distributions...      846,727         --
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   operations.....    1,003,774      29,592
                    ------------ ------------
From capital
 transactions:
 Net premiums.....   26,356,447   1,355,203
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (55,550)        --
 Surrenders.......     (553,985)     (6,232)
 Cost of insurance
  and
  administrative
  expense (note
  4)..............         (672)        --
 Transfer gain
  (loss) and
  transfer fees...      539,868      (1,474)
 Transfers (to)
  from the
  Guarantee
  Account.........   13,535,252     192,442
 Interfund
  transfers.......    5,524,978      (4,404)
                    ------------ ------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   45,346,338   1,535,535
                    ------------ ------------
Increase
 (decrease) in net
 assets...........   46,350,112   1,565,127
Net assets at
 beginning of
 year.............    1,565,127         --
                    ------------ ------------
Net assets at end
 of period........   47,915,239   1,565,127
                    ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                        Rydex Variable Trust
                    ------------------------------
                              OTC Fund
                    ------------------------------
                                    Period from
                     Year ended   July 14, 2000 to
                    December 31,    December 31,
                        2001            2000
                    ------------  ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......  $   (66,950)        (5,772)
 Net realized gain
  (loss)..........     (617,106)       (39,423)
 Unrealized
  appreciation
  (depreciation)
  on investments..     (896,601)      (545,912)
 Capital gain
  distributions...          --          19,314
                    -----------      ---------
  Increase
   (decrease) in
   net assets from
   operations.....   (1,580,657)      (571,793)
                    -----------      ---------
From capital
 transactions:
 Net premiums.....    3,397,592      2,598,026
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...      (28,289)           --
 Surrenders.......     (154,968)        (9,084)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........         (711)           --
 Transfer gain
  (loss) and
  transfer fees...        7,435         (2,093)
 Transfers (to)
  from the
  Guarantee
  Account.........    2,020,494        335,224
 Interfund
  transfers.......      162,820         12,190
                    -----------      ---------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...    5,404,373      2,934,263
                    -----------      ---------
Increase
 (decrease) in net
 assets...........    3,823,716      2,362,470
Net assets at
 beginning of
 year.............    2,362,470            --
                    -----------      ---------
Net assets at end
 of period........  $ 6,186,186      2,362,470
                    ===========      =========
                                           Alliance Variable Products Series Fund, Inc.
                    -------------------------------------------------------------------------------------------
                     Growth and Income Portfolio    Premier Growth Portfolio           Quasar Portfolio
                    ----------------------------- ----------------------------- -------------------------------
                                   Period from                   Period from
                     Year ended  July 25, 2000 to  Year ended  July 14, 2000 to  Year ended     Period from
                    December 31,   December 31,   December 31,   December 31,   December 31, August 11, 2000 to
                        2001           2000           2001           2000           2001     December 31, 2000
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......     (297,148)       (3,606)       (244,816)      (12,850)       (35,451)        (1,187)
 Net realized gain
  (loss)..........     (575,527)       (3,951)       (905,062)      (79,574)      (267,565)       (10,030)
 Unrealized
  appreciation
  (depreciation)
  on investments..     (817,306)       51,645      (2,097,646)     (397,329)        23,695        (17,204)
 Capital gain
  distributions...      775,214           --          809,253           --         117,347            --
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
  Increase
   (decrease) in
   net assets from
   operations.....     (914,767)       44,088      (2,438,271)     (489,753)      (161,974)       (28,421)
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
From capital
 transactions:
 Net premiums.....   36,549,497     1,474,889      14,294,217     5,531,325      2,282,587        386,918
 Transfers (to)
  from the general
  account of GE
  Life and
  Annuity:
 Death benefits...     (190,368)      (20,176)       (137,550)          --          (2,767)           --
 Surrenders.......     (725,995)       (2,804)       (437,191)      (13,361)       (44,425)        (1,833)
 Cost of insurance
  and
  administrative
  expense
  (note 4)........       (1,101)          --           (2,512)          --             (93)           --
 Transfer gain
  (loss) and
  transfer fees...      881,234          (238)        255,611        (3,636)       127,121            495
 Transfers (to)
  from the
  Guarantee
  Account.........   20,922,680       141,518       9,759,357       589,750      1,452,601         76,137
 Interfund
  transfers.......    3,362,004        18,070         (97,465)      365,321        302,716          1,452
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...   60,797,951     1,611,259      23,634,467     6,469,399      4,117,740        463,169
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
Increase
 (decrease) in net
 assets...........   59,883,184     1,655,347      21,196,196     5,979,646      3,955,766        434,748
Net assets at
 beginning of
 year.............    1,655,347           --        5,979,646           --         434,748            --
                    ------------ ---------------- ------------ ---------------- ------------ ------------------
Net assets at end
 of period........   61,538,531     1,655,347      27,175,842     5,979,646      4,390,514        434,748
                    ============ ================ ============ ================ ============ ==================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Prudential Series Fund, Inc.
                          --------------------------------------------------------------------
                           SP Prudential U.S.       SP Jennison
                            Emerging Growth    International Growth     Prudential Jennison
                               Portfolio             Portfolio               Portfolio
                          -------------------- --------------------- -------------------------
                          Period from July 9,  Period from August 6,
                          2001 to December 31, 2001 to December 31,  Period from September 17,
                                  2001                 2001          2001 to December 31, 2001
                          -------------------- --------------------- -------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............        $  (477)                 (66)                   (151)
 Net realized gain
  (loss)................            (55)                 (41)                     13
 Unrealized appreciation
  (depreciation) on
  investments...........         (2,492)                (856)                  5,488
 Capital gain
  distributions.........            --                   --                      --
                                -------               ------                  ------
  Increase (decrease) in
   net assets from
   operations...........         (3,024)                (963)                  5,350
                                -------               ------                  ------
From capital
 transactions:
 Net premiums...........         86,374               18,469                  34,302
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........            --                   --                      --
 Surrenders.............            --                  (293)                    --
 Cost of insurance and
  administrative expense
  (note 4)..............            --                   --                      --
 Transfer gain (loss)
  and transfer fees.....         (1,382)                 (26)                    (44)
 Transfers (to) from the
  Guarantee Account.....            --                   --                      --
 Interfund transfers....            --                   --                      665
                                -------               ------                  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........         84,992               18,150                  34,923
                                -------               ------                  ------
Increase (decrease) in
 net assets.............         81,968               17,187                  40,273
Net assets at beginning
 of year................            --                   --                      --
                                -------               ------                  ------
Net assets at end of
 period.................        $81,968               17,187                  40,273
                                =======               ======                  ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2001

(1) Description of Entity

  GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During 2001, MFS Variable Insurance Trust changed the name of its MFS Growth Series to MFS Investors Growth Stock Series and its MFS Growth With Income Series to MFS Investors Trust Series. In addition, AIM Variable Insurance Funds changed the name of its AIM V.I. Telecommunications Fund to AIM V.I. New Technology Fund.

  Also during 2001, the Janus Aspen Series High Yield Portfolio was removed as an investment subdivision in the Account.

  During May 2001, 4 new investment subdivisions were added to the Account for Type III policies (see note 2). The Equity Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Jennison International Growth Portfolio, and Prudential Jennison Portfolio each invests in a designated portfolio of the Prudential Series Fund, Inc.

  In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds -- Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The Dreyfus Investment Portfolios -- Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

  In April 2000, 12 new investment subdivisions were added to the Account. The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. The Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds.

  All designated portfolios described above are series type mutual funds.

  Contractholders may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. In addition, certain contractholders elect to deposit premiums in the general account of GE Life and Annuity and, over a period up to one year, periodically and systematically transfer those premiums to the subaccount of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers (to) from the Guarantee Account and in the Capital Transactions footnote as units exchanged.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are seven unit classes included in the Account. Type I units are sold under policy forms P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Purchases and Sales of Investments

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                  Cost of        Proceeds
                                                   Shares          from
Fund/Portfolio                                    Acquired     Shares Sold
--------------                                 -------------- --------------
GE Investment Funds, Inc.:
 S&P 500 Index Fund..........................  $  236,567,752 $  210,195,210
 Money Market Fund...........................   2,454,011,304  2,233,670,714
 Total Return Fund...........................      48,407,331     37,922,237
 International Equity Fund...................     156,645,504    153,436,965
 Real Estate Securities Fund.................      85,185,950     69,352,745
 Global Income Fund..........................       1,828,438      1,645,143
 Mid-Cap Value Equity Fund...................     116,797,378     50,961,341
 Income Fund.................................      81,855,597     48,043,489
 U.S. Equity Fund............................      49,367,514     24,467,958
 Premier Growth Equity Fund..................      58,962,170     34,802,908
 Value Equity Fund...........................      12,496,946      3,595,645
 Small-Cap Value Equity Fund.................      25,953,128      6,723,981
Oppenheimer Variable Account Funds:
 Bond Fund/VA................................     103,031,744     57,306,583
 Capital Appreciation Fund/VA................     141,605,182    111,623,079
 Aggressive Growth Fund/VA...................     149,455,928    166,106,284
 High Income Fund/VA.........................      50,833,661     52,103,820
 Multiple Strategies Fund/VA.................      47,883,292     34,881,053
Oppenheimer Variable Account Funds -- Class 2
 Shares:
 Global Securities Fund/VA...................      31,508,973     12,785,794
 Main Street Growth & Income Fund/VA.........      22,673,688      2,861,140
Variable Insurance Products Fund:
 Equity-Income Portfolio.....................     212,849,862    208,959,547
 Growth Portfolio............................     158,578,725    197,034,098
 Overseas Portfolio..........................     399,722,449    413,487,424
Variable Insurance Products Fund II:
 Asset Manager Portfolio.....................      42,849,736     95,606,322
 Contrafund Portfolio........................      79,874,315    127,571,499
Variable Insurance Products Fund III:
 Growth & Income Portfolio...................      46,084,919     39,146,858
 Growth Opportunities Portfolio..............      16,899,414     28,807,073
 Mid Cap Portfolio...........................          36,909         17,493
Variable Insurance Products Fund -- Service
 Class 2:
 Equity-Income Portfolio.....................      47,784,371     15,514,360
 Growth Portfolio............................      33,882,918      5,959,599
Variable Insurance Products Fund II --
  Service Class 2:
 Contrafund Portfolio........................      27,438,610      3,748,896
Variable Insurance Products Fund III --
  Service Class 2:
 Growth & Income Portfolio...................      17,538,061      5,974,436
 Mid Cap Portfolio...........................      32,874,747      5,380,287
Federated Insurance Series:
 American Leaders Fund II....................      41,104,956     34,929,078
 High Income Bond Fund II....................     103,868,007    103,530,134
 Utility Fund II.............................      15,058,452     17,230,312
 International Small Company Fund II.........      42,916,929     41,104,463

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                      Cost of      Proceeds
                                                       Shares        from
Fund/Portfolio                                        Acquired   Shares Sold
--------------                                      ------------ ------------
Federated Insurance Series -- Service Shares:
 High Income Bond Fund II.......................... $ 14,663,078 $  7,648,496
Alger American Fund:
 Small Capitalization Portfolio....................   90,359,866  104,960,599
 LargeCap Growth Portfolio.........................  116,350,218  114,393,591
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio...................   26,094,011   24,377,116
 PBHG Growth II Portfolio..........................   96,557,221  102,713,077
Janus Aspen Series:
 Aggressive Growth Portfolio.......................   98,606,851  160,643,838
 Growth Portfolio..................................  126,424,956  240,311,588
 Worldwide Growth Portfolio........................  181,322,414  329,486,606
 Balanced Portfolio................................  162,154,345  177,500,393
 Flexible Income Portfolio.........................   68,904,476   53,208,764
 International Growth Portfolio....................  408,742,492  445,574,717
 Capital Appreciation Portfolio....................   76,649,886  138,475,643
 Equity Income Portfolio...........................        1,959          312
 High Yield Portfolio..............................           75        1,186
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio....................   34,249,990   37,229,201
 Global Technology Portfolio.......................   32,539,307   21,037,650
 Aggressive Growth Portfolio.......................   24,347,511   11,565,300
 Growth Portfolio..................................   30,516,042    9,836,964
 Capital Appreciation Portfolio....................   21,944,234    6,083,379
 Worldwide Growth Portfolio........................   29,296,708    7,223,694
 International Growth Portfolio....................  120,251,604  105,611,977
 Balanced Portfolio................................   64,553,648   16,706,077
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund............................    9,685,518    5,750,871
 Mid Cap Value Fund................................  172,185,673  102,688,722
Salomon Brothers Variable Series Funds Inc.:
 Strategic Bond Fund...............................   26,368,516   11,087,925
 Investors Fund....................................   82,375,376   48,340,558
 Total Return Fund.................................   14,036,172    5,665,160
AIM Variable Insurance Funds:
 AIM V.I. Capital Appreciation Fund................   28,429,607   12,446,161
 AIM V.I. Aggressive Growth Fund...................        8,663        1,042
 AIM V.I. New Technology Fund......................      219,953      141,880
 AIM V.I. Growth Fund..............................   10,707,648    3,417,870
 AIM V.I. Value Fund...............................   39,920,882    8,227,412
 AIM V.I. Capital Development Fund.................        9,915        4,913
 AIM V.I. Growth and Income Fund...................        7,831        7,190
 AIM V.I. Global Utilities Fund....................       15,690       13,382
 AIM V.I. Government Securities Fund...............        9,265          224
MFS Variable Insurance Trust:
 MFS Investors Growth Stock Series.................   17,521,329    2,515,205

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                       Cost of    Proceeds
                                                       Shares       from
Fund/Portfolio                                        Acquired   Shares Sold
--------------                                       ----------- -----------
 MFS Investors Trust Series......................... $11,765,034 $ 1,164,700
 MFS New Discovery Series...........................  12,585,911   2,277,917
 MFS Utility Series.................................  18,059,718   2,224,806
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
  Portfolio.........................................  10,334,891   7,696,107
 The Dreyfus Socially Responsible Growth Fund,
  Inc...............................................  10,450,358   3,871,598
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio.............................   4,688,328   2,120,620
 Long-Term U.S. Government Bond Portfolio...........  31,988,029   9,222,035
 High Yield Bond Portfolio..........................  18,147,688   5,338,065
 Total Return Bond Portfolio........................  59,157,468  12,854,764
Rydex Variable Trust:
 OTC Fund...........................................   7,019,793   1,687,004
Alliance Variable Products Series Fund, Inc.:
 Growth and Income Portfolio........................  70,733,666   9,372,386
 Premier Growth Portfolio...........................  29,520,901   5,101,406
 Quasar Portfolio...................................   6,310,246   2,114,186
Prudential Series Fund, Inc.:
 SP Prudential U.S. Emerging Growth Portfolio.......      84,989         432
 SP Jennison International Growth Portfolio.........      18,442         350
 Prudential Jennison Portfolio......................      34,924         131

(4) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. In addition, charges are assessed to cover certain partial surrenders, certain administrative expenses, and the mortality and expense risk that GE Life & Annuity assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a policy. The basis points charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. The table below discloses the fees described above by unit type.

                 Distribution              Surrender              Administrative      Mortality and Expense
Unit Type          Expense                  Charges              Expense Charges          Risk Charges
---------        ------------              ---------             ---------------      ---------------------
    I       .20% for the first ten  6% or less within six              $30                    1.15%
              years following a     years of any premium
               premium payment      payment
   II                --             6% or less within seven  $25, if account value is         1.25%
                                    years of any premium      less than $75,000, plus
                                    payment                            .15%
   III               --             8% or less within eight  $25, if account value is         1.30%
                                    years of any premium      less than $10,000, plus
                                    payment                            .25%
   IV                --                        --            $25, if account value is         1.35%
                                                              less than $25,000, plus
                                                                       .25%
    V                --                        --                      0.35%                  0.40%
   VI                --             6% or less within six          $30 plus .15%              1.35%
                                    years of any premium
                                    payment
   VII               --             6% or less within six          $30 plus .15%              1.55%
                                    years of any premium
                                    payment

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


  For Type III unit contracts, transfers from the guarantee account include approximately $27.7 and $58.8 million of payments by GE Life and Annuity in the form of bonus credits for the years ended December 31, 2001 and 2000, respectively.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity, Mid-Cap Value Equity and Premier Growth Equity Funds, .80% for the Small-Cap Value Equity Fund, and .55% for the U.S. Equity Fund.

(5) Capital Transactions

  The increase (decrease) in outstanding units and amounts by type and by subaccount from capital transactions with contractholders for each of the years or lesser periods in the two year period ended December 31, 2001 is as follows:

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                      GE Investments Funds, Inc.
                         -------------------------------------------------------------------------------------------
                                S&P 500                   Money                   Total             International
                              Index Fund               Market Fund             Return Fund           Equity Fund
                         ----------------------  ------------------------  ---------------------  ------------------
                          Units      $ Amount      Units       $ Amount     Units     $ Amount     Units   $ Amount
                         --------  ------------  ----------  ------------  --------  -----------  -------  ---------
Type I Units:
 Units Purchased........    3,945  $    227,062      29,524  $    494,362     2,411  $    91,720        1  $       6
 Units Redeemed......... (190,013)  (10,813,162) (3,288,192)  (54,902,105)  (95,836)  (3,606,128) (25,891)  (577,216)
 Units Exchanged........  (72,968)     (124,039)  1,726,844      (155,118)  (41,064)     (40,316) (73,785)    (5,675)
                         --------  ------------  ----------  ------------  --------  -----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... (259,036) $(10,710,139) (1,531,824) $(54,562,860) (134,489) $(3,554,724) (99,675) $(582,885)
                         ========  ============  ==========  ============  ========  ===========  =======  =========
 Units Purchased........    2,478       120,597      11,466       194,763       990       37,513      --         --
 Units Redeemed......... (184,777)   (8,988,581) (3,307,718)  (56,190,209)  (74,324)  (2,816,011) (18,592)  (330,548)
 Units Exchanged........  (35,256)   (1,715,045)  2,800,699    47,577,186    23,592      893,868  (15,402)  (273,848)
                         --------  ------------  ----------  ------------  --------  -----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (217,555) $(10,583,030)   (495,553) $ (8,418,261)  (49,742) $(1,884,629) (33,994) $(604,396)
                         ========  ============  ==========  ============  ========  ===========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                            GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------
                            Real Estate           Global            Mid-Cap Value
                          Securities Fund       Income Fund          Equity Fund            Income Fund
                         ------------------  ------------------  ---------------------  ---------------------
                          Units   $ Amount    Units   $ Amount    Units     $ Amount     Units     $ Amount
                         -------  ---------  -------  ---------  --------  -----------  --------  -----------
Type I Units:
 Units Purchased........    (878) $  53,044       46  $     450     2,346  $    37,915       738  $     7,823
 Units Redeemed.........  15,223   (910,735) (18,024)  (180,823)  (99,897)  (1,601,472) (231,047)  (2,430,811)
 Units Exchanged........ (14,909)    (8,235) (12,713)      (791)  (11,459)     (13,530)   (3,539)     (23,965)
                         -------  ---------  -------  ---------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....    (564) $(865,927) (30,691) $(181,164) (109,010) $(1,577,087) (233,848) $(2,446,953)
                         =======  =========  =======  =========  ========  ===========  ========  ===========
 Units Purchased........     148      2,853       49        500       655       11,748     3,439       39,991
 Units Redeemed......... (45,295)  (876,267)  (3,609)   (37,126)  (84,583)  (1,516,669) (192,208)  (2,235,396)
 Units Exchanged........   9,750    188,632    9,542     98,171   143,699    2,576,677   262,753    3,055,845
                         -------  ---------  -------  ---------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (35,397) $(684,782)   5,982  $  61,546    59,771  $ 1,071,756    73,984  $   860,440
                         =======  =========  =======  =========  ========  ===========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                             GE Investments Funds, Inc.
                                     (continued)                     Oppenheimer Variable Account Funds
                         --------------------------------------  ---------------------------------------------
                               U.S.           Premier Growth                                   Capital
                            Equity Fund         Equity Fund          Bond Fund/VA       Appreciation Fund/VA
                         ------------------  ------------------  ---------------------  ----------------------
                          Units   $ Amount    Units   $ Amount    Units     $ Amount     Units      $ Amount
                         -------  ---------  -------  ---------  --------  -----------  --------  ------------
Type I Units:
 Units Purchased........     895  $  11,642      850  $   9,920     2,739  $    59,417     2,529  $    171,235
 Units Redeemed.........  (6,809)   (85,350) (23,499)  (271,942) (195,959)  (4,217,384) (164,413)  (10,999,214)
 Units Exchanged........  96,104     (3,224)  55,247     (2,325)  (14,960)     (32,820)    6,379      (136,527)
                         -------  ---------  -------  ---------  --------  -----------  --------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  90,190  $ (76,932)  32,598  $(264,347) (208,180) $(4,190,787) (155,505) $(10,964,506)
                         =======  =========  =======  =========  ========  ===========  ========  ============
 Units Purchased........     307      3,150    3,367     23,028       497       10,882       756        43,332
 Units Redeemed......... (14,975)  (153,821) (23,597)  (161,400) (140,878)  (3,081,287) (151,512)   (8,684,307)
 Units Exchanged........ (10,207)  (104,855)  13,805     94,425   103,062    2,254,166    33,229     1,904,614
                         -------  ---------  -------  ---------  --------  -----------  --------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (24,875) $(255,526)  (6,425) $ (43,947)  (37,319) $  (816,239) (117,527) $ (6,736,361)
                         =======  =========  =======  =========  ========  ===========  ========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          Oppenheimer Variable Account Funds (continued)
                  --------------------------------------------------------------------
                       Aggressive                 High                 Multiple
                     Growth Fund/VA          Income Fund/VA       Strategies Fund/VA
                  ----------------------  ---------------------  ---------------------
                   Units      $ Amount     Units     $ Amount     Units     $ Amount
                  --------  ------------  --------  -----------  --------  -----------
Type I Units:
 Units
  Purchased......    5,842  $    494,773     4,410  $   140,092     3,230  $   104,285
 Units Redeemed.. (403,930)  (33,885,739) (299,450)  (9,434,365) (235,216)  (7,530,769)
 Units
  Exchanged......   31,718      (317,812)  (97,492)     (77,775)  (65,398)     (65,952)
                  --------  ------------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (366,370) $(33,708,778) (392,532) $(9,372,047) (297,384) $(7,492,437)
                  ========  ============  ========  ===========  ========  ===========
 Units
  Purchased......    3,133       151,508     2,911       90,832       955       31,286
 Units Redeemed.. (259,641)  (12,555,828) (171,460)  (5,350,588) (158,243)  (5,176,877)
 Units
  Exchanged...... (134,670)   (6,512,438)   (1,564)     (48,790)   13,215      432,313
                  --------  ------------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (391,178) $(18,916,758) (170,113) $(5,308,546) (144,073) $(4,713,278)
                  ========  ============  ========  ===========  ========  ===========
                        Variable Insurance Products Fund
                  -------------------------------------------------
                          Equity-
                     Income Portfolio         Growth Portfolio
                  ------------------------- -----------------------
                    Units       $ Amount     Units      $ Amount
                  ----------- ------------- --------- -------------
Type I Units:
 Units
  Purchased......     12,748  $    542,422    11,056  $    820,665
 Units Redeemed..   (988,456)  (41,690,669) (719,665)  (52,918,360)
 Units
  Exchanged......   (380,685)     (368,817)  (64,035)     (501,023)
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (1,356,393) $(41,517,064) (772,644) $(52,598,718)
                  =========== ============= ========= =============
 Units
  Purchased......      8,604       382,089     3,873       216,200
 Units Redeemed..   (611,518)  (27,152,448) (455,514)  (25,424,932)
 Units
  Exchanged......     19,551       868,073  (162,787)   (9,086,165)
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......   (583,363) $(25,902,287) (614,428) $(34,294,897)
                  =========== ============= ========= =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                   Variable Insurance
                        Products
                    Fund (continued)           Variable Insurance Products Fund II
                  ----------------------  ------------------------------------------------
                                                   Asset
                   Overseas Portfolio        Manager Portfolio      Contrafund Portfolio
                  ----------------------  ------------------------  ----------------------
                   Units      $ Amount      Units       $ Amount     Units      $ Amount
                  --------  ------------  ----------  ------------  --------  ------------
Type I Units:
 Units
  Purchased......    7,571  $    241,479      36,673  $  1,107,798    15,081  $    471,259
 Units Redeemed.. (487,154)  (15,394,793) (2,680,732)  (80,156,029) (639,294)  (19,812,454)
 Units
  Exchanged...... (102,270)     (143,619)   (522,301)     (820,933)  (74,444)     (166,590)
                  --------  ------------  ----------  ------------  --------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (581,853) $(15,296,932) (3,166,360) $(79,869,165) (698,657) $(19,507,785)
                  ========  ============  ==========  ============  ========  ============
 Units
  Purchased......    1,169        27,779      14,846       410,193     3,626        95,889
 Units Redeemed.. (280,695)   (6,666,954) (1,793,031)  (49,541,082) (341,020)   (9,019,421)
 Units
  Exchanged...... (124,293)   (2,952,161)   (297,872)   (8,230,133) (151,022)   (3,994,278)
                  --------  ------------  ----------  ------------  --------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (403,819) $ (9,591,336) (2,076,057) $(57,361,021) (488,416) $(12,917,810)
                  ========  ============  ==========  ============  ========  ============
                    Variable Insurance Products Fund III
                  ---------------------------------------------
                                                Growth
                        Growth &            Opportunities
                    Income Portfolio          Portfolio
                  ---------------------- ----------------------
                   Units     $ Amount     Units     $ Amount
                  --------- ------------ --------- ------------
Type I Units:
 Units
  Purchased......    1,926  $    31,625     3,181  $    46,620
 Units Redeemed.. (134,276)  (2,185,679) (116,507)  (1,693,162)
 Units
  Exchanged......  (76,301)     (19,120) (112,658)     (14,301)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (208,651) $(2,173,174) (225,984) $(1,660,843)
                  ========= ============ ========= ============
 Units
  Purchased......      675       10,080       501        5,646
 Units Redeemed..  (91,456)  (1,364,681)  (48,972)    (552,256)
 Units
  Exchanged......   27,585      411,609   (30,599)    (345,062)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (63,196) $  (942,992)  (79,070) $  (891,672)
                  ========= ============ ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    Federated Insurance Series
                  -------------------------------------------------------------------
                        American             High Income
                    Leaders Fund II          Bond Fund II         Utility Fund II
                  ---------------------  ---------------------  ---------------------
                   Units     $ Amount     Units     $ Amount     Units     $ Amount
                  --------  -----------  --------  -----------  --------  -----------
Type I Units:
 Units
  Purchased......      835  $    14,319       319  $     5,668     3,240  $    59,429
 Units Redeemed..  (94,586)  (1,608,723)  (71,936)  (1,269,466)  (97,076)  (1,766,896)
 Units
  Exchanged......  (54,843)     (14,983)   (9,397)     (11,320)  (11,102)     (13,902)
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (148,594) $(1,609,387)  (81,014) $(1,275,118) (104,938) $(1,721,369)
                  ========  ===========  ========  ===========  ========  ===========
 Units
  Purchased......      528        8,635     1,105       16,447     1,034       16,640
 Units Redeemed..  (66,334)  (1,087,156)  (29,123)    (433,602)  (45,201)    (727,791)
 Units
  Exchanged......   34,776      569,957  (127,025)  (1,891,248)  (12,738)    (205,097)
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (31,030) $  (508,564) (155,043) $(2,308,402)  (56,905) $  (916,248)
                  ========  ===========  ========  ===========  ========  ===========
                             Alger American Fund
                  ---------------------------------------------
                         Small
                     Capitalization            LargeCap
                       Portfolio           Growth Portfolio
                  ---------------------- ----------------------
                   Units     $ Amount     Units     $ Amount
                  --------- ------------ --------- ------------
Type I Units:
 Units
  Purchased......    6,120  $    84,706    11,332  $   291,531
 Units Redeemed.. (233,167)  (3,186,792) (223,755)  (5,691,663)
 Units
  Exchanged......   86,263      (40,577)  (64,202)     (64,602)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (140,784) $(3,142,663) (276,625) $(5,464,735)
                  ========= ============ ========= ============
 Units
  Purchased......    1,146       10,280     2,865       53,000
 Units Redeemed.. (196,344)  (1,761,732) (196,705)  (3,638,796)
 Units
  Exchanged...... (111,834)  (1,003,445)  (43,476)    (804,251)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (307,032) $(2,754,896) (237,316) $(4,390,046)
                  ========= ============ ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             PBHG Insurance Series Fund, Inc.                      Janus Aspen Series
                         -------------------------------------------  ------------------------------------------------
                             PBHG Large                PBHG
                             Cap Growth             Growth II              Aggressive
                              Portfolio             Portfolio           Growth Portfolio         Growth Portfolio
                         --------------------  ---------------------  ----------------------  ------------------------
                          Units    $ Amount     Units     $ Amount     Units      $ Amount      Units       $ Amount
                         -------  -----------  --------  -----------  --------  ------------  ----------  ------------
Type I Units:
 Units Purchased........     868  $    27,151     2,883  $    94,043    13,572  $    691,164      26,900  $    966,494
 Units Redeemed......... (20,094)    (614,904)  (62,738)  (2,026,654) (402,912)  (20,291,639)   (898,626)  (31,968,683)
 Units Exchanged........ 155,998      (13,428)  213,604      (20,099)   76,251      (227,731)     71,791      (317,759)
                         -------  -----------  --------  -----------  --------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 136,772  $  (601,181)  153,749  $(1,952,710) (313,089) $(19,828,206)   (799,935) $(31,319,948)
                         =======  ===========  ========  ===========  ========  ============  ==========  ============
 Units Purchased........     640       11,702     1,894       23,956     6,153       174,897      13,588       346,082
 Units Redeemed......... (41,886)    (766,584)  (77,412)    (978,615) (250,697)   (7,125,993)   (669,164)  (17,044,025)
 Units Exchanged........ (34,172)    (625,432)  (30,911)    (390,766) (213,186)   (6,059,740)   (376,738)   (9,595,741)
                         -------  -----------  --------  -----------  --------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (75,418) $(1,380,314) (106,429) $(1,345,425) (457,730) $(13,010,836) (1,032,314) $(26,293,684)
                         =======  ===========  ========  ===========  ========  ============  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                     Janus Aspen Series (continued)
                         ----------------------------------------------------------------------------------------------
                                Worldwide                                        Flexible            International
                            Growth Portfolio        Balanced Portfolio       Income Portfolio       Growth Portfolio
                         ------------------------  ----------------------  ---------------------  ---------------------
                           Units       $ Amount     Units      $ Amount     Units     $ Amount     Units     $ Amount
                         ----------  ------------  --------  ------------  --------  -----------  --------  -----------
Type I Units:
 Units Purchased........     40,691  $  1,551,318    19,265  $    467,010     4,831  $    15,714   (11,129) $   246,567
 Units Redeemed.........   (926,797)  (34,907,598) (661,691)  (15,895,972) (127,570)  (6,447,192)  259,231   (5,007,075)
 Units Exchanged........     19,040      (426,392)   96,995      (144,239)   (7,253)     (64,559) (283,946)     (69,936)
                         ----------  ------------  --------  ------------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   (867,066) $(33,782,672) (545,431) $(15,573,200) (129,992) $(6,496,038)  (35,844) $(4,830,444)
                         ==========  ============  ========  ============  ========  ===========  ========  ===========
 Units Purchased........     10,091       331,978     7,982       179,568       (81)      21,232       347        6,720
 Units Redeemed.........   (627,415)  (20,641,241) (419,979)   (9,448,980)   13,665   (3,571,289) (172,962)  (3,352,582)
 Units Exchanged........   (430,315)  (14,156,856)  (62,919)   (1,415,600)   (2,968)     775,624  (147,077)  (2,850,852)
                         ----------  ------------  --------  ------------  --------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,047,639) $(34,466,118) (474,916) $(10,685,011)   10,616  $(2,774,434) (319,692) $(6,196,714)
                         ==========  ============  ========  ============  ========  ===========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          Janus Aspen Series                                              Goldman Sachs Variable
                             (continued)        Janus Aspen Series -- Service Shares          Insurance Trust
                         ---------------------  ----------------------------------------  ------------------------
                               Capital                                      Global
                             Appreciation           Global Life           Technology            Growth and
                              Portfolio          Sciences Portfolio       Portfolio             Income Fund
                         ---------------------  ---------------------  -----------------  ------------------------
                          Units     $ Amount     Units     $ Amount     Units   $ Amount    Units       $ Amount
                         --------  -----------  --------  -----------  -------  --------  ----------  ------------
Type I Units:
 Units Purchased........    7,035  $   217,967     2,521  $    27,866    1,181  $ 11,787       4,858  $     45,066
 Units Redeemed......... (163,875)  (5,007,075)   (1,371)     (12,506)  (4,885)  (46,943)    (30,471)     (281,114)
 Units Exchanged........ (114,192)     (69,936)  319,696       (2,644) 196,023    (1,854)     16,814        (1,541)
                         --------  -----------  --------  -----------  -------  --------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... (271,032) $(4,859,044)  320,846  $    12,716  192,319  $(37,010)     (8,799) $   (237,589)
                         ========  ===========  ========  ===========  =======  ========  ==========  ============
 Units Purchased........    6,834      145,164       655        6,237    5,001     9,000         847         7,186
 Units Redeemed......... (157,840)  (3,352,582)  (17,867)    (170,167) (43,551)  (78,377)    (11,455)      (97,306)
 Units Exchanged........ (126,749)  (2,692,223) (102,729)    (978,417)  (3,176)   (5,716)     15,779       134,047
                         --------  -----------  --------  -----------  -------  --------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contrtactholders
  during the year ended
  December 31, 2001..... (277,755) $(5,899,641) (119,941) $(1,142,346) (41,726) $(75,093)      5,171  $     43,927
                         ========  ===========  ========  ===========  =======  ========  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            Goldman Sachs
                         Variable Insurance
                          Trust (continued)         Salomon Brothers Variable Series Funds, Inc.
                         --------------------  -----------------------------------------------------------
                               Mid Cap             Strategic                                  Total
                             Value Fund            Bond Fund         Investors Fund        Return Fund
                         --------------------  ------------------  -------------------  ------------------
                          Units     $ Amount    Units   $ Amount    Units    $ Amount    Units   $ Amount
                         --------  ----------  -------  ---------  -------  ----------  -------  ---------
Type I Units:
 Units Purchased........      473  $    5,318      148  $   1,500        6  $      100       47  $     400
 Units Redeemed.........  (43,089)   (481,508) (17,332)  (174,027) (13,784)   (200,773) (23,079)  (193,974)
 Units Exchanged........  159,748      (3,598)   5,677       (931) 124,404      (1,370)  25,376       (463)
                         --------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  117,132  $ (479,788) (11,507) $(173,458) 110,626  $ (202,044)   2,344  $(194,037)
                         ========  ==========  =======  =========  =======  ==========  =======  =========
 Units Purchased........    6,985      80,700      135      1,482    1,126      17,419      262      3,019
 Units Redeemed......... (143,331) (1,655,937) (16,348)  (180,138) (72,213) (1,117,432)  (1,414)   (16,333)
 Units Exchanged........  427,655   4,940,798   52,531    578,846  248,648   3,847,616   23,088    266,785
                         --------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  291,309  $3,365,561   36,318  $ 400,189  177,561  $2,747,603   21,936  $ 253,472
                         ========  ==========  =======  =========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------------------
                                S&P 500                    Money                   Total              International
                               Index Fund               Market Fund             Return Fund            Equity Fund
                         -----------------------  ------------------------  ---------------------  --------------------
                           Units      $ Amount      Units       $ Amount     Units     $ Amount     Units    $ Amount
                         ---------  ------------  ----------  ------------  --------  -----------  -------  -----------
Type II Units:
 Units Purchased........   840,276  $ 48,036,897  10,838,087  $107,474,773   102,672  $ 3,882,213   94,226  $ 1,697,330
 Units Redeemed.........  (546,831)  (31,261,217) (5,788,747)  (57,403,516) (121,690)  (4,601,319) (48,305)    (870,146)
 Units Exchanged........   872,013    49,851,170  (6,354,311)  (63,011,868)  169,619    6,413,593  126,369    2,276,320
                         ---------  ------------  ----------  ------------  --------  -----------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,165,458  $ 66,626,850  (1,304,971) $(12,940,610)  150,601  $ 5,694,487  172,290  $ 3,103,505
                         =========  ============  ==========  ============  ========  ===========  =======  ===========
 Units Purchased........   205,417     8,797,487     995,943    16,304,531    50,980    1,802,767   21,557      307,475
 Units Redeemed.........  (811,758)  (34,765,409) (4,617,591)  (75,594,432) (224,767)  (7,948,272) (97,263)  (1,387,323)
 Units Exchanged........    42,687     1,828,150   8,254,272   135,130,450   243,314    8,604,131   86,651    1,235,963
                         ---------  ------------  ----------  ------------  --------  -----------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (563,654) $(24,139,773)  4,632,624  $ 75,840,549    69,527  $ 2,458,626   10,945  $   156,116
                         =========  ============  ==========  ============  ========  ===========  =======  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                               GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------------------------------------------
                             Real Estate             Global                Mid-Cap
                           Securities Fund         Income Fund        Value Equity Fund          Income Fund
                         ---------------------  ------------------  ----------------------  ----------------------
                          Units     $ Amount     Units   $ Amount     Units     $ Amount      Units     $ Amount
                         --------  -----------  -------  ---------  ---------  -----------  ---------  -----------
Type II Units:
 Units Purchased........   60,720  $ 1,100,666   11,119  $ 126,089    301,492  $ 4,653,094    122,514  $ 1,372,111
 Units Redeemed.........  (78,204)  (1,417,601) (25,033)  (283,865)  (256,018)  (3,951,266)  (247,698)  (2,774,121)
 Units Exchanged........  461,452    8,364,688   23,762    269,447    474,558    7,324,093    431,371    4,831,184
                         --------  -----------  -------  ---------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  443,968  $ 8,047,753    9,848  $ 111,671    520,032  $ 8,025,920    306,187  $ 3,429,174
                         ========  ===========  =======  =========  =========  ===========  =========  ===========
 Units Purchased........   54,583    1,217,029    2,700     39,907    130,038    2,195,607     67,697      802,746
 Units Redeemed......... (121,111)  (2,700,386) (19,656)  (290,435)  (316,422)  (5,342,583)  (487,107)  (5,776,124)
 Units Exchanged........  220,461    4,915,572   16,311    240,998  1,008,337   17,025,138  1,862,021   22,079,887
                         --------  -----------  -------  ---------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  153,933  $ 3,432,215     (645) $  (9,530)   821,953  $13,878,163  1,442,611  $17,106,508
                         ========  ===========  =======  =========  =========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                           GE Investments Funds, Inc. (continued)           Oppenheimer Variable Account Funds
                         ---------------------------------------------  ---------------------------------------------
                                                                                                      Capital
                                                   Premier Growth                                   Appreciation
                           U.S. Equity Fund          Equity Fund             BondFund/VA              Fund/VA
                         ---------------------  ----------------------  ----------------------  ---------------------
                          Units     $ Amount      Units     $ Amount      Units     $ Amount     Units     $ Amount
                         --------  -----------  ---------  -----------  ---------  -----------  --------  -----------
Type II Units:
 Units Purchased........  422,758  $ 5,265,104    538,199  $ 6,246,335    138,479  $ 2,920,472   328,072  $21,972,322
 Units Redeemed......... (112,125)  (1,396,428)   (92,533)  (1,073,936)  (239,077)  (5,042,053) (295,218) (19,771,964)
 Units Exchanged........  665,603    8,289,536    879,383   10,206,113    131,768    2,778,948   389,499   26,086,384
                         --------  -----------  ---------  -----------  ---------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  976,236  $12,158,212  1,325,049  $15,378,512     31,170  $   657,367   422,353  $28,286,742
                         ========  ===========  =========  ===========  =========  ===========  ========  ===========
 Units Purchased........  141,595    1,650,038     53,061      659,613     62,392    1,460,206   172,350    6,041,604
 Units Redeemed......... (188,273)  (2,193,989)  (141,813)  (1,762,902)  (330,615)  (7,737,605) (513,437) (17,998,228)
 Units Exchanged........  719,936    8,389,604    162,333    2,017,988  1,166,313   27,296,004   288,190   10,102,348
                         --------  -----------  ---------  -----------  ---------  -----------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  673,258  $ 7,845,653     73,581  $   914,699    898,090  $21,018,605   (52,897) $(1,854,275)
                         ========  ===========  =========  ===========  =========  ===========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                          Oppenheimer Variable Account Funds (continued)
                  --------------------------------------------------------------------
                       Aggressive                 High                 Multiple
                     Growth Fund/VA          Income Fund/VA       Strategies Fund/VA
                  ----------------------  ----------------------  --------------------
                   Units      $ Amount     Units      $ Amount     Units     $ Amount
                  --------  ------------  --------  ------------  --------  ----------
Type II Units:
 Units
  Purchased......  230,852  $ 21,455,049    94,575  $  2,913,494    81,676  $2,540,315
 Units Redeemed.. (218,505)  (20,307,574) (528,634)  (16,285,315)  (95,093) (2,957,630)
 Units
  Exchanged......  352,784    32,787,271  (224,329)   (6,910,772)   73,020   2,271,121
                  --------  ------------  --------  ------------  --------  ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......  365,131  $ 33,934,745  (658,388) $(20,282,592)   59,603  $1,853,806
                  ========  ============  ========  ============  ========  ==========
 Units
  Purchased......   80,848     3,551,370    35,885     1,059,085    41,397   1,357,313
 Units Redeemed.. (351,991)  (15,461,857) (396,020)  (11,687,850) (187,284) (6,140,625)
 Units
  Exchanged...... (330,688)  (14,526,102)   54,919     1,620,855   292,423   9,587,887
                  --------  ------------  --------  ------------  --------  ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (601,831) $(26,436,589) (305,216) $ (9,007,909)  146,536  $4,804,574
                  ========  ============  ========  ============  ========  ==========
                        Variable Insurance Products Fund
                  -------------------------------------------------
                          Equity-
                     Income Portfolio         Growth Portfolio
                  ------------------------- -----------------------
                    Units       $ Amount     Units      $ Amount
                  ----------- ------------- --------- -------------
Type II Units:
 Units
  Purchased......    261,767  $ 10,702,261   550,437  $ 40,715,767
 Units Redeemed..   (952,563)  (38,945,244) (458,787)  (33,936,417)
 Units
  Exchanged......   (367,760)  (15,035,723)  558,530    41,314,440
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (1,058,556) $(43,278,705)  650,180  $ 48,093,791
                  =========== ============= ========= =============
 Units
  Purchased......    131,257     5,392,206   122,705     6,199,177
 Units Redeemed.. (1,225,456)  (50,343,228) (598,721)  (30,247,753)
 Units
  Exchanged......    423,461    17,396,301  (190,777)   (9,638,200)
                  ----------- ------------- --------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......   (670,738) $(27,554,722) (666,793) $(33,686,775)
                  =========== ============= ========= =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                   Variable Insurance
                        Products
                    Fund (continued)          Variable Insurance Products Fund II
                  ---------------------  ------------------------------------------------
                        Overseas                 Asset                 Contrafund
                       Portfolio           Manager Portfolio            Portfolio
                  ---------------------  ----------------------  ------------------------
                   Units     $ Amount     Units      $ Amount      Units       $ Amount
                  --------  -----------  --------  ------------  ----------  ------------
Type II Units:
 Units
  Purchased......   76,740  $ 3,196,903   116,824  $  3,413,340     618,320  $ 26,876,531
 Units Redeemed.. (114,584)  (4,773,412) (303,745)   (8,874,800)   (621,297)  (27,005,964)
 Units
  Exchanged......   86,294    3,594,849     7,853       229,451     530,621    23,064,574
                  --------  -----------  --------  ------------  ----------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......   48,450  $ 2,018,341  (179,068) $ (5,232,008)    527,644  $ 22,935,140
                  ========  ===========  ========  ============  ==========  ============
 Units
  Purchased......   26,790      580,087    31,708       836,419     128,742     3,268,004
 Units Redeemed.. (185,218)  (4,010,721) (458,265)  (12,088,457) (1,129,540)  (28,672,301)
 Units
  Exchanged......  (68,514)  (1,483,618)  (15,225)     (401,625)   (685,023)  (17,388,665)
                  --------  -----------  --------  ------------  ----------  ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (226,942) $(4,914,252) (441,782) $(11,653,663) (1,685,821) $(42,792,962)
                  ========  ===========  ========  ============  ==========  ============
                    Variable Insurance Products Fund III
                  ---------------------------------------------
                                                Growth
                        Growth &            Opportunities
                    Income Portfolio          Portfolio
                  ---------------------- ----------------------
                   Units     $ Amount     Units     $ Amount
                  --------- ------------ --------- ------------
Type II Units:
 Units
  Purchased......  447,592  $ 7,524,150   388,853  $ 5,413,866
 Units Redeemed.. (297,730)  (5,004,935) (298,459)  (4,155,341)
 Units
  Exchanged......  375,094    6,305,441  (357,471)  (4,976,936)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000.......  524,956  $ 8,824,656  (267,077) $(3,718,411)
                  ========= ============ ========= ============
 Units
  Purchased......  149,772    1,741,297    62,648      706,910
 Units Redeemed.. (523,637)  (6,087,974) (275,660)  (3,110,470)
 Units
  Exchanged......  185,280    2,154,124  (584,068)  (6,590,460)
                  --------- ------------ --------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001....... (188,585) $(2,192,553) (797,080) $(8,994,020)
                  ========= ============ ========= ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                    Federated Insurance Series
                  -------------------------------------------------------------------
                        American             High Income
                    Leaders Fund II          Bond Fund II         Utility Fund II
                  ---------------------  ---------------------  ---------------------
                   Units     $ Amount     Units     $ Amount     Units     $ Amount
                  --------  -----------  --------  -----------  --------  -----------
Type II Units:
 Units
  Purchased......  272,106  $ 4,605,737   120,842  $ 2,098,615   146,590  $ 2,761,945
 Units Redeemed.. (338,825)  (5,735,043) (243,681)  (4,231,922) (166,848)  (3,143,637)
 Units
  Exchanged...... (159,043)  (2,691,999)  (53,755)    (933,538)   80,726    1,520,988
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... (225,762) $(3,821,305) (176,594) $(3,066,845)   60,468  $ 1,139,297
                  ========  ===========  ========  ===========  ========  ===========
 Units
  Purchased......  166,996    1,272,091    26,804      417,043    31,815      474,184
 Units Redeemed.. (813,036)  (6,193,318) (241,572)  (3,758,512) (239,832)  (3,574,529)
 Units
  Exchanged......  624,425    4,756,574     1,697       26,398    10,621      158,297
                  --------  -----------  --------  -----------  --------  -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (21,615) $  (164,653) (213,071) $(3,315,071) (197,396) $(2,942,047)
                  ========  ===========  ========  ===========  ========  ===========
                               Alger American Fund
                  -------------------------------------------------
                          Small
                     Capitalization              LargeCap
                        Portfolio            Growth Portfolio
                  ----------------------- -------------------------
                    Units     $ Amount      Units       $ Amount
                  ---------- ------------ ----------- -------------
Type II Units:
 Units
  Purchased......   717,919  $12,459,012   1,337,918  $ 34,879,435
 Units Redeemed..  (430,162)  (7,465,185)   (602,177)  (15,698,703)
 Units
  Exchanged......   960,439   16,667,793   1,171,805    30,548,855
                  ---------- ------------ ----------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2000....... 1,248,196  $21,661,621   1,907,546  $ 49,729,587
                  ========== ============ =========== =============
 Units
  Purchased......   196,011    1,546,638     231,334     4,032,079
 Units Redeemed..  (688,627)  (5,433,645)   (965,907)  (16,835,516)
 Units
  Exchanged......   (63,502)    (501,066)   (677,763)  (11,813,240)
                  ---------- ------------ ----------- -------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  contractholders
  during the year
  ended December
  31, 2001.......  (556,118) $(4,388,073) (1,412,336) $(24,616,677)
                  ========== ============ =========== =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                              PBHG Insurance Series Fund, Inc.                         Janus Aspen Series
                         ----------------------------------------------  --------------------------------------------------
                              PBHG Large                 PBHG                  Aggressive
                         Cap Growth Portfolio     Growth II Portfolio       Growth Portfolio          Growth Portfolio
                         ----------------------  ----------------------  ------------------------  ------------------------
                           Units     $ Amount      Units     $ Amount      Units       $ Amount      Units       $ Amount
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Type II Units:
 Units Purchased........   487,795  $13,993,838    589,568  $15,718,876   1,201,898  $ 69,415,865   1,691,481  $ 62,376,167
 Units Redeemed.........   (91,457)  (2,623,697)  (117,390)  (3,129,796)   (578,318)  (33,400,884)   (929,407)  (34,273,418)
 Units Exchanged........ 1,029,285   29,528,130  1,129,155   30,105,200   1,381,326    79,778,608   1,974,521    72,813,768
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,425,623  $40,898,272  1,601,333  $42,694,279   2,004,906  $115,793,589   2,736,595  $100,916,517
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============
 Units Purchased........   110,567    3,122,503    159,537    1,688,843     168,344     4,280,488     212,666     5,095,102
 Units Redeemed.........  (118,855)  (3,356,565)  (220,669)  (2,335,988)   (607,422)  (15,444,953) (1,351,342)  (32,375,814)
 Units Exchanged........   141,804    4,004,668   (264,710)  (2,802,208)   (667,603)  (16,975,234) (1,281,148)  (30,694,096)
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   133,516  $ 3,770,606   (325,842) $(3,449,352) (1,106,681) $(28,139,698) (2,419,824) $(57,974,808)
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                    Janus Aspen Series (continued)
                     ----------------------------------------------------------------------------------------------------
                            Worldwide                                           Flexible              International
                        Growth Portfolio         Balanced Portfolio         Income Portfolio         Growth Portfolio
                     ------------------------  ------------------------  -----------------------  -----------------------
                       Units       $ Amount      Units       $ Amount      Units      $ Amount      Units      $ Amount
                     ----------  ------------  ----------  ------------  ----------  -----------  ---------  ------------
Type II Units:
 Units Purchased....  1,238,935  $ 62,141,778   1,883,372  $ 45,557,439     318,910  $ 2,980,192  1,316,719  $ 31,293,458
 Units Redeemed.....   (998,809)  (50,097,716) (1,003,621)  (24,276,888)    (97,182)  (9,536,150)  (419,610)  (14,606,477)
 Units Exchanged....  1,112,263    55,788,334   3,238,888    78,346,400      49,287    4,836,443    831,749    28,952,906
                     ----------  ------------  ----------  ------------  ----------  -----------  ---------  ------------
 Net increase
  (decrease) from
  capital
  transactions with
  contractholders
  during the year
  ended December 31,
  2000..............  1,352,389  $ 67,832,396   4,118,639  $ 99,626,951     271,015  $(1,719,515) 1,728,858  $ 45,639,887
                     ==========  ============  ==========  ============  ==========  ===========  =========  ============
 Units Purchased....    205,131     6,438,344     460,179     9,636,427     504,916    1,632,201     88,713     2,132,981
 Units Redeemed..... (1,436,252)  (45,078,902) (1,778,492)  (37,242,757) (2,832,490)  (9,156,347)  (589,609)  (14,176,302)
 Units Exchanged.... (1,559,693)  (48,953,264)    402,048     8,419,158   2,656,216    8,586,518   (235,984)   (5,673,917)
                     ----------  ------------  ----------  ------------  ----------  -----------  ---------  ------------
 Net increase
  (decrease) from
  capital
  transactions with
  contractholders
  during the year
  ended December 31,
  2001.............. (2,790,814) $(87,593,822)   (916,265) $(19,187,172)    328,642  $ 1,062,373   (736,880) $(17,717,239)
                     ==========  ============  ==========  ============  ==========  ===========  =========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                                                     Goldman Sachs
                           Janus Aspen Series                                                      Variable Insurance
                               (continued)            Janus Aspen Series -- Service Shares               Trust
                         ------------------------  ----------------------------------------------  -------------------
                                 Capital                Global Life               Global               Growth and
                         Appreciation Portfolio     Sciences Portfolio     Technology Portfolio       Income Fund
                         ------------------------  ----------------------  ----------------------  -------------------
                           Units       $ Amount      Units     $ Amount      Units     $ Amount     Units    $ Amount
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
Type II Units:
 Units Purchased........  1,433,677  $ 45,834,519    252,937  $ 2,801,648    412,502  $ 4,029,588  118,384  $1,062,357
 Units Redeemed.........   (456,882)  (14,606,477)   (17,416)    (192,909)   (22,916)    (223,857) (57,666)   (517,484)
 Units Exchanged........  1,376,886    44,018,915  1,009,738   11,184,335    944,061    9,222,175  130,991   1,175,501
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  2,353,681  $ 75,246,957  1,245,259  $13,793,074  1,333,647  $13,027,905  191,709  $1,720,373
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========
 Units Purchased........    213,871     4,427,658     68,155      572,197     98,599      684,830   51,219     432,057
 Units Redeemed.........   (684,766)  (14,176,302)   (88,022)    (738,991)  (122,973)    (854,126) (50,589)   (426,748)
 Units Exchanged........ (1,014,100)  (20,994,308)  (206,803)  (1,736,221)   492,101    3,417,965  177,533   1,497,592
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,484,995) $(30,742,952)  (226,670) $(1,903,015)   467,727  $ 3,248,669  178,163  $1,502,901
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                           Goldman Sachs Variable
                         Insurance Trust (continued)          Salomon Brothers Variable Series Funds, Inc.
                         ----------------------------- ----------------------------------------------------------------
                                   Mid Cap                 Strategic                                      Total
                                 Value Fund                Bond Fund           Investors Fund          Return Fund
                         ----------------------------- -------------------  ----------------------  -------------------
                            Units         $ Amount      Units    $ Amount     Units     $ Amount     Units    $ Amount
                         ------------  --------------- -------  ----------  ---------  -----------  -------  ----------
Type II Units:
 Units Purchased........      297,612  $    2,924,470  121,504  $1,266,650    101,138  $ 1,495,645   36,127  $  391,109
 Units Redeemed.........      (68,385)       (671,983) (40,351)   (420,651)    (9,905)    (146,467)  (9,687)   (104,874)
 Units Exchanged........    1,383,576      13,595,628  229,690   2,394,490    572,629    8,468,162   70,815     766,649
                         ------------  --------------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....    1,612,803  $   15,848,115  310,843  $3,240,489    663,862  $ 9,817,339   97,255  $1,052,884
                         ============  ==============  =======  ==========  =========  ===========  =======  ==========
 Units Purchased........      210,514       2,394,849   67,246     744,854     82,588    1,259,341   42,888     473,282
 Units Redeemed.........     (376,931)     (4,288,045) (74,631)   (826,655)  (166,194)  (2,534,211) (19,811)   (218,615)
 Units Exchanged........    3,004,590      34,180,887  618,837   6,854,603  1,213,642   18,506,226  303,004   3,343,796
                         ------------  --------------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....    2,838,173  $   32,287,691  611,452  $6,772,802  1,130,036  $17,231,355  326,081  $3,598,463
                         ============  ==============  =======  ==========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                        GE Investments Funds, Inc.
                         -----------------------------------------------------------------------------------------------
                                S&P 500                                                                International
                              Index Fund             Money Market Fund         Total Return Fund        Equity Fund
                         ----------------------  --------------------------  ----------------------  -------------------
                           Units     $ Amount       Units       $ Amount       Units     $ Amount     Units    $ Amount
                         ---------  -----------  -----------  -------------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........ 5,774,481  $64,851,753   30,441,494  $ 329,086,578    964,040  $10,701,059  272,185  $3,248,727
 Units Redeemed.........  (460,222)  (5,168,635)    (817,149)    (8,833,758)  (110,314)  (1,224,522) (11,335)   (135,282)
 Units Exchanged........ 1,575,234   17,691,060  (28,707,392)  (310,340,135)   403,559    4,479,590  135,685   1,619,515
                         ---------  -----------  -----------  -------------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 6,889,493  $77,374,178      916,953  $   9,912,684  1,257,285  $13,956,127  396,535  $4,732,960
                         =========  ===========  ===========  =============  =========  ===========  =======  ==========
 Units Purchased........ 2,553,534   25,029,790   12,465,899    136,355,080    300,167    3,308,496  113,660   1,071,027
 Units Redeemed.........  (877,295)  (8,599,263)  (2,108,822)   (23,066,814)  (171,788)  (1,893,481) (29,651)   (279,403)
 Units Exchanged........   821,227    8,049,684   (1,748,633)   (19,137,917)   410,875    4,528,734   47,180     444,581
                         ---------  -----------  -----------  -------------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 2,497,466  $24,480,211    8,607,444  $  94,150,349    539,254  $ 5,943,749  131,189  $1,236,205
                         =========  ===========  ===========  =============  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------------
                            Real Estate              Mid-Cap
                          Securities Fund       Value Equity Fund          Income Fund
                         -------------------  ----------------------  ----------------------
                          Units    $ Amount     Units     $ Amount      Units     $ Amount
                         -------  ----------  ---------  -----------  ---------  -----------
Type III Units:
 Units Purchased........ 151,448  $1,793,173    797,484  $ 8,721,424    334,910  $ 3,420,009
 Units Redeemed......... (23,766)   (281,394)   (70,098)    (766,600)   (32,062)    (327,405)
 Units Exchanged........ 555,644   6,578,906    329,731    3,605,992    241,816    2,469,371
                         -------  ----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 683,326  $8,090,686  1,057,117  $11,560,816    544,664  $ 5,561,975
                         =======  ==========  =========  ===========  =========  ===========
 Units Purchased........  71,194   1,031,647  1,151,452   13,608,269    129,167    1,420,474
 Units Redeemed......... (62,399)   (904,207)  (173,059)  (2,045,280)  (106,660)  (1,172,958)
 Units Exchanged........ 362,817   5,257,498  1,707,360   20,178,193  1,019,097   11,207,220
                         -------  ----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 371,612  $5,384,938  2,685,753  $31,741,182  1,041,604  $11,454,736
                         =======  ==========  =========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                               GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------------
                                                    Premier Growth                                 Small-Cap
                           U.S. Equity Fund           Equity Fund        Value Equity Fund     Value Equity Fund
                         ----------------------  ----------------------  -------------------  ---------------------
                           Units     $ Amount      Units     $ Amount     Units    $ Amount    Units     $ Amount
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ------------
Type III Units:
 Units Purchased........ 1,029,292  $11,792,434  1,703,469  $19,751,651      --   $      --       --   $        --
 Units Redeemed.........  (119,648)  (1,370,786)  (132,167)  (1,532,471)     --          --       --            --
 Units Exchanged........   326,770    3,743,750    624,052    7,235,845      --          --       --            --
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,236,414  $14,165,398  2,195,354  $25,455,025      --   $      --       --   $        --
                         =========  ===========  =========  ===========  =======  ==========  =======  ============
 Units Purchased........   555,691    5,989,189    839,361    8,584,185  315,929   6,091,138  490,450     6,663,520
 Units Redeemed.........  (135,389)  (1,459,212)  (208,634)  (2,133,711)  (4,863)    (53,025)  (6,885)   (5,251,667)
 Units Exchanged........   428,486    4,618,166    720,232    7,365,829   64,334   1,238,092  281,265   (16,281,180)
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   848,788  $ 9,148,143  1,350,959  $13,816,303  375,400  $7,276,205  764,830  $(14,869,327)
                         =========  ===========  =========  ===========  =======  ==========  =======  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                   Oppenheimer Variable Account Funds
                         ----------------------------------------------------------------------------------------------
                                                        Capital                Aggressive                 High
                             Bond Fund/VA        Appreciation Fund/VA        Growth Fund/VA          Income Fund/VA
                         ----------------------  ----------------------  ------------------------  --------------------
                           Units     $ Amount      Units     $ Amount      Units       $ Amount     Units    $ Amount
                         ---------  -----------  ---------  -----------  ----------  ------------  -------  -----------
Type III Units:
 Units Purchased........   561,154  $ 5,545,042  2,286,496  $32,454,999   1,962,697  $ 42,323,000  474,064  $ 4,705,224
 Units Redeemed.........   (64,209)    (634,480)  (103,260)  (1,465,683)   (116,047)   (2,502,413) (34,406)    (341,489)
 Units Exchanged........   249,151    2,461,986  2,025,983   28,757,233   1,270,321    27,392,808  192,027    1,905,917
                         ---------  -----------  ---------  -----------  ----------  ------------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   746,096  $ 7,372,548  4,209,219  $59,746,550   3,116,971  $ 67,213,395  631,685  $ 6,269,652
                         =========  ===========  =========  ===========  ==========  ============  =======  ===========
 Units Purchased........   197,623    2,135,586    521,828    9,103,643     449,277     4,624,388   52,567    1,470,396
 Units Redeemed.........  (195,466)  (2,112,284)  (215,429)  (3,758,310)   (222,429)   (2,289,452) (79,330)  (2,219,013)
 Units Exchanged........ 1,557,241   16,828,210     83,577    1,458,070  (1,077,502)  (11,090,682)  37,492    1,048,729
                         ---------  -----------  ---------  -----------  ----------  ------------  -------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,559,398  $16,851,512    389,976  $ 6,803,403    (850,654) $ (8,755,746)  10,729  $   300,112
                         =========  ===========  =========  ===========  ==========  ============  =======  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                         Oppenheimer Variable
                            Account Funds               Oppenheimer Variable               Variable Insurance
                              (continued)          Account Funds -- Class 2 Shares            Products Fund
                         ---------------------  ----------------------------------------  ----------------------
                                                                        Main Street
                               Multiple               Global          Growth & Income            Equity-
                          Strategies Fund/VA    Securities Fund/VA        Fund/Va           Income Portfolio
                         ---------------------  -------------------  -------------------  ----------------------
                          Units     $ Amount     Units    $ Amount    Units    $ Amount     Units     $ Amount
                         --------  -----------  -------  ----------  -------  ----------  ---------  -----------
Type III Units:
 Units Purchased........  433,524  $ 5,032,836      --   $      --       --   $      --   1,430,124  $15,114,627
 Units Redeemed.........  (23,186)    (269,167)     --          --       --          --    (164,064)  (1,733,954)
 Units Exchanged........  113,322    1,315,573      --          --       --          --     672,695    7,109,549
                         --------  -----------  -------  ----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  523,660  $ 6,079,242      --   $      --       --   $      --   1,938,755  $20,490,221
                         ========  ===========  =======  ==========  =======  ==========  =========  ===========
 Units Purchased........   85,715    1,058,087  667,556   6,091,138  564,696   5,120,807    595,075    6,552,026
 Units Redeemed.........  (56,939)    (702,868)  (5,811)    (53,025)  (4,706)    (42,678)  (280,020)  (3,083,132)
 Units Exchanged........  395,503    4,882,177  135,688   1,238,092  124,843   1,132,099  1,516,424   16,696,465
                         --------  -----------  -------  ----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  424,279  $ 5,237,397  797,433  $7,276,205  684,833  $6,210,228  1,831,479  $20,165,359
                         ========  ===========  =======  ==========  =======  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Variable Insurance Products Fund
                                        (continued)                       Variable Insurance Products Fund II
                         --------------------------------------------  --------------------------------------------
                                                                              Asset
                            Growth Portfolio      Overseas Portfolio    Manager Portfolio    Contrafund Portfolio
                         -----------------------  -------------------  --------------------  ----------------------
                           Units      $ Amount     Units    $ Amount    Units    $ Amount      Units     $ Amount
                         ----------  -----------  -------  ----------  -------  -----------  ---------  -----------
Type III Units:
 Units Purchased........  5,124,433  $66,565,118  525,888  $6,755,682  666,572  $ 7,124,795  3,706,126  $44,530,230
 Units Redeemed.........   (496,741)  (6,452,548) (26,780)   (344,013) (60,414)    (645,749)  (247,268)  (2,970,997)
 Units Exchanged........  2,031,135   26,383,938  147,773   1,898,321  194,454    2,078,463  1,375,698   16,529,435
                         ----------  -----------  -------  ----------  -------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  6,658,827  $86,496,507  646,881  $8,309,991  800,612  $ 8,557,508  4,834,556  $58,088,668
                         ==========  ===========  =======  ==========  =======  ===========  =========  ===========
 Units Purchased........    923,738    7,857,816   41,331     753,297  121,911    1,344,449    524,646    4,572,616
 Units Redeemed.........   (800,838)  (6,812,362) (23,464)   (427,653) (92,182)  (1,016,591)  (460,323)  (4,012,000)
 Units Exchanged........ (1,136,212)  (9,665,232) (39,607)   (721,878)  50,112      552,643   (426,066)  (3,713,429)
                         ----------  -----------  -------  ----------  -------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,013,312) $(8,619,778) (21,740) $ (396,233)  79,841  $   880,501   (361,743) $(3,152,813)
                         ==========  ===========  =======  ==========  =======  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                 Variable Insurance Products
                            Variable Insurance Products Fund III                   Fund -- Service Class 2
                         ----------------------------------------------  ----------------------------------------------
                            Growth & Income      Growth Opportunities        Equity Income
                               Portfolio               Portfolio               Portfolio           Growth Portfolio
                         ----------------------  ----------------------  ----------------------  ----------------------
                           Units     $ Amount      Units     $ Amount      Units     $ Amount      Units     $ Amount
                         ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
Type III Units:
 Units Purchased........ 1,574,724  $16,275,002    823,186  $ 7,732,047        --   $       --         --   $       --
 Units Redeemed.........  (147,962)  (1,529,210)  (118,206)  (1,110,287)       --           --         --           --
 Units Exchanged........   366,962    3,792,607    533,118    5,007,484        --           --         --           --
                         ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,793,724  $18,538,399  1,238,098  $11,629,245        --   $       --         --   $       --
                         =========  ===========  =========  ===========  =========  ===========  =========  ===========
 Units Purchased........   332,793    3,293,038    189,318    1,298,709  1,217,963   12,164,917    990,425    8,045,931
 Units Redeemed.........  (241,900)  (2,393,640)  (147,086)  (1,008,997)   (31,766)    (317,275)   (13,844)    (112,464)
 Units Exchanged........   253,320    2,506,655   (955,304)  (6,553,308)   213,931    2,136,732    282,402    2,294,149
                         ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   344,213  $ 3,406,052   (913,072) $(6,263,596) 1,400,128  $13,984,374  1,258,983  $10,227,616
                         =========  ===========  =========  ===========  =========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          Variable Insurance
                         Products Fund II --         Variable Insurance Products               Federated
                           Service Class 2           Fund III -- Service Class 2           Insurance Series
                         ---------------------  ----------------------------------------  --------------------
                                                 Growth & Income                           American Leaders
                         Contrafund Portfolio       Portfolio        Mid Cap Portfolio          Fund II
                         ---------------------  -------------------  -------------------  --------------------
                           Units     $ Amount    Units    $ Amount    Units    $ Amount    Units     $ Amount
                         ---------  ----------  -------  ----------  -------  ----------  --------  ----------
Type III Units:
 Units Purchased........       --   $      --       --   $      --       --   $      --    484,175  $5,005,436
 Units Redeemed.........       --          --       --          --       --          --    (63,860)   (660,189)
 Units Exchanged........       --          --       --          --       --          --    248,916   2,573,305
                         ---------  ----------  -------  ----------  -------  ----------  --------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       --   $      --       --   $      --       --   $      --    669,231  $6,918,552
                         =========  ==========  =======  ==========  =======  ==========  ========  ==========
 Units Purchased........   882,087   7,892,763  368,065   3,318,924  739,016   7,311,807   191,920   2,060,330
 Units Redeemed.........   (14,311)   (128,054) (12,810)   (115,507)  (9,022)    (89,263) (117,971) (1,266,459)
 Units Exchanged........   184,475   1,650,649  145,025   1,307,724  193,297   1,912,478   366,986   3,939,708
                         ---------  ----------  -------  ----------  -------  ----------  --------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,052,251  $9,415,358  500,280  $4,511,141  923,291  $9,135,023   440,935  $4,733,579
                         =========  ==========  =======  ==========  =======  ==========  ========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                                                     Federated Insurance
                                                                                          Series --
                                Federated Insurance Series (continued)                  Service Shares
                         ----------------------------------------------------------  ---------------------
                                                                    International
                            High Income                             Small Company        High Income
                            Bond Fund II       Utility Fund II         Fund II           Bond Fund II
                         -------------------  -------------------  ----------------  ---------------------
                          Units    $ Amount    Units    $ Amount   Units   $ Amount   Units     $ Amount
                         -------  ----------  -------  ----------  ------  --------  --------  -----------
Type III Units:
 Units Purchased........ 405,619  $3,957,714  347,573  $3,565,438     --   $    --        --   $       --
 Units Redeemed......... (50,365)   (491,422) (27,498)   (282,078)    --        --        --           --
 Units Exchanged........  82,072     800,797  159,588   1,637,078     --        --        --           --
                         -------  ----------  -------  ----------  ------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 437,326  $4,267,088  479,663  $4,920,439     --   $    --        --   $       --
                         =======  ==========  =======  ==========  ======  ========  ========  ===========
 Units Purchased........ 104,990     967,805   59,742     821,804  40,152   317,757   217,387    2,187,376
 Units Redeemed......... (96,040)   (885,305) (51,206)   (704,380)    (61)     (480)   (2,858)     (28,760)
 Units Exchanged........ 252,349   2,326,152    8,721     119,960  20,000   158,279    94,646      952,338
                         -------  ----------  -------  ----------  ------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 261,299  $2,408,653   17,257  $  237,384  60,091  $475,556   309,175  $ 3,110,954
                         =======  ==========  =======  ==========  ======  ========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Alger American Fund                               Janus Aspen Series
                         ----------------------------------------------  --------------------------------------------------
                                 Small
                            Capitalization             LargeCap                Aggressive
                               Portfolio           Growth Portfolio         Growth Portfolio          Growth Portfolio
                         ----------------------  ----------------------  ------------------------  ------------------------
                           Units     $ Amount      Units     $ Amount      Units       $ Amount      Units       $ Amount
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
Type III Units:
 Units Purchased........ 1,805,717  $25,545,421  4,061,228  $50,840,396   5,048,611  $111,149,383   8,254,239  $113,044,335
 Units Redeemed.........   (84,213)  (1,191,355)  (364,011)  (4,556,864)   (339,695)   (7,478,683)   (595,015)   (8,148,913)
 Units Exchanged........   684,204    9,679,418  1,298,114   16,250,414   1,310,591    28,853,743   2,040,239    27,941,696
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 2,405,708  $34,033,484  4,995,331  $62,533,946   6,019,507  $132,524,444   9,699,463  $132,837,117
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============
 Units Purchased........   110,521    2,099,332    798,200    5,582,819     740,285     6,663,520   1,158,750     9,398,402
 Units Redeemed.........   (59,350)  (1,127,335)  (732,510)  (5,123,364)   (583,435)   (5,251,667) (1,102,928)   (8,945,643)
 Units Exchanged........   (14,354)    (272,665)  (738,469)  (5,165,047) (1,808,760)  (16,281,180) (2,393,477)  (19,413,051)
                         ---------  -----------  ---------  -----------  ----------  ------------  ----------  ------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....    36,817  $   699,332   (672,779) $(4,705,592) (1,651,910) $(14,869,327) (2,337,655) $(18,960,292)
                         =========  ===========  =========  ===========  ==========  ============  ==========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                      Janus Aspen Series (continued)
                         -----------------------------------------------------------------------------------------------
                                Worldwide                                        Flexible             International
                            Growth Portfolio        Balanced Portfolio       Income Portfolio       Growth Portfolio
                         ------------------------  ----------------------  ---------------------  ----------------------
                           Units       $ Amount      Units     $ Amount     Units     $ Amount      Units     $ Amount
                         ----------  ------------  ---------  -----------  --------  -----------  ---------  -----------
Type III Units:
 Units Purchased........  6,027,813  $ 94,887,306  5,549,805  $66,051,590   474,783  $ 4,775,926  2,722,775  $49,105,715
 Units Redeemed.........   (428,774)   (6,749,596)  (539,341)  (6,419,019)  (49,863)    (501,582)  (118,188)  (2,131,551)
 Units Exchanged........  1,485,027    23,376,664  1,795,002   21,363,406   319,660    3,215,517    712,898   12,857,235
                         ----------  ------------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  7,084,066  $111,514,373  6,805,466  $80,995,978   744,580  $ 7,489,861  3,317,485  $59,831,399
                         ==========  ============  =========  ===========  ========  ===========  =========  ===========
 Units Purchased........    847,842     7,835,849    785,062   10,356,772   128,904    1,396,827    362,593    3,824,797
 Units Redeemed.........   (714,843)   (6,606,658)  (684,992)  (9,036,613) (122,777)  (1,330,431)  (217,925)  (2,298,772)
 Units Exchanged........ (1,838,200)  (16,988,861)   359,516    4,742,837   656,899    7,118,228   (619,846)  (6,538,416)
                         ----------  ------------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,705,201) $(15,759,670)   459,586  $ 6,062,996   663,026  $ 7,184,624   (475,178) $(5,012,391)
                         ==========  ============  =========  ===========  ========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                               Janus Aspen
                           Series (continued)                   Janus Aspen Series -- Service Shares
                         ------------------------  -------------------------------------------------------------------
                                 Capital                Global Life               Global               Aggressive
                         Appreciation Portfolio     Sciences Portfolio     Technology Portfolio     Growth Portfolio
                         ------------------------  ----------------------  ----------------------  -------------------
                           Units       $ Amount      Units     $ Amount      Units     $ Amount     Units    $ Amount
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........  6,099,764  $ 92,094,418    546,951  $ 5,962,836    923,701  $ 9,311,200      --   $      --
 Units Redeemed.........   (492,593)   (7,437,171)   (36,174)    (394,373)   (70,990)    (715,603)     --          --
 Units Exchanged........    768,085    11,596,572  1,027,758   11,204,559    567,543    5,721,016      --          --
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  6,375,256  $ 96,253,819  1,538,535  $16,773,022  1,420,254  $14,316,614      --   $      --
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========
 Units Purchased........    638,460     5,932,930    291,929    2,880,181    415,117    2,692,677  448,596   2,973,595
 Units Redeemed.........   (859,638)   (7,988,239)   (48,775)    (481,223)   (46,595)    (302,242)  (3,377)    (22,387)
 Units Exchanged........ (1,735,306)  (16,125,432)  (690,072)  (6,808,255)   248,615    1,612,646  150,430     997,153
                         ----------  ------------  ---------  -----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (1,956,484) $(18,180,741)  (446,918) $(4,409,296)   617,137  $ 4,003,080  595,649  $3,948,361
                         ==========  ============  =========  ===========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                      Janus Aspen Series -- Service Shares (continued)
                         ----------------------------------------------------------------------------------
                                                   Capital
                                                 Appreciation          Worldwide          International
                          Growth Portfolio        Portfolio         Growth Portfolio     Growth Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type III Units
 Units Purchased........     --   $      --       --   $      --       --   $      --       --   $      --
 Units Redeemed.........     --          --       --          --       --          --       --          --
 Units Exchanged........     --          --       --          --       --          --       --          --
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --       --   $      --       --   $      --       --   $      --
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 703,138   5,700,216  461,617   3,844,568  678,425   5,459,519  438,168   3,325,078
 Units Redeemed......... (13,012)   (105,485) (12,307)   (102,502)  (9,969)    (80,228)  (8,457)    (64,176)
 Units Exchanged........ 149,509   1,212,045   93,773     780,987  125,213   1,007,629   54,503     413,594
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 839,635  $6,806,776  543,083  $4,523,052  793,669  $6,386,920  484,214  $3,674,496
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              Janus Aspen                                                      Salomon Brothers
                           Series -- Service                                                   Variable Series
                          Shares (continued)      Goldman Sachs Variable Insurance Trust          Funds Inc.
                         ----------------------  -------------------------------------------  -------------------
                                                     Growth and              Mid Cap              Strategic
                          Balanced Portfolio        Income Fund            Value Fund             Bond Fund
                         ----------------------  -------------------  ----------------------  -------------------
                           Units     $ Amount     Units    $ Amount     Units     $ Amount     Units    $ Amount
                         ---------  -----------  -------  ----------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........       --   $       --   368,448  $3,757,412    642,274  $ 7,371,420  263,180  $2,682,620
 Units Redeemed.........       --           --   (12,740)   (129,922)   (40,604)    (466,023) (14,685)   (149,688)
 Units Exchanged........       --           --    84,068     857,328  1,863,060   21,382,452   73,938     753,668
                         ---------  -----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       --   $       --   439,776  $4,484,818  2,464,730  $28,287,849  322,433  $3,286,600
                         =========  ===========  =======  ==========  =========  ===========  =======  ==========
 Units Purchased........ 1,378,227   13,360,692   74,320     663,761    558,203    8,172,485   90,540     977,051
 Units Redeemed.........   (39,335)    (381,310) (28,949)   (258,540)  (259,407)  (3,797,892) (40,306)   (434,955)
 Units Exchanged........   380,062    3,684,362  142,014   1,268,352  1,531,694   22,425,089  494,554   5,336,944
                         ---------  -----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,718,954  $16,663,744  187,385  $1,673,573  1,830,490  $26,799,681  544,788  $5,879,040
                         =========  ===========  =======  ==========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Salomon Brothers Variable Series
                                 Funds, Inc. (continued)                  AIM Variable Insurance Funds
                         -------------------------------------------  ----------------------------------------
                                                                       AIM V.I. Capital         AIM V.I.
                            Investors Fund       Total Return Fund    Appreciation Fund       Growth Fund
                         ----------------------  -------------------  -------------------  -------------------
                           Units     $ Amount     Units    $ Amount    Units    $ Amount    Units    $ Amount
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
Type III Units:
 Units Purchased........   548,934  $ 6,657,631  177,293  $1,802,965      --   $      --       --   $      --
 Units Redeemed.........   (30,514)    (370,082)  (9,550)    (97,118)     --          --       --          --
 Units Exchanged........ 1,109,594   13,457,503  105,593   1,073,814      --          --       --          --
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,628,014  $19,745,052  273,336  $2,779,660      --   $      --       --   $      --
                         =========  ===========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........   454,659    5,770,591  113,168   1,168,573  383,727   2,822,991  222,846   1,585,635
 Units Redeemed.........  (156,605)  (1,987,653) (18,152)   (187,433)  (4,824)    (35,488)  (5,651)    (40,210)
 Units Exchanged........   435,336    5,525,345  294,064   3,036,536  333,095   2,450,504   39,585     281,661
                         ---------  -----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   733,390  $ 9,308,283  389,080  $4,017,676  711,998  $5,238,007  256,780  $1,827,086
                         =========  ===========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         AIM Variable Insurance
                            Funds (continued)                    MFS Variable Insurance Trust
                         ------------------------  -------------------------------------------------------------
                                                          MFS                  MFS                  MFS
                                                    Investors Growth     Investors Trust       New Discovery
                           AIM V.I. Value Fund        Stock Series            Series               Series
                         ------------------------  -------------------  -------------------  -------------------
                           Units       $ Amount     Units    $ Amount    Units    $ Amount    Units    $ Amount
                         ----------  ------------  -------  ----------  -------  ----------  -------  ----------
Type III Units:
 Units Purchased........        --   $        --       --   $      --       --   $      --       --   $      --
 Units Redeemed.........        --            --       --          --       --          --       --          --
 Units Exchanged........        --            --       --          --       --          --       --          --
                         ----------  ------------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....        --   $        --       --   $      --       --   $      --       --   $      --
                         ==========  ============  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........  1,096,649     9,374,809  456,235   3,526,726  295,790   2,571,315  338,367   3,279,542
 Units Redeemed.........    (14,734)     (125,955)  (2,806)    (21,687)  (3,154)    (27,421)  (3,548)    (34,390)
 Units Exchanged........    157,852     1,349,410   92,787     717,254  122,030   1,060,819   87,460     847,679
                         ----------  ------------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  1,239,767  $ 10,598,265  546,216  $4,222,293  414,666  $3,604,712  422,279  $4,092,831
                         ==========  ============  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            MFS Variable
                             Insurance                                              PIMCO Variable
                         Trust (continued)                Dreyfus                  Insurance Trust
                         -------------------  ----------------------------------  -------------------
                                                  Dreyfus
                                                Investments       The Dreyfus
                                               Portfolios --       Socially
                                                 Emerging         Responsible
                                                  Markets        Growth Fund,        Foreign Bond
                         MFS Utility Series      Portfolio           Inc.             Portfolio
                         -------------------  ----------------  ----------------  -------------------
                          Units    $ Amount   Units   $ Amount  Units   $ Amount   Units    $ Amount
                         -------  ----------  ------  --------  ------  --------  -------  ----------
Type III Units:
 Units Purchased........     --   $      --      --   $    --      --   $    --       --   $      --
 Units Redeemed.........     --          --      --        --      --        --       --          --
 Units Exchanged........     --          --      --        --      --        --       --          --
                         -------  ----------  ------  --------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --      --   $    --       --   $      --
                         =======  ==========  ======  ========  ======  ========  =======  ==========
 Units Purchased........ 409,061   3,666,400  40,694   394,667  35,592   294,532   99,677   1,054,164
 Units Redeemed.........  (7,154)    (64,123)   (485)   (4,705) (1,075)   (8,900)  (1,382)    (14,616)
 Units Exchanged........ 125,999   1,129,318  56,894   551,775  16,663   137,899   45,013     476,052
                         -------  ----------  ------  --------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 527,906  $4,731,594  97,103  $941,737  51,180  $423,531  143,308  $1,515,600
                         =======  ==========  ======  ========  ======  ========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                             Rydex Variable
                                 PIMCO Variable Insurance Trust (continued)                      Trust
                         ----------------------------------------------------------------  -------------------
                           Long-Term U.S.
                             Government           High Yield           Total Return
                           Bond Portfolio       Bond Portfolio        Bond Portfolio            OTC Fund
                         -------------------  -------------------  ----------------------  -------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount     Units    $ Amount
                         -------  ----------  -------  ----------  ---------  -----------  -------  ----------
Type III Units:
 Units Purchased........     --   $      --       --   $      --         --   $       --       --   $      --
 Units Redeemed.........     --          --       --          --         --           --       --          --
 Units Exchanged........     --          --       --          --         --           --       --          --
                         -------  ----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --       --   $      --         --   $       --       --   $      --
                         =======  ==========  =======  ==========  =========  ===========  =======  ==========
 Units Purchased........ 630,087   6,788,212  393,284   3,963,069  1,135,508   11,930,839  201,688   1,245,860
 Units Redeemed.........  (8,002)    (86,209)  (6,353)    (64,016)   (14,537)    (152,740)    (732)     (4,519)
 Units Exchanged........ 161,006   1,734,595  174,614   1,759,573    320,094    3,363,247   35,411     218,740
                         -------  ----------  -------  ----------  ---------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 783,091  $8,436,598  561,545  $5,658,626  1,441,065  $15,141,345  236,367  $1,460,081
                         =======  ==========  =======  ==========  =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                Alliance Variable Products Series Fund, Inc.
                         ----------------------------------------------------------------
                              Growth and              Premier
                           Income Portfolio       Growth Portfolio     Quasar Portfolio
                         ----------------------  -------------------  -------------------
                           Units     $ Amount     Units    $ Amount    Units    $ Amount
                         ---------  -----------  -------  ----------  -------  ----------
Type III Units:
 Units Purchased........       --   $       --       --   $      --       --   $      --
 Units Redeemed.........       --           --       --          --       --          --
 Units Exchanged........       --           --       --          --       --          --
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       --   $       --       --   $      --       --   $      --
                         =========  ===========  =======  ==========  =======  ==========
 Units Purchased........ 1,660,729   17,487,995  744,030   6,135,908  119,932   1,062,459
 Units Redeemed.........   (29,253)    (308,046) (17,920)   (147,785)    (835)     (7,397)
 Units Exchanged........   469,773    4,946,863  244,821   2,018,995   39,467     349,639
                         ---------  -----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 2,101,249  $22,126,811  970,931  $8,007,118  158,564  $1,404,701
                         =========  ===========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                               Prudential Series Fund, Inc. (continued)
                          -------------------------------------------------------
                                              SP Jennison
                           SP Prudential     International
                           U.S. Emerging         Growth           Prudential
                          Growth Portfolio     Portfolio      Jennison Portfolio
                          -----------------  ---------------  -------------------
                          Units   $ Amount   Units  $ Amount   Units    $ Amount
                          ------- ---------  -----  --------  -------- ----------
Type III Units:
 Units Purchased.........     --  $     --     --   $   --         --  $      --
 Units Redeemed..........     --        --     --       --         --         --
 Units Exchanged.........     --        --     --       --         --         --
                          ------- ---------  -----  -------   -------- ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended December
  31, 2000...............     --  $     --     --   $   --         --  $      --
                          ======= =========  =====  =======   ======== ==========
 Units Purchased.........   9,251    86,374  2,350   18,469      4,500     34,302
 Units Redeemed..........     --        --     (37)    (293)       --         --
 Units Exchanged.........     --        --     --       --          87        665
                          ------- ---------  -----  -------   -------- ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended December
  31, 2001...............   9,251 $  86,374  2,313  $18,176      4,587 $   34,968
                          ======= =========  =====  =======   ======== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                                    GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------------
                                                                                                 International
                          S&P 500 Index Fund       Money Market Fund      Total Return Fund       Equity Fund
                         ----------------------  -----------------------  -------------------  ------------------
                           Units     $ Amount      Units      $ Amount     Units    $ Amount    Units   $ Amount
                         ---------  -----------  ----------  -----------  -------  ----------  -------  ---------
Type IV Units:
 Units Purchased........ 1,005,103  $10,642,151   6,174,022  $64,844,674  197,106  $2,111,241   79,360  $ 818,461
 Units Redeemed.........   (64,798)    (686,089)   (300,044)  (3,151,303) (11,007)   (117,899)    (472)    (4,863)
 Units Exchanged........   269,630    2,854,872  (3,268,645) (34,330,009)  19,263     206,330    2,896     29,865
                         ---------  -----------  ----------  -----------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,209,935  $12,810,935   2,605,333  $27,363,362  205,362  $2,199,673   81,784  $ 843,463
                         =========  ===========  ==========  ===========  =======  ==========  =======  =========
 Units Purchased........   536,600    4,864,201   4,478,650   49,482,442   73,171     762,006  (14,223)   291,867
 Units Redeemed.........  (279,131)  (2,530,277) (3,182,444) (35,161,289) (32,297)   (336,348)   4,717    (96,796)
 Units Exchanged........    73,108      662,708    (551,660)  (6,095,024)  48,237     502,348   34,420   (706,336)
                         ---------  -----------  ----------  -----------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   330,577  $ 2,996,632     744,546  $ 8,226,129   89,111  $  928,006   24,914  $(511,264)
                         =========  ===========  ==========  ===========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------------
                           Real Estate           Mid-Cap
                         Securities Fund    Value Equity Fund       Income Fund
                         -----------------  -------------------  -------------------
                          Units   $ Amount   Units    $ Amount    Units    $ Amount
                         -------  --------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased........  33,012  $350,405  186,211  $1,760,400  156,442  $1,324,193
 Units Redeemed.........    (451)   (4,786) (15,963)   (150,912)  (7,035)    (59,547)
 Units Exchanged........  27,028   286,882   12,764     120,669  (51,079)   (432,355)
                         -------  --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  59,589  $632,501  183,012  $1,730,157   98,328  $  832,292
                         =======  ========  =======  ==========  =======  ==========
 Units Purchased........  15,089   174,801  125,376   1,303,370   30,848     341,760
 Units Redeemed......... (10,982) (127,225) (33,831)   (351,702) (34,089)   (377,668)
 Units Exchanged........  19,648   227,639  110,359   1,147,249   95,582   1,058,942
                         -------  --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  23,755  $275,215  201,904  $2,098,917   92,341  $1,023,034
                         =======  ========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                             GE Investments Funds, Inc. (continued)
                           ----------------------------------------------------------------------------------
                                                     Premier                                  Small-Cap
                            U.S. Equity Fund    Growth Equity Fund   Value Equity Fund    Value Equity Fund
                           -------------------  -------------------  -------------------  -------------------
                            Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                           -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased.......... 150,282  $1,582,664  187,404  $2,154,879      --   $      --       --   $      --
 Units Redeemed........... (19,668)   (207,130)  (7,049)    (81,062)     --          --       --          --
 Units Exchanged..........  22,725     239,324   17,596     202,324      --          --       --          --
                           -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year
  ended December 31, 2000..153,339  $1,614,858  197,951  $2,276,141      --   $      --       --   $      --
                           =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased..........  73,970     689,750  105,946   1,108,717  119,692   1,127,172   46,732     542,446
 Units Redeemed........... (16,716)   (155,874) (28,579)   (299,080)    (201)     (1,884)    (743)     (8,620)
 Units Exchanged..........   1,547      14,426   47,772     499,932   (1,207)    (11,371)  63,003     731,331
                           -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year
  ended December 31, 2001.. 58,801  $  548,303  125,139  $1,309,569  118,284  $1,113,917  108,992  $1,265,158
                           =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               Oppenheimer Variable Account Funds
                         -------------------------------------------------------------------------------------
                                                    Capital
                                                 Appreciation            Aggressive               High
                            Bond Fund/VA            Fund/VA            Growth Fund/VA        Income Fund/VA
                         -------------------  --------------------  ---------------------  -------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount     Units    $ Amount
                         -------  ----------  -------  -----------  --------  -----------  -------  ----------
Type IV Units:
 Units Purchased........ 118,086  $1,166,908  384,129  $ 5,149,463   273,033  $ 5,348,357  141,734  $1,342,726
 Units Redeemed.........  (7,807)    (77,145) (20,311)    (272,280)   (7,990)    (156,522)  (4,679)    (44,323)
 Units Exchanged........  15,284     151,028  189,032    2,534,069   170,107    3,332,162  (31,289)   (296,419)
                         -------  ----------  -------  -----------  --------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 125,563  $1,240,792  552,850  $ 7,411,252   435,150  $ 8,523,997  105,766  $1,001,984
                         =======  ==========  =======  ===========  ========  ===========  =======  ==========
 Units Purchased........  31,198     337,200  110,376    1,528,030   102,734      814,951   23,717     204,405
 Units Redeemed......... (29,017)   (313,635) (91,237)  (1,263,076)  (28,094)    (222,864) (21,298)   (183,604)
 Units Exchanged........ 120,576   1,303,233   81,634    1,130,143  (197,521)  (1,566,838)  34,238     295,085
                         -------  ----------  -------  -----------  --------  -----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 122,757  $1,326,797  100,773  $ 1,395,097  (122,881) $  (974,752)  36,657  $  315,886
                         =======  ==========  =======  ===========  ========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            Oppenheimer
                          Variable Account       Oppeheimer Variable Account        Variable Insurance
                         Funds (continued)        Funds --   Class 2 Shares           Products Fund
                         -------------------  ------------------------------------  -------------------
                              Multiple            Global          Main Street
                             Strategies         Securities      Growth & Income          Equity-
                              Fund/VA             Fund/VA           Fund/VA          Income Portfolio
                         -------------------  ---------------  -------------------  -------------------
                          Units    $ Amount   Units  $ Amount   Units    $ Amount    Units    $ Amount
                         -------  ----------  ------ --------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased........ 104,972  $1,121,506     --  $    --       --   $      --   291,589  $2,685,371
 Units Redeemed.........  (1,704)    (18,203)    --       --       --          --   (18,128)   (166,952)
 Units Exchanged........   3,049      32,568     --       --       --          --    41,557     382,719
                         -------  ----------  ------ --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 106,317  $1,135,871     --  $    --       --   $      --   315,018  $2,901,138
                         =======  ==========  ====== ========  =======  ==========  =======  ==========
 Units Purchased........  31,892     357,934   1,631  813,303   94,458     853,956  120,997   1,156,034
 Units Redeemed......... (21,395)   (240,128) 13,577   (7,690)    (572)     (5,170) (73,463)   (702,651)
 Units Exchanged........  63,805     716,131  71,387  (40,432)  46,919     424,177  312,577   2,985,658
                         -------  ----------  ------ --------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  74,302  $  833,937  86,595 $765,181  140,805  $1,272,963  360,111  $3,439,041
                         =======  ==========  ====== ========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Variable Insurance Products Fund                      Variable Insurance
                                       (continued)                                  Products Fund II
                         -------------------------------------------  ------------------------------------------------
                          Growth Portfolio      Overseas Portfolio    Asset Manager Portfolio    Contrafund Portfolio
                         --------------------  ---------------------  -------------------------  ---------------------
                          Units     $ Amount    Units     $ Amount      Units       $ Amount      Units     $ Amount
                         --------  ----------  --------  -----------  ----------  -------------  --------  -----------
Type IV Units:
 Units Purchased........  647,852  $8,081,320   384,250  $ 1,478,048     173,027  $   1,791,032   777,598  $ 8,619,310
 Units Redeemed.........  (45,860)   (572,054)  (21,243)     (81,714)     (4,410)       (45,648)  (40,346)    (447,212)
 Units Exchanged........  186,949   2,332,006  (223,299)    (858,936)     (1,011)       (10,460)  140,877    1,561,550
                         --------  ----------  --------  -----------  ----------  -------------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  788,941  $9,841,272   139,708  $   537,397     167,606  $   1,734,924   878,129  $ 9,733,648
                         ========  ==========  ========  ===========  ==========  =============  ========  ===========
 Units Purchased........  185,356   1,169,620   (26,254)   1,897,761      15,823        156,119    73,865    1,028,452
 Units Redeemed......... (137,770)   (869,343)   16,194   (1,170,564)    (27,866)      (274,926)  (53,334)    (742,589)
 Units Exchanged........ (121,402)   (766,063)   22,069   (1,595,271)     20,199        199,274    (5,854)     (81,512)
                         --------  ----------  --------  -----------  ----------  -------------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (73,816) $ (465,787)   12,009  $  (868,075)      8,156  $      80,467    14,677  $   204,351
                         ========  ==========  ========  ===========  ==========  =============  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                    Variable Insurance Products Fund --
                         Variable Insurance Products Fund III                 Service Class 2
                         ----------------------------------------   -----------------------------------
                                                    Growth
                              Growth &          Opportunities           Equity-
                          Income Portfolio        Portfolio         Income Portfolio     Growth Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type IV Units:
 Units Purchased........ 326,342  $3,191,138  127,121  $1,208,374      --   $      --       --   $      --
 Units Redeemed.........  (9,123)    (89,206) (14,356)   (136,461)     --          --       --          --
 Units Exchanged........  45,209     442,074   30,908     293,806      --          --       --          --
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 362,428  $3,544,006  143,673  $1,365,719      --   $      --       --   $      --
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........  91,395     831,372   69,104     578,333  122,461   1,214,510  260,686   2,112,921
 Units Redeemed......... (58,540)   (532,505) (15,830)   (132,478)    (899)     (8,911)  (1,549)    (12,556)
 Units Exchanged........  61,668     560,964  (20,903)   (174,940)   2,881      28,573   12,992     105,301
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  94,523  $  859,831   32,371  $  270,915  124,443  $1,234,172  272,129  $2,205,665
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Variable Insurance Products       Variable Insurance Products             Federated
                          Fund II -- Service Class 2       Fund III --  Service Class 2         Insurance Series
                         ---------------------------    -------------------------------------- -------------------
                                                            Growth &                                American
                             Contrafund Portfolio       Income Portfolio   Mid Cap Portfolio    Leaders Fund II
                         -----------------------------  -----------------  ------------------- -------------------
                            Units         $ Amount       Units   $ Amount   Units   $ Amount    Units    $ Amount
                         ------------  ---------------  -------  --------  -------  ---------- -------  ----------
Type IV Units:
 Units Purchased........          --   $           --       --   $    --       --   $     --   154,329  $1,408,586
 Units Redeemed.........          --               --       --        --       --         --    (6,083)    (55,520)
 Units Exchanged........          --               --       --        --       --         --     9,914      90,489
                         ------------  ---------------  -------  --------  -------  ---------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....          --   $           --       --   $    --       --   $     --   158,160  $1,443,555
                         ============  ===============  =======  ========  =======  =========  =======  ==========
 Units Purchased........      216,502        1,963,326   74,399   674,723   83,562    827,659   44,683     413,796
 Units Redeemed.........         (394)         (10,342)    (584)   (5,293)  (1,028)   (10,180) (35,330)   (327,184)
 Units Exchanged........         (927)         (24,296)  30,102   272,994       70        689  144,995   1,342,737
                         ------------  ---------------  -------  --------  -------  ---------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....      215,181  $     1,928,688  103,917  $942,424   82,604  $ 818,168  154,348  $1,429,348
                         ============  ===============  =======  ========  =======  =========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                            Federated
                                                                                            Insurance
                                                                                        Series -- Service
                                  Federated Insurance Series (continued)                     Shares
                         -------------------------------------------------------------- ------------------
                            High Income                           International Small      High Income
                            Bond Fund II       Utility Fund II      Company Fund II       Bond Fund II
                         -------------------  ------------------  --------------------- ------------------
                          Units    $ Amount    Units   $ Amount    Units     $ Amount    Units    $ Amount
                         -------  ----------  -------  ---------  --------  ----------- --------  --------
Type IV Units:
 Units Purchased........ 136,513  $1,169,846   61,072  $ 594,816       --   $      --        --   $    --
 Units Redeemed......... (15,291)   (131,038)  (7,127)   (69,421)      --          --        --        --
 Units Exchanged........ (52,131)   (446,738)  17,152    167,057       --          --        --        --
                         -------  ----------  -------  ---------  --------  ----------  --------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  69,091  $  592,070   71,097  $ 692,452       --   $      --        --   $    --
                         =======  ==========  =======  =========  ========  ==========  ========  ========
 Units Purchased........  15,009     116,672    6,263     47,270    48,870     171,033   268,222   246,978
 Units Redeemed......... (91,700)   (712,826) (16,470)  (124,309)  (71,440)   (250,024)   (3,778)   (3,468)
 Units Exchanged........ 149,479   1,161,966   32,553    245,697    39,494     138,221  (218,467)  207,476
                         =======  ==========  =======  =========  ========  ==========  ========  ========
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  72,788  $  565,812   22,346  $ 168,659    16,924  $   59,230    45,977  $450,986
                         =======  ==========  =======  =========  ========  ==========  ========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                   Alger American Fund                            Janus Aspen Series
                         -------------------------------------------  ---------------------------------------------
                               Small
                           Capitalization           LargeCap               Aggressive
                             Portfolio          Growth Portfolio        Growth Portfolio       Growth Portfolio
                         -------------------  ----------------------  ---------------------  ----------------------
                          Units    $ Amount     Units     $ Amount     Units     $ Amount      Units     $ Amount
                         -------  ----------  ---------  -----------  --------  -----------  ---------  -----------
Type IV Units:
 Units Purchased........ 388,027  $5,184,690    772,600  $ 8,864,780   890,520  $16,089,392  1,325,252  $17,108,221
 Units Redeemed......... (14,858)   (198,527)   (35,085)    (402,568)  (96,503)  (1,743,549)  (108,868)  (1,405,419)
 Units Exchanged........  66,449     887,884    422,765    4,850,799   110,835    2,002,499    375,464    4,847,007
                         -------  ----------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 439,618  $5,874,047  1,160,280  $13,313,011   904,852  $16,348,342  1,591,848  $20,549,809
                         =======  ==========  =========  ===========  ========  ===========  =========  ===========
 Units Purchased........  18,516     335,706        258    1,217,428   209,490    1,448,962    227,029    1,637,157
 Units Redeemed......... (17,503)   (270,237)      (267)  (1,259,812) (123,807)    (856,323)  (293,949)  (2,119,737)
 Units Exchanged........  (9,845)    (97,213)       101      476,484  (286,393)  (1,980,874)  (205,577)  (1,482,464)
                         -------  ----------  ---------  -----------  --------  -----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (8,832) $  (31,745)        92  $   434,100  (200,710) $(1,388,236)  (272,497) $(1,965,044)
                         =======  ==========  =========  ===========  ========  ===========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                   Janus Aspen Series (continued)
                         -----------------------------------------------------------------------------------------
                               Worldwide                                      Flexible          International
                           Growth Portfolio        Balanced Portfolio     Income Portfolio     Growth Portfolio
                         ----------------------  -----------------------  -----------------  ---------------------
                           Units     $ Amount      Units      $ Amount     Units   $ Amount   Units     $ Amount
                         ---------  -----------  ----------  -----------  -------  --------  --------  -----------
Type IV Units:
 Units Purchased........ 1,062,555  $15,983,788     979,535  $11,026,735   87,485  $835,657   652,604  $11,032,496
 Units Redeemed.........   (46,936)    (706,051)    (60,177)    (677,418)  (6,888)  (65,787)  (27,629)    (467,086)
 Units Exchanged........   261,495    3,933,609     170,301    1,917,108   21,195   202,448   158,198    2,674,393
                         ---------  -----------  ----------  -----------  -------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 1,277,114  $19,211,347   1,089,659  $12,266,424  101,792  $972,317   783,173  $13,239,803
                         =========  ===========  ==========  ===========  =======  ========  ========  ===========
 Units Purchased........   153,514    1,562,599     344,143    1,874,292   19,177   219,679   126,907    2,374,367
 Units Redeemed.........  (125,441)  (1,276,845) (1,593,056)  (1,675,813) (35,522) (406,915)  (95,074)  (1,778,792)
 Units Exchanged........  (224,635)  (2,286,540)  1,402,925    1,475,805   25,950   297,262  (132,530)  (2,479,556)
                         ---------  -----------  ----------  -----------  -------  --------  --------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....  (196,562) $(2,000,785)    154,012  $ 1,674,284    9,605  $110,027  (100,697) $(1,883,981)
                         =========  ===========  ==========  ===========  =======  ========  ========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                           Janus Aspen Series
                               (continued)                    Janus Aspen Series -- Service Shares
                         ------------------------  --------------------------------------------------------------
                                 Capital               Global Life              Global             Aggressive
                         Appreciation Portfolio    Sciences Portfolio    Technology Portfolio   Growth Portfolio
                         ------------------------  --------------------  ---------------------  -----------------
                           Units       $ Amount     Units    $ Amount     Units     $ Amount     Units  $ Amount
                         ----------  ------------  -------  -----------  --------  -----------  ------- ---------
Type IV Units:
 Units Purchased........  1,086,829  $ 14,154,782   69,735  $   759,423   179,016  $ 1,645,105      --  $     --
 Units Redeemed.........   (102,984)   (1,341,256)  (1,474)     (16,047)   (1,267)     (11,641)     --        --
 Units Exchanged........    163,764     2,132,855   29,498      321,245    44,384      407,873      --        --
                         ----------  ------------  -------  -----------  --------  -----------  ------- ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  1,147,609  $ 14,946,381   97,759  $ 1,064,621   222,133  $ 2,041,337      --  $     --
                         ==========  ============  =======  ===========  ========  ===========  ======= =========
 Units Purchased........    154,374     1,330,763   28,789      271,609    49,838      292,286   13,196   387,104
 Units Redeemed.........   (117,974)   (1,016,979)  (9,251)     (87,280)  (21,901)    (128,442)   3,367    (5,663)
 Units Exchanged........   (367,033)   (3,163,957)  37,501      353,804    25,614      150,216   30,066   (50,570)
                         ----------  ------------  -------  -----------  --------  -----------  ------- ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....   (330,633) $ (2,850,173)  57,039  $   538,133    53,551  $   314,060   46,629 $ 330,871
                         ==========  ============  =======  ===========  ========  ===========  ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Janus Aspen Series -- Service Shares (continued)
                         -------------------------------------------------------------------------------
                                                  Capital
                                                Appreciation         Worldwide          International
                          Growth Portfolio       Portfolio        Growth Portfolio    Growth Portfolio
                         -------------------  -----------------  -------------------  ------------------
                          Units    $ Amount    Units   $ Amount   Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  --------  -------  ----------  -------  ---------
Type IV Units:
 Units Purchased........     --   $      --       --   $    --       --   $      --       --   $     --
 Units Redeemed.........     --          --       --        --       --          --       --         --
 Units Exchanged........     --          --       --        --       --          --       --         --
                         -------  ----------  -------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --       --   $    --       --   $      --       --   $     --
                         =======  ==========  =======  ========  =======  ==========  =======  =========
 Units Purchased........ 135,483   1,115,523  104,935   881,844  222,712   1,644,510  114,409    459,021
 Units Redeemed.........  (1,125)     (9,267)  (1,316)  (11,057)  (1,032)     (7,618)    (395)    (3,826)
 Units Exchanged........ (12,385)   (101,971)  (6,696)  (56,277)   6,097      45,022  (65,390)  (616,584)
                         -------  ----------  -------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 121,973  $1,004,285   96,923  $814,510  227,777  $1,681,913   48,624  $(161,389)
                         =======  ==========  =======  ========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            Janus Aspen                                                Salomon Brothers
                         Series -- Service      Goldman Sachs Variable Insurance        Variable Series
                         Shares (continued)                  Trust                         Fund Inc.
                         -------------------  ---------------------------------------  ------------------
                                                 Growth and            Mid Cap             Strategic
                         Balanced Portfolio      Income Fund          Value Fund           Bond Fund
                         -------------------  ------------------  -------------------  ------------------
                          Units    $ Amount    Units   $ Amount    Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  ---------  -------  ----------  -------  ---------
Type IV Units:
 Units Purchased........     --   $      --    64,837  $ 623,339  140,173  $1,387,560   94,063  $ 902,789
 Units Redeemed.........     --          --    (5,060)   (48,649)  (7,660)    (75,828)  (2,791)   (26,790)
 Units Exchanged........     --          --    11,833    113,759   62,560     619,274    1,901     18,239
                         -------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --    71,610  $ 688,449  195,073  $1,931,006   93,173  $ 894,238
                         =======  ==========  =======  =========  =======  ==========  =======  =========
 Units Purchased........ 227,615   2,206,639   72,480    638,944   70,290     848,278   19,615    200,231
 Units Redeemed.........  (3,886)    (37,671) (16,964)  (149,544) (37,626)   (454,085) (19,894)  (203,084)
 Units Exchanged........  12,890     124,966   31,330    276,186  165,502   1,997,306   10,031    102,407
                         -------  ----------  -------  ---------  -------  ----------  -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 236,619  $2,293,935   86,846  $ 765,587  198,166  $2,391,500    9,752  $  99,554
                         =======  ==========  =======  =========  =======  ==========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                                   Salomon Brothers
                              Variable Series Funds Inc.
                                     (continued)                    AIM Variable Insurance Funds
                         ---------------------------------------- ------------------------------------
                                                                  AIM V.I. Capital       AIM V.I.
                           Investors Fund     Total Return Fund   Appreciation Fund     Growth Fund
                         -------------------  ------------------- ------------------- ----------------
                          Units    $ Amount    Units   $ Amount    Units   $ Amount   Units   $ Amount
                         -------  ----------  -------  ---------- -------  ---------- ------  --------
Type IV Units:
 Units Purchased........  85,493  $  928,828   16,928  $ 167,948      --   $     --      --   $    --
 Units Redeemed.........  (1,074)    (11,664)    (125)    (1,241)     --         --      --        --
 Units Exchanged........  13,396     145,533      625      6,205      --         --      --        --
                         -------  ----------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  97,815  $1,062,697   17,428  $ 172,912      --   $     --      --   $    --
                         =======  ==========  =======  =========  =======  =========  ======  ========
 Units Purchased........  49,746     576,766   18,320    184,503   80,959    644,717  29,848   210,123
 Units Redeemed......... (15,117)   (175,269)  (2,188)   (22,041)  (1,237)    (9,853)   (709)   (4,994)
 Units Exchanged........ 104,203   1,208,125     (832)    (8,381)     851      6,773      25       174
                         -------  ----------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 138,832  $1,609,622   15,300  $ 154,082   80,573  $ 641,637  29,164  $205,304
                         =======  ==========  =======  =========  =======  =========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            AIM Variable
                           Insurance Funds
                            (continued)                MFS Variable Insurance Trust
                         -------------------  ----------------------------------------------------
                                                    MFS
                                                 Investors                            MFS New
                              AIM V.I.         Growth Stock      MFS Investors       Discovery
                             Value Fund           Series         Trust Series         Series
                         -------------------  ----------------  ----------------  ----------------
                          Units    $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                         -------  ----------  ------  --------  ------  --------  ------  --------
Type IV Units:
 Units Purchased........     --   $      --      --   $    --      --   $    --      --   $    --
 Units Redeemed.........     --          --      --        --      --        --      --        --
 Units Exchanged........     --          --      --        --      --        --      --        --
                         -------  ----------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --      --   $    --      --   $    --
                         =======  ==========  ======  ========  ======  ========  ======  ========
 Units Purchased........ 169,108   1,508,626  86,180   658,230  66,047   554,899  34,966   324,246
 Units Redeemed.........  (1,708)    (15,235) (1,200)   (9,167)   (235)   (1,972)   (264)   (2,452)
 Units Exchanged........  (1,734)    (15,468)   (809)   (6,183) (3,936)  (33,072) 32,972   305,761
                         -------  ----------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 165,666  $1,477,924  84,171  $642,880  61,876  $519,855  67,674  $627,556
                         =======  ==========  ======  ========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                          MFS Variable
                         Insurance Trust                                         PIMCO Variable
                           (continued)                  Dreyfus                  Insurance Trust
                         ----------------  ------------------------------------  ----------------
                                                Dreyfus          The Dreyfus
                                              Investments         Socially
                                             Portfolios --       Responsible
                           MFS Utility          Emerging        Growth Fund,      Foreign Bond
                             Series        Markets Portfolio        Inc.            Portfolio
                         ----------------  ------------------- ----------------  ----------------
                         Units   $ Amount   Units   $ Amount   Units   $ Amount  Units   $ Amount
                         ------  --------  -------  ---------- ------  --------  ------  --------
Type IV Units:
 Units Purchased........    --   $    --       --   $     --      --   $    --      --   $    --
 Units Redeemed.........    --        --       --         --      --        --      --        --
 Units Exchanged........    --        --       --         --      --        --      --        --
                         ------  --------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....    --   $    --       --   $     --      --   $    --      --   $    --
                         ======  ========  =======  =========  ======  ========  ======  ========
 Units Purchased........ 42,246   406,918      620      5,964  21,454   165,605   2,161    23,348
 Units Redeemed.........   (820)   (7,901)    (241)    (2,316)    --        --      (16)     (172)
 Units Exchanged........   (386)   (3,720)  64,000    615,837     (14)     (112) 20,933   226,107
                         ------  --------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 41,040  $395,297   64,379  $ 619,485  21,440  $165,493  23,078  $249,283
                         ======  ========  =======  =========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              PIMCO Variable Insurance Trust (continued)             Rydex Variable Trust
                         ----------------------------------------------------------  ----------------------
                           Long-Term U.S.
                             Government         High Yield         Total Return
                           Bond Portfolio     Bond Portfolio      Bond Portfolio           OTC Fund
                         -------------------  ----------------  -------------------  ----------------------
                          Units    $ Amount   Units   $ Amount   Units    $ Amount     Units     $ Amount
                         -------  ----------  ------  --------  -------  ----------  ---------  -----------
Type IV Units:
 Units Purchased........     --   $      --      --   $    --       --   $      --         --   $      --
 Units Redeemed.........     --          --      --        --       --          --         --          --
 Units Exchanged........     --          --      --        --       --          --         --          --
                         -------  ----------  ------  --------  -------  ----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --       --   $      --         --   $      --
                         =======  ==========  ======  ========  =======  ==========  =========  ==========
 Units Purchased........ 105,711   1,141,707  47,761   483,258  267,814   2,855,551     32,051     177,936
 Units Redeemed.........  (1,447)    (15,629)   (599)   (6,060)  (3,597)    (38,351)      (694)     (3,854)
 Units Exchanged........  27,823     300,504  20,088   203,259  133,417   1,422,547    (12,655)    (70,254)
                         -------  ----------  ------  --------  -------  ----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 132,087  $1,426,582  67,250  $680,458  397,634  $4,239,747     18,702  $  103,827
                         =======  ==========  ======  ========  =======  ==========  =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


                            Alliance Variable Products Series Fund, Inc.
                         -------------------------------------------------------
                         Growth and Income    Premier Growth        Quasar
                             Portfolio           Portfolio         Portfolio
                         -------------------  ----------------  ----------------
                          Units    $ Amount   Units   $ Amount  Units   $ Amount
                         -------  ----------  ------  --------  ------  --------
Type IV Units:
 Units Purchased........     --   $      --      --   $    --      --   $   --
 Units Redeemed.........     --          --      --        --      --       --
 Units Exchanged........     --          --      --        --      --       --
                         -------  ----------  ------  --------  ------  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....     --   $      --      --   $    --      --   $   --
                         =======  ==========  ======  ========  ======  =======
 Units Purchased........ 301,263   3,214,611  78,959   686,357  42,246   44,279
 Units Redeemed.........  (3,472)    (37,046)   (910)   (7,909)   (820)  (3,465)
 Units Exchanged........  42,419     452,627  (9,581)  (83,286)   (386)  47,443
                         -------  ----------  ------  --------  ------  -------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 340,210  $3,630,192  68,468  $595,162  41,040  $88,257
                         =======  ==========  ======  ========  ======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                              GE Investments Funds, Inc.
                         ------------------------------------------------------------------------
                                                                    Real Estate
                            S&P 500                                  Securities   Mid-Cap Value
                           Index Fund      Money Market Fund            Fund       Equity Fund
                         -------------- -------------------------  -------------- ---------------
                         Units $ Amount    Units       $ Amount    Units $ Amount Units  $ Amount
                         ----- -------- -----------  ------------  ----- -------- -----  --------
Type V Units:
 Units Purchased........ 1,070 $10,900    9,901,886  $ 10,077,487      8 $    75    --   $   --
 Units Redeemed.........   --      --           --            --     --      --     --       --
 Units Exchanged........ 1,085  11,044      254,256       258,765    101   1,002    --       --
                         ----- -------  -----------  ------------  ----- -------  -----  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 2,155 $21,944   10,156,142  $ 10,336,252    109 $ 1,077    --   $   --
                         ===== =======  ===========  ============  ===== =======  =====  =======
 Units Purchased........   536   4,025    2,120,719     2,152,045     32     375      3       30
 Units Redeemed.........   --      --   (10,295,072)  (10,447,141)   --      --      (5)     (54)
 Units Exchanged........ 4,063  30,541      (91,621)      (92,975) 3,095  35,983  2,068   24,250
                         ----- -------  -----------  ------------  ----- -------  -----  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 4,599 $34,566   (8,265,974) $ (8,388,071) 3,127 $36,358  2,066  $24,226
                         ===== =======  ===========  ============  ===== =======  =====  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                  Variable
                                                                 Insurance
                                 GE Investments Funds, Inc.    Products Fund
                                         (continued)                III
                                ----------------------------- -----------------
                                               Premier Growth     Growth &
                                 Income Fund    Equity Fund   Income Portfolio
                                -------------- -------------- -----------------
                                Units $ Amount Units $ Amount Units   $ Amount
                                ----- -------- ----- -------- ------- ---------
Type V Units:
 Units Purchased...............   --  $   --    --    $  --       994   $10,400
 Units Redeemed................   --      --    --       --       --        --
 Units Exchanged...............   --      --    --       --       958    10,021
                                ----- -------   ---   ------  ------- ---------
 Net increase (decrease) units
  from capital transactions
  with contractholders during
  the year ended
  December 31, 2000............   --  $   --    --    $  --     1,952   $20,421
                                ===== =======   ===   ======  ======= =========
 Units Purchased...............   101   1,125     7       60      206     1,745
 Units Redeemed................   --      --    --       --       --        --
 Units Exchanged............... 3,804  42,513   200    1,835    4,493    38,113
                                ----- -------   ---   ------  ------- ---------
 Net increase (decrease) units
  from capital transactions
  with contractholders during
  the year ended
  December 31, 2001............ 3,905 $43,638   207   $1,895    4,699   $39,858
                                ===== =======   ===   ======  ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              Variable Insurance Products
                                  Fund III (continued)                    Janus Aspen Series
                         -----------------------------------------  ------------------------------
                                                                       Flexible     International
                                 Growth               Mid Cap           Income         Growth
                         Opportunities Portfolio     Portfolio        Portfolio       Portfolio
                         ------------------------- ---------------  -------------- ---------------
                           Units       $ Amount    Units  $ Amount  Units $ Amount Units $ Amount
                         ----------  ------------- -----  --------  ----- -------- ----- ---------
Type V Units:
 Units Purchased........      1,030      $ 10,475     89  $   945    --   $   --     (1) $   1,095
 Units Redeemed.........        --            --     --       --     --       --    --         --
 Units Exchanged........      1,082        11,009    118    1,253    --       --    393   (326,439)
                         ----------  ------------  -----  -------    ---  -------   ---  ---------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....      2,112      $ 21,484    207  $ 2,198    --   $   --    392  $(325,344)
                         ==========  ============  =====  =======    ===  =======   ===  =========
 Units Purchased........        274         1,765    121    1,270     65      700    15      7,990
 Units Redeemed.........        --            --      (8)     (81)   --       --    --         --
 Units Exchanged........     (2,192)      (14,104) 1,735   18,248    876    9,416   (87)   (46,872)
                         ----------  ------------  -----  -------    ---  -------   ---  ---------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....     (1,918)     $(12,339) 1,848  $19,437    941  $10,116   (72) $ (38,882)
                         ==========  ============  =====  =======    ===  =======   ===  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                            AIM Variable
                                Janus Aspen Series (continued)             Insurance Funds
                         ------------------------------------------------  ----------------
                                                                              AIM V.I.
                             Capital           Equity          High            Capital
                          Appreciation         Income         Yield         Appreciation
                            Portfolio        Portfolio      Portfolio           Fund
                         ----------------  -------------- ---------------  ----------------
                         Units   $ Amount  Units $ Amount Units  $ Amount  Units   $ Amount
                         ------  --------  ----- -------- -----  --------  ------  --------
Type V Units:
 Units Purchased........  1,083  $ 10,660     7   $   75    10   $   100    1,000  $10,400
 Units Redeemed.........    --        --    --       --    --        --       --       --
 Units Exchanged........  1,600    15,750    97    1,004   101     1,003    1,185   12,334
                         ------  --------   ---   ------  ----   -------   ------  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  2,683  $ 26,410   104   $1,079   111   $ 1,103    2,185  $22,734
                         ======  ========   ===   ======  ====   =======   ======  =======
 Units Purchased........  1,717     9,275   128    1,106     8        75      269    1,163
 Units Redeemed.........   (318)   (1,717)  --       --   (119)   (1,184)      (3)     (12)
 Units Exchanged........ (3,433)  (18,552)   55      479   --        --    (1,274)  (5,505)
                         ------  --------   ---   ------  ----   -------   ------  -------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... (2,034) $(10,993)  183   $1,585  (111)  $(1,109)  (1,008) $(4,354)
                         ======  ========   ===   ======  ====   =======   ======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               AIM Variable Insurance Funds
                         -------------------------------------------------------------------------------
                                                                           AIM V.I.
                                                                           Capital
                         AIM V.I. Aggressive           AIM V.I.          Development   AIM V.I. Growth
                             Growth Fund         New Technology Fund         Fund      and Income Fund
                         ----------------------  ---------------------  -------------- -----------------
                          Units      $ Amount      Units     $ Amount   Units $ Amount Units   $ Amount
                         ---------  -----------  ---------  ----------  ----- -------- ------  ---------
Type V Units:
 Units Purchased........        17       $  175        118     $ 1,200   --    $  --       --      $ --
 Units Redeemed.........       --           --         --          --    --       --       --        --
 Units Exchanged........       119        1,199        196       1,998   --         0      --          0
                         ---------   ----------  ---------  ----------   ---   ------   ------  --------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....       136       $1,374        314     $ 3,198   --    $    0      --       $  0
                         =========   ==========  =========  ==========   ===   ======   ======  ========
 Units Purchased........     1,242        8,000      7,161      22,926   --       --        10       168
 Units Redeemed.........      (134)        (861)       (13)        (42)  --       --         0         0
 Units Exchanged........        78          501      7,852      25,138   506    5,015       29       478
                         ---------   ----------  ---------  ----------   ---   ------   ------  --------
 Net increase (decrease)
  units from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001.....     1,186       $7,640     15,000     $48,021   506   $5,015       39      $647
                         =========   ==========  =========  ==========   ===   ======   ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                  AIM Variable Insurance Funds
                                                           (continued)
                                                  -----------------------------
                                                                    AIM V.I.
                                                     AIM V.I.      Government
                                                      Global       Securities
                                                  Utilities Fund      Fund
                                                  -------------- --------------
                                                  Units $ Amount Units $ Amount
                                                  ----- -------- ----- --------
Type V Units
  Units Purchased................................  --    $  --    --    $  --
  Units Redeemed.................................  --       --    --       --
  Units Exchanged................................  --       --    --       --
                                                   ---   ------   ---   ------
  Net increase (decrease) units from capital
   transactions with contractholders during the
   year ended December 31, 2000..................  --    $  --    --    $  --
                                                   ===   ======   ===   ======
  Units Purchased................................   57      832    75      800
  Units Redeemed.................................   (3)     (49)  --       --
  Units Exchanged................................   99    1,422   747    8,012
                                                   ---   ------   ---   ------
  Net increase (decrease) units from capital
   transactions with contractholders during the
   year ended December 31, 2001..................  153   $2,205   822   $8,812
                                                   ===   ======   ===   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                    GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------------
                                S&P 500                  Money             Mid-Cap Value
                              Index Fund              Market Fund           Equity Fund        U.S. Equity Fund
                         ----------------------  ----------------------  -------------------  -------------------
                           Units     $ Amount      Units     $ Amount     Units    $ Amount    Units    $ Amount
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
Type VI Units:
 Units Purchased........   275,490  $ 2,609,406    333,385  $ 3,379,532   18,237  $  194,449   24,796  $  246,036
 Units Redeemed.........    (1,035)      (9,801)       (50)        (505)     (65)       (698)     (32)       (317)
 Units Exchanged........    31,737      300,603    (54,112)    (548,537)  12,837     136,874    5,803      57,577
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   306,192  $ 2,900,208    279,223  $ 2,830,489   31,009  $  330,626   30,567  $  303,296
                         =========  ===========  =========  ===========  =======  ==========  =======  ==========
 Units Purchased........ 1,320,678   10,631,521  1,611,354   16,768,735  509,422   5,516,785  279,011   2,504,516
 Units Redeemed.........   (68,127)    (548,430)   (63,566)    (661,506) (12,013)   (130,098) (14,933)   (134,038)
 Units Exchanged........ 1,475,329   11,876,463    664,726    6,917,545  423,761   4,589,111  301,625   2,707,520
                         ---------  -----------  ---------  -----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 2,727,880  $21,959,554  2,212,514  $23,024,774  921,170  $9,975,798  565,703  $5,077,998
                         =========  ===========  =========  ===========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                        Oppenheimer Variable Account
                                  GE Investments Funds, Inc. (continued)                  Funds -- Service Class 2
                         -------------------------------------------------------------  ----------------------------
                           Premier Growth                           Small-Cap Value                Global
                            Equity Fund       Value Equity Fund       Equity Fund            Securities Fund/VA
                         -------------------  -------------------  -------------------  ------------------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount       Units         $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------------  ---------------
Type VI Units:
 Units Purchased........  50,386  $  487,693   14,904  $  146,107   16,014  $  167,032         65,846      $  616,801
 Units Redeemed.........     (34)       (330)     --          --       --          --              (6)            (54)
 Units Exchanged........   6,269      60,679    1,308      12,824      866       9,029          3,157          29,576
                         -------  ----------  -------  ----------  -------  ----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  56,621  $  548,042   16,212  $  158,931   16,880  $  176,061         68,997      $  646,322
                         =======  ==========  =======  ==========  =======  ==========  =============  ==============
 Units Purchased........ 335,223   2,863,552  200,461   1,853,354  259,074   2,965,083        600,007       4,895,662
 Units Redeemed......... (12,256)   (104,698)  (3,356)    (31,027)  (8,911)   (101,988)       (24,057)       (196,289)
 Units Exchanged........ 300,315   2,565,354  108,425   1,002,447  336,729   3,853,839        530,137       4,325,581
                         -------  ----------  -------  ----------  -------  ----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 623,282  $5,324,208  305,530  $2,824,774  586,892  $6,716,934      1,106,087      $9,024,954
                         =======  ==========  =======  ==========  =======  ==========  =============  ==============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Oppenheimer Variable
                           Account Funds --
                            Service Class 2     Variable Insurance Products Fund -- Service     Variable Insurance Products
                             (continued)                          Class 2                        Fund II -- Service Class 2
                         ---------------------  ----------------------------------------------  ------------------------------
                             Main Street
                           Growth & Income             Equity-
                               Fund/VA            Income Portfolio        Growth Portfolio          Contrafund Portfolio
                         ---------------------  ----------------------  ----------------------  ------------------------------
                           Units     $ Amount     Units     $ Amount      Units     $ Amount        Units         $ Amount
                         ---------  ----------  ---------  -----------  ---------  -----------  -------------  ---------------
Type VI Units:
 Units Purchased........    94,834  $  896,921     85,628  $   909,462    273,173  $ 2,490,803        176,603      $1,695,280
 Units Redeemed.........      (488)     (4,616)      (390)      (4,143)      (680)      (6,204)        (1,076)        (10,333)
 Units Exchanged........    20,048     189,606     24,674      262,069     34,308      312,819         35,896         344,580
                         ---------  ----------  ---------  -----------  ---------  -----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   114,394  $1,081,912    109,912  $ 1,167,388    306,801  $ 2,797,418        211,423      $2,029,528
                         =========  ==========  =========  ===========  =========  ===========  =============  ==============
 Units Purchased........   551,675   4,564,633    585,856    6,094,996    929,556    6,680,919        782,193       6,473,409
 Units Redeemed.........   (31,570)   (261,216)   (27,876)    (290,012)   (53,837)    (386,939)       (33,234)       (275,049)
 Units Exchanged........   615,366   5,091,613    579,908    6,033,127    752,457    5,408,079        422,135       3,493,580
                         ---------  ----------  ---------  -----------  ---------  -----------  -------------  --------------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,135,471  $9,395,030  1,137,888  $11,838,111  1,628,176  $11,702,059      1,171,094      $9,691,941
                         =========  ==========  =========  ===========  =========  ===========  =============  ==============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                             Federated
                                    Variable Insurance                                       Insurance
                                   Products Fund III --                  Federated           Series --
                                     Service Class 2                  Insurance Series     Service Shares
                         -------------------------------------------  -----------------  -------------------
                                                                       International
                          Growth & Income                              Small Company        High Income
                             Portfolio          Mid Cap Portfolio         Fund II           Bond Fund II
                         -------------------  ----------------------  -----------------  -------------------
                          Units    $ Amount     Units     $ Amount     Units   $ Amount   Units    $ Amount
                         -------  ----------  ---------  -----------  -------  --------  -------  ----------
Type VI Units:
 Units Purchased........  50,476  $  512,373    212,608  $ 2,201,793   10,016  $ 92,907   31,514  $  297,344
 Units Redeemed.........     (19)       (191)    (1,329)     (13,759)    (152)   (1,406)     (19)       (176)
 Units Exchanged........   2,552      25,905     32,155      332,998   (3,220)  (29,870)   1,783      16,825
                         -------  ----------  ---------  -----------  -------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  53,009  $  538,087    243,434  $ 2,521,032    6,644  $ 61,631   33,278  $  313,993
                         =======  ==========  =========  ===========  =======  ========  =======  ==========
 Units Purchased........ 302,068   2,674,162    790,103    7,760,335   39,803   252,614  122,038   1,138,762
 Units Redeemed......... (15,765)   (139,570)   (39,552)    (388,474)  (2,158)  (13,695) (12,310)   (114,875)
 Units Exchanged........ 227,159   2,011,007    755,777    7,423,187   66,958   424,955  124,409   1,160,873
                         -------  ----------  ---------  -----------  -------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 513,462  $4,545,599  1,506,328  $14,795,048  104,603  $663,874  234,137  $2,184,760
                         =======  ==========  =========  ===========  =======  ========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               Janus Aspen Series -- Service Shares
                         ---------------------------------------------------------------------------------------
                                                    Global
                            Global Life           Technology            Aggressive
                         Sciences Portfolio       Portfolio          Growth Portfolio       Growth Portfolio
                         -------------------  -------------------  ---------------------  ----------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount     Units     $ Amount
                         -------  ----------  -------  ----------  ---------  ----------  ---------  -----------
Type VI Units:
 Units Purchased........  94,375  $  984,714  246,571  $2,093,529    428,722  $3,708,323    483,076  $ 4,562,284
 Units Redeemed.........    (317)     (3,312)    (822)     (6,979)    (1,455)    (12,589)    (2,137)     (20,188)
 Units Exchanged........  26,308     274,495   38,437     326,354     80,406     695,489     32,319      305,226
                         -------  ----------  -------  ----------  ---------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 120,366  $1,255,897  284,186  $2,412,905    507,673  $4,391,223    513,258  $ 4,847,321
                         =======  ==========  =======  ==========  =========  ==========  =========  ===========
 Units Purchased........ 189,592   1,654,351  487,313   2,566,306    877,739   4,358,254    942,489    6,859,195
 Units Redeemed......... (18,469)   (161,161) (39,083)   (205,817)   (54,791)   (272,055)   (75,717)    (551,052)
 Units Exchanged........ 198,514   1,732,184  240,002   1,263,909    649,157   3,223,270    585,643    4,262,164
                         -------  ----------  -------  ----------  ---------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 369,637  $3,225,374  688,232  $3,624,398  1,472,105  $7,309,469  1,452,415  $10,570,307
                         =======  ==========  =======  ==========  =========  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                          Janus Aspen Series -- Service Shares (continued)
                         ------------------------------------------------------------------------------------------
                         Capital Appreciation     Worldwide Growth        International
                              Portfolio               Portfolio          Growth Portfolio     Balanced Portfolio
                         ---------------------  ----------------------  -------------------  ----------------------
                           Units     $ Amount     Units     $ Amount     Units    $ Amount     Units     $ Amount
                         ---------  ----------  ---------  -----------  -------  ----------  ---------  -----------
Type VI Units:
 Units Purchased........   488,459  $4,480,048    478,138  $ 4,350,546  184,789  $1,629,885    241,000  $ 2,362,802
 Units Redeemed.........    (1,866)    (17,118)    (1,055)      (9,595)    (657)     (5,797)      (664)      (6,513)
 Units Exchanged........    37,794     346,642     85,193      775,165   30,863     272,220     40,116      393,304
                         ---------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....   524,387  $4,809,572    562,276  $ 5,116,117  214,995  $1,896,308    280,452  $ 2,749,594
                         =========  ==========  =========  ===========  =======  ==========  =========  ===========
 Units Purchased........   758,512   5,528,825    858,751    5,969,165  392,442   2,684,995  1,314,112   12,006,552
 Units Redeemed.........   (47,604)   (346,993)   (40,275)    (279,955) (24,486)   (167,524)   (80,933)    (739,453)
 Units Exchanged........   496,849   3,621,559    736,441    5,118,994  424,105   2,901,622  1,169,216   10,682,700
                         ---------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 1,207,757  $8,803,391  1,554,917  $10,808,204  792,061  $5,419,093  2,402,395  $21,949,800
                         =========  ==========  =========  ===========  =======  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                               MFS Variable
                                        AIM Variable Insurance Funds                         Insurance Trust
                         ----------------------------------------------------------------  ---------------------
                          AIM V.I. Capital     AIM V.I. Growth                             MFS Investors Growth
                         Appreciation Fund           Fund           AIM V.I. Value Fund        Stock Series
                         -------------------  -------------------  ----------------------  ---------------------
                          Units    $ Amount    Units    $ Amount     Units     $ Amount      Units     $ Amount
                         -------  ----------  -------  ----------  ---------  -----------  ---------  ----------
Type VI Units:
 Units Purchased........ 159,895  $1,502,405  134,605  $1,137,650    384,867  $ 3,353,900    225,579  $2,211,715
 Units Redeemed.........    (652)     (6,124)    (321)     (2,715)      (701)      (6,112)    (1,167)    (11,446)
 Units Exchanged........  23,688     222,577   20,738     175,275     34,562      301,186     23,097     226,452
                         -------  ----------  -------  ----------  ---------  -----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 182,931  $1,718,859  155,022  $1,310,210    418,728  $ 3,648,975    247,509  $2,426,721
                         =======  ==========  =======  ==========  =========  ===========  =========  ==========
 Units Purchased........ 474,548   3,099,730  492,350   2,802,783    913,329    6,910,582    760,643   5,581,622
 Units Redeemed......... (35,942)   (234,771) (16,254)    (92,528)   (51,796)    (391,907)   (46,389)   (340,403)
 Units Exchanged........ 556,505   3,635,067  229,133   1,304,377    888,099    6,719,684    408,332   2,996,353
                         -------  ----------  -------  ----------  ---------  -----------  ---------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 995,111  $6,500,026  705,229  $4,014,631  1,749,632  $13,238,358  1,122,586  $8,237,571
                         =======  ==========  =======  ==========  =========  ===========  =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 MFS Variable Insurance Trust (continued)                   Dreyfus
                         -------------------------------------------------------------  -----------------
                                                                                            Dreyfus
                                                                                           Investment
                                                                                          Portfolios-
                           MFS Investors      MFS New Discovery                         Emerging Markets
                            Trust Series            Series         MFS Utility Series      Portfolio
                         -------------------  -------------------  -------------------  -----------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
Type VI Units:
 Units Purchased........  50,238  $  502,393   75,559  $  684,627   49,981  $  505,225    8,826  $ 70,779
 Units Redeemed.........    (101)     (1,009)     (39)       (355)     (86)       (873)    (150)   (1,205)
 Units Exchanged........   4,568      45,677   19,069     172,782   17,510     176,994    7,604    60,970
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  54,705  $  547,061   94,589  $  857,055   67,405  $  681,345   16,280  $130,543
                         =======  ==========  =======  ==========  =======  ==========  =======  ========
 Units Purchased........ 245,664   2,072,159  254,174   2,066,441  416,453   3,652,153   64,585   481,743
 Units Redeemed.........  (8,103)    (68,341) (16,743)   (136,116) (14,483)   (127,022)  (1,347)  (10,046)
 Units Exchanged........ 299,040   2,522,396  311,019   2,528,599  504,058   4,420,401   70,609   526,687
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 536,601  $4,526,213  548,450  $4,458,923  906,028  $7,945,532  133,847  $998,383
                         =======  ==========  =======  ==========  =======  ==========  =======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                              Dreyfus
                            (continued)         PIMCO Variable Insurance Trust
                         -------------------  -------------------------------------
                            The Dreyfus
                              Socially                            Long-Term U.S.
                         Responsible Growth    Foreign Bond      Government Bond
                             Fund, Inc.          Portfolio          Portfolio
                         -------------------  ----------------  -------------------
                          Units    $ Amount   Units   $ Amount   Units    $ Amount
                         -------  ----------  ------  --------  -------  ----------
Type VI Units:
 Units Purchased........  17,916  $  168,655     --   $    --    43,385  $  461,327
 Units Redeemed.........    (170)     (1,600)    --        --      (221)     (2,345)
 Units Exchanged........   1,748      16,458     278     2,827    2,848      30,281
                         -------  ----------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  19,494  $  183,513     278  $  2,827   46,012  $  489,263
                         =======  ==========  ======  ========  =======  ==========
 Units Purchased........ 569,732   4,701,566  35,830   384,624  304,783   3,442,319
 Units Redeemed.........  (3,359)    (27,721) (2,532)  (27,180) (21,379)   (241,466)
 Units Exchanged........  89,551     738,992  27,416   294,303  405,448   4,579,249
                         -------  ----------  ------  --------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 655,924  $5,412,837  60,714  $651,747  688,852  $7,780,102
                         =======  ==========  ======  ========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                             Alliance Variable
                              PIMCO Variable Insurance Trust            Rydex Variable        Products Series
                                       (continued)                          Trust               Fund, Inc.
                         -------------------------------------------  -------------------  ----------------------
                             High Yield           Total Return                                  Growth and
                           Bond Portfolio        Bond Portfolio            OTC Fund          Income Portfolio
                         -------------------  ----------------------  -------------------  ----------------------
                          Units    $ Amount     Units     $ Amount     Units    $ Amount     Units     $ Amount
                         -------  ----------  ---------  -----------  -------  ----------  ---------  -----------
Type VI Units:
 Units Purchased........  12,360  $  122,471     80,928  $   845,020  262,860  $1,951,225     98,873  $ 1,031,285
 Units Redeemed.........     (52)       (512)      (452)      (4,718)    (672)     (4,986)      (143)      (1,495)
 Units Exchanged........   2,388      23,662      8,644       90,261   43,614     323,754     12,503      130,418
                         -------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  14,696  $  145,621     89,120  $   930,563  305,802  $2,269,993    111,233  $ 1,160,207
                         =======  ==========  =========  ===========  =======  ==========  =========  ===========
 Units Purchased........ 209,938   2,065,614    740,272    8,076,329  353,534   1,598,467  1,125,506   11,896,429
 Units Redeemed......... (17,248)   (169,703)   (26,331)    (287,275) (30,620)   (138,444)   (39,530)    (417,822)
 Units Exchanged........ 248,589   2,445,903    858,996    9,371,611  356,422   1,611,530  1,367,603   14,455,359
                         -------  ----------  ---------  -----------  -------  ----------  ---------  -----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 441,279  $4,341,814  1,572,937  $17,160,664  679,336  $3,071,552  2,453,579  $25,933,966
                         =======  ==========  =========  ===========  =======  ==========  =========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                   Alliance Variable Products Series Fund,
                                               Inc. (continued)
                                   -------------------------------------------
                                      Premier Growth
                                         Portfolio          Quasar Portfolio
                                   ----------------------  -------------------
                                     Units     $ Amount     Units    $ Amount
                                   ---------  -----------  -------  ----------
Type VI Units:
 Units Purchased..................   476,404  $ 4,083,619   28,339  $  255,311
 Units Redeemed...................    (1,062)      (9,101)     (13)       (120)
 Units Exchanged..................    85,595      733,698    6,841      61,634
                                   ---------  -----------  -------  ----------
 Net increase (decrease) from
  capital transactions with
  contractholders during the year
  ended December 31, 2000.........   560,937  $ 4,808,216   35,167  $  316,824
                                   =========  ===========  =======  ==========
 Units Purchased..................   806,624    5,546,576  136,215     991,788
 Units Redeemed...................   (38,756)    (266,490)  (3,548)    (25,837)
 Units Exchanged..................   741,769    5,100,623  164,566   1,198,221
                                   ---------  -----------  -------  ----------
 Net increase (decrease) from
  capital transactions with
  contractholders during the year
  ended December 31, 2001......... 1,509,637  $10,380,710  297,233  $2,164,173
                                   =========  ===========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                 GE Investments Funds, Inc.
                         ----------------------------------------------------------------------------------
                                                                     Mid-Cap Value
                         S&P 500 Index Fund   Money Market Fund       Equity Fund        U.S. Equity Fund
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........ 115,889  $1,120,597   89,897  $  912,066    8,751  $   92,507   83,675  $  820,153
 Units Redeemed.........    (222)     (2,147)     --          --       --          --      (436)     (4,277)
 Units Exchanged........  20,083     194,198  (13,111)   (133,021)   1,272      13,450      991       9,713
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 135,750  $1,312,648   76,786  $  779,045   10,023  $  105,957   84,230  $  825,588
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 526,155   4,232,215  586,117   6,097,114  182,178   1,976,585  152,899   1,381,486
 Units Redeemed......... (37,095)   (298,379) (40,678)   (423,154)  (4,643)    (50,370)  (8,471)    (76,537)
 Units Exchanged........ 479,467   3,856,669   49,646     516,445  132,233   1,434,713  145,670   1,316,167
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 968,527  $7,790,505  595,085  $6,190,403  309,768  $3,360,928  290,098  $2,621,116
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                  GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------
                           Premier Growth                           Small-Cap Value
                            Equity Fund       Value Equity Fund       Equity Fund
                         -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........   7,804  $   75,991    3,406  $   34,150    4,146  $   41,408
 Units Redeemed.........    (609)     (5,934)     (16)       (156)    (206)     (2,062)
 Units Exchanged........   4,987      48,555      671       6,731      214       2,138
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  12,182  $  118,612    4,061  $   40,726    4,154  $   41,485
                         =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 120,276   1,025,263   92,583     836,493   95,178   1,073,146
 Units Redeemed.........  (2,807)    (23,926)  (6,240)    (56,380)  (2,211)    (24,931)
 Units Exchanged........  74,130     631,909   82,011     740,969   83,879     945,752
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 191,599  $1,633,245  168,354  $1,521,082  176,846  $1,993,968
                         =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Oppenheimer Variable Account Funds --      Variable Insurance Products Fund --
                                     Class 2 Shares                           Service Class 2
                         ----------------------------------------  ----------------------------------------
                         Global Securities    Main Street Growth     Equity-Income
                              Fund/VA          & Income Fund/VA        Portfolio         Growth Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........  29,382  $  283,688   66,358  $  470,434   39,742  $  423,721   55,437  $  527,604
 Units Redeemed.........    (530)     (5,113)    (316)     (2,240)    (207)     (2,203)  (4,102)    (39,038)
 Units Exchanged........   6,463      62,401    7,516      53,281      935       9,963    9,513      90,539
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  35,315  $  340,977   73,558  $  521,475   40,470  $  431,480   60,848  $  579,105
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 102,262     821,734  186,407   1,528,544  277,367   2,870,245  304,752   2,151,639
 Units Redeemed.........  (3,040)    (24,436) (15,941)   (130,721) (17,155)   (177,518) (10,049)    (70,951)
 Units Exchanged........ 142,340   1,143,781  229,176   1,879,257  270,173   2,795,816  247,537   1,747,683
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 241,562  $1,941,079  399,642  $3,277,080  530,385  $5,488,542  542,240  $3,828,371
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Variable Insurance
                           Products Fund
                               II --            Variable Insurance Products Fund
                           Service Class 2            III --Service Class 2
                         -------------------  ----------------------------------------
                             Contrafund        Growth & Income
                             Portfolio            Portfolio        Mid Cap Portfolio
                         -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........ 131,911  $1,248,110   83,012  $  827,191   42,740  $  443,637
 Units Redeemed.........  (1,285)    (12,158)    (296)     (2,954)    (133)     (1,385)
 Units Exchanged........  14,208     134,434    9,116      90,841    6,452      66,963
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 144,834  $1,370,386   91,832  $  915,078   49,059  $  509,216
 Units Purchased........ 205,031   1,717,172  124,608   1,110,082  149,548   1,466,141
 Units Redeemed......... (10,595)    (88,735)  (6,639)    (59,145)  (9,242)    (90,608)
 Units Exchanged........ 136,986   1,147,275   70,231     625,658  214,460   2,102,525
                         -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 331,422  $2,775,712  188,200  $1,676,595  354,766  $3,478,058
                         =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                               Federated
                            Federated          Insurance
                            Insurance      Series -- Service     Janus Aspen Series -- Service
                             Series              Shares                      Shares
                         ----------------  -------------------  -----------------------------------
                          International                           Global Life          Global
                          Small Company     High Income Bond       Sciences          Technology
                             Fund II            Fund II            Portfolio         Portfolio
                         ----------------  -------------------  ----------------  -----------------
                         Units   $ Amount   Units    $ Amount   Units   $ Amount   Units   $ Amount
                         ------  --------  -------  ----------  ------  --------  -------  --------
Type VII Units:
 Units Purchased........  3,788  $ 33,790    9,701  $   93,475  24,302  $248,812   40,115  $360,245
 Units Redeemed.........    --        --      (117)     (1,123) (2,330)  (23,863)  (1,816)  (16,312)
 Units Exchanged........    --        --     3,446      33,200   1,040    10,655      747     6,712
                         ------  --------  -------  ----------  ------  --------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  3,788  $ 33,790   13,030  $  125,552  23,012  $235,604   39,046  $350,645
                         ======  ========  =======  ==========  ======  ========  =======  ========
 Units Purchased........ 17,981   125,856   64,234     600,782  42,614   367,901  104,578   496,893
 Units Redeemed.........   (267)   (1,866)  (6,178)    (57,785) (2,782)  (24,023)  (2,539)  (12,065)
 Units Exchanged........  2,125    14,881   72,801     680,915  40,682   351,227   44,768   212,712
                         ------  --------  -------  ----------  ------  --------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 19,839  $138,872  130,857  $1,223,912  80,514  $695,105  146,807  $697,540
                         ======  ========  =======  ==========  ======  ========  =======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                      Janus Aspen Series -- Service Shares (continued)
                         ----------------------------------------------------------------------------------
                                                                        Capital
                         Aggressive Growth                            Appreciation       Worldwide Growth
                             Portfolio         Growth Portfolio        Portfolio            Portfolio
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........  72,275  $  609,031  115,134  $1,074,150  103,916  $1,000,955   96,039  $  869,906
 Units Redeemed.........    (406)     (3,417)    (617)     (5,757)  (2,201)    (21,200)  (4,817)    (43,640)
 Units Exchanged........  10,987      92,588   14,966     139,628   10,396     100,139   27,331     247,563
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  82,856  $  698,202  129,483  $1,208,022  112,111  $1,079,893  118,553  $1,073,829
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 110,707     517,309  218,111   1,491,245  153,290   1,127,475  166,139   1,103,406
 Units Redeemed.........  (7,743)    (36,177) (25,674)   (175,536)  (9,088)    (66,846)  (8,248)    (54,773)
 Units Exchanged........ 200,742     938,028  199,302   1,362,648  106,613     784,158  352,714   2,342,534
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 303,706  $1,419,160  391,739  $2,678,357  250,815  $1,844,787  510,605  $3,391,166
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                         Janus Aspen Series -- Service Shares
                                      (continued)                      AIM Variable Insurance Funds
                         ----------------------------------------  ----------------------------------------
                           International                            AIM V.I. Capital         AIM V.I.
                          Growth Portfolio    Balanced Portfolio   Appreciation Fund       Growth Fund
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........  37,190  $  334,941  181,573  $1,776,512   73,146  $  718,119  111,536  $  968,833
 Units Redeemed.........     (36)       (324)    (291)     (2,846)    (544)     (5,342)    (870)     (7,557)
 Units Exchanged........   6,268      56,456   20,240     198,022   10,106      99,211    5,323      46,239
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  43,422  $  391,072  201,522  $1,971,688   82,708  $  811,988  115,989  $1,007,516
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 125,906     883,239  379,590   3,462,461  135,911     902,874  137,435     760,026
 Units Redeemed.........  (8,775)    (61,558) (36,367)   (331,719) (14,815)    (98,418)  (9,682)    (53,544)
 Units Exchanged........ 104,410     732,432  427,881   3,902,944  205,517   1,365,273  107,406     593,969
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 221,541  $1,554,112  771,104  $7,033,686  326,613  $2,169,730  235,159  $1,300,451
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            AIM Variable
                          Insurance Funds
                            (continued)                     MFS Variable Insurance Trust
                         -------------------  -------------------------------------------------------------
                                                MFS Investors
                           AIM V.I. Value        Growth Stock        MFS Investors           MFS New
                                Fund                Series            Trust Series       Discovery Series
                         -------------------  -------------------  -------------------  -------------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units    $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
Type VII Units:
 Units Purchased........ 128,867  $1,157,100   51,553  $  494,478    6,965  $   69,921   17,019  $  155,131
 Units Redeemed.........  (6,759)    (60,694)    (608)     (5,836)     (18)       (179)    (327)     (2,979)
 Units Exchanged........  12,780     114,752    6,724      64,499    1,691      16,981    1,581      14,410
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000..... 134,888  $1,211,158   57,669  $  553,141    8,638  $   86,723   18,273  $  166,561
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========
 Units Purchased........ 395,448   2,988,345  154,481   1,109,403   87,850     740,284   74,396     604,747
 Units Redeemed......... (25,184)   (190,315)  (4,340)    (31,171)  (5,527)    (46,574)  (3,284)    (26,699)
 Units Exchanged........ 313,188   2,366,718  123,731     888,573  150,992   1,272,357   66,553     540,995
                         -------  ----------  -------  ----------  -------  ----------  -------  ----------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 683,452  $5,164,748  273,872  $1,966,806  233,315  $1,966,067  137,665  $1,119,043
                         =======  ==========  =======  ==========  =======  ==========  =======  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                            MFS Variable
                          Insurance Trust                                             PIMCO Variable
                            (continued)                     Dreyfus                   Insurance Trust
                         -------------------  --------------------------------------  ----------------
                                                                      The Dreyfus
                                              Dreyfus Investment       Socially
                                                 Portfolios --        Responsible
                                MFS                 Emerging         Growth Fund,         Foreign
                           Utility Series      Markets Portfolio         Inc.         Bond Portfolio
                         -------------------  --------------------  ----------------  ----------------
                          Units    $ Amount    Units     $ Amount   Units   $ Amount  Units   $ Amount
                         -------  ----------  --------  ----------  ------  --------  ------  --------
Type VII Units:
 Units Purchased........  23,018  $  232,289     1,584  $   14,945  31,186  $286,327     929  $  9,336
 Units Redeemed.........     (33)       (334)      --          --      (13)     (117)    --        --
 Units Exchanged........   9,286      93,711        32         307   1,299    11,930     --        --
                         -------  ----------  --------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  32,271  $  325,666     1,616  $   15,251  32,472  $298,140     929  $  9,336
                         =======  ==========  ========  ==========  ======  ========  ======  ========
 Units Purchased........ 143,801   1,288,788     4,067      29,745  52,828   377,636   7,615    82,548
 Units Redeemed.........  (4,161)    (37,291)     (435)     (3,179) (2,034)  (14,538) (1,056)  (11,450)
 Units Exchanged........ 131,992   1,182,949    58,717     429,482  44,226   316,137   8,648    93,730
                         -------  ----------  --------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 271,632  $2,434,445    62,349  $  456,048  95,020  $679,235  15,207  $164,828
                         =======  ==========  ========  ==========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                                                                         Rydex Variable
                                PIMCO Variable Insurance Trust (continued)                   Trust
                         -------------------------------------------------------------  -----------------
                             Long-Term
                          U.S. Government         High Yield          Total Return
                           Bond Portfolio       Bond Portfolio       Bond Portfolio         OTC Fund
                         -------------------  -------------------  -------------------  -----------------
                          Units    $ Amount    Units    $ Amount    Units    $ Amount    Units   $ Amount
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
Type VII Units:
 Units Purchased........  11,183  $  121,327   11,256  $  113,191   49,525  $  510,183   79,844  $646,801
 Units Redeemed.........     (28)       (309)     (64)       (641)    (147)     (1,514)    (506)   (4,099)
 Units Exchanged........   4,339      47,068      419       4,212    9,491      97,777    2,921    23,660
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  15,494  $  168,086   11,611  $  116,762   58,869  $  606,446   82,259  $666,363
                         =======  ==========  =======  ==========  =======  ==========  =======  ========
 Units Purchased........ 153,322   1,762,947  113,131   1,116,534  317,920   3,493,729   77,689   375,329
 Units Redeemed.........  (8,820)   (101,407)  (4,173)    (41,183) (11,997)   (131,841)  (7,690)  (37,151)
 Units Exchanged........ 226,289   2,601,947   87,028     858,917  446,145   4,902,826   87,617   423,298
                         -------  ----------  -------  ----------  -------  ----------  -------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 370,791  $4,248,295  195,986  $1,934,268  752,068  $8,264,714  157,616  $761,476
                         =======  ==========  =======  ==========  =======  ==========  =======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                             Alliance Variable Products Series Fund, Inc.
                         ----------------------------------------------------------
                             Growth and            Premier             Quasar
                          Income Portfolio     Growth Portfolio       Portfolio
                         -------------------  -------------------  ----------------
                          Units    $ Amount    Units    $ Amount   Units   $ Amount
                         -------  ----------  -------  ----------  ------  --------
Type VII Units:
 Units Purchased........  42,206  $  443,604  160,773  $1,447,706  13,530  $131,606
 Units Redeemed.........  (2,045)    (21,485)    (473)     (4,260)   (176)   (1,713)
 Units Exchanged........   2,775      29,170   24,585     221,373   1,640    15,955
                         -------  ----------  -------  ----------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2000.....  42,936  $  451,289  184,885  $1,664,819  14,994  $145,849
                         =======  ==========  =======  ==========  ======  ========
 Units Purchased........ 375,993   3,950,462  275,535   1,925,375  26,222   184,060
 Units Redeemed......... (14,710)   (154,549) (22,192)   (155,069) (1,508)  (10,586)
 Units Exchanged........ 421,618   4,429,836  375,736   2,625,560  22,795   160,013
                         -------  ----------  -------  ----------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  contractholders during
  the year ended
  December 31, 2001..... 782,901  $8,225,749  629,079  $4,395,866  47,509  $333,487
                         =======  ==========  =======  ==========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001


(6) Financial Highlights

  A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. For Type I units, the expense ratio of 1.35% presented in the table below represents the maximum charge, as it includes the 0.20% distribution expense assessed only during the first ten years after a premium deposit is made. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------
                                     Net Assets
                                   -------------- Expenses as a
                                    Unit          % of Average   Investment   Total
Type I:                    Units   Value   000s    Net Assets   Income Ratio Return
-------                  --------- ------ ------- ------------- ------------ -------
GE Investments Funds,
Inc.:
 S&P 500 Index Fund.....   603,299 $46.51 $28,059     1.35%         1.00%    (13.45)%
 Money Market Fund...... 3,237,897  17.22  55,757     1.35%         3.80%       2.57%
 Total Return Fund......   329,490  37.36  12,310     1.35%         2.60%     (4.20)%
 International Equity
 Fund...................    69,869  12.65  14,382     1.35%         0.91%    (21.93)%
 Real Estate Securities
 Fund...................   182,258  21.46  24,743     1.35%         4.06%      10.32%
 Global Income Fund.....    26,072  10.03   5,555     1.35%         0.00%     (3.01)%
 Mid-Cap Value Equity
 Fund...................   370,507  17.07  11,673     1.35%         0.86%     (1.03)%
 Income Fund............   964,324  12.10  11,668     1.35%         5.68%       5.97%
 U.S. Equity Fund.......   148,206  11.22   1,663     1.35%         0.77%     (9.71)%
 Premier Growth Equity
 Fund...................    72,776   9.90     720     1.35%         0.11%    (10.37)%
Oppenheimer Variable
Account Funds:
 Bond Fund/VA...........   522,745  24.03  12,562     1.35%         6.48%       6.33%
 Capital Appreciation
 Fund/VA................   684,426  55.03  37,664     1.35%         0.65%    (13.76)%
 Aggressive Growth
 Fund/VA................ 1,046,981  43.88  45,942     1.35%         1.04%    (32.20)%
 High Income Fund/VA....   682,884  30.71  20,971     1.35%        10.69%       0.59%
 Multiple Strategies
 Fund/VA................   609,630  32.74  19,959     1.35%         3.82%       0.83%
Variable Insurance
Products Fund:
 Equity-Income
 Portfolio.............. 2,514,863  43.63 109,723     1.35%         1.75%     (6.24)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                     Net Assets
                                   --------------- Expenses as a
                                    Unit           % of Average   Investment   Total
Type I:                    Units   Value    000s    Net Assets   Income Ratio Return
-------                  --------- ------ -------- ------------- ------------ -------
 Growth Portfolio....... 1,923,051 $52.86 $101,652     1.35%         0.09%    (18.77)%
 Overseas Portfolio..... 1,258,600  20.72   26,078     1.35%         5.60%    (22.24)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio............. 6,746,394  27.58  186,066     1.35%         4.61%     (5.39)%
 Contrafund Portfolio... 1,463,180  25.87   37,852     1.35%         0.85%    (13.43)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............   346,968  14.71    5,104     1.35%         1.34%     (9.98)%
 Growth Opportunities
  Portfolio.............   220,327  10.83    2,386     1.35%         0.44%    (15.58)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................   294,487  17.01    5,009     1.35%         1.37%     (5.51)%
 High Income Bond Fund
  II....................   214,386  13.98    2,997     1.35%         9.75%       0.01%
 Utility Fund II........   202,066  14.67    2,964     1.35%         3.45%    (14.89)%
Alger American Fund:
 Small Capitalization
  Portfolio.............   642,188   8.64    5,549     1.35%         0.05%    (30.47)%
 LargeCap Growth
  Portfolio.............   723,585  19.07   13,799     1.35%         0.24%    (13.01)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............   193,697  17.08    3,308     1.35%         0.00%    (29.25)%
 PBHG Growth II
  Portfolio.............   274,022  10.83    2,968     1.35%         0.00%    (41.28)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 1,019,009  24.16   24,619     1.35%         0.00%    (40.27)%
 Growth Portfolio....... 2,307,263  22.97   52,998     1.35%         0.02%    (25.75)%
 Worldwide Growth
  Portfolio............. 2,399,672  30.58   73,382     1.35%         0.23%    (23.49)%
 Balanced Portfolio..... 1,775,829  22.31   39,619     1.35%         1.29%     (5.95)%
 Flexible Income
  Portfolio.............   395,265  15.17    5,996     1.35%         3.03%       6.28%
 International Growth
  Portfolio.............   594,436  18.02   10,712     1.35%         0.34%    (24.27)%
 Capital Appreciation
  Portfolio.............   575,386  20.25   11,652     1.35%         0.40%    (22.73)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   200,905   9.42    1,893     1.35%         0.00%    (17.88)%
 Global Technology
  Portfolio.............   150,593   4.22      636     1.35%         0.00%    (38.17)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................    77,071   7.80      601     1.35%         0.50%    (10.56)%
 Mid Cap Value Fund.....   603,789  12.04    7,270     1.35%         1.11%      10.54%
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....    71,246  11.39      811     1.35%         5.18%       5.47%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------------
                                        Net Assets     Expenses as a
                                    ------------------ % of Average   Investment
Type I:                    Units    Unit Value  000s    Net Assets   Income Ratio Total Return
-------                  ---------- ---------- ------- ------------- ------------ ------------
 Investors Fund.........    304,116   $14.47   $ 4,401     1.35%         0.84%       (5.44)%
 Total Return Fund......     30,465    11.12       339     1.35%         2.66%       (2.14)%
Type II:
--------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund.....  8,557,014    44.94   384,552     1.40%         1.00%      (13.50)%
 Money Market Fund...... 17,320,111    16.64   288,207     1.40%         3.80%         2.51%
 Total Return Fund......  2,104,312    36.10    75,966     1.40%         2.60%       (4.26)%
 International Equity
  Fund..................    919,209    12.49    11,481     1.40%         0.91%      (21.97)%
 Real Estate Securities
  Fund..................  2,007,545    21.11    42,379     1.40%         4.06%        10.27%
 Global Income Fund.....    300,934     9.91     2,982     1.40%         0.00%       (3.06)%
 Mid-Cap Value Equity
  Fund..................  4,353,777    16.87    73,448     1.40%         0.86%       (1.09)%
 Income Fund............  4,478,530    11.98    53,653     1.40%         5.68%         5.92%
 U.S. Equity Fund.......  3,262,755    11.12    36,282     1.40%         0.77%       (9.76)%
 Premier Growth Equity
  Fund..................  2,201,591     9.83    21,642     1.40%         0.11%      (10.42)%
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........  3,460,570    23.22    80,354     1.40%         6.48%         6.27%
 Capital Appreciation
  Fund/VA...............  3,602,443    53.17   191,542     1.40%         0.65%      (13.81)%
 Aggressive Growth
  Fund/VA...............  2,697,267    42.40   114,364     1.40%         1.04%      (32.24)%
 High Income Fund/VA....  2,829,310    29.67    83,946     1.40%        10.69%         0.54%
 Multiple Strategies
  Fund/VA...............  1,710,953    31.63    54,117     1.40%         3.82%         0.78%
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio.............  9,234,283    42.16   389,317     1.40%         1.75%       (6.29)%
 Growth Portfolio.......  4,744,104    51.08   242,329     1.40%         0.09%      (18.81)%
 Overseas Portfolio.....  1,347,035    20.02    26,968     1.40%         5.60%      (22.28)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio.............  2,740,751    26.75    73,315     1.40%         4.61%       (5.44)%
 Contrafund Portfolio... 10,463,953    25.42   265,994     1.40%         0.85%      (13.48)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  5,388,110    14.54    78,343     1.40%         1.34%      (10.03)%
 Growth Opportunities
  Portfolio.............  3,701,867    10.70    39,610     1.40%         0.44%      (15.63)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  4,307,323    16.77    72,234     1.40%         1.37%       (5.56)%
 High Income Bond Fund
  II....................  2,986,440    13.74    41,034     1.40%         9.75%       (0.04)%
 Utility Fund II........  2,347,057    14.41    33,821     1.40%         3.45%      (14.93)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                      Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------------------
                                         Net Assets      Expenses as a
                                     ------------------- % of Average   Investment
Type II:                    Units    Unit Value   000s    Net Assets   Income Ratio Total Return
--------                 ----------- ---------- -------- ------------- ------------ ------------
Alger American Fund:
 Small Capitalization
  Portfolio.............   7,002,914   $ 8.50   $ 59,525     1.40%         0.05%       (30.51)%
 LargeCap Growth
  Portfolio.............   9,078,703    18.77    170,407     1.40%         0.24%       (13.06)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............   2,370,270    16.88     40,010     1.40%         0.00%       (29.29)%
 PBHG Growth II
  Portfolio.............   2,517,899    10.71     26,967     1.40%         0.00%       (41.31)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio.............   5,965,824    23.67    141,211     1.40%         0.00%       (40.30)%
 Growth Portfolio.......  12,018,045    22.50    270,406     1.40%         0.02%       (25.79)%
 Worldwide Growth
  Portfolio.............  13,140,429    29.95    393,556     1.40%         0.23%       (23.53)%
 Balanced Portfolio.....  15,654,099    21.96    343,764     1.40%         1.29%        (6.01)%
 Flexible Income
  Portfolio.............   3,772,527    14.93     56,324     1.40%         3.03%         6.22%
 International Growth
  Portfolio.............   5,720,325    17.77    101,650     1.40%         0.34%       (24.32)%
 Capital Appreciation
  Portfolio.............   7,276,570    20.02    145,677     1.40%         0.40%       (22.78)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   1,018,589     9.38      9,554     1.40%         0.00%       (17.93)%
 Global Technology
  Portfolio.............   1,801,374     4.21      7,584     1.40%         0.00%       (38.20)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................   1,149,638     7.73      8,887     1.40%         0.50%       (10.61)%
 Mid Cap Value Fund.....   5,607,364    11.93     66,896     1.40%         1.11%        10.48%
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....   1,168,074    11.30     13,199     1.40%         5.18%         5.42%
 Investors Fund.........   1,905,832    14.35     27,349     1.40%         0.84%        (5.50)%
 Total Return Fund......     598,880    11.03      6,606     1.40%         2.66%        (2.19)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                         -------------------------------------------------------------
                                      Net Assets
                                    --------------- Expenses as a
                                     Unit           % of Average   Investment   Total
Type III:                  Units    Value    000s    Net Assets   Income Ratio Return
---------                ---------- ------ -------- ------------- ------------ -------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 17,208,862 $ 8.92 $153,503     1.55%         1.00%    (13.63)%
 Money Market Fund...... 22,228,201  11.04  245,399     1.55%         3.80%       2.35%
 Total Return Fund......  3,102,244  10.81   33,535     1.55%         2.60%     (4.40)%
 International Equity
  Fund..................    707,187   8.27    5,848     1.55%         0.91%    (22.09)%
 Real Estate Securities
  Fund..................  1,162,740  14.33   16,662     1.55%         4.06%      10.10%
 Mid-Cap Value Equity
  Fund..................  4,911,126  11.77   57,804     1.55%         0.86%     (1.24)%
 Income Fund............  2,019,964  11.20   22,624     1.55%         5.68%       5.76%
 U.S. Equity Fund.......  3,528,046  10.19   35,951     1.55%         0.77%     (9.90)%
 Premier Growth Equity
  Fund..................  4,926,747   9.79   48,233     1.55%         0.11%    (10.55)%
 Value Equity Fund......    375,400   9.18    3,446     1.55%         1.09%    (10.17)%
 Small-Cap Value Equity
  Fund..................    764,830  12.06    9,224     1.55%         0.81%       8.26%
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........  2,996,459  10.72   32,122     1.55%         6.48%       6.11%
 Capital Appreciation
  Fund/VA...............  5,813,569  11.19   65,054     1.55%         0.65%    (13.94)%
 Aggressive Growth
  Fund/VA...............  3,160,573  10.16   32,111     1.55%         1.04%    (32.34)%
 High Income Fund/VA....  1,565,613   9.61   15,046     1.55%        10.69%       0.38%
 Multiple Strategies
  Fund/VA...............  1,253,764  11.55   14,481     1.55%         3.82%       0.63%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............    797,433   9.21    7,344     1.55%         0.15%    (13.54)%
 Main Street Growth &
  Income Fund/VA........    684,833   8.85    6,061     1.55%         0.17%    (11.67)%
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio.............  6,973,887  10.64   74,202     1.55%         1.75%     (6.43)%
 Growth Portfolio....... 12,207,225   9.04  110,353     1.55%         0.09%    (18.93)%
 Overseas Portfolio.....  1,013,208   8.53    8,643     1.55%         5.60%    (22.40)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio.............  1,657,965   9.65   15,999     1.55%         4.61%     (5.58)%
 Contrafund Portfolio...  9,684,799   9.33   90,359     1.55%         0.85%    (13.61)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  4,216,916   9.11   38,416     1.55%         1.34%    (10.17)%
 Growth Opportunities
  Portfolio.............  2,034,188   7.12   14,483     1.55%         0.44%    (15.75)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............  1,400,128   9.80   13,721     1.55%         0.22%     (6.70)%
 Growth Portfolio.......  1,258,983   7.97   10,034     1.55%         0.02%    (19.15)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                         -------------------------------------------------------------
                                      Net Assets
                                    --------------- Expenses as a
                                     Unit           % of Average   Investment   Total
Type III:                  Units    Value    000s    Net Assets   Income Ratio Return
---------                ---------- ------ -------- ------------- ------------ -------
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...  1,052,251 $ 8.87 $  9,333     1.55%         0.22%    (13.83)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............    500,280   8.98    4,493     1.55%         0.37%    (10.42)%
 Mid Cap Portfolio......    923,291  10.26    9,473     1.55%         0.00%     (5.02)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  2,224,709   9.98   22,203     1.55%         1.37%     (5.70)%
 High Income Bond Fund
  II....................  1,497,811   8.85   13,256     1.55%         9.75%     (0.20)%
 Utility Fund II........    988,491   7.95    7,859     1.55%         3.45%    (15.06)%
 International Small
  Company Fund II.......     60,091   6.97      419     1.55%         0.00%    (31.10)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................    309,175   9.96    3,079     1.55%         3.47%     (0.20)%
Alger American Fund:
 Small Capitalization
  Portfolio.............  3,603,281   7.03   25,331     1.55%         0.05%    (30.61)%
 LargeCap Growth
  Portfolio.............  9,699,706   9.11   88,364     1.55%         0.24%    (13.19)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio.............  9,149,067   8.38   76,669     1.55%         0.00%    (40.40)%
 Growth Portfolio....... 15,640,723   8.39  131,226     1.55%         0.02%    (25.91)%
 Worldwide Growth
  Portfolio............. 11,168,696   9.69  108,225     1.55%         0.23%    (23.64)%
 Balanced Portfolio..... 14,470,083  10.78  155,987     1.55%         1.29%     (6.15)%
 Flexible Income
  Portfolio.............  2,013,676  11.06   22,271     1.55%         3.03%       6.06%
 International Growth
  Portfolio.............  4,093,422  10.70   43,800     1.55%         0.34%    (24.43)%
 Capital Appreciation
  Portfolio............. 12,492,110   9.36  116,926     1.55%         0.40%    (22.89)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............  1,091,617   9.36   10,218     1.55%         0.00%    (18.05)%
 Global Technology
  Portfolio.............  2,037,391   4.20    8,557     1.55%         0.00%    (38.29)%
 Aggressive Growth
  Portfolio.............    595,649   5.88    3,502     1.55%         0.00%    (40.53)%
 Growth Portfolio.......    839,635   7.20    6,045     1.55%         0.00%    (26.07)%
 Capital Appreciation
  Portfolio.............    543,083   7.79    4,231     1.55%         0.28%    (23.05)%
 Worldwide Growth
  Portfolio.............    793,669   7.58    6,016     1.55%         0.11%    (23.82)%
 International Growth
  Portfolio.............    484,214   7.54    3,651     1.55%         0.31%    (24.62)%
 Balanced Portfolio.....  1,718,954   9.57   16,450     1.55%         1.59%     (6.38)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................    831,759   8.74    7,270     1.55%         0.50%    (10.75)%
 Mid Cap Value Fund.....  4,778,066  14.26   68,135     1.55%         1.11%      10.31%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                     Year or lesser period ended December 31, 2001
                          --------------------------------------------------------------------
                                        Net Assets     Expenses as a
                                    ------------------ % of Average   Investment
Type III:                   Units   Unit Value  000s    Net Assets   Income Ratio Total Return
---------                 --------- ---------- ------- ------------- ------------ ------------
Salomon Brothers
 Variable Series Funds,
 Inc.:
 Strategic Bond Fund....  1,091,102   $11.01   $12,013     1.55%         5.18%         5.26%
 Investors Fund.........  2,548,515    11.76    29,971     1.55%         0.84%       (5.64)%
 Total Return Fund......    780,272    10.29     8,029     1.55%         2.66%       (2.34)%
AIM Variable Insurance
 Series Funds:
 AIM V.I. Capital
  Appreciation Fund.....    711,998     7.57     5,390     1.55%         0.00%      (24.48)%
 AIM V.I. Growth Fund...    256,780     6.58     1,690     1.55%         0.35%      (34.92)%
 AIM V.I. Value Fund....  1,239,767     8.70    10,786     1.55%         0.23%      (13.92)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........    546,216     7.37     4,026     1.55%         0.05%      (26.00)%
 MFS Investors Trust
  Series................    414,666     8.37     3,471     1.55%         0.18%      (17.41)%
 MFS New Discovery
  Series................    422,279     9.90     4,181     1.55%         0.00%       (6.73)%
 MFS Utility Series.....    527,906     7.77     4,102     1.55%         1.56%      (25.62)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....     97,103    10.09       980     1.55%         1.74%         1.71%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.............     51,180     7.55       386     1.55%         0.08%      (23.78)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............    143,308    10.87     1,558     1.55%         3.00%         5.92%
 Long-Term U.S.
  Government Bond
  Portfolio.............    783,091    10.82     8,473     1.55%         4.04%         4.21%
 High Yield Bond
  Portfolio.............    561,545    10.19     5,722     1.55%         6.66%         0.76%
 Total Return Bond
  Portfolio.............  1,441,065    10.89    15,693     1.55%         3.84%         6.69%
Rydex Variable Trust:
 OTC Fund...............    236,367     5.58     1,319     1.55%         0.00%      (36.19)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  2,101,249    10.51    22,084     1.55%         0.36%       (1.41)%
 Premier Growth
  Portfolio.............    970,931     8.04     7,806     1.55%         0.00%      (18.69)%
 Quasar Portfolio.......    158,564     9.04     1,433     1.55%         0.00%      (14.22)%
Prudential Series Fund,
 Inc.:
 SP Prudential U.S.
  Emerging Growth
  Portfolio.............      9,251     8.86        82     1.55%         0.00%       (9.67)%
 SP Jennison
  International Growth
  Portfolio.............      2,313     7.43        17     1.55%         0.00%      (38.62)%
 Prudential Jennison
  Portfolio.............      4,587     8.78        40     1.55%         0.00%      (22.65)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                    Net Assets
                                   ------------- Expenses as a
                                   Unit          % of Average   Investment
Type IV:                   Units   Value  000s    Net Assets   Income Ratio Total Return
--------                 --------- ----- ------- ------------- ------------ ------------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 2,084,126 $8.32 $17,340     1.60%         1.00%      (13.68)%
 Money Market Fund...... 4,564,152 10.94  49,932     1.60%         3.80%         2.30%
 Total Return Fund......   372,552 10.36   3,860     1.60%         2.60%       (4.45)%
 International Equity
  Fund..................   121,898  8.11     989     1.60%         0.91%      (22.13)%
 Real Estate Securities
  Fund..................    93,831 13.10   1,229     1.60%         4.06%        10.04%
 Mid-Cap Value Equity
  Fund..................   532,256 10.22   5,440     1.60%         0.86%       (1.29)%
 Income Fund............   257,747 11.27   2,905     1.60%         5.68%         5.70%
 U.S. Equity Fund.......   313,046  9.29   2,908     1.60%         0.77%       (9.94)%
 Premier Growth Equity
  Fund..................   419,925  9.78   4,107     1.60%         0.11%      (10.60)%
 Value Equity Fund......   118,284  9.17   1,085     1.60%         1.09%      (10.22)%
 Small-Cap Value Equity
  Fund..................   108,992 12.05   1,313     1.60%         0.81%         8.20%
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........   290,069 10.78   3,127     1.60%         6.48%         6.06%
 Capital Appreciation
  Fund/VA...............   735,051 10.78   7,924     1.60%         0.65%      (13.98)%
 Aggressive Growth
  Fund/VA...............   337,019  9.50   3,202     1.60%         1.04%      (32.37)%
 High Income Fund/VA....   178,281  9.28   1,654     1.60%        10.69%         0.33%
 Multiple Strategies
  Fund/VA...............   190,985 10.77   2,057     1.60%         3.82%         0.58%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............    86,595  9.20     797     1.60%         0.15%      (13.59)%
 Main Street Growth &
  Income Fund/VA........   140,805  8.84   1,245     1.60%         0.17%      (11.72)%
Variable Insurance
 Products Fund:
 Equity-Income
  Portfolio.............   917,825  9.30   8,536     1.60%         1.75%       (6.48)%
 Growth Portfolio....... 1,048,860  8.76   9,188     1.60%         0.09%      (18.97)%
 Overseas Portfolio.....   179,907  8.07   1,452     1.60%         5.60%      (22.43)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio.............   220,652  9.43   2,081     1.60%         4.61%       (5.63)%
 Contrafund Portfolio... 1,229,421  8.96  11,016     1.60%         0.85%      (13.65)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............   607,616  8.54   5,189     1.60%         1.34%      (10.21)%
 Growth Opportunities
  Portfolio.............   268,664  6.79   1,824     1.60%         0.44%      (15.80)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............   124,443  9.79   1,218     1.60%         0.22%       (6.75)%
 Growth Portfolio.......   272,129  7.97   2,169     1.60%         0.02%      (19.19)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                    Net Assets
                                   ------------- Expenses as a
                                    Unit         % of Average   Investment
Type IV:                   Units   Value   000s   Net Assets   Income Ratio Total Return
--------                 --------- ------ ------ ------------- ------------ ------------
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...   215,181 $ 8.87 $1,909     1.60%         0.22%      (13.88)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   103,917   8.97    932     1.60%         0.37%      (10.47)%
 Mid Cap Portfolio......    82,604  10.26    848     1.60%         0.00%       (5.06)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................   397,695   8.94  3,555     1.60%         1.37%       (5.75)%
 High Income Bond Fund
  II....................   197,752   8.59  1,699     1.60%         9.75%       (0.25)%
 Utility Fund II........   129,702   7.59    984     1.60%         3.45%      (15.11)%
 International Small
  Company Fund II.......    16,924   6.96    118     1.60%         0.00%      (31.14)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................    45,977   9.96    458     1.60%         3.47%       (0.25)%
Alger American Fund:
 Small Capitalization
  Portfolio.............   528,445   6.81  3,599     1.60%         0.05%      (30.65)%
 LargeCap Growth
  Portfolio............. 1,392,133   8.64 12,028     1.60%         0.24%      (13.23)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 1,217,251   7.22  8,789     1.60%         0.00%      (40.43)%
 Growth Portfolio....... 1,819,775   7.96 14,485     1.60%         0.02%      (25.95)%
 Worldwide Growth
  Portfolio............. 1,487,500   9.48 14,101     1.60%         0.23%      (23.68)%
 Balanced Portfolio..... 1,591,602  10.21 16,250     1.60%         1.29%       (6.20)%
 Flexible Income
  Portfolio.............   200,610  10.98  2,203     1.60%         3.03%         6.01%
 International Growth
  Portfolio.............   784,857  10.60  8,319     1.60%         0.34%      (24.47)%
 Capital Appreciation
  Portfolio............. 1,245,067   8.20 10,210     1.60%         0.40%      (22.93)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   154,798   9.35  1,447     1.60%         0.00%      (18.09)%
 Global Technology
  Portfolio.............   275,684   4.19  1,155     1.60%         0.00%      (38.33)%
 Aggressive Growth
  Portfolio.............    46,629   5.88    274     1.60%         0.00%      (40.56)%
 Growth Portfolio.......   121,973   7.19    877     1.60%         0.00%      (26.11)%
 Capital Appreciation
  Portfolio.............    96,923   7.79    755     1.60%         0.28%      (23.09)%
 Worldwide Growth
  Portfolio.............   227,777   7.58  1,727     1.60%         0.11%      (23.86)%
 International Growth
  Portfolio.............    48,624   7.53    366     1.60%         0.31%      (24.66)%
 Balanced Portfolio.....   236,619   9.57  2,264     1.60%         1.59%       (6.43)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................   173,565   7.97  1,383     1.60%         0.50%      (10.79)%
 Mid Cap Value Fund.....   436,048  12.64  5,512     1.60%         1.11%        10.25%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                               Year or lesser period ended December 31, 2001
                          --------------------------------------------------------
                                                Expenses
                                                 as a %
                                   Net Assets      of
                                  ------------- Average
                                   Unit           Net     Investment
Type IV:                   Units  Value   000s   Assets  Income Ratio Total Return
--------                  ------- ------ ------ -------- ------------ ------------
Salomon Brothers
 Variable Series Funds,
 Inc.:
 Strategic Bond Fund....  118,221 $10.90 $1,289   1.60%      5.18%         5.20%
 Investors Fund.........  239,512  10.65  2,551   1.60%      0.84%       (5.69)%
 Total Return Fund......   49,020   9.94    487   1.60%      2.66%       (2.39)%
AIM Variable Insurance
 Series Funds:
 AIM V.I. Capital
  Appreciation Fund.....   80,573   7.56    609   1.60%      0.00%      (24.51)%
 AIM V.I. Growth Fund...   29,164   6.57    192   1.60%      0.35%      (34.95)%
 AIM V.I. Value Fund....  165,666   8.70  1,441   1.60%      0.23%      (13.97)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........   84,171   7.36    619   1.60%      0.05%      (26.04)%
 MFS Investors Trust
  Series................   61,876   8.36    517   1.60%      0.18%      (17.45)%
 MFS New Discovery
  Series................   67,674   9.90    670   1.60%      0.00%       (6.78)%
 MFS Utility Series.....   41,040   7.76    318   1.60%      1.56%      (25.66)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....   64,379  10.09    650   1.60%      1.74%         1.66%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........   21,440   7.55    162   1.60%      0.08%      (23.82)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............   23,078  10.86    251   1.60%      3.00%         5.87%
 Long-Term U.S.
  Government Bond
  Portfolio.............  132,087  10.81  1,428   1.60%      4.04%         4.16%
 High Yield Bond
  Portfolio.............   67,250  10.18    685   1.60%      6.66%         0.71%
 Total Return Bond
  Portfolio.............  397,634  10.88  4,326   1.60%      3.84%         6.63%
Rydex Variable Trust:
 OTC Fund...............   18,702   5.58    104   1.60%      0.00%      (36.22)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  340,210  10.50  3,572   1.60%      0.36%       (1.46)%
 Premier Growth
  Portfolio.............   68,468   8.03    550   1.60%      0.00%      (18.73)%
 Quasar Portfolio.......    2,245   9.03     20   1.60%      0.00%      (14.26)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                         --------------------------------------------------------------
                                      Net Assets
                                   ----------------- Expenses as a
                                                     % of Average   Investment   Total
Type V:                    Units   Unit Value  000s   Net Assets   Income Ratio Return
-------                  --------- ---------- ------ ------------- ------------ -------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund.....     6,754   $ 8.00   $   54     0.75%         1.00%    (12.93)%
 Money Market Fund...... 1,890,168     1.06    2,004     0.75%         3.80%       3.19%
 Real Estate Securities
  Fund..................     3,236    11.79       38     0.75%         4.06%      10.99%
 Mid-Cap Value Equity
  Fund..................     2,066    11.02       23     0.75%         0.86%     (0.43)%
 Income Fund............     3,905    11.26       44     0.75%         5.68%       6.62%
 U.S. Equity Fund.......     4,772     9.04       43     0.75%         0.77%     (9.16)%
 Premier Growth Equity
  Fund..................       207     8.75        2     0.75%         0.11%     (9.82)%
Variable Insurance
 Products Fund:
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............     6,651     8.97       60     0.75%         1.34%     (9.44)%
 Growth Opportunities
  Portfolio.............       194     7.54        1     0.75%         0.44%    (15.07)%
 Mid Cap Portfolio......     2,055    10.60       22     0.75%         0.00%     (3.94)%
Janus Aspen Series:
 Flexible Income
  Portfolio.............       941    11.13       10     0.75%         3.03%       6.93%
 International Growth
  Portfolio.............       320     6.38        2     0.75%         0.34%    (23.81)%
 Capital Appreciation
  Portfolio.............       649     6.67        4     0.75%         0.40%    (22.26)%
 Equity Income
  Portfolio.............       287     8.27        2     0.75%         0.59%    (12.42)%
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....     1,177     6.33        7     0.75%         0.00%    (23.86)%
 AIM V.I. Aggressive
  Growth Fund...........     1,322     6.83        9     0.75%         0.00%    (26.62)%
 AIM V.I. New Technology
  Fund..................    15,314     3.49       53     0.75%         8.48%    (47.86)%
 AIM V.I. Capital
  Development Fund......       506     9.68        5     0.75%         0.00%     (8.78)%
 AIM V.I. Growth and
  Income Fund...........        39     6.97        0     0.75%         0.00%    (23.43)%
 AIM V.I. Global
  Utilities Fund........       153     6.87        1     0.75%         1.21%    (28.48)%
 AIM V.I. Government
  Securities Fund.......       822    11.05        9     0.75%         4.33%       4.87%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         -----------------------------------------------------------
                                     Net Assets
                                   -------------- Expenses as a
                                    Unit          % of Average   Investment   Total
Type VI:                   Units   Value   000s    Net Assets   Income Ratio Return
--------                 --------- ------ ------- ------------- ------------ -------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 3,034,072 $ 7.82 $23,726     1.50%         1.00%    (13.59)%
 Money Market Fund...... 2,491,737  10.49  26,138     1.50%         3.80%       2.40%
 Mid-Cap Value Equity
  Fund..................   952,179  11.10  10,569     1.50%         0.86%     (1.19)%
 U.S. Equity Fund.......   596,270   8.87   5,289     1.50%         0.77%     (9.85)%
 Premier Growth Equity
  Fund..................   679,903   8.46   5,752     1.50%         0.11%    (10.51)%
 Value Equity Fund......   321,742   8.93   2,873     1.50%         1.09%    (10.13)%
 Small-Cap Value Equity
  Fund..................   603,771  12.31   7,432     1.50%         0.81%       8.31%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA............... 1,175,084   8.14   9,565     1.50%         0.15%    (13.50)%
 Main Street Growth &
  Income Fund/VA         1,249,865   7.98   9,974     1.50%         0.17%    (11.63)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio............. 1,247,800  10.31  12,865     1.50%         0.22%     (6.66)%
 Growth Portfolio....... 1,934,977   6.79  13,138     1.50%         0.02%    (19.11)%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio... 1,382,517   8.08  11,171     1.50%         0.22%    (13.79)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   566,471   8.76   4,962     1.50%         0.37%    (10.38)%
 Mid Cap Portfolio...... 1,749,762  10.18  17,813     1.50%         0.00%     (4.97)%
Federated Insurance
 Series:
 International Small
  Company Fund II.......   111,247   5.78     643     1.50%         0.00%    (31.07)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   267,415   9.19   2,458     1.50%         3.47%     (0.15)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   490,003   8.79   4,307     1.50%         0.00%    (18.01)%
 Global Technology
  Portfolio.............   972,418   4.11   3,997     1.50%         0.00%    (38.26)%
 Aggressive Growth
  Portfolio............. 1,979,779   3.96   7,840     1.50%         0.00%    (40.50)%
 Growth Portfolio....... 1,965,673   6.16  12,109     1.50%         0.00%    (26.03)%
 Capital Appreciation
  Portfolio............. 1,732,144   6.50  11,259     1.50%         0.28%    (23.01)%
 Worldwide Growth
  Portfolio............. 2,117,193   6.23  13,190     1.50%         0.11%    (23.79)%
 International Growth
  Portfolio............. 1,007,056   6.11   6,153     1.50%         0.31%    (24.59)%
 Balanced Portfolio..... 2,682,847   9.01  24,172     1.50%         1.59%     (6.34)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                          -----------------------------------------------------------
                                      Net Assets
                                    -------------- Expenses as a
                                     Unit          % of Average   Investment   Total
Type VI:                    Units   Value   000s    Net Assets   Income Ratio Return
--------                  --------- ------ ------- ------------- ------------ -------
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....  1,178,042 $ 6.17 $ 7,269     1.50%         0.00%    (24.44)%
 AIM V.I. Growth Fund...    860,251   4.90   4,215     1.50%         0.35%    (34.88)%
 AIM V.I. Value Fund....  2,168,360   7.31  15,851     1.50%         0.23%    (13.88)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........  1,370,095   6.66   9,125     1.50%         0.05%    (25.97)%
 MFS Investors Trust
  Series................    591,306   8.14   4,813     1.50%         0.18%    (17.37)%
 MFS New Discovery
  Series................    643,039   8.37   5,382     1.50%         0.00%     (6.68)%
 MFS Utility Series.....    973,433   7.61   7,408     1.50%         1.56%    (25.59)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....    150,127   7.45   1,118     1.50%         1.74%       1.76%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........    675,418   6.57   4,437     1.50%         0.08%    (23.74)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............     60,992  11.01     672     1.50%         3.00%       5.97%
 Long-Term U.S.
  Government Bond
  Portfolio.............    734,864  11.58   8,510     1.50%         4.04%       4.26%
 High Yield Bond
  Portfolio.............    455,975  10.01   4,564     1.50%         6.66%       0.81%
 Total Return Bond
  Portfolio.............  1,662,057  11.29  18,765     1.50%         3.84%       6.74%
Rydex Variable Trust:
 OTC Fund...............    985,138   3.89   3,832     1.50%         0.00%    (36.16)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  2,564,812  10.59  27,161     1.50%         0.36%     (1.36)%
 Premier Growth
  Portfolio.............  2,070,574   6.53  13,521     1.50%         0.00%    (18.65)%
 Quasar Portfolio.......    332,400   7.44   2,473     1.50%         0.00%    (14.18)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    Year or lesser period ended December 31, 2001
                         -------------------------------------------------------------------
                                      Net Assets     Expenses as a
                                   ----------------- % of Average   Investment
Type VII:                  Units   Unit Value  000s   Net Assets   Income Ratio Total Return
---------                --------- ---------- ------ ------------- ------------ ------------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 1,104,277   $ 7.79   $8,602     1.70%         1.00%      (13.77)%
 Money Market Fund......   671,871    10.46    7,028     1.70%         3.80%         2.19%
 Mid-Cap Value Equity
  Fund..................   319,791    11.06    3,537     1.70%         0.86%       (1.39)%
 U.S. Equity Fund.......   374,328     8.85    3,313     1.70%         0.77%      (10.04)%
 Premier Growth Equity
  Fund..................   203,781     8.44    1,720     1.70%         0.11%      (10.69)%
 Value Equity Fund......   172,415     8.90    1,534     1.70%         1.09%      (10.31)%
 Small-Cap Value Equity
  Fund..................   181,000    12.27    2,221     1.70%         0.81%         8.09%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............   276,877     8.12    2,248     1.70%         0.15%      (13.68)%
 Main Street Growth &
  Income Fund/VA........   473,200     7.95    3,762     1.70%         0.17%      (11.81)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio.............   570,855    10.28    5,868     1.70%         0.22%       (6.85)%
 Growth Portfolio.......   603,088     6.77    4,083     1.70%         0.02%      (19.27)%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...   476,256     8.06    3,839     1.70%         0.22%      (13.97)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............   280,032     8.74    2,447     1.70%         0.37%      (10.56)%
 Mid Cap Portfolio......   403,825    10.14    4,095     1.70%         0.00%       (5.16)%
Federated Insurance
 Series:
 International Small
  Company Fund II.......    23,627     5.76      136     1.70%         0.00%      (31.21)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   143,887     9.16    1,318     1.70%         3.47%       (0.36)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   103,526     8.76      907     1.70%         0.00%      (18.18)%
 Global Technology
  Portfolio.............   185,853     4.10      762     1.70%         0.00%      (38.39)%
 Aggressive Growth
  Portfolio.............   386,562     3.95    1,527     1.70%         0.00%      (40.63)%
 Growth Portfolio.......   521,222     6.14    3,200     1.70%         0.00%      (26.19)%
 Capital Appreciation
  Portfolio.............   362,926     6.48    2,352     1.70%         0.28%      (23.17)%
 Worldwide Growth
  Portfolio.............   629,158     6.21    3,907     1.70%         0.11%      (23.94)%
 International Growth
  Portfolio.............   264,963     6.09    1,614     1.70%         0.31%      (24.74)%
 Balanced Portfolio.....   972,626     8.98    8,734     1.70%         1.59%       (6.53)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2001

                                    Year or lesser period ended December 31, 2001
                          -----------------------------------------------------------------
                                     Net Assets     Expenses as a
                                  ----------------- % of Average   Investment
Type VII:                  Units  Unit Value  000s   Net Assets   Income Ratio Total Return
---------                 ------- ---------- ------ ------------- ------------ ------------
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....  409,321   $ 6.15   $2,517     1.70%         0.00%      (24.59)%
 AIM V.I. Growth Fund...  351,148     4.88    1,714     1.70%         0.35%      (35.02)%
 AIM V.I. Value Fund....  818,340     7.29    5,966     1.70%         0.23%      (14.06)%
MFS Variable Insurance
 Trust:
 MFS Investors Growth
  Stock Series..........  331,541     6.64    2,201     1.70%         0.05%      (26.12)%
 MFS Investors Trust
  Series................  241,953     8.11    1,962     1.70%         0.18%      (17.54)%
 MFS New Discovery
  Series................  155,938     8.35    1,302     1.70%         0.00%       (6.88)%
 MFS Utility Series.....  303,903     7.59    2,307     1.70%         1.56%      (25.74)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....   63,965     7.43      475     1.70%         1.74%         1.55%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........  127,492     6.55      835     1.70%         0.08%      (23.90)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............   16,136    10.98      177     1.70%         3.00%         5.76%
 Long-Term U.S.
  Government Bond
  Portfolio.............  386,285    11.55    4,462     1.70%         4.04%         4.05%
 High Yield Bond
  Portfolio.............  207,597     9.98    2,072     1.70%         6.66%         0.60%
 Total Return Bond
  Portfolio.............  810,937    11.26    9,131     1.70%         3.84%         6.52%
Rydex Variable Trust:
 OTC Fund...............  239,875     3.88      931     1.70%         0.00%      (36.29)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Growth and Income
  Portfolio.............  825,837    10.56    8,721     1.70%         0.36%       (1.56)%
 Premier Growth
  Portfolio.............  813,964     6.51    5,299     1.70%         0.00%      (18.81)%
 Quasar Portfolio.......   62,503     7.42      464     1.70%         0.00%      (14.35)%

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                              Financial Statements

                          Year ended December 31, 2001

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Financial Statements:

  Consolidated Balance Sheets.............................................. F-2

  Consolidated Statements of Income........................................ F-3

  Consolidated Statements of Shareholders' Interest........................ F-4

  Consolidated Statements of Cash Flows.................................... F-6

  Notes to the Consolidated Financial Statements........................... F-7

                         Independent Auditors' Report

   The Board of Directors
   GE Life and Annuity Assurance Company:

     We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in notes 1 and 11 to the consolidated financial statements, the Company changed its method of accounting for derivatives in 2001.

     As discussed in notes 1 and 9 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


                                                                   /s/ KPMG LLP
   Richmond, Virginia
   January 15, 2002

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2001       2000
                                                          ---------  ---------
Assets
Investments:
  Fixed maturities available-for-sale, at fair value..... $10,539.6  $ 9,260.5
  Equity securities available-for-sale, at fair value:
    Common stocks........................................      20.6       15.3
    Preferred stocks, non-redeemable.....................      17.2       20.8
  Investment in affiliate................................       2.6        2.6
  Mortgage loans, net of valuation allowance of $18.2 and
   $14.3 at December 31, 2001 and 2000, respectively.....     938.8    1,130.0
  Policy loans...........................................     109.4       89.0
  Real estate owned......................................       3.5        2.5
  Other invested assets..................................     147.4      134.7
                                                          ---------  ---------
    Total investments....................................  11,779.1   10,655.4
                                                          ---------  ---------
  Cash and cash equivalents..............................       --        71.4
  Accrued investment income..............................     208.4      215.9
  Deferred acquisition costs.............................     853.8      715.7
  Intangible assets......................................     352.9      400.4
  Reinsurance recoverable................................     151.1       90.6
  Other assets...........................................     117.0       69.9
  Separate account assets................................   8,994.3   10,393.2
                                                          ---------  ---------
    Total assets......................................... $22,456.6  $22,612.5
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
  Future annuity and contract benefits................... $10,975.3  $ 9,934.3
  Liability for policy and contract claims...............     189.0      140.4
  Other policyholder liabilities.........................      91.4      164.0
  Accounts payable and accrued expenses..................     548.9      473.9
  Deferred income tax liability..........................      75.5       32.0
  Separate account liabilities...........................   8,994.3   10,393.2
                                                          ---------  ---------
    Total liabilities....................................  20,874.4   21,137.8
                                                          ---------  ---------
Shareholders' interest:
  Net unrealized investment losses.......................     (17.4)     (18.7)
  Derivatives qualifying as hedges.......................      (8.1)       --
                                                          ---------  ---------
  Accumulated non-owner changes in equity................     (25.5)     (18.7)
  Preferred stock, Series A ($1,000 par value, $1,000
   redemption and liquidation value, 200,000 shares
   authorized, 120,000 shares issued and outstanding)....     120.0      120.0
  Common stock ($1,000 par value, 50,000 authorized,
   25,651 shares issued and outstanding).................      25.6       25.6
  Additional paid-in capital.............................   1,050.7    1,050.7
  Retained earnings......................................     411.4      297.1
                                                          ---------  ---------
    Total shareholders' interest.........................   1,582.2    1,474.7
                                                          ---------  ---------
    Total liabilities and shareholders' interest......... $22,456.6  $22,612.5
                                                          =========  =========

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                   Years Ended December 31,
                                                  ----------------------------
                                                    2001      2000      1999
                                                  --------  --------  --------
Revenues:
  Net investment income.......................... $  698.9  $  708.9  $  638.2
  Net realized investment gains..................     29.1       4.3      12.0
  Premiums.......................................    108.4     116.3     123.9
  Cost of insurance..............................    126.1     126.0     129.0
  Variable product fees..........................    131.1     148.7      90.2
  Other income...................................     40.8      49.2      24.6
                                                  --------  --------  --------
    Total revenues...............................  1,134.4   1,153.4   1,017.9
                                                  --------  --------  --------
Benefits and expenses:
  Interest credited..............................    533.8     532.6     440.8
  Benefits and other changes in policy reserves..    182.3     223.6     214.7
  Commissions....................................    162.7     229.3     192.1
  General expenses...............................    129.0     124.8     124.7
  Amortization of intangibles, net...............     50.0      43.7      58.3
  Change in deferred acquisition costs, net......   (125.3)   (237.7)   (179.1)
  Interest expense...............................      2.2       1.1       1.9
                                                  --------  --------  --------
    Total benefits and expenses..................    934.7     917.4     853.4
                                                  --------  --------  --------
    Income before income taxes and cumulative
     effect of change in accounting principle....    199.7     236.0     164.5
Provision for income taxes.......................     70.1      72.9      56.6
                                                  --------  --------  --------
  Income before cumulative effect of change in
   accounting principle..........................    129.6     163.1     107.9
                                                  --------  --------  --------
Cumulative effect of change in accounting
 principle, net of tax...........................     (5.7)      --        5.0
                                                  --------  --------  --------
  Net income..................................... $  123.9  $  163.1  $  112.9
                                                  ========  ========  ========


          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                                 Common Stock
                                     Preferred                     Declared
                                       Stock      Common Stock  but not Issued
                                   -------------- ------------- ---------------
                                   Shares  Amount Shares Amount Shares   Amount
                                   ------- ------ ------ ------ -------  ------
Balances at December 31, 1998....  120,000 $120.0  7,010 $ 7.0   18,641  $ 18.6
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized losses on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
Common stock issued..............      --     --  18,641  18.6  (18,641)  (18.6)
Adjustment to reflect purchase
 method..........................      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 1999....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2000....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........      --     --     --    --       --      --
 Derivatives qualifying as
  hedges.........................      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2001....  120,000 $120.0 25,651 $25.6      --   $  --
                                   ======= ====== ====== =====  =======  ======

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                              Accumulated
                                   Additional  Non-owner               Total
                                    Paid-In   Changes in  Retained Shareholders'
                                    Capital     Equity    Earnings   Interest
                                   ---------- ----------- -------- -------------
Balances at December 31, 1998....   $1,050.1    $  57.8    $ 40.3    $1,293.8
Changes other than transactions
 with shareholders:
 Net income......................        --         --      112.9       112.9
 Net unrealized losses on
  investment securities (a)......        --      (192.0)      --       (192.0)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       (79.1)
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
Common stock issued..............        --         --        --            -
Adjustment to reflect purchase
 method..........................        0.6        --        --          0.6
                                    --------    -------    ------    --------
Balances at December 31, 1999....    1,050.7     (134.2)    143.6     1,205.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      163.1       163.1
 Net unrealized gains on
  investment securities (a)......        --       115.5       --        115.5
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       278.6
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2000....    1,050.7      (18.7)    297.1     1,474.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      123.9       123.9
 Net unrealized gains on
  investment securities (a)......        --         1.3       --          1.3
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........        --        (7.8)      --         (7.8)
 Derivatives qualifying as
  hedges.........................        --        (0.3)      --         (0.3)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       117.1
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2001....   $1,050.7    $ (25.5)   $411.4    $1,582.2
                                    ========    =======    ======    ========

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2001       2000       1999
                                               ---------  ---------  ---------
Cash flows from operating activities:
Net income.................................... $   123.9  $   163.1  $   112.9
                                               ---------  ---------  ---------
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Cumulative effect of change in accounting
   principle, net of tax......................       5.7        --        (5.0)
  Cost of insurance and surrender fees........    (155.9)    (149.3)    (169.5)
  Decrease in future policy benefits..........     589.9      688.9      565.5
  Net realized investment gains...............     (29.1)      (4.3)     (12.0)
  Amortization of investment premiums and
   discounts..................................       6.8       (3.4)      (1.3)
  Amortization of intangibles.................      50.0       43.7       58.3
  Deferred income tax expense.................      51.1       94.5       25.0
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................       7.5      (25.7)     (48.6)
    Deferred acquisition costs................    (125.3)    (237.7)    (179.1)
    Other assets, net.........................     (45.0)     188.2     (195.1)
   Increase (decrease) in:
    Policy and contract claims................      39.7       25.5      (43.4)
    Other policyholder liabilities............     (71.5)      26.8       20.0
    Accounts payable and accrued expenses.....      72.4      276.2       73.8
                                               ---------  ---------  ---------
      Total adjustments.......................     396.3      923.4       88.6
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................     520.2    1,086.5      201.5
                                               ---------  ---------  ---------
Cash flows from investing activities:
  Short-term investment activity, net.........     (22.9)     (17.6)       --
  Proceeds from sales and maturities of
   investment securities and other invested
   assets.....................................   3,904.1    1,997.0    1,702.2
  Principal collected on mortgage and policy
   loans......................................     332.6      102.1      103.3
  Proceeds collected from policy loan
   securitization.............................       --         --       145.1
  Purchases of investment securities and other
   invested assets............................  (5,182.8)  (3,047.2)  (3,037.4)
  Mortgage loan originations and increase in
   policy loans...............................    (167.9)    (437.4)    (170.4)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,136.9)  (1,403.1)  (1,257.2)
                                               ---------  ---------  ---------
Cash flows from financing activities:
  Proceeds from issue of investment
   contracts..................................   4,120.9    5,274.4    4,717.6
  Redemption and benefit payments on
   investment contracts.......................  (3,566.0)  (4,946.8)  (3,593.4)
  Cash dividends to shareholders..............      (9.6)      (9.6)      (9.6)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     545.3      318.0    1,114.6
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................     (71.4)       1.4       58.9
Cash and cash equivalents at beginning of
 year.........................................      71.4       70.0       11.1
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $     --   $    71.4  $    70.0
                                               =========  =========  =========

          See accompanying Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements
                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"), which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. ("GE Capital Services"), which in turn is wholly-owned, directly or indirectly, by General Electric Company.

 (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

 (c) Products

   The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

   Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company's principal product lines under the Wealth Accumulation and Transfer segment are annuities (deferred and immediate; either fixed or variable), life insurance (universal, variable, ordinary and group) and guaranteed investment contracts ("GICs") including funding agreements.

   Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. The Company's principal product line under the Lifestyle Protection and Enhancement segment is accident and health insurance.

   The Company distributes its products through two primary channels: intermediaries (such as brokerage general agents, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers and specialized brokers) and career or dedicated sales forces, who distribute certain of the Company's products on an exclusive basis, some of whom are not employees of the Company. Approximately 30%, 25% and 28% of the Company's sales of variable products in 2001, 2000 and 1999, respectively, have been through two specific national stockbrokerage firms. Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

   The Company offers insurance products throughout the United States of America (except New York). Approximately 17%, 18% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the South Atlantic region of the United States, approximately 23%, 24% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the Mid-Atlantic region of the United States and approximately 13%, 9% and 11% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in California.

 (d) Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days are included in other invested assets.

 (f) Investment Securities

   The Company has designated its fixed maturities (bonds, notes and redeemable preferred stock) and its equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

   Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders' interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline and the financial health of and specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

   Mortgage and policy loans are stated at their unpaid principal balance, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

   Short-term investments, if any, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

 (g) Deferred Acquisition Costs

   Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Acquisition costs include first-year commissions in excess of recurring renewal commissions, and certain support costs such as underwriting and policy issue costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (h) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits ("PVFP"), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

  Goodwill - Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

 (i) Federal Income Taxes

   The Company files a consolidated life insurance federal income tax return with its parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (j) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (k) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (l) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (m) Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity and variable life contract holders. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders' equity in those assets.

   The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2001, approximately $55.9 of the Company's other invested assets related to its capital investments is in the separate accounts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


 (n) Accounting Changes

   At January 1, 2001, the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 11.

   At January 1, 2001, the Company's consolidated financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

--------
(a) For earnings effect, amount shown is net of hedged items.

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge variable-rate investments. Decreases in the fair values of these instruments were attributable to changes in interest rates since inception of the hedging arrangement. As a matter of policy, the Company ensures that funding, including the effect of derivatives, of its investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

   In November 2000, the Emerging Issues Task Force of the Financial Accounting Standards Board (FASB) reached a consensus on accounting for impairment of retained beneficial interests (EITF 99-20). Under this consensus, impairment of certain beneficial interests in securitized assets must be recognized when (1) the asset's fair value is below its carrying value, and (2) it is probable that there has been an adverse change in estimated cash flows. Previously, impairment on such assets was recognized when the asset's carrying value exceeded estimated cash flows discounted at a risk free rate of return. The effect of adopting EITF 99-20 at January 1, 2001 was not significant to the Company's operating results.

   See Note 9 for Change in Accounting for Insurance-Related Assessments in
1999.

 (o) Accounting Pronouncement Not Yet Adopted

   SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, modify the accounting for business combinations, goodwill and identifiable intangible assets. As of January 1, 2002, all goodwill and indefinite-lived intangible assets must be tested for impairment, and, if necessary, a transition adjustment will be recognized. Management does not believe there will be any goodwill impairment under these new standards. Amortization of goodwill will cease as of January 1, 2002, and thereafter, all goodwill and any

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

indefinite-lived intangible assets must be tested at least annually for impairment. The effect of the non-amortization provision on 2002 operations will be affected by 2002 acquisitions, if any, and cannot be forecast, but if these rules had applied to goodwill in 2001, management believes that full-year 2001 net earnings would have increased by approximately $7.

(2) Investment Securities

 (a) General

   For the years ended December 31, the sources of investment income of the Company were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Fixed maturities..................................... $615.2  $623.1  $557.9
   Equity securities....................................    1.7     1.8     2.2
   Mortgage loans.......................................   80.9    80.0    66.9
   Policy loans.........................................    7.1     4.6    14.0
   Other investments....................................    1.8     6.7     2.5
                                                         ------  ------  ------
   Gross investment income..............................  706.7   716.2   643.5
   Investment expenses..................................   (7.8)   (7.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $698.9  $708.9  $638.2
                                                         ======  ======  ======

   For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                         2001     2000    1999
                                                       --------  ------  ------
   Sales proceeds..................................... $2,663.3  $874.2  $590.3
                                                       ========  ======  ======
   Gross realized investment:
     Gains............................................    100.5    29.3    28.6
     Losses...........................................    (71.4)  (25.0)  (16.6)
                                                       --------  ------  ------
   Net realized investment gains...................... $   29.1  $  4.3  $ 12.0
                                                       ========  ======  ======

   The additional proceeds from investments presented in the Company's Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31 are summarized as follows:

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                      2001    2000    1999
                                                     ------  ------  -------
   Net unrealized gains (losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
     Fixed maturities............................... $(41.2) $(34.4) $(245.0)
     Equity securities..............................    4.6    (1.6)    (0.4)
     Other invested assets..........................  (16.4)   (3.2)    (4.1)
                                                     ------  ------  -------
       Subtotal.....................................  (53.0)  (39.2)  (249.5)
                                                     ======  ======  =======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   25.2    10.1     43.1
   Deferred income taxes............................   10.4    10.4     72.2
                                                     ------  ------  -------
       Net unrealized losses on available-for-sale
        investment securities....................... $(17.4) $(18.7) $(134.2)
                                                     ======  ======  =======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                       2001    2000     1999
                                                      ------  -------  -------
   Net unrealized gains (losses) on investment
    securities --beginning of year................... $(18.7) $(134.2) $  57.8
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($5.1),
    ($63.3) and $99.1................................   10.8    118.3   (184.2)
   Reclassification adjustments -- net of deferred
    taxes of $5.1, $1.5 and $4.5.....................   (9.5)    (2.8)    (7.8)
                                                      ------  -------  -------
   Net unrealized losses on investment securities --
     end of year..................................... $(17.4) $ (18.7) $(134.2)
                                                      ======  =======  =======

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                 Gross      Gross
                                     Amortized unrealized unrealized   Fair
   2001                                cost      gains      losses     value
   ----                              --------- ---------- ---------- ---------
   Fixed maturities:
   U.S. government and agency....... $     5.1   $  0.1    $   --    $     5.2
   State and municipal..............       1.2      --         --          1.2
   Non-U.S. government .............      37.0      0.2       (0.5)       36.7
   U.S. corporate...................   5,976.7     93.6     (199.4)    5,870.9
   Non-U.S. corporate...............     819.5     10.5      (18.0)      812.0
   Mortgage-backed..................   2,217.3     50.9       (7.3)    2,260.9
   Asset-backed.....................   1,524.0     31.5       (2.8)    1,552.7
                                     ---------   ------    -------   ---------
     Total fixed maturities.........  10,580.8    186.8     (228.0)   10,539.6
   Common stocks and non-redeemable
    preferred stocks................      33.2      4.8       (0.2)       37.8
                                     ---------   ------    -------   ---------
   Total available-for-sale
    securities...................... $10,614.0   $191.6    $(228.2)  $10,577.4
                                     =========   ======    =======   =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
2000                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $   10.3    $  0.3    $   --    $   10.6
State and municipal..................       1.3       --         --         1.3
Non-U.S. government..................       3.0       --         --         3.0
U.S. corporate.......................   5,705.5      24.2     (148.8)   5,580.9
Non-U.S. corporate...................     851.2      35.3       (2.2)     884.3
Mortgage-backed......................   1,762.2      44.0        --     1,806.2
Asset-backed.........................     961.4      12.8        --       974.2
                                       --------    ------    -------   --------
  Total fixed maturities.............   9,294.9     116.6     (151.0)   9,260.5
Common stocks and non-redeemable
 preferred stocks....................      37.7       0.9       (2.5)      36.1
                                       --------    ------    -------   --------
Total available-for-sale securities..  $9,332.6    $117.5    $(153.5)  $9,296.6
                                       ========    ======    =======   ========

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2001 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                            Amortized   Fair
                                                              Cost      Value
                                                            --------- ---------
Due in one year or less.................................... $   131.3 $   131.3
Due one year through five years............................   2,518.4   2,524.6
Due five years through ten years...........................   2,570.8   2,524.9
Due after ten years........................................   1,619.0   1,545.2
                                                            --------- ---------
  Subtotals................................................   6,839.5   6,726.0
Mortgage-backed securities.................................   2,217.3   2,260.9
Asset-backed securities....................................   1,524.0   1,552.7
                                                            --------- ---------
  Totals................................................... $10,580.8 $10,539.6
                                                            ========= =========

   As of December 31, 2001, $1,175.0 of the Company's investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.5 and $5.6 as of December 31, 2001 and 2000, respectively.

   As of December 31, 2001, approximately 20.7%, 17.2% and 14.3% of the Company's investment portfolio is comprised of securities issued by the manufacturing, financial and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2001 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                  2001               2000
                                            ----------------- ------------------
                                              Fair
                                              value   Percent Fair value Percent
                                            --------- ------- ---------- -------
   Agencies and treasuries................. $   250.5    2.4%  $  226.8     2.5%
   AAA/Aaa.................................   3,232.4   30.7    2,406.5    26.0
   AA/Aa...................................     841.9    8.0      645.7     7.0
   A/A.....................................   2,432.5   23.1    2,161.3    23.3
   BBB/Baa.................................   2,366.6   22.4    2,259.4    24.4
   BB/Ba...................................     346.2    3.3      365.9     4.0
   B/B.....................................      95.6    0.9      168.0     1.8
   CCC/Ca..................................      10.0    0.1       10.1     0.1
   Not rated...............................     963.9    9.1    1,016.8    11.0
                                            ---------  -----   --------   -----
   Totals.................................. $10,539.6  100.0%  $9,260.5   100.1%
                                            =========  =====   ========   =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   At December 31, 2001 and 2000, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $11.7 and $6.4, respectively.

   The Company has limited partnership commitments outstanding of $16.0 and $51.5 at December 31, 2001 and 2000, respectively.

 (b) Mortgage and Real Estate Portfolio

   The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

   Geographic distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   26.8%     100.0%
   Mid Atlantic............................................   10.3        --
   Pacific.................................................   30.7        --
   East North Central......................................   10.0        --
   West South Central......................................    4.6        --
   Mountain................................................    9.8        --
   Other...................................................    7.8        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Type distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   27.6%       -- %
   Retail..................................................   26.1      100.0
   Industrial..............................................   28.0        --
   Apartments..............................................   12.9        --
   Other...................................................    5.4        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

   For the years ended December 31, 2001 and 2000, respectively, the Company originated $36.0 and $96.6 of mortgages secured by real estate in California, which represents 25% and 22% of the Company's total U.S. originations for those years.

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2001 and 2000, totaled $6.7 and $3.6 respectively.

   "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

   Under these principles, the Company has two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2001 and 2000) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($7.6 and $6.3, as of December 31, 2001 and 2000, respectively). Average investment in impaired loans during 2001, 2000 and 1999 was $6.8, $11.5 and $15.0 and interest income earned on these loans while they were considered impaired was $0.9, $0.8 and $2.6 for the years ended 2001, 2000 and 1999, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                                                             2001  2000   1999
                                                             ----- -----  -----
   Balance at January 1..................................... $14.3 $23.3  $20.9
   Provision (benefit) charged (credited) to operations.....   2.3 (11.1)   1.6
   Amounts written off, net of recoveries...................   1.6   2.1    0.8
                                                             ----- -----  -----
   Balance at December 31................................... $18.2 $14.3  $23.3
                                                             ===== =====  =====

   During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2001, 2000 and 1999 represented 1.9%, 1.3% and 2.8% of gross mortgage loans, respectively.

   The Company had $5.0 and $4.5 of non-income producing mortgage loans as of December 31, 2000 and 1999, respectively. There were no non-income producing mortgage loans as of December 31, 2001.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(3) Deferred Acquisition Costs

   Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $712.9  $475.2  $296.1
   Costs deferred.....................................  204.1   304.4   218.9
   Amortization, net..................................  (78.8)  (66.7)  (39.8)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  838.2   712.9   475.2
   Cumulative effect of net unrealized investment
    losses............................................   15.6     2.8     7.3
                                                       ------  ------  ------
   Financial statement balance at December 31......... $853.8  $715.7  $482.5
                                                       ======  ======  ======

(4) Intangible Assets

 (a) Present Value of Future Profits

   The method used by the Company to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $278.1  $314.8  $367.0
   Interest accreted at 6.57%, 5.94% and 6.64% for
    2001, 2000 and 1999, respectively.................   16.3    17.1    21.9
   Amortization.......................................  (59.3)  (53.8)  (74.1)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  235.1   278.1   314.8
   Cumulative effect of net unrealized investment
    losses............................................    9.6     7.3    35.8
                                                       ------  ------  ------
   Financial statement balance at December 31......... $244.7  $285.4  $350.6
                                                       ======  ======  ======

   The estimated percentage of the December 31, 2001 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2002................................... 11.8%
            2003...................................  9.7
            2004...................................  8.4
            2005...................................  7.3
            2006...................................  6.5

 (b) Goodwill

   At December 31, 2001 and 2000, total unamortized goodwill was $107.4 and $114.4, respectively, which is shown net of accumulated amortization and adjustments of $43.3 and $36.3 for the years ended December 31,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

2001 and 2000, respectively. Goodwill amortization was $7.0, $7.0 and $6.0 for the years ending December 31, 2001, 2000 and 1999, respectively.

(5) Reinsurance

   GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

   The effects of reinsurance on premiums earned for the years ended December 31 were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Direct............................................... $128.8  $145.6  $166.6
   Assumed..............................................    3.3     3.3     3.0
   Ceded................................................  (23.7)  (32.5)  (45.7)
                                                         ------  ------  ------
   Net premiums earned.................................. $108.4  $116.4  $123.9
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      3%      3%      2%
                                                         ======  ======  ======

   Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $58.0, $54.3 and $68.2 for the years ended December 31, 2001, 2000 and 1999, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                     Mortality/   Interest      December 31,
                          Withdrawal Morbidity      Rate     ------------------
                          Assumption Assumption  Assumption    2001      2000
                          ---------- ---------- ------------ --------- --------
Investment contracts....     N/A        N/A         N/A      $ 8,788.6 $7,759.7
Limited-payment
 contracts..............     None       (a)      3.5-10.0%        17.9     17.4
Traditional life
 insurance contracts....   Company      (b)     7.0% grading     344.2    362.3
                          Experience              to 6.5%
Universal life-type
 contracts..............     N/A        N/A         N/A        1,774.9  1,747.5
Accident and health.....   Company      (c)     7.5% grading      49.7     47.4
                          Experience              to 4.75%
                                                             --------- --------
Total future annuity and
 contract benefits......                                     $10,975.3 $9,934.3
                                                             ========= ========

--------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

                                                            2001   2000   1999
                                                            ----- ------  -----
   Current federal income tax provision (benefit).......... $18.2 $(20.8) $29.3
   Deferred federal income tax provision...................  49.1   90.5   24.9
                                                            ----- ------  -----
     Subtotal-federal provision............................  67.3   69.7   54.2
                                                            ----- ------  -----
   Current state income tax provision (benefit)............   0.8   (0.8)   2.3
   Deferred state income tax provision.....................   2.0    4.0    0.1
                                                            ----- ------  -----
     Subtotal-state provision..............................   2.8    3.2    2.4
                                                            ----- ------  -----
     Total income tax provision............................ $70.1 $ 72.9  $56.6
                                                            ===== ======  =====

   The reconciliation of the federal statutory rate to the effective income tax rate at December 31 is as follows:

                                                               2001  2000  1999
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax, net of federal income tax benefit........  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.2
   Dividends-received deduction............................... (2.9) (1.7) (1.6)
   Other, net.................................................  1.3  (3.9) (0.7)
                                                               ----  ----  ----
     Effective rate........................................... 35.1% 30.9% 34.4%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The components of the net deferred tax liability at December 31 are as follows:

                                                                   2001   2000
                                                                  ------ ------
   Assets:
     Insurance reserve amounts................................... $161.8 $165.6
     Net unrealized losses on investment securities..............   10.4   10.4
     Net unrealized loss on derivatives..........................    5.0    --
                                                                  ------ ------
       Total deferred income tax assets..........................  177.2  176.0
                                                                  ------ ------
   Liabilities:
     Investments.................................................    1.6    5.3
     Present value of future profits.............................   47.3   50.3
     Deferred acquisition costs..................................  194.6  149.6
     Other.......................................................    9.2    2.8
                                                                  ------ ------
       Total deferred income tax liabilities.....................  252.7  208.0
                                                                  ------ ------
       Net deferred income tax liability......................... $ 75.5 $ 32.0
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company received a refund of federal and state taxes for the year ended December 31, 2001 of $23.9, and paid $41.1 and $41.8, for federal and state income taxes for the years ended December 31, 2000 and 1999, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $18.3, $11.1 and $14.8 for the years ended December 31, 2001, 2000 and 1999, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $68.1, $55.2 and $45.1, for the years ended December 31, 2001, 2000 and 1999, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $0.6, $1.1 and $1.9 for the years ended December 31, 2001, 2000 and 1999, respectively. The Company pays interest at the cost of funds of GNA Corporation, which was 2.8%, 6.9% and 5.9% as of December 31, 2001, 2000 and 1999, respectively. The amounts outstanding as of December 31, 2001 and 2000 were $50.5 and $85.7, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

(9) Guaranty Association Assessments

   The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $0.1, $0.5, and $0.1 to various state guaranty associations during 2001, 2000 and 1999, respectively. At December 31, 2001 and 2000, accounts payable and accrued expenses include $4.7 and $4.6, respectively, related to estimated future payments.

   Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the effect of this adoption as a cumulative effect of a change in accounting principle, which served to increase 1999 net income by $5.0 (net of income taxes of $2.8).

(10) Litigation

   The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company's Consolidated Financial Statements.

   On November 1, 2000, the Company was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, the Company successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from the Company and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied the Company's motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. The Company intends to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.

(11) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts and beginning in 2001, derivative financial instruments. Other assets and liabilities--those not carried at fair value--are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2001 or 2000.

   A description of how fair values are estimated follows:

   Borrowings. Based on market quotes or comparables.

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Information about certain financial instruments that were not carried at fair value at December 31, 2001 and 2000, is summarized as follows:

                                      2001                           2000
                          -----------------------------  -----------------------------
                              Assets (Liabilities)           Assets (Liabilities)
                          -----------------------------  -----------------------------
                          Notional Carrying     Fair     Notional Carrying     Fair
                           Amount   amount      value     Amount   amount      value
                          -------- ---------  ---------  -------- ---------  ---------
Assets:
 Mortgage loans.........     (a)   $   938.8  $   978.4     (a)   $ 1,130.0  $ 1,174.0
 Other financial
  instruments...........     (a)        17.8       17.8     (a)         9.3        9.3
Liabilities:
 Borrowings and related
  instruments:
 Borrowings.............     (a)       (50.5)     (50.5)    (a)       (85.7)     (85.7)
 Investment contract
  benefits..............    --      (8,788.6)  (8,812.3)   --      (7,759.7)  (7,339.5)
 Other firm commitments:
 Ordinary course of
  business lending
  commitments...........    6.7          --         --     3.6          --         --

--------
(a)  These financial instruments do not have notional amounts.

   On January 1, 2001 GELAAC adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as discussed in Note 1. The paragraphs that follow provide additional information about derivatives and hedging relationships in accordance with SFAS 133.

   Under SFAS 133, all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of a hedge is reported in earnings as it occurs.

   The nature of the Company's business activities necessarily involves the management of various financial and market risks, including those related to changes in interest rates. As discussed more fully in Note 1 of the 2001 audited financial statements, the Company uses derivative financial instruments to mitigate or eliminate certain of those risks. The January 1, 2001, accounting change previously described affected only the pattern and timing of non-cash accounting recognition.

   At January 1, 2001, the Company's financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

  --------
  (a)  For earnings effect, amount shown is net of hedged items.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   A reconciliation of current period changes for the twelve months ended December 31, 2001, net of applicable income taxes in the separate component of shareholders' interest labeled "derivatives qualifying as hedges", follows:

   Transition adjustment as of January 1, 2001.......................... $(7.8)
   Current period decreases in fair value -- net........................  (0.1)
   Reclassification to earnings, net....................................  (0.2)
                                                                         -----
   Balance at December 31, 2001......................................... $(8.1)
                                                                         =====

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge interest rate risk on variable-rate investments. Decreases in the fair value of these instruments are attributable to changes in interest rates. Additional disclosures required by SFAS No. 133, as amended, are provided in the following paragraphs.

 Hedges of Future Cash Flows

   There was less than $0.1 of ineffectiveness reported in the twelve months ended December 31, 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2001 related to the hedge of future cash flows.

   Of the $(7.8) transition adjustment recorded in shareholders' interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $(8.1), net of taxes, recorded in shareholders' interest at December 31, 2001 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest income on floating-rate instruments. Of this amount $(0.2), net of income taxes, are expected to be reclassified to earnings over the twelve-month period ended December 31, 2002. The actual amounts that will be reclassified to income over the next twelve months will vary from this amount as a result of market conditions. No amounts were reclassified to income during the twelve months ended December 31, 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

   At December 31, 2001, there were derivative instruments hedging the reinvestment risk of forecasted purchases of bonds that would occur within one month of year end.

 Hedges of Recognized Assets, Liabilities and Firm Commitments

   The ineffective portion of changes in fair values of hedge positions, reported in the twelve month period ended December 31, 2001 operations, amounted to $0.1 million, before income taxes. These amounts were included in net realized investment gains. There were no amounts excluded from the measure of effectiveness.

 Derivatives Not Designated as Hedges

   At December 31, 2001, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

(12) Restrictions on Dividends

   Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice, based on the lesser of 10% of the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

prior year statutory surplus and 100% of prior year statutory net gain from operations. Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2001, the Company is able to distribute $58.4 in dividends in 2002 without obtaining regulatory approval.

   The Company declared and paid dividends of $9.6 for the years ended December 31, 2001, 2000 and 1999.

(13) Supplementary Financial Data

   The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices. The impact of adoption of codification increased statutory capital and surplus by $16.6, primarily related to the recognition of certain deferred tax assets.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below (unaudited):

                                                           2001    2000   1999
                                                          ------  ------ ------
   Statutory net income (loss)........................... $(20.5) $ 68.0 $ 70.8
   Statutory capital and surplus......................... $584.4  $593.5 $542.5

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2001 and 2000, the Company exceeded the minimum required RBC levels.

(14) Operating Segment Information

   The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


   The following is a summary of industry segment activity for 2001, 2000 and 1999:

2001 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   695.8     $  3.1     $   698.9
   Net realized investment gains.........        29.1        --           29.1
   Premiums..............................        48.2       60.2         108.4
   Other revenues........................       297.8        0.2         298.0
                                            ---------     ------     ---------
     Total revenues......................     1,070.9       63.5       1,134.4
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       674.1       42.0         716.1
   Commissions...........................       146.8       15.9         162.7
   Amortization of intangibles...........        47.9        2.1          50.0
   Other operating costs and expenses....         0.7        5.2           5.9
                                            ---------     ------     ---------
     Total benefits and expenses.........       869.5       65.2         934.7
                                            ---------     ------     ---------
     Income (loss) before income taxes
      and cumulative effect of change in
      accounting principle...............   $   201.4     $ (1.7)    $   199.7
                                            =========     ======     =========
   Total Assets..........................   $22,288.6     $168.0     $22,456.6
                                            =========     ======     =========

2000 -- Segment Data

                                                       Lifestyle
                                            Wealth    Protection
                                         Accumulation      &
                                          & Transfer  Enhancement Consolidated
                                         ------------ ----------- ------------
   Net investment income................  $   703.5     $  5.4     $   708.9
   Net realized investment gains........        4.3        --            4.3
   Premiums.............................       55.3       61.0         116.3
   Other revenues.......................      316.2        7.7         323.9
                                          ---------     ------     ---------
     Total revenues.....................    1,079.3       74.1       1,153.4
                                          ---------     ------     ---------
   Interest credited, benefits, and
    other changes in policy reserves ...      715.3       40.9         756.2
   Commissions..........................      212.8       16.5         229.3
   Amortization of intangibles..........       41.5        2.2          43.7
   Other operating costs and expenses...     (119.7)       7.9        (111.8)
                                          ---------     ------     ---------
     Total benefits and expenses........      849.9       67.5         917.4
                                          ---------     ------     ---------
     Income before income taxes.........  $   229.4     $  6.6     $   236.0
                                          =========     ======     =========
   Total Assets.........................  $22,440.7     $171.8     $22,612.5
                                          =========     ======     =========

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


1999 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   634.2     $  4.0     $   638.2
   Net realized investment gains.........        12.0        --           12.0
   Premiums..............................        67.8       56.1         123.9
   Other revenues........................       243.6        0.2         243.8
                                            ---------     ------     ---------
     Total revenues......................       957.6       60.3       1,017.9
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       617.0       38.5         655.5
   Commissions...........................       179.7       12.4         192.1
   Amortization of intangibles...........        56.2        2.1          58.3
   Other operating costs and expenses....       (55.1)       2.6         (52.5)
                                            ---------     ------     ---------
     Total benefits and expenses.........       797.8       55.6         853.4
                                            ---------     ------     ---------
     Income before income taxes and
      cumulative effect of change in
      accounting principle...............   $   159.8     $  4.7     $   164.5
                                            =========     ======     =========
   Total Assets..........................   $19,774.2     $183.1     $19,957.3
                                            =========     ======     =========

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

    All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits

  (1)(a)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of Separate Account 4.(5)

  (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life Of Virginia Separate Account
            4 to GE Life & Annuity Separate Account 4.(6)

  (1)(b)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of additional subaccounts of the Separate Account, investing in shares of the Asset Manager
            Portfolio of the Fidelity Variable Insurance Portfolio of The
            Advisers Management Trust.(5)

  (1)(c)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of additional subaccounts of the Separate Account, investing in shares of the Growth Portfolio, the Aggressive Growth Portfolio, and the Worldwide Growth Portfolio of the Janus Aspen Series.(5)

  (1)(d)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of twenty-two (22) additional subaccounts of the Separate Account, investing in shares
            Of Money Market Portfolio, High Income Portfolio, Equity-Income
            Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity
            Variable Insurance Products Fund; Asset Manager Portfolio of the
            Fidelity Variable Insurance Products Fund II; Money Market
            Portfolio, Government Securities Portfolio, Common Stock Index
            Portfolio, Total Return Portfolio of the Life of Virginia Series
            Fund, Inc.; Limited Maturity Bond Portfolio, Growth Portfolio and
            Balanced Portfolio of the Neuberger & Berman Advisers Management
            Trust; Growth Portfolio, Aggressive Growth Portfolio, and Worldwide
            Growth Portfolio of the Janus Aspen Series; Money Fund, High Income
            Fund, Bond Fund, Capital Appreciation Fund, Growth Fund, Multiple
            Strategies Fund of the Oppenheimer Variable Account Funds.(5)

  (1)(e)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of two additional subaccounts of the Separate Account, investing in shares of the Utility Fund and the Corporate Bond Fund of the Insurance
            Management Series, and the Contrafund(R) Portfolio of the Variable
            Insurance Products Fund II.(4)

  (1)(f)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of two additional subaccounts of the Separate Account, investing in shares of the International Equity Portfolio and the Real Estate Securities
            Portfolio of Life of Virginia Series Fund.(5)

  (1)(g)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of four additional subaccounts of the Separate Account, investing in shares of the American Growth Portfolio and the American Small Capitalization
            Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income Portfolio of the Janus Aspen Series.(1)

  (1)(h)    Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of two additional subaccounts of the Separate Account, investing in shares of the Federated American Leaders Fund II of the Federated Insurance
            Series, and the International Growth Portfolio of the Janus Aspen
            Series.(2)

  (1)(i) Resolution of Board of Directors of The Life Insurance Company of
         Virginia authorizing the Establishment of twelve additional subaccounts of the Separate Account, investing in shares of the Growth and Income Portfolio and Growth opportunities Portfolio of Variable
         Insurance Products Fund III; Growth II Portfolio and Large Cap Growth
         Portfolio of the PBHG Insurance Series Fund, Inc.; Global Income Fund and Value Equity Fund of GE Investments Funds, Inc.(4)

  (1)(j) Resolution of Board of Directors of The Life Insurance Company of
         Virginia authorizing the Establishment of two additional subaccounts of the Separate Account, investing in shares of the Capital
         Appreciation Portfolio of the Janus Aspen Series.(4)

  (1)(k) Resolution of Board of Directors of The Life Insurance Company of
         Virginia authorizing the Establishment of six additional subaccounts of the Separate Account, investing in shares of the U.S. Equity Fund of the GE Investments Funds, Inc., Growth and Income Fund of the
         Goldman Sachs Variable Insurance Trust Fund and Mid Cap Equity Fund of
         Goldman Sachs Variable Insurance Trust. Further a name change for
         Oppenheimer Variable Account Fund Capital Appreciation Fund to
         Oppenheimer Variable Account Fund Aggressive Growth Fund.(5)

  (1)(l) Resolution of Board of Directors of The Life Insurance Company of
         Virginia authorizing additional subaccounts of the Separate Account investing in shares of the Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers
         Variable Strategic Bond Fund of Salomon Brothers Variable Series
         Funds, Inc.(5)

  (1)(m) Resolution of Directors of The Life Insurance Company of Virginia authorizing the establishment of Ninety-six additional subaccounts of the Separate Account.(8)

  (1)(n) Resolution of Board of Directors of GE Life and Annuity Assurance
         Company authorizing additional Subaccounts investing in shares of GE
         Premier Growth Equity Fund of GE Investments Funds, Inc.(9)

  (1)(o) Resolution of Board of Directors of GE Life and Annuity Assurance
         Company authorizing change in Name of subaccounts of Oppenheimer
         Variable Account Funds and Mid Cap Value Fund of Goldman Sachs
         Variable Insurance Trust.(9)

  (1)(p) Resolution of Board of Directors of GE Life and Annuity Assurance
         Company authorizing additional subaccounts investing in shares of AIM
         V.I. Aggressive Growth Fund, AIM V.I. Capital Appreciation Fund, AIM
         V.I. Capital Development Fund, AIM V.I. Global Utilities Fund, AIM
         V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth
         & Income Fund, AIM V.I. Telecommunications Fund and AIM V.I. Value
         Fund of AIM Variable Insurance Funds, Inc.; Growth & Income Portfolio,
         Premier Growth Portfolio and Quasar Portfolio of Alliance Variable
         Products Series Fund; The Dreyfus Socially Responsible Growth Fund,
         Inc. of The Dreyfus Corporation; Equity Income Portfolio and Growth
         Portfolio of Fidelity Variable Insurance Products Fund; Contrafund(R)
         Portfolio of Fidelity Variable Insurance Products Fund II; Growth &
         Income Portfolio And Mid Cap Portfolio of Fidelity Variable Insurance
         Products Fund III; Money Market Fund, Premier Growth Equity Fund, S&P
         500(R) Index Fund, U.S. Equity Fund, and Value Equity Fund of GE
         Investments Funds, Inc.; Aggressive Growth Portfolio, Balanced
         Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio,
         Global Sciences Portfolio, Global Technology Portfolio, Growth
         Portfolio, High Yield Portfolio, International Growth Portfolio, and
         Worldwide Growth Portfolio of Janus Aspen Series; Global Securities
         Fund/VA and Main Street Growth & Income Fund/VA of Oppenheimer
         Variable Account Funds; Foreign Bond Portfolio, High Yield Bond
         Portfolio, Long-Term U.S. Government Bond Portfolio and Total Return
         Bond Portfolio of PIMCO Variable Insurance Trust; and OTC Fund of
         Rydex Variable Trust.(10)

  (1)(q) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional subaccounts of the Separate Account, investing in shares of Global Life Sciences and Global Technology
         Portfolios of Janus Aspen Series and Mid-Cap Value Equity Fund of GE
         Investments Funds, Inc.(11)

  (1)(r) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional subaccounts of the Separate Account, investing in shares of Dreyfus Investment
               Portfolios-Emerging Markets Portfolio of The Dreyfus
               Corporation; Federated High Income Bond Fund II and Federated
               International Small Company Fund II of the Federated Insurance
               Series; Mid-Cap Value Equity, Small-Cap Value Equity Fund, and
               Value Equity Fund of GE Investments Funds, Inc; MFS(R) Growth
               Series, MFS(R) Growth With Income Series, MFS(R) New Discovery
               Series and MFS(R) Utilities Series of the Massachusetts
               Financial Services Company Variable Insurance Trust.(12)

  (1)(s) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional subaccounts of the Separate Account, investing in shares of Prudential Equity
               Portfolios, Prudential Jennison Portfolio, SP Jennison
               International Growth Portfolio, and SP Prudential U.S. Emerging
               Growth Portfolio of The Prudential Series Fund, Inc. (14)

  (2)          Not Applicable.

  (3)(a)       Underwriting Agreement dated December 13, 1997 between The Life
               Insurance Company of Virginia and Capital Brokerage
               Corporation.(5)

     (b)       Dealer Sales Agreement dated December 12, 1997.(5)

  (4)(a)       Form of Contract.

     (a)(i)    Contract Form P1154 4/00.(10)

     (b)       Endorsements to Contract.

     (b)(i)    Terminal Illness Nursing Home Endorsement P5122 10/98.(5)

     (b)(ii)   IRA Endorsement P5090F 7/97.(5)

     (b)(iii)  Roth IRA P5100 6/99.(5)

     (b)(iv)   Optional Death Benefit Rider P5135 4/00.(10)

     (b)(v)    Optional Enhanced Death Benefit Rider P5140 8/00.(13)

     (b)(vi)   Optional Death Benefit Rider P5152 12/00.(14)

     (b)(vii)  Optional Enhanced Death Benefit Rider P5153 12/00.(14)

     (b)(viii) Monthly Income Benefit Endorsement P5154 12/00.(14)

     (b)(ix)   Optional Enhanced Death Benefit Rider P5161 3/01.(14)

  (5)(a)       Form of Application.(10)

  (6)(a)       Certificate of Incorporation of The Life Insurance Company of
               Virginia.(5)

     (a)(i)    Amended and Restated Articles of Incorporation of GE Life and
               Annuity Assurance Company.(13)

     (b)       By-Laws of The Life Insurance Company of Virginia.(5)

     (b)(i)    Amended and Restated By-Laws of GE Life and Annuity Assurance
               Company dated May 1, 2000.(13)

  (7)          Not Applicable.

  (8)(a)       Participation Agreement among Variable Insurance Products Fund,
               Fidelity Distributors Corporation, And The Life Insurance
               Company of Virginia.(5)

     (a)(i)    Amendment to Participation Agreement Referencing Policy Form
               Numbers.(5)

     (a)(ii)   Amendment to Participation Agreement among Variable Insurance
               Products Fund II, Fidelity Distributors Corporation, and The
               Life Insurance Company of Virginia.(5)

     (a)(iii) Amendment to Participation Agreement among Variable Insurance
              Products Fund, Fidelity Distributors Corporation, and The Life
              Insurance Company of Virginia.(5)

     (a)(iv)  Amendment to Participation Agreement Variable Insurance Products
              Fund, Fidelity Distributors Corporation and GE Life and Annuity
              Assurance Company.(12)

     (b)      Agreement between Oppenheimer Variable Account Funds, Oppenheimer
              Management Corporation, And The Life Insurance Company of
              Virginia.(5)

     (b)(i)   Amendment to Agreement between Oppenheimer Variable Account Funds,
              Oppenheimer Management Corporation, and The Life Insurance Company of Virginia.(12)

     (c)      Participation Agreement among Variable Insurance Products Fund II,
              Fidelity Distributors Corporation and The Life Insurance Company of
              Virginia.(5)

     (c)(i)   Amendment to Variable Insurance Products Fund II, Fidelity
              Distributors Corporation and GE Life And Annuity Assurance
              Company.(12)

     (d) Participation Agreement between Janus Capital Corporation and Life of Virginia.(5)

     (e)      Participation Agreement between Insurance Management Series,
              Federated Securities Corporation, and The Life Insurance Company of
              Virginia.(5)

     (e)(i)   Amendment to Participation Agreement between Federated Securities
              Corporation and GE Life and Annuity Assurance Company.(12)

     (f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and
              The Life Insurance Company of Virginia.(12)

     (f)(i)   Amendment to Fund Participation Agreement between The Alger
              American Fund, Fred Alger and Company, Inc. and GE Life and Annuity
              Assurance Company.(9)

     (g)      Participation Agreement between Variable Insurance Products Fund
              III and The Life Insurance
              Company of Virginia.(1)

     (g)(i)   Amendment to Variable Insurance Products Fund III, Fidelity
              Distributors Corporation and GE Life and Annuity Assurance
              Company.(12)

     (h)      Participation Agreement between PBHG Insurance Series Fund, Inc.
              and The Life Insurance
              Company of Virginia.(1)

     (i) Participation Agreement between Goldman Sach Variable Series Funds and The Life Insurance
              Company of Virginia.(5)

     (j)      Participation Agreement between Salomon Brothers Variable Series
              Funds and The Life Insurance Company of Virginia.(7)

     (k)      Participation Agreement between GE Investments Funds, Inc. and The
              Life Insurance Company of Virginia.(7)

     (k)(i)   Amendment to Fund Participation Agreement between GE Investments
              Funds, Inc. and GE Life and Annuity Assurance Company.(9)

     (k)(ii)  Amendment to Fund Participation Agreement between GE Investments
              Funds, Inc. and GE Life and Annuity Assurance Company.(12)

     (l)      Participation Agreement between AIM Variable Insurance Series and
              GE Life and Annuity Assurance Company.(11)

     (m) Participation Agreement between Alliance Variable Products Series
         Fund, Inc. and GE Life and
         Annuity Assurance Company.(12)

     (n) Form of Participation Agreement between Dreyfus and GE Life and
         Annuity Assurance
         Company.(12)

     (o) Participation Agreement between MFS(R) Variable Insurance Trust and GE
         Life and Annuity Assurance Company.(12)

     (p) Participation Agreement between PIMCO Variable Insurance Trust and GE
         Life and Annuity
         Assurance Company.(12)

     (q) Participation Agreement between Rydex Variable Trust and GE Life and
         Annuity Assurance
         Company.(12)

     (r) Participation Agreement between The Prudential Series Fund, Inc. and
         GE Life and Annuity Assurance Company.(14)

  (9)    Opinion and Consent of Counsel.(16)

 (10)    Consent of Independent Auditors.(15)

 (11)    Not Applicable.

 (12)    Not Applicable.

 (13)    Schedule showing computation for Performance Data.(2)

 (14)    Power of Attorney dated April 23, 2002.(15)

--------
(1) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on September 28, 1995.
(2) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 30, 1996.
(3) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on March 24, 1997.
(4) Incorporated herein by reference to Post-Effective Amendment No 7 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1997.
(5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1998.
(6) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on July 17, 1998.
(7) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on December 18, 1998.
(8) Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on January 27, 1999.
(9) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on April 30, 1999.

(10) Incorporated herein by reference to the initial filing to the Registrant's Registration Statement on FormN-4, File No. 33-31172 filed with the Securities and Exchange Commission on February 25, 2000.
(11) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on April 28, 2000.
(12) Incorporated herein by reference to Pre-Effective Amendment 1 to the Registrant's Registration Statement on Form N-4, File No. 333-31172 filed with the Securities and Exchange Commission on June 2, 2000.
(13) Incorporated herein by reference to Post-Effective Amendment 1 to the Registrant's Registration Statement on Form N-4, File No. 333-31172 filed with the Securities and Exchange Commission on September1, 2000.
(14) Incorporated herein by reference to Post-Effective Amendment 3 to the Registrant's Registration Statement on Form N-4, File No. 333-62695 filed with the Securities and Exchange Commission on February 27, 2001.
(15) Incorporated herein by reference to Post-Effective Amendment 4 to the Registrant's Registration Statement on Form N-4, File No. 333-31172 filed with the Securities and Exchange Commission on April 30, 2002.
(16) Filed herewith.

Item 25. Directors and Officers of GE Life and Annuity Assurance Company

Pamela S. Schutz.................      Director, Chief Executive Officer, and President

Thomas M. Stinson................      Director and Senior Vice President

Elliot A. Rosenthal..............      Director and Senior Vice President

Leon E. Roday....................      Director and Senior Vice President

Geoffrey S. Stiff................      Director and Senior Vice President

Paul Haley ......................      Senior Vice President

Rose Hampton.....................      Senior Vice President

Frank Gencarelli.................      Senior Vice President

Kelly L. Groh....................      Senior Vice President and Chief Financial Officer

Susan M. Mann....................      Vice President and Controller

Gary T. Prizzia..................      Treasurer

The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Va 23230.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                             Organizational Chart

                 ------------- General Electric
                |                   Company
                |                     |
          Other Subsidiaries          |
                                    (100%)
                                      |
                               General Electric
                            Capital Services, Inc.
                                      |
                                    (100%)
                                      |
                               General Electric
                              Capital Corporation
                                      |
                                    (100%)
                                      |
                            GE Financial Assurance
                                Holdings, Inc.
                                      |
                                    (100%)
                                      |
                                GNA Corporation
                                      |
                                    (100%)
                                      |
                               General Electric
                           Capital Assurance Company
                                      |
                                    (85.2%)--------------
                                      |                 |
                                      |                 |
                                      |                 |
                                      |                 |             Phoenix
                                      |                 |               Life
                                      |         Federal Home Life    Insurance
                                      |         Insurance Company  Company, Inc.
                                      |               (11.7%)         (3.1%)
                                      |                 |                |
                              GE Life and Annuity       |                |
                               Assurance Company  -----------------------------


Item 27. Number of Contractowners

   There are 11,627 contractowners invested in this product as of June 24, 2002.


Item 28. Indemnification

   Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful.
The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 5 of the By-Laws of GE Life and Annuity Assurance Company further provides that:

     (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

     (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

     (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or
  (3) by the stockholders of the Corporation.

     (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

     (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

     (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

     (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III, 4 and 5.

   (b)

          Name                    Address               Positions and Offices with Underwriter
          ----                    -------               --------------------------------------
Adam T. Rochlin......... GE Financial Assurance     President and Chief Executive Officer
                         201 Merrit 7
                         Norwalk, CT 06856
Thomas W. Casey......... GE Financial Assurance     Senior Vice President
                         6604 W. Broad St.
                         Richmond, VA 23230
Robert T. Methven....... GE Financial Assurance     Senior Vice President
                         200 N. Martingale Road
                         Schaumburg, IL 60173
Gary T. Prizzia......... GE Financial Assurance     Treasurer
                         6620 W. Broad Street
                         Richmond, VA 23230
Edward J. Wiles, Jr..... GE Financial Assurance     Senior Vice President, Chief Compliance Officer
                         201 Merrit 7
                         Norwalk, CT 06856
Kelly L. Groh .......... GE Financial Assurance     Chief Financial Officer, Controller
                         6610 W. Broad Street
                         Richmond, Virginia 23230

                                                         Positions and Offices with
          Name                    Address                       Underwriter
          ----                    -------                --------------------------
Victor C. Moses......... GE Financial Assurance     Senior Vice President
                         601 Union St., Ste. 5600
                         Seattle, WA 98101
Geoffrey S. Stiff....... GE Financial Assurance     Senior Vice President
                         6610 W. Broad St.
                         Richmond, VA 23230
Ward E. Bobitz.......... GE Financial Assurance     Vice President & Assistant Secretary
                         6620 W. Broad St.
                         Richmond, VA 23230
Brenda Daglish.......... GE Financial Assurance     Vice President & Assistant Treasurer
                         6604 W. Broad St.
                         Richmond, VA 23230
William E. Daner, Jr.... GE Financial Assurance     Vice President, Counsel & Secretary
                         6610 W. Broad St.
                         Richmond, VA 23230
Richard G. Fucci........ GE Financial Assurance     Vice President
                         6604 W. Broad St.
                         Richmond, VA 23230

Item 30. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at its Home Office.

Item 31. Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

   (d) GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   GE Life and Annuity Assurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life and Annuity Assurance Company and the GE Life & Annuity Separate Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   GE Life and Annuity Assurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Life & Annuity Separate Account 4, certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 28th day of June, 2002.


                                          GE Life & Annuity Separate Account 4
                                             (Registrant)

                                                     /s/ Heather Harker
                                          By: _________________________________
                                                       Heather Harker
                                             Vice President, Associate General
                                              Counsel and Assistant Secretary
                                               GE Life and Annuity Assurance
                                                          Company

                                          GE Life and Annuity Assurance
                                          Company
                                          (Depositor)

                                                     /s/ Heather Harker
                                          By: _________________________________
                                                       Heather Harker
                                             Vice President, Associate General
                                              Counsel and Assistant Secretary
                                               GE Life and Annuity Assurance
                                                          Company

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


              Signature                          Title                   Date
              ---------                          -----                   ----

                 *                     Director, Chief Executive       06/28/02
______________________________________  Officer, President
           Pamela S. Schutz

                 *                     Director, Senior Vice           06/28/02
______________________________________  President
          Thomas M. Stinson

                 *                     Director, Senior Vice           06/28/02
______________________________________  President
           Elliot Rosenthal

                 *                     Chief Financial Officer         06/28/02
______________________________________
            Kelly L. Groh

                 *                     Controller                      06/28/02
______________________________________
            Susan M. Mann

                 *                     Director, Senior Vice           06/28/02
______________________________________  President
            Leon E. Roday

                 *                     Senior Vice President           06/28/02
______________________________________
              Paul Haley

              Signature                              Title                          Date
              ---------                              -----                          ----

                 *                     Director                                   06/28/02
______________________________________
          Geoffrey S. Stiff

                 *                     Vice President, Associate General          06/28/02
______________________________________  Counsel and Assistant Secretary
            Heather Harker

          /s/ Heather Harker           , pursuant to Power of Attorney executed on April 23, 2002.
*By: _________________________________
            Heather Harker

                                  EXHIBIT LIST

 Exhibit 9               Opinion and Consent of Counsel